                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                     GE Life and Annuity Assurance Company
                     GE Life & Annuity Separate Account 4
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: 1-800-352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2004 (as amended June 4, 2004), for the Flexible Premium Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account 4. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

    Call:  1-800-352-9910

 Or write: GE Life and Annuity Assurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

 Or visit: www.gefinancialservice.com

   Or contact your financial representative

The date of this Statement of Additional Information is April 30, 2004 (as amended June 4, 2004).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ
 ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.

Table of Contents
Statement of Additional Information



 The Company...............................................................  B-3

 The Separate Account......................................................  B-4

 Additional Information About the Guarantee Account........................  B-4

 The Contracts.............................................................  B-5
    Transfer of Annuity Units..............................................  B-5
    Net Investment Factor..................................................  B-6

 Agreements with Distributors and Advisers for the Funds...................  B-6

 Termination of Participation Agreements...................................  B-7

 Calculation of Performance Data...........................................  B-8
    Subaccounts Investing in the Dreyfus Variable Investment Fund -- Money
      Market Portfolio.....................................................  B-8
    Other Subaccounts...................................................... B-10
    Other Performance Data................................................. B-12

 Tax Matters............................................................... B-12
    Taxation of GE Life and Annuity Assurance Company...................... B-12
    IRS Required Distributions............................................. B-13

 General Provisions........................................................ B-14
    Using the Contracts as Collateral...................................... B-14
    The Beneficiary........................................................ B-14
    Non-Participating...................................................... B-14
    Misstatement of Age or Gender.......................................... B-14
    Incontestability....................................................... B-14
    Statement of Values.................................................... B-14
    Trust as Owner or Beneficiary.......................................... B-14
    Written Notice......................................................... B-14

 Distribution of the Contracts............................................. B-15

 Legal Developments Regarding Employment-Related Benefit Plans............. B-15

 Regulation of GE Life and Annuity Assurance Company....................... B-15

 Experts................................................................... B-15

 Financial Statements...................................................... B-16

THE COMPANY           We are a stock life insurance company operating under a
                      charter granted by the Commonwealth of Virginia on March
                      21, 1871 to The Life Insurance Company of Virginia.
                      General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE
                      Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. ("GE
                      Financial Assurance") and ultimately the majority of the outstanding common stock to General Electric Capital
                      Assurance Company ("GECA"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, The Harvest Life Insurance Company
                      ("Harvest") merged into the Company on January 1, 1999.
                      At this time we were renamed GE Life and Annuity
                      Assurance Company. Harvest's former parent, Federal Home
                      Life Insurance Company ("Federal"), received common stock of the Company in exchange for its interest in Harvest.

                      On May 25, 2004, our ultimate parent, General Electric Corporation ("GE"), completed an initial public offering ("IPO") of thirty percent of the shares of Genworth, comprising most of the life and mortgage insurance operations of GE Financial Assurance. On May 24, 2004, GE Financial Assurance contributed to a newly formed company named Genworth Financial, Inc. ("Genworth") its interest in Federal and GELAAC (5,125 and 800 shares respectively). On May 31, 2004, Genworth contributed its interest in Federal and GELAAC to GNA Corp. who in turn contributed the same to GECA. In addition, effective May 31, 2004, Federal paid a stock dividend (3010 shares) of its interest in GELAAC to GECA, which resulted in us being a wholly-owned subsidiary of GECA.

                      All of our outstanding non-voting preferred stock was owned by Brookfield Life Assurance Company Limited ("Brookfield"). Brookfield is wholly-owned direct subsidiary of Genworth.

                      Genworth is a publicly traded company that is majority owned by GE Financial Assurance. GE Financial Assurance is a wholly-owned subsidiary of GE Insurance, Inc. ("GEI"). GEI is a wholly owned subsidiary of GE Capital which in turn is wholly owned, directly or indirectly, by GE.

                      We principally offer annuity contracts, institutional stable value products, and life insurance. We do business in the District of Columbia and all states except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE          We established the GE Life & Annuity Separate Account 4
ACCOUNT               as a separate investment account on August 19, 1987. The
                      Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940
                      (the "1940 Act") and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

ADDITIONAL            Amounts in the Guarantee Account are held in, and are
INFORMATION           part of, our General Account. The General Account
ABOUT THE             consists of our assets other than those allocated to the
GUARANTEE             Separate Account and our other separate accounts. Subject
ACCOUNT               to statutory authority, we have sole discretion over the
                      investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We reserve the right to impose restrictions on transfers involving the Guarantee Account. Such restrictions may include permitting transfers from an interest rate guarantee period only during the 30-day period immediately following the end of the guarantee period, limiting the amount of assets available for transfer at any one time to 25% of the allocations to the Guarantee Account plus accrued interest and prohibiting transfers to the Guarantee Account for the six month period following a transfer from the Guarantee Account.

                      For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, no more than 25% of your Contract Value, as determined at the time of allocation may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation.

THE CONTRACTS

TRANSFER OF           At your request, Annuity Units may be transferred three
ANNUITY UNITS         times per calendar year from the Subaccounts in which
                      they are currently held (subject to certain restrictions described in the contract.

                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;

                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and

                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccounts during a Valuation Period. Each
                      Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the net assets of that Subaccount
                                at the end of the preceding Valuation Period;
                                plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against that Subaccount for
                                taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge.

                      We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

AGREEMENTS WITH       We have entered into agreements with either the
DISTRIBUTORS AND      investment adviser or distributor of each of the Funds
ADVISERS FOR THE      under which the adviser or distributor pays us a fee
FUNDS                 ordinarily based upon a percentage of the average annual
                      aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. The amounts we receive under these agreements may be significant. The agreements reflect administrative services we provide.

TERMINATION OF        The participation agreements pursuant to which the
PARTICIPATION         Portfolios sell their shares to the Separate Account
AGREEMENTS            contain varying provisions regarding termination. The
                      following summarizes those provisions:

                      AIM Variable Insurance Funds. This agreement may be terminated by the parties on six months' advance written notice.

                      AllianceBernstein Variable Products Series Fund,
                      Inc. This agreement may be terminated by the parties on six months' advance written notice.

                      American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

                      Dreyfus. This agreement may be terminated by the parties on six months' advance written notice.

                      Eaton Vance Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Fidelity Variable Insurance Products Fund ("The
                      Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the contractowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, or if the Fund ceases to qualify as a regulated investment company under the Code,
                      (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

                      Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

                      MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

                      Scudder Variable Series II. The agreement may be terminated by the parties on three months' advance written notice.

CALCULATION OF        From time to time, we may disclose total return, yield,
PERFORMANCE           and other performance data for the Subaccounts pertaining
DATA                  to the contracts. Such performance data will be computed,
                      or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

SUBACCOUNTS           From time to time, advertisements and sales literature
INVESTING IN THE      may quote the yield of the Subaccounts investing in the
DREYFUS VARIABLE      Dreyfus Variable Investment Fund -- Money Market
INVESTMENT            Portfolio for a seven-day period, in a manner which does
FUND -- MONEY         not take into consideration any realized or unrealized
MARKET PORTFOLIO      gains or losses on shares of the corresponding money
                      market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Dreyfus
                      Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis.
                      The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the Dreyfus Variable Investment Fund -- Money Market
                      Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate Account. We assume for the purposes of the yield calculation that this charge will be waived.
                      Current Yield will be calculated according to the following formula:

                         Current Yield = ((NCP - ES)/UV) X (365/7)

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.

ES  =   per unit expenses of the hypothetical account for the seven-day period.

UV  =   the unit value on the first day of the seven-day period.

                      We may also quote the effective yield of the Subaccount investing in the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

                         Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.

ES  =   per unit expenses of the hypothetical account for the seven-day period.

UV  =   the unit value for the first day of the seven-day period.

                      The yield on amounts held in the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Dreyfus Variable Investment
                      Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio or will be lower than the yield for the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio.

                      Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

                      Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)

                         Current Yield: -1.26% as of December 31, 2003 Effective Yield: -1.25% as of December 31, 2003

                      Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)

                         Current Yield: -1.05% as of December 31, 2003 Effective Yield: -1.05% as of December 31, 2003

                      Past Performance is not a Guarantee or Projection of Future Results.

OTHER                 Standardized Total Return.  Sales literature or
SUBACCOUNTS           advertisements may quote total return, including average
                      annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

                         1. We calculate the unit value for each Valuation
                            Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

                         2. The annual contract charge is $30 deducted at the
                            beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.1% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

                         3. The surrender charge will be determined by assuming
                            a surrender of the contract at the end of the period. Average annual total return for periods of seven years or less will therefore reflect the deduction of a surrender charge.

                         4. Standardized total return considers the charges for
                            all optional death benefit riders.

                         5. Standardized total return does not reflect the
                            deduction of any premium taxes.

                         6. Standardized total return will then be calculated
                            according to the following formula:

                         TR =    (ERV/P)1/N-1

                      where:

                           TR =  the average annual total return for the period

                           ERV = the ending redeemable value (reflecting
                                 deductions as described above) of the
                                 hypothetical investment at the end of the period

                           P =   a hypothetical single investment of $1,000

                           N =   the duration of the period (in years)

                      The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standardized format described above. The
                      cumulative total return will be calculated using the following formula:

                           CTR = (ERV/P)-1
                      where:

                           CTR = the cumulative total return for the period

                           ERV = the ending redeemable value (reflecting
                                 deductions as described above) of the
                                 hypothetical investment at the end of the period

                           P =   a hypothetical single investment of $1,000

                      Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

TAXATION OF GE        We do not expect to incur any Federal income tax
LIFE AND ANNUITY      liability attributable to investment income or capital
ASSURANCE             gains retained as part of the reserves under the
COMPANY               contracts. (See the "Federal Tax Matters" section of the
                      prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

                        (b) if any owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                owner's death; or

                            (2) as income payments which will begin within one
                                year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

                      The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

                      Other rules may apply to Qualified Contracts.

GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified
                      Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If the Annuitant's age or gender, if applicable, was
AGE OR GENDER         misstated on the contract data page, any contract
                      benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after each report date. The
                      statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Home
                      Office at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the owner at the last known address on file with us.

DISTRIBUTION OF       The contracts which are offered continuously, are
THE CONTRACTS         distributed by Capital Brokerage Corporation, 3001 Summer
                      Street, 2nd Floor, Stamford, Connecticut 06905, an affiliate of ours. During the fiscal years ended December
                      31, 2003, 2002 and 2001, no underwriting commissions have been paid by us to Capital Brokerage Corporation.
                      Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

LEGAL                 On July 6, 1983, the Supreme Court held in Arizona
DEVELOPMENTS          Governing Committee for Tax Deferred Annuity v. Norris,
REGARDING             463 U.S. 1073 (1983), that optional annuity benefits
EMPLOYMENT-           provided under an employee's deferred compensation plan
RELATED BENEFIT       could not, under Title VII of the Civil Rights Act of
PLANS                 1964, vary between men and women on the basis of gender.
                      The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GE      Besides Federal securities laws and Virginia insurance
LIFE AND ANNUITY      law, we are subject to the insurance laws and regulations
ASSURANCE             of other states within which we are licensed to operate.
COMPANY               Generally, the Insurance Department of any other state
                      applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

EXPERTS The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2003 and for each of the years or lesser periods in the two-year period ended December 31, 2003, have been included herein in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                      The report of KPMG LLP dated February 6, 2004 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary refers to a change in accounting for goodwill and other intangible assets in 2002 and for derivative instruments and hedging activities in 2001.

FINANCIAL             This Statement of Additional Information contains
STATEMENTS            consolidated financial statements for GE Life and Annuity
                      Assurance Company and subsidiary (the Company), as of December 31, 2003 and 2002, for each of the years in the three-year period ended December 31, 2003 and the financial statements of GE Life & Annuity Separate
                      Account 4, as of December 31, 2003 and for each of the years or lesser periods in the two-year period then ended
                      December 31, 2003. The consolidated financial statements of the Company and subsidiary included in the prospectus should be distinguished from the financial statements of GE Life & Annuity Separate Account 4, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such consolidated financial statements of the Company and subsidiary should not be considered as bearing on the investment performance of the assets held in the Separate
                      Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                             Financial Statements

                         Year ended December 31, 2003

                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2003

                          Page
                          ----
Independent Auditors'
  Report.................  F-1

Statements of Assets and
  Liabilities............  F-3

Statements of Operations. F-17

Statements of Changes in
  Net Assets............. F-33

Notes to Financial
  Statements............. F-63

                         Independent Auditors' Report

Contract Owners
GE Life & Annuity Separate Account 4
   and
The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM V.I Basic Value Fund -- Series II Shares, AIM V.I. Capital Appreciation
Fund -- Series I Shares, AIM V.I. Capital Development Fund -- Series I Shares, AIM V.I. Core Equity Fund -- Series I Shares, AIM V.I. Global Utilities
Fund --Series I Shares, AIM V.I. Government Securities Fund -- Series I Shares, AIM V.I. Growth Fund -- Series I Shares, AIM V.I. New Technology Fund -- Series I Shares, AIM V.I. Premier Equity Fund -- Series I Shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- Growth and Income Portfolio -- Class B, Premier Growth Portfolio -- Class B, Quasar Portfolio -- Class B, Technology
Portfolio -- Class B; American Century Variable Portfolios, Inc -- VP Income & Growth Fund -- Class I, VP Ultra Fund -- Class I; Dreyfus -- Dreyfus Investment Portfolios --Emerging Markets Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable
Trust -- VT Floating -- Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund (VIP) -- VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Overseas
Portfolio -- Initial Class; Fidelity Variable Insurance Products Fund II (VIP
II) -- VIP II Asset Manager/SM/ Portfolio -- Initial Class, VIP II Contrafund(R) Portfolio -- Initial Class, VIP II Contrafund(R)
Portfolio -- Service Class 2; Fidelity Variable Insurance Products Fund III (VIP III) -- VIP III Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP III Growth & Income Portfolio --Initial Class, VIP III Growth & Income Portfolio -- Service Class 2, VIP III Growth Opportunities Portfolio -- Initial Class, VIP III Mid Cap Portfolio -- Initial Class, VIP III Mid Cap
Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund --Salomon Brothers Variable Emerging Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio -- Service Shares, Core Equity
Portfolio -- Institutional Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Growth Portfolio --Institutional Shares, Growth Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth
Portfolio --Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Opportunities Portfolio, Mid Cap Value Portfolio; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Total Return Series --Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account
Funds --Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance
Trust -- Foreign Bond Portfolio -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government
Portfolio -- Administrative Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series Fund,
Inc. -- Jennison Portfolio -- Class II, Jennison 20/20 Focus Portfolio --

Class II, SP Jennison International Growth Portfolio -- Class II, SP Prudential U.S. Emerging Growth Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Fund Inc -- Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable All Cap Fund -- Class II, Salomon Brothers Variable Strategic Bond Fund --Class I, Salomon Brothers Variable Total Return Fund -- Class I; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares and Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth
Portfolio -- Class II Shares) as of December 31, 2003, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2003, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period ended then ended, and their financial highlights for each of the years or lesser periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 18, 2004

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                     Statements of Assets and Liabilities

                               December 31, 2003

                                                                                 AIM Variable Insurance Funds
                                         --------------------------------------------------------------------------------------
                                          AIM V.I.  AIM V.I.    AIM V.I.    AIM V.I.   AIM V.I. AIM V.I.   AIM V.I.
                                         Aggressive   Basic     Capital      Capital     Core    Global   Government  AIM V.I.
                                           Growth     Value   Appreciation Development  Equity  Utilities Securities   Growth
                                          Fund --    Fund --    Fund --      Fund --   Fund --   Fund --   Fund --    Fund --
                                          Series I  Series II   Series I    Series I   Series I Series I   Series I   Series I
                                           Shares    Shares      Shares      Shares     Shares   Shares     Shares     Shares
                                         ---------- --------- ------------ ----------- -------- --------- ---------- ----------
Assets
Investments at fair market value (note
 2a):...................................   $1,125   7,588,743  22,096,954     5,140     1,399     1,753    690,945   10,934,059
Dividend receivable.....................       --          --          --        --        --        --         --           --
Receivable from affiliate (note 4b).....       --         328         828        --        --        --         --          372
Receivable for units sold...............       --      54,899       6,312        --        --        --         --        1,972
                                           ------   ---------  ----------     -----     -----     -----    -------   ----------
  Total assets..........................    1,125   7,643,970  22,104,094     5,140     1,399     1,753    690,945   10,936,403
                                           ------   ---------  ----------     -----     -----     -----    -------   ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        1         318         949        --         1         1         15          470
Payable for units withdrawn.............       --          --          --         1        --        --    256,128           --
                                           ------   ---------  ----------     -----     -----     -----    -------   ----------
  Total liabilities.....................        1         318         949         1         1         1    256,143          470
                                           ------   ---------  ----------     -----     -----     -----    -------   ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....   $1,124   7,643,652  22,103,145     5,139     1,398     1,752    434,802   10,935,933
 Variable deferred annuity contract
  owners in the annuitization period....       --          --          --        --        --        --         --           --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                           ------   ---------  ----------     -----     -----     -----    -------   ----------
  Net assets............................   $1,124   7,643,652  22,103,145     5,139     1,398     1,752    434,802   10,935,933
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................       --          --          --        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type I........   $   --          --          --        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................       --          --          --        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type II.......   $   --          --          --        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................       --     218,124     819,887        --        --        --         --      428,522
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type III......   $   --       12.90        7.19        --        --        --         --         5.77
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................       --       9,830      73,176        --        --        --         --       45,289
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type IV.......   $   --       12.90        7.17        --        --        --         --         5.77
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................      171          --         319       506       194       292     36,083           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type V........   $ 6.59          --        6.11     10.15      7.21      6.00      12.05           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................       --     105,970   1,804,935        --        --        --         --    1,407,142
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type VI.......   $   --       12.90        5.87        --        --        --         --         4.31
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................       --      60,892     753,640        --        --        --         --      499,360
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type VII......   $   --       12.89        5.83        --        --        --         --         4.28
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................       --          --          --        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type VIII.....   $   --          --          --        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................       --     197,609      56,467        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Net asset value per unit: Type IX.......   $   --       12.91       12.27        --        --        --         --           --
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Investments in securities, at cost......   $1,073   6,991,999  20,709,495     4,218     1,298     1,640    698,358   11,028,023
                                           ======   =========  ==========     =====     =====     =====    =======   ==========
Shares outstanding......................      106     715,244   1,038,391       404        67       157     56,496      737,293
                                           ======   =========  ==========     =====     =====     =====    =======   ==========

                                         ----------------------
                                          AIM V.I.   AIM V.I.
                                            New      Premier
                                         Technology   Equity
                                          Fund --    Fund --
                                          Series I   Series I
                                           Shares     Shares
                                         ---------- ----------
Assets
Investments at fair market value (note
 2a):...................................  114,351   35,773,400
Dividend receivable.....................       --           --
Receivable from affiliate (note 4b).....       --          313
Receivable for units sold...............       --       27,433
                                          -------   ----------
  Total assets..........................  114,351   35,801,146
                                          -------   ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        3        1,551
Payable for units withdrawn.............       --        9,407
                                          -------   ----------
  Total liabilities.....................        3       10,958
                                          -------   ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  114,348   35,790,188
 Variable deferred annuity contract
  owners in the annuitization period....       --           --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          -------   ----------
  Net assets............................  114,348   35,790,188
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................       --           --
                                          =======   ==========
Net asset value per unit: Type I........       --           --
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................       --           --
                                          =======   ==========
Net asset value per unit: Type II.......       --           --
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................       --    1,650,553
                                          =======   ==========
Net asset value per unit: Type III......       --         7.36
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................       --      135,714
                                          =======   ==========
Net asset value per unit: Type IV.......       --         7.35
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................   39,843           --
                                          =======   ==========
Net asset value per unit: Type V........     2.87           --
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................       --    2,590,484
                                          =======   ==========
Net asset value per unit: Type VI.......       --         6.19
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................       --    1,001,733
                                          =======   ==========
Net asset value per unit: Type VII......       --         6.15
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................       --           --
                                          =======   ==========
Net asset value per unit: Type VIII.....       --           --
                                          =======   ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................       --       38,071
                                          =======   ==========
Net asset value per unit: Type IX.......       --        11.79
                                          =======   ==========
Investments in securities, at cost......  114,592   37,687,370
                                          =======   ==========
Shares outstanding......................   32,486    1,768,334
                                          =======   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                                                               AllianceBernstein Variable Products
                                            The Alger American Fund                     Series Fund, Inc.
                                         ----------------------------- ---------------------------------------------------
                                                        Alger American    Growth
                                         Alger American     Small          and        Premier
                                             Growth     Capitalization    Income       Growth       Quasar     Technology
                                          Portfolio --   Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                         Class O Shares Class O Shares    Class B      Class B      Class B      Class B
                                         -------------- -------------- ------------ ------------ ------------ ------------
Assets
Investments at fair market value (note
 2a):...................................  $153,054,696    81,687,076   165,229,259   29,675,493   8,665,419    2,792,753
Dividend receivable.....................            --            --            --           --          --           --
Receivable from affiliate (note 4b).....           617         2,203         5,071        1,272          66           43
Receivable for units sold...............        40,257        48,375       429,283        6,113       2,045       33,104
                                          ------------    ----------   -----------   ----------   ---------    ---------
  Total assets..........................   153,095,570    81,737,654   165,663,613   29,682,878   8,667,530    2,825,900
                                          ------------    ----------   -----------   ----------   ---------    ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         6,143         3,262         6,995        1,273         386          119
Payable for units withdrawn.............        67,776       136,549        14,330           --     180,530      103,975
                                          ------------    ----------   -----------   ----------   ---------    ---------
  Total liabilities.....................        73,919       139,811        21,325        1,273     180,916      104,094
                                          ------------    ----------   -----------   ----------   ---------    ---------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  $152,884,564    81,540,840   165,642,288   29,681,605   8,486,614    2,721,806
 Variable deferred annuity contract
  owners in the annuitization period....       137,087        57,003            --           --          --           --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          ------------    ----------   -----------   ----------   ---------    ---------
  Net assets............................  $153,021,651    81,597,843   165,642,288   29,681,605   8,486,614    2,721,806
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................       444,453       512,921       107,521           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type I........  $      16.87          8.86         12.32           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type II............................     5,247,344     5,512,357       848,567           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type II.......  $      16.53          8.68         12.30           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     6,573,979     3,662,079     4,535,288    1,395,367     221,495       57,664
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type III......  $       8.00          7.16         10.47         6.65        8.85        13.17
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................       817,059       430,824       564,379       80,499      87,421        3,490
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type IV.......  $       7.58          6.93         10.45         6.64        8.84        13.17
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................            --            --            --           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type V........  $         --            --            --           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................            --            --     6,291,612    2,454,099     594,269       61,807
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type VI.......  $         --            --         10.56         5.40        7.29        13.18
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................            --            --     2,585,197    1,076,259     196,320       10,640
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type VII......  $         --            --         10.49         5.36        7.24        13.50
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................            --            --            --           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type VIII.....  $         --            --            --           --          --           --
                                          ============    ==========   ===========   ==========   =========    =========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................            --            --       564,218       73,654          --       72,698
                                          ============    ==========   ===========   ==========   =========    =========
Net asset value per unit: Type IX.......  $         --            --         12.30        11.50          --        13.18
                                          ============    ==========   ===========   ==========   =========    =========
Investments in securities, at cost......  $194,937,285    86,920,211   149,671,272   31,329,029   7,615,748    2,612,681
                                          ============    ==========   ===========   ==========   =========    =========
Shares outstanding......................     4,597,618     4,700,062     7,642,426    1,391,256     859,665      194,617
                                          ============    ==========   ===========   ==========   =========    =========

                                              American
                                          Century Variable
                                          Portfolios, Inc.                 Dreyfus
                                         ------------------ --------------------------------------
                                                            Dreyfus Investment     The Dreyfus
                                         VP Income          Portfolios-Emerging      Socially
                                         & Growth  VP Ultra       Markets       Responsible Growth
                                          Fund --  Fund --     Portfolio --       Fund, Inc. --
                                          Class I   Class I    Initial Shares     Initial Shares
                                         --------- -------- ------------------- ------------------
Assets
Investments at fair market value (note
 2a):...................................   3,101    1,412             --            5,915,144
Dividend receivable.....................      --       --             --                   --
Receivable from affiliate (note 4b).....      --       --             --                   43
Receivable for units sold...............      --       --             --                   --
                                           -----    -----         ------            ---------
  Total assets..........................   3,101    1,412             --            5,915,187
                                           -----    -----         ------            ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       1        1             --                  253
Payable for units withdrawn.............      --       --             --                   --
                                           -----    -----         ------            ---------
  Total liabilities.....................       1        1             --                  253
                                           -----    -----         ------            ---------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....   3,100    1,411             --            5,914,934
 Variable deferred annuity contract
  owners in the annuitization period....      --       --             --                   --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                           -----    -----         ------            ---------
  Net assets............................   3,100    1,411             --            5,914,934
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................      --       --             --                   --
                                           =====    =====         ======            =========
Net asset value per unit: Type I........      --       --             --                   --
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type II............................      --       --             --                   --
                                           =====    =====         ======            =========
Net asset value per unit: Type II.......      --       --             --                   --
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................      --       --             --               68,554
                                           =====    =====         ======            =========
Net asset value per unit: Type III......      --       --             --                 6.55
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      --       --             --               15,113
                                           =====    =====         ======            =========
Net asset value per unit: Type IV.......      --       --             --                 6.54
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................      --       --             --                   --
                                           =====    =====         ======            =========
Net asset value per unit: Type V........      --       --             --                   --
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................     247      119             --              805,524
                                           =====    =====         ======            =========
Net asset value per unit: Type VI.......   12.54    11.85             --                 5.70
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................      --       --             --              137,028
                                           =====    =====         ======            =========
Net asset value per unit: Type VII......      --       --             --                 5.66
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................      --       --             --                   --
                                           =====    =====         ======            =========
Net asset value per unit: Type VIII.....      --       --             --                   --
                                           =====    =====         ======            =========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................      --       --             --                   --
                                           =====    =====         ======            =========
Net asset value per unit: Type IX.......      --       --             --                   --
                                           =====    =====         ======            =========
Investments in securities, at cost......   2,359    1,185             --            7,118,401
                                           =====    =====         ======            =========
Shares outstanding......................     472      154             --              248,640
                                           =====    =====         ======            =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                           Eaton Vance Variable Trust
                                         ------------------------------- ---------------------
                                                                         Federated
                                                                  VT      American
                                                         VT    Worldwide  Leaders   Federated
                                              VT       Income   Health   Fund II --  Capital
                                         Floating-Rate Fund of Sciences    Primary   Income
                                          Income Fund  Boston    Fund      Shares    Fund II
                                         ------------- ------- --------- ---------- ----------
Assets
Investments at fair market value (note
 2a):...................................  $9,594,345   23,734  6,218,467 71,184,533 26,008,555
Dividend receivable.....................      15,491       --         --         --         --
Receivable from affiliate (note 4b).....          --       --        192         --        255
Receivable for units sold...............       1,608       --    333,018         --    110,795
                                          ----------   ------  --------- ---------- ----------
  Total assets..........................   9,611,444   23,734  6,551,677 71,184,533 26,119,605
                                          ----------   ------  --------- ---------- ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      15,533        2        268      2,881      1,066
Payable for units withdrawn.............      13,843       --        174    155,423      1,562
                                          ----------   ------  --------- ---------- ----------
  Total liabilities.....................      29,376        2        442    158,304      2,628
                                          ----------   ------  --------- ---------- ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  $9,582,068   23,732  6,551,235 71,026,229 26,113,991
 Variable deferred annuity contract
  owners in the annuitization period....          --       --         --         --      2,986
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          ----------   ------  --------- ---------- ----------
  Net assets............................  $9,582,068   23,732  6,551,235 71,026,229 26,116,977
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................          --       --         --    184,208    127,652
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type I........  $       --       --         --      16.93      13.15
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................          --       --         --  2,902,267  1,409,390
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type II.......  $       --       --         --      16.61      12.86
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     334,399       --    170,772  1,803,370    828,070
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type III......  $    10.13       --      11.90       9.85       7.07
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      50,865       --     10,439    219,699     68,122
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type IV.......  $    10.13       --      11.89       8.82       6.74
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --       --         --         --         --
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type V........  $       --       --         --         --         --
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................      76,569    2,134    158,231         --         --
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type VI.......  $    10.11    11.12      13.32         --         --
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     132,120       --     61,139         --         --
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type VII......  $    10.08       --      12.81         --         --
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --       --         --         --         --
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type VIII.....  $       --       --         --         --         --
                                          ==========   ======  ========= ========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................     352,412       --    126,289         --         --
                                          ==========   ======  ========= ========== ==========
Net asset value per unit: Type IX.......  $    10.14       --      11.91         --         --
                                          ==========   ======  ========= ========== ==========
Investments in securities, at cost......  $9,561,704   20,969  5,994,523 68,768,648 32,062,958
                                          ==========   ======  ========= ========== ==========
Shares outstanding......................     952,765    2,093    587,757  3,726,939  3,081,582
                                          ==========   ======  ========= ========== ==========

                                          Federated Insurance Series
                                         -------------------------------------------------
                                          Federated   Federated
                                         High Income High Income   Federated   Federated
                                            Bond        Bond     International  Kaufmann
                                         Fund II --  Fund II --      Small     Fund II --
                                           Primary     Service      Company      Service
                                           Shares      Shares       Fund II      Shares
                                         ----------- ----------- ------------- ----------
Assets
Investments at fair market value (note
 2a):................................... 75,949,683  43,270,169         --     13,947,952
Dividend receivable.....................         --          --         --             --
Receivable from affiliate (note 4b).....         82       1,691         --            392
Receivable for units sold...............         --      52,673         --         53,890
                                         ----------  ----------     ------     ----------
  Total assets.......................... 75,949,765  43,324,533         --     14,002,234
                                         ----------  ----------     ------     ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      3,132       1,863         --            596
Payable for units withdrawn.............     57,179         137         --        148,938
                                         ----------  ----------     ------     ----------
  Total liabilities.....................     60,311       2,000         --        149,534
                                         ----------  ----------     ------     ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... 75,818,435  43,322,533         --     13,852,700
 Variable deferred annuity contract
  owners in the annuitization period....     71,019          --         --             --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         ----------  ----------     ------     ----------
  Net assets............................ 75,889,454  43,322,533         --     13,852,700
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................    198,390          --         --             --
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type I........      16.93          --         --             --
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................  2,601,893          --         --             --
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type II.......      16.55          --         --             --
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................  2,387,220   1,293,271         --        249,724
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type III......      10.62       11.92         --          13.30
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................    399,719     356,817         --         41,392
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type IV.......      10.30       11.90         --          13.30
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................         --          --         --             --
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type V........         --          --         --             --
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................         --   1,277,996         --        342,976
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type VI.......         --       11.01         --          13.31
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................         --     705,085         --        150,615
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type VII......         --       10.93         --          13.29
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................         --          --         --             --
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type VIII.....         --          --         --             --
                                         ==========  ==========     ======     ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................         --     171,365         --        256,511
                                         ==========  ==========     ======     ==========
Net asset value per unit: Type IX.......         --       10.99         --          13.31
                                         ==========  ==========     ======     ==========
Investments in securities, at cost...... 72,794,188  40,454,181         --     13,299,000
                                         ==========  ==========     ======     ==========
Shares outstanding......................  9,505,592   5,429,130         --      1,223,505
                                         ==========  ==========     ======     ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                                         Fidelity Variable Insurance Products
                                                                      Fund (VIP)
                                         ---------------------------------------------------------------------
                                                           VIP
                                              VIP        Equity-                       VIP
                                            Equity-       Income         VIP          Growth         VIP
                                            Income     Portfolio --     Growth     Portfolio --    Overseas
                                         Portfolio --     Service    Portfolio --     Service    Portfolio --
                                         Initial Class   Class 2     Initial Class   Class 2     Initial Class
                                         ------------- ------------ -------------- ------------ --------------
Assets
Investments at fair market value (note
 2a):................................... $449,473,521  106,330,770   273,600,087    53,482,507    68,456,717
Dividend receivable.....................           --           --            --            --            --
Receivable from affiliate (note 4b).....        2,884        4,320         8,438         2,419         1,172
Receivable for units sold...............       60,731      366,193     3,294,614       780,960        14,707
                                         ------------  -----------   -----------    ----------    ----------
  Total assets..........................  449,537,136  106,701,283   276,903,139    54,265,886    68,472,596
                                         ------------  -----------   -----------    ----------    ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       17,617        4,554        10,437         2,296         2,569
Payable for units withdrawn.............      374,367        9,332         6,162            --        90,001
                                         ------------  -----------   -----------    ----------    ----------
  Total liabilities.....................      391,984       13,886        16,599         2,296        92,570
                                         ------------  -----------   -----------    ----------    ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... $449,046,571  106,687,397   276,880,922    54,263,590    68,380,026
 Variable deferred annuity contract
  owners in the annuitization period....       98,581           --         5,618            --            --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         ------------  -----------   -----------    ----------    ----------
  Net assets............................ $449,145,152  106,687,397   276,886,540    54,263,590    68,380,026
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................    1,721,470           --     1,306,628            --       912,602
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type I........ $      46.15           --         47.96            --         23.14
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................    6,335,077           --     2,970,668            --     1,385,197
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type II....... $      44.37           --         46.11            --         22.24
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................    7,278,060    3,196,181     8,825,108     1,947,234     1,598,467
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type III...... $      11.16        10.23          8.14          7.14          9.45
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      757,822      396,193       687,007       352,465       150,134
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type IV....... $       9.75        10.21          7.87          7.13          8.94
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................           --           --            --            --         1,015
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type V........ $         --           --            --            --          7.82
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................           --    3,817,787            --     3,867,958            --
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type VI....... $         --        10.77            --          6.09            --
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................           --    2,023,475            --     1,629,161            --
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type VII...... $         --        10.70            --          6.04            --
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................           --           --            --            --            --
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type VIII..... $         --           --            --            --            --
                                         ============  ===========   ===========    ==========    ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................           --      570,477            --       357,532            --
                                         ============  ===========   ===========    ==========    ==========
Net asset value per unit: Type IX....... $         --        12.58            --         12.45            --
                                         ============  ===========   ===========    ==========    ==========
Investments in securities, at cost...... $415,646,694   92,623,741   314,169,996    50,326,122    56,474,731
                                         ============  ===========   ===========    ==========    ==========
Shares outstanding......................   19,390,575    4,631,131     8,814,436     1,740,967     4,391,066
                                         ============  ===========   ===========    ==========    ==========

                                           Fidelity Variable Insurance Products
                                                     Fund II (VIP II)
                                         ----------------------------------------
                                            VIP II
                                            Asset                      VIP II
                                         Manager/SM/     VIP II     Contrafund(R)
                                         Portfolio -- Contrafund(R) Portfolio --
                                            Initial   Portfolio --     Service
                                            Class     Initial Class    Class 2
                                         ------------ ------------- -------------
Assets
Investments at fair market value (note
 2a):................................... 202,929,968   345,949,089   83,345,687
Dividend receivable.....................          --            --           --
Receivable from affiliate (note 4b).....           5           441        3,469
Receivable for units sold...............          --         1,885       60,770
                                         -----------   -----------   ----------
  Total assets.......................... 202,929,973   345,951,415   83,409,926
                                         -----------   -----------   ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       7,030        13,958        3,579
Payable for units withdrawn.............     130,968       139,681           --
                                         -----------   -----------   ----------
  Total liabilities.....................     137,998       153,639        3,579
                                         -----------   -----------   ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... 202,666,520   345,725,281   83,406,347
 Variable deferred annuity contract
  owners in the annuitization period....     125,455        72,495           --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         -----------   -----------   ----------
  Net assets............................ 202,791,975   345,797,776   83,406,347
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................   4,663,074     1,016,015           --
                                         ===========   ===========   ==========
Net asset value per unit: Type I........       29.02         29.44           --
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................   1,776,001     7,362,788           --
                                         ===========   ===========   ==========
Net asset value per unit: Type II.......       28.00         28.78           --
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................   1,637,889     8,827,250    2,535,093
                                         ===========   ===========   ==========
Net asset value per unit: Type III......       10.07         10.54         9.97
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................     126,958     1,083,766      337,586
                                         ===========   ===========   ==========
Net asset value per unit: Type IV.......        9.83         10.10         9.95
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --            --           --
                                         ===========   ===========   ==========
Net asset value per unit: Type V........          --            --           --
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................          --            --    3,764,847
                                         ===========   ===========   ==========
Net asset value per unit: Type VI.......          --            --         9.09
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................          --            --    1,707,386
                                         ===========   ===========   ==========
Net asset value per unit: Type VII......          --            --         9.03
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --            --           --
                                         ===========   ===========   ==========
Net asset value per unit: Type VIII.....          --            --           --
                                         ===========   ===========   ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................          --            --      413,897
                                         ===========   ===========   ==========
Net asset value per unit: Type IX.......          --            --        12.40
                                         ===========   ===========   ==========
Investments in securities, at cost...... 209,905,550   319,611,968   71,957,164
                                         ===========   ===========   ==========
Shares outstanding......................  14,033,884    14,956,727    3,634,788
                                         ===========   ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                                           Fidelity Variable Insurance Products Fund III (VIP III)
                                         ---------------------------------------------------------------------------
                                             VIP III        VIP III         VIP III        VIP III
                                         Dynamic Capital    Growth &       Growth &        Growth      VIP III Mid
                                          Appreciation       Income         Income      Opportunities      Cap
                                          Portfolio --    Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Service Class 2  Initial Class Service Class 2 Initial Class  Initial Class
                                         --------------- -------------- --------------- ------------- --------------
Assets
Investments at fair market value (note
 2a):...................................    $225,210      104,953,319     28,768,662     36,230,929       61,276
Dividend receivable.....................          --               --             --             --           --
Receivable from affiliate (note 4b).....           2            4,330            760            106           --
Receivable for units sold...............       1,998           69,198         68,147             --           --
                                            --------      -----------     ----------     ----------       ------
  Total assets..........................     227,210      105,026,847     28,837,569     36,231,035       61,276
                                            --------      -----------     ----------     ----------       ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          11            4,181          1,240          1,454           --
Payable for units withdrawn.............          --               --         19,936          7,606           --
                                            --------      -----------     ----------     ----------       ------
  Total liabilities.....................          11            4,181         21,176          9,060           --
                                            --------      -----------     ----------     ----------       ------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....    $227,199      105,016,603     28,816,393     36,221,975       61,276
 Variable deferred annuity contract
  owners in the annuitization period....          --            6,063             --             --           --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                            --------      -----------     ----------     ----------       ------
  Net assets............................    $227,199      105,022,666     28,816,393     36,221,975       61,276
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type I.............................          --          249,001             --        143,320           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type I........    $     --            14.84             --          10.74           --
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type II............................          --        4,271,595             --      2,224,127           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type II.......    $     --            14.59             --          10.56           --
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type III...........................       5,629        3,790,517      1,025,539      1,415,124           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type III......    $  11.84             9.12           8.93           7.01           --
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type IV............................          --          515,611         83,729        190,777           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type IV.......    $     --             8.54           8.92           6.68           --
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --            3,518             --            201        4,695
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type V........    $     --             9.12             --           7.54        13.05
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type VI............................       2,147               --      1,296,093             --           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type VI.......    $  11.84               --           8.73             --           --
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................       1,184               --        661,374             --           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type VII......    $  11.82               --           8.66             --           --
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --               --             --             --           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type VIII.....    $     --               --             --             --           --
                                            ========      ===========     ==========     ==========       ======
Outstanding units (notes 2b, 4a, and
 5): Type IX............................      10,231               --        163,238             --           --
                                            ========      ===========     ==========     ==========       ======
Net asset value per unit: Type IX.......    $  11.84               --          11.45             --           --
                                            ========      ===========     ==========     ==========       ======
Investments in securities, at cost......    $212,197      107,694,267     26,583,997     40,433,195       47,968
                                            ========      ===========     ==========     ==========       ======
Shares outstanding......................      32,081        7,915,032      2,197,759      2,404,176        2,536
                                            ========      ===========     ==========     ==========       ======

                                                          Franklin Templeton Variable
                                                           Insurance Products Trust
                                         ---------------------------------------------
                                                           Templeton      Templeton
                                           VIP III Mid      Foreign      Global Asset
                                               Cap         Securities     Allocation
                                          Portfolio --      Fund --        Fund --
                                         Service Class 2 Class 2 Shares Class 2 Shares
                                         --------------- -------------- --------------
Assets
Investments at fair market value (note
 2a):...................................   124,676,054       15,490             --
Dividend receivable.....................            --           --             --
Receivable from affiliate (note 4b).....         4,422           --             --
Receivable for units sold...............       595,880           --             --
                                           -----------       ------         ------
  Total assets..........................   125,276,356       15,490             --
                                           -----------       ------         ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         5,311           --             --
Payable for units withdrawn.............       257,080           --             --
                                           -----------       ------         ------
  Total liabilities.....................       262,391           --             --
                                           -----------       ------         ------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....   125,013,965       15,490             --
 Variable deferred annuity contract
  owners in the annuitization period....            --           --             --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                           -----------       ------         ------
  Net assets............................   125,013,965       15,490             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type I.............................        82,073           --             --
                                           ===========       ======         ======
Net asset value per unit: Type I........         13.96           --             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type II............................       623,817           --             --
                                           ===========       ======         ======
Net asset value per unit: Type II.......         13.94           --             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     2,639,981           --             --
                                           ===========       ======         ======
Net asset value per unit: Type III......         12.38           --             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type IV............................       345,059           --             --
                                           ===========       ======         ======
Net asset value per unit: Type IV.......         12.36           --             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type V.............................            --           --             --
                                           ===========       ======         ======
Net asset value per unit: Type V........            --           --             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type VI............................     4,191,431        1,243             --
                                           ===========       ======         ======
Net asset value per unit: Type VI.......         12.28        12.46             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     1,539,654           --             --
                                           ===========       ======         ======
Net asset value per unit: Type VII......         12.19           --             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................            --           --             --
                                           ===========       ======         ======
Net asset value per unit: Type VIII.....            --           --             --
                                           ===========       ======         ======
Outstanding units (notes 2b, 4a, and
 5): Type IX............................       573,236           --             --
                                           ===========       ======         ======
Net asset value per unit: Type IX.......         13.93           --             --
                                           ===========       ======         ======
Investments in securities, at cost......   102,320,847       11,105             --
                                           ===========       ======         ======
Shares outstanding......................     5,201,337        1,266             --
                                           ===========       ======         ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                                                                       GE Investments Funds, Inc.
                                         ------------------------------------------------------------------------------------

                                                                                 Mid-Cap                 Premier      Real
                                           Global                                 Value      Money       Growth      Estate
                                           Income      Income    International   Equity      Market      Equity    Securities
                                            Fund        Fund      Equity Fund     Fund        Fund        Fund        Fund
                                         ----------- ----------- ------------- ----------- ----------- ----------- ----------
Assets
Investments at fair market value (note
 2a):................................... $16,511,905 157,664,871  36,166,686   213,693,889 362,948,052 132,771,746 93,198,944
Dividend receivable.....................          --          --          --            --     208,217          --         --
Receivable from affiliate (note 4b).....          61         840           2           745          --         785        313
Receivable for units sold...............      38,783       6,475          69        51,059     736,354     251,308     38,468
                                         ----------- -----------  ----------   ----------- ----------- ----------- ----------
  Total assets..........................  16,550,749 157,672,186  36,166,757   213,745,693 363,892,623 133,023,839 93,237,725
                                         ----------- -----------  ----------   ----------- ----------- ----------- ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         359       6,575         929         8,964     222,651       5,643      3,798
Payable for units withdrawn.............      12,143     328,031     295,324       798,669     705,261     588,340    158,266
                                         ----------- -----------  ----------   ----------- ----------- ----------- ----------
  Total liabilities.....................      12,502     334,606     296,253       807,633     927,912     593,983    162,064
                                         ----------- -----------  ----------   ----------- ----------- ----------- ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... $ 9,643,142 157,337,580  21,691,751   212,897,805 362,933,492 132,202,755 93,075,661
 Variable deferred annuity contract
  owners in the annuitization period....          --          --          --        40,255      31,219     227,101         --
 GE Life and Annuity Assurance Company
  (note 4d).............................   6,895,105              14,178,753
                                         ----------- -----------  ----------   ----------- ----------- ----------- ----------
  Net assets............................ $16,538,247 157,337,580  35,870,504   212,938,060 362,964,711 132,429,856 93,075,661
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................     113,030     804,637      76,892       341,811   1,193,188     284,977    200,954
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type I........ $     12.77       13.46       12.98         19.12       17.21        9.85      28.42
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................     653,367   4,841,528     966,614     3,645,855   7,774,666   2,935,628  1,816,995
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type II....... $     12.55       13.26       12.76         18.80       16.55        9.73      27.82
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................          --   4,344,698     859,060     5,619,701  11,477,000   5,595,417  1,482,565
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type III...... $        --       12.35        8.42         13.07       10.95        9.67      18.82
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................          --     529,614     136,373       582,397   2,170,916     727,014    160,984
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type IV....... $        --       12.43        8.25         11.35       10.83        9.64      17.19
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --       3,144         185         2,726   2,313,412       1,089      7,434
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type V........ $        --       12.63        7.19         12.45        1.06        8.78      15.74
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................          --     966,837          --     3,087,251   3,852,162   2,898,879    213,635
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type VI....... $        --       10.86          --         12.34       10.41        8.36      12.49
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................          --     693,037          --     1,248,595   1,519,238   1,138,946     75,216
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type VII...... $        --       10.82          --         12.26       10.33        8.30      12.47
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --          --          --            --          --          --         --
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type VIII..... $        --          --          --            --          --          --         --
                                         =========== ===========  ==========   =========== =========== =========== ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................          --     401,810          --       338,175     635,992     515,742    194,020
                                         =========== ===========  ==========   =========== =========== =========== ==========
Net asset value per unit: Type IX....... $        --       10.03          --         12.90        9.95       12.11      12.49
                                         =========== ===========  ==========   =========== =========== =========== ==========
Investments in securities, at cost...... $15,566,282 162,784,490  35,960,044   189,348,600 362,948,052 120,356,516 87,788,733
                                         =========== ===========  ==========   =========== =========== =========== ==========
Shares outstanding......................   1,413,691  12,503,162   4,244,916    12,225,051 362,948,052   1,884,356  5,557,480
                                         =========== ===========  ==========   =========== =========== =========== ==========

                                         -----------------------------------
                                                       Small-
                                                        Cap
                                                       Value      Total
                                         S&P 500(R)    Equity     Return
                                         Index Fund     Fund       Fund
                                         ----------- ---------- -----------
Assets
Investments at fair market value (note
 2a):................................... 551,777,679 78,287,931 219,056,736
Dividend receivable.....................          --         --          --
Receivable from affiliate (note 4b).....      19,714        256       8,731
Receivable for units sold...............   1,319,204      4,554     225,272
                                         ----------- ---------- -----------
  Total assets.......................... 553,116,597 78,292,741 219,290,739
                                         ----------- ---------- -----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      22,651      3,405       8,823
Payable for units withdrawn.............      35,166  2,808,012          --
                                         ----------- ---------- -----------
  Total liabilities.....................      57,817  2,811,417       8,823
                                         ----------- ---------- -----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... 552,965,034 75,481,324 219,275,732
 Variable deferred annuity contract
  owners in the annuitization period....      93,746         --       6,184
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         ----------- ---------- -----------
  Net assets............................ 553,058,780 75,481,324 219,281,916
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................     443,753     26,902     276,101
                                         =========== ========== ===========
Net asset value per unit: Type I........       45.25      12.85       39.84
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type II............................   6,001,268    250,698   1,851,000
                                         =========== ========== ===========
Net asset value per unit: Type II.......       43.51      12.83       38.30
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................  17,702,513  1,737,620   4,468,512
                                         =========== ========== ===========
Net asset value per unit: Type III......        8.61      12.50       11.43
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................   2,033,863    205,028     499,190
                                         =========== ========== ===========
Net asset value per unit: Type IV.......        8.02      12.48       10.95
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................      20,532         --       5,419
                                         =========== ========== ===========
Net asset value per unit: Type V........        7.85         --       10.58
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................   8,649,924  2,484,150     614,846
                                         =========== ========== ===========
Net asset value per unit: Type VI.......        7.55      12.77       10.90
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................   3,607,380    917,681     492,594
                                         =========== ========== ===========
Net asset value per unit: Type VII......        7.50      12.68       11.42
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --         --   4,540,351
                                         =========== ========== ===========
Net asset value per unit: Type VIII.....          --         --       10.90
                                         =========== ========== ===========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................     873,981    333,700   1,658,489
                                         =========== ========== ===========
Net asset value per unit: Type IX.......       12.14      12.83       11.44
                                         =========== ========== ===========
Investments in securities, at cost...... 559,759,339 68,865,771 208,545,533
                                         =========== ========== ===========
Shares outstanding......................  26,902,861  6,145,049  14,516,682
                                         =========== ========== ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                          GE Investments Funds,   Goldman Sachs Variable   Greenwich Street
                                            Inc. (continued)          Insurance Trust         Series Fund
                                         ----------------------- ------------------------- -----------------
                                                                                 Goldman   Salomon Brothers
                                                        Value    Goldman Sachs  Sachs Mid  Variable Emerging
                                         U.S. Equity    Equity    Growth and    Cap Value   Growth Fund --
                                            Fund         Fund     Income Fund     Fund         Class II
                                         ------------ ---------- ------------- ----------- -----------------
Assets
Investments at fair market value (note
 2a):................................... $106,940,807 27,912,132  22,303,332   158,052,230     2,320,580
Dividend receivable.....................           --         --          --            --            --
Receivable from affiliate (note 4b).....          157        385         424         2,822            75
Receivable for units sold...............       10,527      5,822       1,561         5,849         9,362
                                         ------------ ----------  ----------   -----------     ---------
  Total assets..........................  106,951,491 27,918,339  22,305,317   158,060,901     2,330,017
                                         ------------ ----------  ----------   -----------     ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        4,482      1,261         908         6,354            98
Payable for units withdrawn.............    3,537,413     13,548          43        14,288            --
                                         ------------ ----------  ----------   -----------     ---------
  Total liabilities.....................    3,541,895     14,809         951        20,642            98
                                         ------------ ----------  ----------   -----------     ---------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... $103,281,507 27,903,530  22,304,366   158,040,259     2,329,919
 Variable deferred annuity contract
  owners in the annuitization period....      128,089         --          --            --            --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         ------------ ----------  ----------   -----------     ---------
  Net assets............................ $103,409,596 27,903,530  22,304,366   158,040,259     2,329,919
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................      116,718         --      84,780       716,957            --
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type I........ $      10.91         --        8.40         14.40            --
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type II............................    2,790,129         --   1,361,960     5,480,927            --
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type II....... $      10.76         --        8.28         14.19            --
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................    3,883,332    781,657     981,533     3,787,195        43,030
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type III...... $       9.83       9.10        9.34         16.91         12.57
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      342,666    250,640     134,861       393,875         5,942
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type IV....... $       8.96       9.08        8.51         14.98         12.56
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................        5,542         --          --            --            --
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type V........ $       8.86         --          --            --            --
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................    2,081,073  1,290,905          --            --        76,470
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type VI....... $       8.57       8.86          --            --         12.57
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................    1,186,382    629,017          --            --        17,895
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type VII...... $       8.51       8.79          --            --         12.55
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................           --         --          --            --            --
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type VIII..... $         --         --          --            --            --
                                         ============ ==========  ==========   ===========     =========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................      246,040    130,426          --            --        42,051
                                         ============ ==========  ==========   ===========     =========
Net asset value per unit: Type IX....... $      11.75      11.87          --            --         12.57
                                         ============ ==========  ==========   ===========     =========
Investments in securities, at cost...... $103,131,837 25,267,336  20,419,270   139,381,062     2,149,878
                                         ============ ==========  ==========   ===========     =========
Shares outstanding......................    3,397,103  3,094,471   2,230,333    11,821,408       119,927
                                         ============ ==========  ==========   ===========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                                                                            Janus Aspen Series
                                         ---------------------------------------------------------------------------------
                                                                       Capital      Capital                    Flexible
                                           Balanced      Balanced   Appreciation  Appreciation  Core Equity     Income
                                         Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                                         Institutional    Service   Institutional   Service    Institutional Institutional
                                            Shares        Shares       Shares        Shares       Shares        Shares
                                         ------------- ------------ ------------- ------------ ------------- -------------
Assets
Investments at fair market value (note
 2a):................................... $402,409,506  118,592,960   158,085,526   21,968,767      2,954      76,505,790
Dividend receivable.....................           --           --            --           --         --              --
Receivable from affiliate (note 4b).....          753        1,437         3,219          800         --             258
Receivable for units sold...............          415       70,513        91,809          598         --             473
                                         ------------  -----------   -----------   ----------      -----      ----------
  Total assets..........................  402,410,674  118,664,910   158,180,554   21,970,165      2,954      76,506,521
                                         ------------  -----------   -----------   ----------      -----      ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       15,991        5,374         6,424          935          1           3,010
Payable for units withdrawn.............      520,068      652,307        28,064       33,328         --          72,617
                                         ------------  -----------   -----------   ----------      -----      ----------
  Total liabilities.....................      536,059      657,681        34,488       34,263          1          75,627
                                         ------------  -----------   -----------   ----------      -----      ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... $401,866,658  118,007,229   157,916,490   21,935,902      2,953      76,430,894
 Variable deferred annuity contract
  owners in the annuitization period....        7,957           --       229,576           --         --              --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         ------------  -----------   -----------   ----------      -----      ----------
  Net assets............................ $401,874,615  118,007,229   158,146,066   21,935,902      2,953      76,430,894
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................    1,192,768           --       349,420           --         --         273,089
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type I........ $      23.26           --         20.12           --         --           17.42
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................   10,944,920           --     4,023,535           --         --       2,837,246
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type II....... $      22.78           --         19.78           --         --           17.06
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................   10,392,686    2,863,634     7,203,025      756,481         --       1,676,494
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type III...... $      11.14         9.85          9.22         7.63         --           12.60
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      856,023      294,903       633,901       82,050         --         138,865
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type IV....... $      10.55         9.83          8.07         7.62         --           12.50
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................           --           --           410           --        360          31,881
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type V........ $         --           --          6.68           --       8.20           12.88
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................           --    6,256,244            --    1,782,763         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type VI....... $         --         9.28            --         6.38         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................           --    2,748,253            --      537,768         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type VII...... $         --         9.21            --         6.33         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................           --           --            --           --         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type VIII..... $         --           --            --           --         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................           --      323,459            --       65,234         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Net asset value per unit: Type IX....... $         --        10.92            --        11.66         --              --
                                         ============  ===========   ===========   ==========      =====      ==========
Investments in securities, at cost...... $407,312,871  112,629,743   185,308,724   21,634,809      2,870      76,198,997
                                         ============  ===========   ===========   ==========      =====      ==========
Shares outstanding......................   17,511,293    4,978,714     7,585,678    1,062,319        182       6,125,363
                                         ============  ===========   ===========   ==========      =====      ==========

                                         ----------------------------------------
                                         Global Life     Global
                                           Sciences    Technology     Growth
                                         Portfolio -- Portfolio -- Portfolio --
                                           Service      Service    Institutional
                                            Shares       Shares       Shares
                                         ------------ ------------ -------------
Assets
Investments at fair market value (note
 2a):...................................  15,379,978   19,167,648   243,909,070
Dividend receivable.....................          --           --            --
Receivable from affiliate (note 4b).....         137          778            68
Receivable for units sold...............          98    3,706,591            --
                                          ----------   ----------   -----------
  Total assets..........................  15,380,213   22,875,017   243,909,138
                                          ----------   ----------   -----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         637          782         9,605
Payable for units withdrawn.............      36,027           --       195,073
                                          ----------   ----------   -----------
  Total liabilities.....................      36,664          782       204,678
                                          ----------   ----------   -----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  15,343,549   22,870,914   243,661,352
 Variable deferred annuity contract
  owners in the annuitization period....          --        3,321        43,108
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          ----------   ----------   -----------
  Net assets............................  15,343,549   22,874,235   243,704,460
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................      43,987      410,355     1,298,348
                                          ==========   ==========   ===========
Net asset value per unit: Type I........        8.18         3.57         21.73
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type II............................     536,136    1,576,779     6,553,434
                                          ==========   ==========   ===========
Net asset value per unit: Type II.......        8.11         3.54         21.17
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     717,420    2,684,043     8,857,926
                                          ==========   ==========   ===========
Net asset value per unit: Type III......        8.06         3.52          7.87
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      58,090      266,513       944,140
                                          ==========   ==========   ===========
Net asset value per unit: Type IV.......        8.05         3.51          7.46
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --           --            --
                                          ==========   ==========   ===========
Net asset value per unit: Type V........          --           --            --
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................     478,853    1,112,740            --
                                          ==========   ==========   ===========
Net asset value per unit: Type VI.......        7.58         3.45            --
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     100,391      467,996            --
                                          ==========   ==========   ===========
Net asset value per unit: Type VII......        7.53         3.43            --
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --           --            --
                                          ==========   ==========   ===========
Net asset value per unit: Type VIII.....          --           --            --
                                          ==========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................          --           --            --
                                          ==========   ==========   ===========
Net asset value per unit: Type IX.......          --           --            --
                                          ==========   ==========   ===========
Investments in securities, at cost......  15,038,076   18,978,784   279,474,024
                                          ==========   ==========   ===========
Shares outstanding......................   2,232,217    5,429,929    12,683,779
                                          ==========   ==========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                         Janus Aspen Series (continued)
                                         ---------------------------------------------------------------------------------
                                                      International International    Mid Cap      Mid Cap      Worldwide
                                            Growth       Growth        Growth        Growth        Growth       Growth
                                         Portfolio -- Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                                           Service    Institutional    Service    Institutional   Service    Institutional
                                            Shares       Shares        Shares        Shares        Shares       Shares
                                         ------------ ------------- ------------- ------------- ------------ -------------
Assets
Investments at fair market value (note
 2a):................................... $19,784,293   96,358,194    23,150,993    140,173,281   13,554,605   283,816,727
Dividend receivable.....................          --           --            --             --           --            --
Receivable from affiliate (note 4b).....         601        3,551           255             81          387           122
Receivable for units sold...............         358      170,023         1,315             --        3,518            --
                                         -----------   ----------    ----------    -----------   ----------   -----------
  Total assets..........................  19,785,252   96,531,768    23,152,563    140,173,362   13,558,510   283,816,849
                                         -----------   ----------    ----------    -----------   ----------   -----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         876        3,804           990          5,573          589        10,971
Payable for units withdrawn.............          67        8,801       294,199        172,677          205       179,201
                                         -----------   ----------    ----------    -----------   ----------   -----------
  Total liabilities.....................         943       12,605       295,189        178,250          794       190,172
                                         -----------   ----------    ----------    -----------   ----------   -----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... $19,784,309   96,411,354    22,857,374    139,809,755   13,557,716   283,504,528
 Variable deferred annuity contract
  owners in the annuitization period....          --      107,809            --        185,357           --       122,149
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         -----------   ----------    ----------    -----------   ----------   -----------
  Net assets............................ $19,784,309   96,519,163    22,857,374    139,995,112   13,557,716   283,626,677
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................          --      308,435            --        552,573           --     1,222,607
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type I........ $        --        17.68            --          22.99           --         27.61
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type II............................          --    3,406,891            --      3,365,664           --     6,888,250
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type II....... $        --        17.34            --          22.40           --         26.90
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     708,457    2,671,383       780,184      5,921,992      716,420     6,681,323
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type III...... $      6.72        10.42          7.30           7.91         5.52          8.67
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................     140,493      403,108       150,551        742,675       57,225       784,140
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type IV....... $      6.71        10.30          7.28           6.81         5.51          8.48
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --          430            --             --           --            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type V........ $        --         6.31            --             --           --            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................   1,863,544           --     1,930,931             --    2,012,209            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type VI....... $      5.76           --          5.92             --         3.72            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     585,098           --       593,422             --      488,442            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type VII...... $      5.72           --          5.88             --         3.69            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --           --            --             --           --            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type VIII..... $        --           --            --             --           --            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................          --           --        84,483             --           --            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Net asset value per unit: Type IX....... $        --           --         13.56             --           --            --
                                         ===========   ==========    ==========    ===========   ==========   ===========
Investments in securities, at cost...... $20,491,909   90,877,278    20,435,024    205,106,081   14,387,397   344,704,861
                                         ===========   ==========    ==========    ===========   ==========   ===========
Shares outstanding......................   1,039,091    4,178,586     1,011,402      6,550,153      643,924    10,992,127
                                         ===========   ==========    ==========    ===========   ==========   ===========

                                         -------------
                                          Worldwide
                                            Growth
                                         Portfolio --
                                           Service
                                            Shares
                                         ------------
Assets
Investments at fair market value (note
 2a):...................................  23,617,612
Dividend receivable.....................          --
Receivable from affiliate (note 4b).....         452
Receivable for units sold...............          --
                                          ----------
  Total assets..........................  23,618,064
                                          ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       1,018
Payable for units withdrawn.............         237
                                          ----------
  Total liabilities.....................       1,255
                                          ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  23,616,809
 Variable deferred annuity contract
  owners in the annuitization period....          --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          ----------
  Net assets............................  23,616,809
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................          --
                                          ==========
Net asset value per unit: Type I........          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................          --
                                          ==========
Net asset value per unit: Type II.......          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     898,747
                                          ==========
Net asset value per unit: Type III......        6.75
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      84,265
                                          ==========
Net asset value per unit: Type IV.......        6.74
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --
                                          ==========
Net asset value per unit: Type V........          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................   2,228,431
                                          ==========
Net asset value per unit: Type VI.......        5.56
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     831,929
                                          ==========
Net asset value per unit: Type VII......        5.52
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --
                                          ==========
Net asset value per unit: Type VIII.....          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................          --
                                          ==========
Net asset value per unit: Type IX.......          --
                                          ==========
Investments in securities, at cost......  23,830,744
                                          ==========
Shares outstanding......................     918,973
                                          ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                            J.P. Morgan Series Trust II                     MFS(R) Variable Insurance Trust
                                         --------------------------------- ----------------------------------------------------
                                                                              MFS(R)       MFS(R)
                                                                            Investors    Investors      MFS(R)        MFS(R)
                                                                           Growth Stock    Trust     New Discovery Total Return
                                                   International  Mid Cap   Series --    Series --     Series --    Series --
                                           Bond    Opportunities   Value     Service      Service       Service      Service
                                         Portfolio   Portfolio   Portfolio Class Shares Class Shares Class Shares  Class Shares
                                         --------- ------------- --------- ------------ ------------ ------------- ------------
Assets
Investments at fair market value (note
 2a):...................................  $31,760        306      16,711    25,862,576   20,553,559   48,815,700      27,360
Dividend receivable.....................       --         --          --            --           --           --          --
Receivable from affiliate (note 4b).....       --         --          --         1,063          740        1,727          --
Receivable for units sold...............       --         --          --       136,549       39,167      704,813          --
                                          -------      -----      ------    ----------   ----------   ----------      ------
  Total assets..........................   31,760        306      16,711    26,000,188   20,593,466   49,522,240      27,360
                                          -------      -----      ------    ----------   ----------   ----------      ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        1          1           2         1,100          878        2,082           1
Payable for units withdrawn.............       --         --          --            --       18,443    1,326,965          --
                                          -------      -----      ------    ----------   ----------   ----------      ------
  Total liabilities.....................        1          1           2         1,100       19,321    1,329,047           1
                                          -------      -----      ------    ----------   ----------   ----------      ------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  $31,759        305      16,709    25,999,088   20,574,145   48,193,193      27,359
 Variable deferred annuity contract
  owners in the annuitization period....       --         --          --            --           --           --          --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          -------      -----      ------    ----------   ----------   ----------      ------
  Net assets............................  $31,759        305      16,709    25,999,088   20,574,145   48,193,193      27,359
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type I.............................       --         --          --            --           --       21,213          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type I........  $    --         --          --            --           --        12.76          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type II............................       --         --          --            --           --      290,058          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type II.......  $    --         --          --            --           --        12.74          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type III...........................       --         --          --       842,912      635,728    1,909,855          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type III......  $    --         --          --          6.33         7.79         8.74          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type IV............................       --         --          --       163,862      107,825      284,319          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type IV.......  $    --         --          --          6.32         7.78         8.72          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type V.............................       --         --          --            --           --           --          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type V........  $    --         --          --            --           --           --          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type VI............................    3,051         24       1,288     2,370,780    1,311,182    2,279,851       2,387
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type VI.......  $ 10.41      12.88       12.97          5.72         7.58         7.39       11.46
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................       --         --          --       736,265      492,435      781,828          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type VII......  $    --         --          --          5.68         7.53         7.34          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................       --         --          --            --           --           --          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type VIII.....  $    --         --          --            --           --           --          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Outstanding units (notes 2b, 4a, and
 5): Type IX............................       --         --          --       164,342       97,273      193,803          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Net asset value per unit: Type IX.......  $    --         --          --         11.47        11.68        12.74          --
                                          =======      =====      ======    ==========   ==========   ==========      ======
Investments in securities, at cost......  $32,149        257      12,957    26,015,981   19,623,704   45,326,186      23,649
                                          =======      =====      ======    ==========   ==========   ==========      ======
Shares outstanding......................    2,574         32         774     3,017,803    1,264,057    3,524,599       1,407
                                          =======      =====      ======    ==========   ==========   ==========      ======

                                         -------------

                                            MFS(R)
                                          Utilities
                                          Series --
                                           Service
                                         Class Shares
                                         ------------
Assets
Investments at fair market value (note
 2a):...................................  27,421,085
Dividend receivable.....................          --
Receivable from affiliate (note 4b).....         870
Receivable for units sold...............      13,962
                                          ----------
  Total assets..........................  27,435,917
                                          ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       1,176
Payable for units withdrawn.............      11,820
                                          ----------
  Total liabilities.....................      12,996
                                          ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  27,422,921
 Variable deferred annuity contract
  owners in the annuitization period....          --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          ----------
  Net assets............................  27,422,921
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................          --
                                          ==========
Net asset value per unit: Type I........          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................          --
                                          ==========
Net asset value per unit: Type II.......          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     786,019
                                          ==========
Net asset value per unit: Type III......        7.87
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      53,344
                                          ==========
Net asset value per unit: Type IV.......        7.86
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --
                                          ==========
Net asset value per unit: Type V........          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................   1,772,464
                                          ==========
Net asset value per unit: Type VI.......        7.72
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     730,480
                                          ==========
Net asset value per unit: Type VII......        7.66
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --
                                          ==========
Net asset value per unit: Type VIII.....          --
                                          ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................     125,205
                                          ==========
Net asset value per unit: Type IX.......       12.29
                                          ==========
Investments in securities, at cost......  25,598,002
                                          ==========
Shares outstanding......................   1,727,857
                                          ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                             Nations Separate
                                               Account Trust
                                         ------------------------- -----------
                                                        Nations
                                           Nations      Marsico    Oppenheimer
                                           Marsico   International Aggressive
                                           Growth    Opportunities   Growth
                                          Portfolio    Portfolio     Fund/VA
                                         ----------- ------------- -----------
Assets
Investments at fair market value (note
 2a):................................... $15,432,885   8,696,649   108,437,685
Dividend receivable.....................          --          --            --
Receivable from affiliate (note 4b).....         624         348         2,386
Receivable for units sold...............      57,735      33,369         7,825
                                         -----------   ---------   -----------
  Total assets..........................  15,491,244   8,730,366   108,447,896
                                         -----------   ---------   -----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         657         367         4,210
Payable for units withdrawn.............          --          --        60,556
                                         -----------   ---------   -----------
  Total liabilities.....................         657         367        64,766
                                         -----------   ---------   -----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period..... $15,490,587   8,729,999   108,328,358
 Variable deferred annuity contract
  owners in the annuitization period....          --          --        54,772
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                         -----------   ---------   -----------
  Net assets............................ $15,490,587   8,729,999   108,383,130
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................          --          --       667,430
                                         ===========   =========   ===========
Net asset value per unit: Type I........ $        --          --         38.88
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type II............................          --          --     1,615,590
                                         ===========   =========   ===========
Net asset value per unit: Type II....... $        --          --         37.38
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................     180,228     115,502     2,256,796
                                         ===========   =========   ===========
Net asset value per unit: Type III...... $     12.35       13.38          8.93
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      30,362      35,656       226,559
                                         ===========   =========   ===========
Net asset value per unit: Type IV....... $     12.35       13.38          8.34
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --          --            --
                                         ===========   =========   ===========
Net asset value per unit: Type V........ $        --          --            --
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................     406,446     230,441            --
                                         ===========   =========   ===========
Net asset value per unit: Type VI....... $     12.36       13.39            --
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     290,217     115,018            --
                                         ===========   =========   ===========
Net asset value per unit: Type VII...... $     12.34       13.37            --
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --          --            --
                                         ===========   =========   ===========
Net asset value per unit: Type VIII..... $        --          --            --
                                         ===========   =========   ===========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................     346,671     155,646            --
                                         ===========   =========   ===========
Net asset value per unit: Type IX....... $     12.36       13.39            --
                                         ===========   =========   ===========
Investments in securities, at cost...... $14,493,002   7,942,547   134,759,813
                                         ===========   =========   ===========
Shares outstanding......................   1,047,718     641,346     2,953,900
                                         ===========   =========   ===========

                                                     Oppenheimer Variable Account Funds
                                         ----------------------------------------------------------------------
                                          Oppenheimer                             Oppenheimer    Oppenheimer
                                           Aggressive               Oppenheimer     Capital         Global
                                             Growth     Oppenheimer   Capital     Appreciation    Securities
                                           Fund/VA --      Bond     Appreciation   Fund/VA --     Fund/VA --
                                         Service Shares   Fund/VA     Fund/VA    Service Shares Service Shares
                                         -------------- ----------- ------------ -------------- --------------
Assets
Investments at fair market value (note
 2a):...................................   2,649,005    105,261,688 190,008,533    6,758,995      69,451,924
Dividend receivable.....................          --             --          --           --              --
Receivable from affiliate (note 4b).....         103            148       6,364          280           2,796
Receivable for units sold...............       2,304            659      32,440       17,287          63,316
                                           ---------    ----------- -----------    ---------      ----------
  Total assets..........................   2,651,412    105,262,495 190,047,337    6,776,562      69,518,036
                                           ---------    ----------- -----------    ---------      ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         112          4,145       7,355          283           2,947
Payable for units withdrawn.............          --        110,128          69           --           7,291
                                           ---------    ----------- -----------    ---------      ----------
  Total liabilities.....................         112        114,273       7,424          283          10,238
                                           ---------    ----------- -----------    ---------      ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....   2,651,300    105,148,222 189,922,165    6,776,279      69,507,798
 Variable deferred annuity contract
  owners in the annuitization period....          --             --     117,748           --              --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                           ---------    ----------- -----------    ---------      ----------
  Net assets............................   2,651,300    105,148,222 190,039,913    6,776,279      69,507,798
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................          --        353,164     488,844           --              --
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type I........          --          27.35       51.50           --              --
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................          --      2,467,307   2,339,204           --              --
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type II.......          --          26.29       49.51           --              --
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................      94,989      2,355,271   4,204,036      144,909       1,728,160
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type III......       11.99          12.10       10.39        12.30            9.90
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................      11,755        174,744     537,049       35,817         316,736
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type IV.......       11.99          12.16       10.00        12.30            9.88
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................          --             --          --           --              --
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type V........          --             --          --           --              --
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................      31,218             --          --      123,947       3,920,479
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type VI.......       12.00             --          --        12.76            8.76
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................      17,789             --          --       56,951       1,142,590
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type VII......       11.94             --          --        12.44            8.70
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................          --             --          --           --              --
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type VIII.....          --             --          --           --              --
                                           =========    =========== ===========    =========      ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................      65,369             --          --      183,859         352,598
                                           =========    =========== ===========    =========      ==========
Net asset value per unit: Type IX.......       12.00             --          --        12.31           14.14
                                           =========    =========== ===========    =========      ==========
Investments in securities, at cost......   2,600,093    103,084,387 188,098,899    6,214,811      56,869,790
                                           =========    =========== ===========    =========      ==========
Shares outstanding......................      72,496      9,217,311   5,475,750      195,743       2,782,529
                                           =========    =========== ===========    =========      ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                                                           Oppenheimer Variable Account Funds (continued)
                                                                       ------------------------------------------------------
                                                                                                    Oppenheimer
                                                                                     Oppenheimer    Main Street   Oppenheimer
                                                                       Oppenheimer   Main Street     Small Cap     Multiple
                                                                       High Income    Fund/VA --     Fund/VA --   Strategies
                                                                         Fund/VA    Service Shares Service Shares   Fund/VA
                                                                       ------------ -------------- -------------- -----------
Assets
Investments at fair market value (note 2a):........................... $114,278,582   52,401,480     8,593,492    77,543,649
Dividend receivable...................................................           --           --            --            --
Receivable from affiliate (note 4b)...................................        1,797        2,032           244           863
Receivable for units sold.............................................      194,880      149,832        44,542        10,225
                                                                       ------------   ----------     ---------    ----------
  Total assets........................................................  114,475,259   52,553,344     8,638,278    77,554,737
                                                                       ------------   ----------     ---------    ----------
Liabilities
Accrued expenses payable to affiliate (note 4c).......................        4,460        2,249           379         2,975
Payable for units withdrawn...........................................       61,240           --        20,274        88,334
                                                                       ------------   ----------     ---------    ----------
  Total liabilities...................................................       65,700        2,249        20,653        91,309
                                                                       ------------   ----------     ---------    ----------
Net assets attributable to:
 Variable deferred annuity contract owners in the accumulation period. $114,402,721   52,551,095     8,617,625    77,463,428
 Variable deferred annuity contract owners in the annuitization period        6,838           --            --            --
 GE Life and Annuity Assurance Company (note 4d)......................
                                                                       ------------   ----------     ---------    ----------
  Net assets.......................................................... $114,409,559   52,551,095     8,617,625    77,463,428
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type I.......................      464,434           --            --       443,367
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type I...................................... $      36.30           --            --         35.82
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type II......................    1,943,412           --            --     1,239,242
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type II..................................... $      34.90           --            --         34.43
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type III.....................    2,190,615    1,400,956       175,323     1,392,720
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type III.................................... $      11.26         8.78         13.70         12.53
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type IV......................      465,002      222,322        24,434       125,354
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type IV..................................... $      10.88         8.77         13.70         11.68
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type V.......................           --           --            --            --
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type V...................................... $         --           --            --            --
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type VI......................           --    3,157,518       153,150            --
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type VI..................................... $         --         7.93         13.39            --
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type VII.....................           --    1,385,950       120,040            --
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type VII.................................... $         --         7.87         13.32            --
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type VIII....................           --           --            --            --
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type VIII................................... $         --           --            --            --
                                                                       ============   ==========     =========    ==========
Outstanding units (notes 2b, 4a, and 5): Type IX......................           --      194,738       162,753            --
                                                                       ============   ==========     =========    ==========
Net asset value per unit: Type IX..................................... $         --        12.09         13.71            --
                                                                       ============   ==========     =========    ==========
Investments in securities, at cost.................................... $115,887,221   47,741,566     7,857,878    72,837,574
                                                                       ============   ==========     =========    ==========
Shares outstanding....................................................   13,272,774    2,743,533       641,305     4,870,832
                                                                       ============   ==========     =========    ==========

                                                                          PBHG Insurance
                                                                         Series Fund, Inc.
                                                                       ---------------------

                                                                                    PBHG
                                                                         PBHG     Large Cap
                                                                       Growth II   Growth
                                                                       Portfolio  Portfolio
                                                                       ---------- ----------
Assets
Investments at fair market value (note 2a):........................... 14,409,661 20,075,297
Dividend receivable...................................................         --         --
Receivable from affiliate (note 4b)...................................         35         28
Receivable for units sold.............................................     38,792         --
                                                                       ---------- ----------
  Total assets........................................................ 14,448,488 20,075,325
                                                                       ---------- ----------
Liabilities
Accrued expenses payable to affiliate (note 4c).......................        615        762
Payable for units withdrawn...........................................      9,954     24,409
                                                                       ---------- ----------
  Total liabilities...................................................     10,569     25,171
                                                                       ---------- ----------
Net assets attributable to:
 Variable deferred annuity contract owners in the accumulation period. 14,417,098 20,050,154
 Variable deferred annuity contract owners in the annuitization period     20,821         --
 GE Life and Annuity Assurance Company (note 4d)......................
                                                                       ---------- ----------
  Net assets.......................................................... 14,437,919 20,050,154
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type I.......................    104,805    106,905
                                                                       ========== ==========
Net asset value per unit: Type I......................................       9.26      15.47
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type II......................  1,479,937  1,208,695
                                                                       ========== ==========
Net asset value per unit: Type II.....................................       9.10      15.22
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type III.....................         --         --
                                                                       ========== ==========
Net asset value per unit: Type III....................................         --         --
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type IV......................         --         --
                                                                       ========== ==========
Net asset value per unit: Type IV.....................................         --         --
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type V.......................         --         --
                                                                       ========== ==========
Net asset value per unit: Type V......................................         --         --
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type VI......................         --         --
                                                                       ========== ==========
Net asset value per unit: Type VI.....................................         --         --
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type VII.....................         --         --
                                                                       ========== ==========
Net asset value per unit: Type VII....................................         --         --
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type VIII....................         --         --
                                                                       ========== ==========
Net asset value per unit: Type VIII...................................         --         --
                                                                       ========== ==========
Outstanding units (notes 2b, 4a, and 5): Type IX......................         --         --
                                                                       ========== ==========
Net asset value per unit: Type IX.....................................         --         --
                                                                       ========== ==========
Investments in securities, at cost.................................... 14,985,550 21,260,918
                                                                       ========== ==========
Shares outstanding....................................................  1,465,886  1,230,104
                                                                       ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


                                                        PIMCO Variable Insurance Trust
                                         ------------------------------------------------------------
                                                                          Long-Term
                                          Foreign Bond    High Yield   U.S. Government  Total Return
                                          Portfolio --   Portfolio --   Portfolio --    Portfolio --
                                         Administrative Administrative Administrative  Administrative
                                          Class Shares   Class Shares   Class Shares    Class Shares
                                         -------------- -------------- --------------- --------------
Assets
Investments at fair market value (note
 2a):...................................  $11,302,264     90,088,080     71,172,146     250,747,941
Dividend receivable.....................       21,910        523,236        150,576         448,007
Receivable from affiliate (note 4b).....           --             --             --              --
Receivable for units sold...............        2,683         31,462            947          30,431
                                          -----------     ----------     ----------     -----------
  Total assets..........................   11,326,857     90,642,778     71,323,669     251,226,379
                                          -----------     ----------     ----------     -----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       22,163        523,660        152,661         452,949
Payable for units withdrawn.............          250         14,156         25,995          33,211
                                          -----------     ----------     ----------     -----------
  Total liabilities.....................       22,413        537,816        178,656         486,160
                                          -----------     ----------     ----------     -----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....  $11,304,444     90,104,962     71,145,013     250,740,219
 Variable deferred annuity contract
  owners in the annuitization period....           --             --             --              --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                          -----------     ----------     ----------     -----------
  Net assets............................  $11,304,444     90,104,962     71,145,013     250,740,219
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................           --             --             --          50,696
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type I........  $        --             --             --           10.12
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type II............................           --             --             --       1,121,098
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type II.......  $        --             --             --           10.10
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................      308,007      2,029,710      1,835,364       5,014,594
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type III......  $     11.66          11.98          12.81           12.09
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................       31,753        363,833        191,002         983,366
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type IV.......  $     11.64          11.97          12.79           12.07
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................           --             --             --              --
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type V........  $        --             --             --              --
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................      467,831      3,059,826      1,894,983       7,871,654
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type VI.......  $     11.82          11.79          13.73           12.55
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................      154,491      1,522,099      1,205,322       4,353,956
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type VII......  $     11.74          11.70          13.63           12.46
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................           --             --             --              --
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type VIII.....  $        --             --             --              --
                                          ===========     ==========     ==========     ===========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................           --        695,216        272,805       1,323,651
                                          ===========     ==========     ==========     ===========
Net asset value per unit: Type IX.......  $        --          10.86          10.06           10.10
                                          ===========     ==========     ==========     ===========
Investments in securities, at cost......  $11,280,734     84,699,036     71,093,972     247,816,128
                                          ===========     ==========     ==========     ===========
Shares outstanding......................    1,126,846     10,999,766      6,464,318      24,203,469
                                          ===========     ==========     ==========     ===========

                                                                                                   Rydex
                                                   The Prudential Series Fund, Inc.            Variable Trust
                                         ----------------------------------------------------- --------------
                                                                    SP Jennison  SP Prudential
                                                        Jennison   International U.S. Emerging
                                           Jennison   20/20 Focus     Growth        Growth
                                         Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                           Class II     Class II     Class II      Class II       OTC Fund
                                         ------------ ------------ ------------- ------------- --------------
Assets
Investments at fair market value (note
 2a):...................................   474,844      187,463       16,189        80,252       12,670,714
Dividend receivable.....................        --           --           --            --               --
Receivable from affiliate (note 4b).....         4           --           --            --              632
Receivable for units sold...............     5,999           --           --            --          210,937
                                           -------      -------       ------        ------       ----------
  Total assets..........................   480,847      187,463       16,189        80,252       12,882,283
                                           -------      -------       ------        ------       ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        21           10           --             3              544
Payable for units withdrawn.............        --           --           --            --               --
                                           -------      -------       ------        ------       ----------
  Total liabilities.....................        21           10           --             3              544
                                           -------      -------       ------        ------       ----------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....   480,826      187,453       16,189        80,249       12,881,739
 Variable deferred annuity contract
  owners in the annuitization period....        --           --           --            --               --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                           -------      -------       ------        ------       ----------
  Net assets............................   480,826      187,453       16,189        80,249       12,881,739
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type I........        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type II............................        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type II.......        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................    38,702       11,574        2,094         9,775          458,773
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type III......      7.59        12.33         7.73          8.21             4.81
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................     1,838           --           --            --           44,380
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type IV.......     12.12           --           --            --             4.80
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type V........        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................     1,465        1,058           --            --        2,012,893
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type VI.......     12.12        12.33           --            --             3.35
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................     1,832        2,027           --            --          825,009
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type VII......     12.11        12.31           --            --             3.33
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type VIII.....        --           --           --            --               --
                                           =======      =======       ======        ======       ==========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................    10,293          547           --            --           75,902
                                           =======      =======       ======        ======       ==========
Net asset value per unit: Type IX.......     12.13        12.34           --            --            12.80
                                           =======      =======       ======        ======       ==========
Investments in securities, at cost......   446,813      173,363       13,036        83,064       11,832,461
                                           =======      =======       ======        ======       ==========
Shares outstanding......................    28,848       17,685        2,777        12,196          962,820
                                           =======      =======       ======        ======       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                                                                Scudder Variable
                                                       Salomon Brothers Variable Series Fund Inc                   Series II
                                         --------------------------------------------------------------------- ------------------
                                                                             Salomon Brothers Salomon Brothers Scudder Technology
                                          Salomon Brothers  Salomon Brothers     Variable      Variable Total        Growth
                                         Variable Investors Variable All Cap  Strategic Bond       Return         Portfolio --
                                          Fund -- Class I   Fund -- Class II Fund -- Class I  Fund -- Class I    Class B Shares
                                         ------------------ ---------------- ---------------- ---------------- ------------------
Assets
Investments at fair market value (note
 2a):...................................    $53,835,463        7,099,316        50,876,555       18,581,842            725
Dividend receivable.....................             --               --                --               --             --
Receivable from affiliate (note 4b).....            162              261               233              277              1
Receivable for units sold...............            320           15,828               560               --            999
                                            -----------        ---------        ----------       ----------          -----
  Total assets..........................     53,835,945        7,115,405        50,877,348       18,582,119          1,725
                                            -----------        ---------        ----------       ----------          -----
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          2,164              305             2,045              780              1
Payable for units withdrawn.............         40,794               --            46,057            2,647             --
                                            -----------        ---------        ----------       ----------          -----
  Total liabilities.....................         42,958              305            48,102            3,427              1
                                            -----------        ---------        ----------       ----------          -----
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....    $53,729,751        7,115,100        50,829,246       18,578,692          1,724
 Variable deferred annuity contract
  owners in the annuitization period....         63,236               --                --               --             --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                            -----------        ---------        ----------       ----------          -----
  Net assets............................    $53,792,987        7,115,100        50,829,246       18,578,692          1,724
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type I.............................        343,987               --           240,851           47,015             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type I........    $     14.39               --             13.72            11.73             --
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type II............................      1,458,598               --         1,751,506          709,502             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type II.......    $     14.21               --             13.54            11.58             --
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type III...........................      2,228,090          118,583         1,636,493          852,267             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type III......    $     11.61            12.93             13.15            10.76             --
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type IV............................        213,912            9,251           175,980           61,672             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type IV.......    $     10.51            12.92             13.01            10.39             --
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type V.............................             --               --                --               --             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type V........    $        --               --                --               --             --
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type VI............................             --          227,655                --               --            115
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type VI.......    $        --            12.93                --               --          14.98
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................             --          112,510                --               --             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type VII......    $        --            12.91                --               --             --
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................             --               --                --               --             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type VIII.....    $        --               --                --               --             --
                                            ===========        =========        ==========       ==========          =====
Outstanding units (notes 2b, 4a, and
 5): Type IX............................             --           82,461                --               --             --
                                            ===========        =========        ==========       ==========          =====
Net asset value per unit: Type IX.......    $        --            12.93                --               --             --
                                            ===========        =========        ==========       ==========          =====
Investments in securities, at cost......    $50,928,733        6,467,213        50,727,726       17,730,777            507
                                            ===========        =========        ==========       ==========          =====
Shares outstanding......................      4,242,353          454,502         4,671,860        1,728,543             82
                                            ===========        =========        ==========       ==========          =====

                                                 Van Kampen Life
                                                Investment Trust
                                         -------------------------------
                                                            Emerging
                                            Comstock         Growth
                                          Portfolio --    Portfolio --
                                         Class II Shares Class II Shares
                                         --------------- ---------------
Assets
Investments at fair market value (note
 2a):...................................   28,550,477       7,122,497
Dividend receivable.....................           --              --
Receivable from affiliate (note 4b).....        1,242             237
Receivable for units sold...............      113,934           1,289
                                           ----------       ---------
  Total assets..........................   28,665,653       7,124,023
                                           ----------       ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        1,218             305
Payable for units withdrawn.............           --             171
                                           ----------       ---------
  Total liabilities.....................        1,218             476
                                           ----------       ---------
Net assets attributable to:
 Variable deferred annuity contract
  owners in the accumulation period.....   28,664,435       7,123,547
 Variable deferred annuity contract
  owners in the annuitization period....           --              --
 GE Life and Annuity Assurance Company
  (note 4d).............................
                                           ----------       ---------
  Net assets............................   28,664,435       7,123,547
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type I.............................           --              --
                                           ==========       =========
Net asset value per unit: Type I........           --              --
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type II............................           --              --
                                           ==========       =========
Net asset value per unit: Type II.......           --              --
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type III...........................      375,479          94,221
                                           ==========       =========
Net asset value per unit: Type III......        10.35            9.08
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type IV............................       56,733           4,867
                                           ==========       =========
Net asset value per unit: Type IV.......        10.35            9.08
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type V.............................           --              --
                                           ==========       =========
Net asset value per unit: Type V........           --              --
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type VI............................    1,196,175         398,198
                                           ==========       =========
Net asset value per unit: Type VI.......        10.36            9.09
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type VII...........................      667,800         162,892
                                           ==========       =========
Net asset value per unit: Type VII......        10.33            9.06
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type VIII..........................           --              --
                                           ==========       =========
Net asset value per unit: Type VIII.....           --              --
                                           ==========       =========
Outstanding units (notes 2b, 4a, and
 5): Type IX............................      391,710          95,304
                                           ==========       =========
Net asset value per unit: Type IX.......        12.51           11.84
                                           ==========       =========
Investments in securities, at cost......   24,765,949       6,433,401
                                           ==========       =========
Shares outstanding......................    2,429,828         294,318
                                           ==========       =========

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Statements of Operations

                                                                         AIM Variable Insurance Funds
                                         ----------------------------------------------------------------------------------
                                           AIM V.I.                    AIM V.I.    AIM V.I.   AIM V.I. AIM V.I.   AIM V.I.
                                          Aggressive     AIM V.I.      Capital      Capital     Core    Global   Government
                                            Growth     Basic Value   Appreciation Development  Equity  Utilities Securities
                                           Fund --       Fund --       Fund --      Fund --   Fund --   Fund --   Fund --
                                           Series I     Series II      Series I    Series I   Series I Series I   Series I
                                            Shares        Shares        Shares      Shares     Shares   Shares     Shares
                                         ------------ -------------- ------------ ----------- -------- --------- ----------
                                                          Period
                                          Year ended  May 1, 2003 to
                                         December 31,  December 31,
                                             2003          2003                        Year ended December 31, 2003
                                         ------------ -------------- ------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........     $ --             --              --        --       13         61     33,943
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...       --             --              --        --       --         --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......       --             --              --        --       --         --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....       --          8,788          75,069        --       --         --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......       --            398           6,941        --       --         --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......       14             --              67        53       15         24      6,234
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......       --          5,113         130,655        --       --         --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....       --          4,039          56,661        --       --         --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....       --             --              --        --       --         --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......       --          8,524           2,749        --       --         --         --
                                             ----        -------      ----------     -----      ---     ------    -------
Net investment income (expense).........      (14)       (26,862)       (272,142)      (53)      (2)        37     27,709
                                             ----        -------      ----------     -----      ---     ------    -------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............      379         47,938      (1,081,971)      498      479     (1,163)    19,902
   Unrealized appreciation
     (depreciation).....................       99        596,743       5,682,372     1,917      188         52    (10,649)
   Capital gain distributions...........       --             --              --        --       --         --        513
                                             ----        -------      ----------     -----      ---     ------    -------
Net realized and unrealized gain (loss)
  on investments........................      478        644,681       4,600,401     2,415      667     (1,111)     9,766
                                             ----        -------      ----------     -----      ---     ------    -------
Increase (decrease) in net assets from
  operations............................     $464        617,819       4,328,259     2,362      665     (1,074)    37,475
                                             ====        =======      ==========     =====      ===     ======    =======

                                         ----------

                                          AIM V.I.
                                           Growth
                                          Fund --
                                          Series I
                                           Shares
                                         ---------




                                         ----------
Investment income and expense:
   Income -- Ordinary dividends.........        --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....    32,020
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......     3,110
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......    75,740
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....    30,667
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......        --
                                         ---------
Net investment income (expense).........  (141,537)
                                         ---------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............  (604,925)
   Unrealized appreciation
     (depreciation)..................... 3,139,432
   Capital gain distributions...........        --
                                         ---------
Net realized and unrealized gain (loss)
  on investments........................ 2,534,507
                                         ---------
Increase (decrease) in net assets from
  operations............................ 2,392,970
                                         =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         AIM Variable Insurance
                                           Funds (continued)            The Alger American Fund
                                         ---------------------  ---------------------------------------
                                                                                 Alger
                                          AIM V.I.   AIM V.I.      Alger        American
                                            New      Premier      American       Small
                                         Technology   Equity       Growth    Capitalization  Growth and
                                          Fund --    Fund --    Portfolio --  Portfolio --     Income
                                          Series I   Series I     Class O       Class O     Portfolio --
                                           Shares     Shares       Shares        Shares       Class B
                                         ---------- ----------  ------------ -------------- ------------
                                                                       Year ended December 31, 2003
                                         ---------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........  $    --       99,257           --            --       951,792
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...       --           --       76,910        39,591         5,713
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......       --           --    1,102,344       549,127        54,748
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....       --      168,994      702,686       302,501       492,065
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......       --       15,037       90,785        38,320        73,096
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......      526           --           --            --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......       --      221,966           --            --       823,306
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....       --       96,147           --            --       354,386
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....       --           --           --            --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......       --        2,134           --            --        26,802
                                          -------   ----------  -----------   -----------    ----------
Net investment income (expense).........     (526)    (405,021)  (1,972,725)     (929,539)     (878,324)
                                          -------   ----------  -----------   -----------    ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............   20,766   (2,899,513) (46,655,664)  (19,328,674)   (2,197,951)
   Unrealized appreciation
     (depreciation).....................      585   10,106,028   87,800,403    41,980,979    35,325,473
   Capital gain distributions...........       --           --           --            --            --
                                          -------   ----------  -----------   -----------    ----------
Net realized and unrealized gain (loss)
  on investments........................   21,351    7,206,515   41,144,739    22,652,305    33,127,522
                                          -------   ----------  -----------   -----------    ----------
Increase (decrease) in net assets from
  operations............................  $20,825    6,801,494   39,172,014    21,722,766    32,249,198
                                          =======   ==========  ===========   ===========    ==========

                                         AllianceBernstein Variable
                                         Products Series Fund, Inc.
                                         ------------------------



                                           Premier
                                            Growth        Quasar
                                         Portfolio --  Portfolio --
                                           Class B       Class B
                                         ------------  ------------

                                         -------------------------
Investment income and expense:
   Income -- Ordinary dividends.........          --           --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...          --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......          --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     128,004       24,071
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......       7,391        4,393
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......          --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......     187,629       45,530
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....      93,858       17,318
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....          --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......       2,962           --
                                          ----------    ---------
Net investment income (expense).........    (419,844)     (91,312)
                                          ----------    ---------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............  (2,708,795)     (85,858)
   Unrealized appreciation
     (depreciation).....................   8,321,449    2,517,933
   Capital gain distributions...........          --           --
                                          ----------    ---------
Net realized and unrealized gain (loss)
  on investments........................   5,612,654    2,432,075
                                          ----------    ---------
Increase (decrease) in net assets from
  operations............................   5,192,810    2,340,763
                                          ==========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         AllianceBernstein
                                             Variable
                                          Products Series  American Century
                                            Fund, Inc.         Variable                                       Eaton Vance
                                            (continued)    Portfolios, Inc.             Dreyfus             Variable Trust
                                         ----------------- ----------------  ----------------------------  ----------------
                                                                                Dreyfus
                                                                               Investment    The Dreyfus
                                                                              Portfolios-      Socially       VT
                                                              VP       VP       Emerging     Responsible   Floating-   VT
                                            Technology     Income &   Ultra     Markets      Growth Fund,    Rate    Income
                                           Portfolio --    Growth -- Fund --  Portfolio --     Inc. --      Income   Fund of
                                              Class B       Class I  Class I Initial Shares Initial Shares   Fund    Boston
                                         ----------------- --------- ------- -------------- -------------- --------- -------
                                           Period May 1,
                                              2003 to
                                           December 31,
                                               2003                          Year ended December 31, 2003
                                         ----------------- ----------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........     $     --           5       --         7,183          6,025     46,041       --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...           --          --       --            --             --         --       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......           --          --       --            --             --         --       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....        3,031          --       --        24,707          6,444     10,221       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......          277          --       --         6,367          1,248      2,342       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......           --          --       --            --             --         --       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......        2,754          31       11        46,872         61,000      3,374      256
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....          771          --       --        11,139         11,782      6,342       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....           --          --       --            --             --         --       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......        3,862          --       --            --             --     11,453       --
                                             --------         ---      ---     ---------      ---------     ------    -----
Net investment income (expense).........      (10,695)        (26)     (11)      (81,902)       (74,449)    12,309     (256)
                                             --------         ---      ---     ---------      ---------     ------    -----
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............       23,538         (15)     (22)    2,471,095       (409,779)     2,989        5
   Unrealized appreciation
     (depreciation).....................      180,071         743      227       142,809      1,638,293     32,641    2,764
   Capital gain distributions...........           --          --       --            --             --         --       --
                                             --------         ---      ---     ---------      ---------     ------    -----
Net realized and unrealized gain (loss)
  on investments........................      203,609         728      205     2,613,904      1,228,514     35,630    2,769
                                             --------         ---      ---     ---------      ---------     ------    -----
Increase (decrease) in net assets from
  operations............................     $192,914         702      194     2,532,002      1,154,065     47,939    2,513
                                             ========         ===      ===     =========      =========     ======    =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         Eaton Vance
                                          Variable
                                            Trust
                                         (continued)                          Federated Insurance Series
                                         ----------- ---------------------------------------------------------------------------
                                                     Federated                Federated   Federated
                                             VT       American               High Income High Income   Federated     Federated
                                          Worldwide   Leaders     Federated     Bond        Bond     International    Kaufmann
                                           Health    Fund II --    Capital   Fund II --  Fund II --      Small       Fund II --
                                          Sciences    Primary      Income      Primary     Service      Company       Service
                                            Fund       Shares      Fund II     Shares      Shares       Fund II        Shares
                                         ----------- ----------  ----------  ----------- ----------- ------------- --------------
                                                                                                      Period from
                                                                                                      January 1,    Period from
                                                                                                        2003 to    May 1, 2003 to
                                                                                                     November 14,   December 31,
                                                        Year ended December 31, 2003                     2003           2003
                                         ----------------------------------------------------------- ------------- --------------
Investment income and expense:
   Income -- Ordinary dividends.........  $     --    1,021,083   1,651,779   4,949,659   1,839,946           --           --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...        --       31,768      17,766      41,221          --           --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......        --      619,777     254,662     581,849          --           --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     7,514      242,317      78,178     339,538     166,612       17,977       12,249
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......       554       26,455       8,125      32,672      28,114        7,039        1,165
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......        --           --          --          --          --           --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......     9,386           --          --          --     173,573       30,190       18,384
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....     5,840           --          --          --      98,420        7,623        8,076
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....        --           --          --          --          --           --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......     6,086           --          --          --       8,182          692       11,184
                                          --------   ----------  ----------  ----------   ---------    ---------      -------
Net investment income (expense).........   (29,380)     100,766   1,293,048   3,954,379   1,365,045      (63,521)     (51,058)
                                          --------   ----------  ----------  ----------   ---------    ---------      -------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............    25,467   (5,944,264) (6,877,849)  3,674,852   1,217,308    1,518,141      125,297
   Unrealized appreciation
     (depreciation).....................   224,588   20,835,057   9,915,284   5,331,295   2,861,176      236,321      648,953
   Capital gain distributions...........        --           --          --          --          --           --           --
                                          --------   ----------  ----------  ----------   ---------    ---------      -------
Net realized and unrealized gain (loss)
  on investments........................   250,055   14,890,793   3,037,435   9,006,147   4,078,484    1,754,462      774,250
                                          --------   ----------  ----------  ----------   ---------    ---------      -------
Increase (decrease) in net assets from
  operations............................  $220,675   14,991,559   4,330,483  12,960,526   5,443,529    1,690,941      723,192
                                          ========   ==========  ==========  ==========   =========    =========      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4


                                                      Fidelity Variable Insurance Products Fund (VIP)
                                         ------------------------------------------------------------------------
                                          VIP Equity-    VIP Equity-                                      VIP
                                            Income         Income       VIP Growth     VIP Growth      Overseas
                                         Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Initial Class Service Class 2 Initial Class Service Class 2 Initial Class
                                         ------------- --------------- ------------- --------------- -------------
                                                                             Year ended December 31, 2003
                                         -------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends......... $  7,475,707     1,037,729         680,699        38,762        360,068
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...      815,403            --         639,904            --        194,039
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......    3,548,369            --       1,730,084            --        276,955
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....    1,030,587       370,825         914,984       157,134        131,117
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......      100,984        50,433          73,492        27,928         20,747
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......           --            --              --            --          2,651
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......           --       463,874              --       277,979             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....           --       265,461              --       112,712             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....           --            --              --            --             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......           --        27,188              --        16,304             --
                                         ------------    ----------     -----------    ----------     ----------
Net investment income (expense).........    1,980,364      (140,052)     (2,677,765)     (553,295)      (265,441)
                                         ------------    ----------     -----------    ----------     ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............  (18,278,840)     (798,779)    (49,551,027)   (1,899,734)     6,142,067
   Unrealized appreciation
     (depreciation).....................  118,163,157    21,844,821     117,974,995    12,711,359     11,873,456
   Capital gain distributions...........           --            --              --            --             --
                                         ------------    ----------     -----------    ----------     ----------
Net realized and unrealized gain (loss)
  on investments........................   99,884,317    21,046,042      68,423,968    10,811,625     18,015,523
                                         ------------    ----------     -----------    ----------     ----------
Increase (decrease) in net assets from
  operations............................ $101,864,681    20,905,990      65,746,203    10,258,330     17,750,082
                                         ============    ==========     ===========    ==========     ==========

                                         Fidelity Variable Insurance
                                          Products Fund II (VIP II)
                                         --------------------------
                                         VIP II Asset     VIP II
                                          Manager/SM/  Contrafund(R)
                                         Portfolio --  Portfolio --
                                         Initial Class Initial Class
                                         ------------- -------------

                                         ---------------------------
Investment income and expense:
   Income -- Ordinary dividends.........   7,371,687     1,468,496
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...   1,516,281       299,892
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......     684,432     2,694,630
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     217,561     1,207,722
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......      19,592       137,783
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......          --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......          --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....          --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....          --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......          --            --
                                          ----------    ----------
Net investment income (expense).........   4,933,821    (2,871,531)
                                          ----------    ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............  (8,185,528)   (9,319,912)
   Unrealized appreciation
     (depreciation).....................  33,141,434    85,542,202
   Capital gain distributions...........          --            --
                                          ----------    ----------
Net realized and unrealized gain (loss)
  on investments........................  24,955,906    76,222,290
                                          ----------    ----------
Increase (decrease) in net assets from
  operations............................  29,889,727    73,350,759
                                          ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                             Fidelity
                                             Variable
                                            Insurance
                                             Products
                                         Fund II (VIP II)
                                           (continued)
                                         ---------------- ---------------
                                                              VIP III
                                                              Dynamic
                                              VIP II          Capital
                                          Contrafund(R)    Appreciation
                                           Portfolio --    Portfolio --
                                         Service Class 2  Service Class 2
                                         ---------------- ---------------
                                                            Period from
                                            Year ended    May 1, 2003 to
                                           December 31,    December 31,
                                               2003            2003
                                         ---------------- ---------------
Investment income and expense:
   Income -- Ordinary dividends.........   $   142,441            --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...            --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......            --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....       261,626           170
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......        38,195            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......            --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......       390,243           115
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....       187,583           104
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....            --            --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......        18,532           444
                                           -----------        ------
Net investment income (expense).........      (753,738)         (833)
                                           -----------        ------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............       350,712           856
   Unrealized appreciation
     (depreciation).....................    15,167,803        13,013
   Capital gain distributions...........            --            --
                                           -----------        ------
Net realized and unrealized gain (loss)
  on investments........................    15,518,515        13,869
                                           -----------        ------
Increase (decrease) in net assets from
  operations............................   $14,764,777        13,036
                                           ===========        ======





                                         Fidelity Variable Insurance Products Fund III (VIP III)
                                         ---------------------------------------------------------------------

                                            VIP III        VIP III        VIP III      VIP III      VIP III
                                           Growth &       Growth &        Growth       Mid Cap      Mid Cap
                                            Income         Income      Opportunities Portfolio -- Portfolio --
                                         Portfolio --   Portfolio --   Portfolio --    Initial      Service
                                         Initial Class Service Class 2 Initial Class    Class       Class 2
                                         ------------- --------------- ------------- ------------ ------------



                                                             Year ended December 31, 2003
                                         --------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........   1,117,249        192,013        279,664         168        154,386
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...      35,865             --         16,413          --          3,413
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......     794,568             --        305,605          --         26,688
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     462,632        101,561        140,640          --        271,313
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......      58,950         11,312         17,977          --         34,982
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......         172             --             11         313             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......          --        135,802             --          --        573,246
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....          --         80,722             --          --        215,114
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....          --             --             --          --             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......          --          6,847             --          --         31,959
                                          ----------      ---------     ----------      ------     ----------
Net investment income (expense).........    (234,938)      (144,231)      (200,982)       (145)    (1,002,329)
                                          ----------      ---------     ----------      ------     ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............  (7,294,707)      (127,193)    (9,460,193)      1,106      1,846,594
   Unrealized appreciation
     (depreciation).....................  26,038,023      4,511,688     17,920,957      13,326     25,744,841
   Capital gain distributions...........          --             --             --          --             --
                                          ----------      ---------     ----------      ------     ----------
Net realized and unrealized gain (loss)
  on investments........................  18,743,316      4,384,495      8,460,764      14,432     27,591,435
                                          ----------      ---------     ----------      ------     ----------
Increase (decrease) in net assets from
  operations............................  18,508,378      4,240,264      8,259,782      14,287     26,589,106
                                          ==========      =========     ==========      ======     ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          Franklin Templeton
                                          Variable Insurance
                                            Products Trust                      GE Investments Funds, Inc.
                                         --------------------- -----------------------------------------------------------
                                                    Templeton
                                         Templeton    Global
                                          Foreign     Asset
                                         Securities Allocation
                                          Fund --    Fund --    Global               International   Mid-Cap      Money
                                          Class 2    Class 2    Income     Income       Equity     Value Equity   Market
                                           Shares     Shares     Fund       Fund         Fund          Fund        Fund
                                         ---------- ---------- --------- ----------  ------------- ------------ ----------
                                                                    Year ended December 31, 2003
                                         ---------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........   $  224      107       575,844  6,613,604      294,056     2,396,462   4,273,388
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...       --       --        16,991    146,308        7,839        58,835     350,535
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......       --       --       143,074  1,179,340      123,246       820,015   2,661,047
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....       --       --            --    998,391       84,840       900,228   2,818,775
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......       --       --            --    133,856       12,106        78,968     567,770
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......       --       --            --        342        2,479           187      27,565
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......      156       59            --    165,898           --       448,607     733,102
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....       --       --            --    100,962           --       186,479     299,618
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....       --       --            --         --           --            --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......       --       --            --     14,228           --        15,306      37,651
                                           ------      ---     --------- ----------    ---------    ----------  ----------
Net investment income (expense).........       68       48       415,779  3,874,279       63,546      (112,163) (3,222,675)
                                           ------      ---     --------- ----------    ---------    ----------  ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............       27      917     1,034,176  3,455,343      712,223        50,745          --
   Unrealized appreciation
     (depreciation).....................    4,385        8       342,964 (6,487,793)   8,710,030    48,691,534          --
   Capital gain distributions...........       --       --            --  2,669,616           --            --          --
                                           ------      ---     --------- ----------    ---------    ----------  ----------
Net realized and unrealized gain (loss)
  on investments........................    4,412      925     1,377,140   (362,834)   9,422,253    48,742,279          --
                                           ------      ---     --------- ----------    ---------    ----------  ----------
Increase (decrease) in net assets from
  operations............................   $4,480      973     1,792,919  3,511,445    9,485,799    48,630,116  (3,222,675)
                                           ======      ===     ========= ==========    =========    ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                GE Investments Funds, Inc. (continued)
                                         ------------------------------------------------------------------------------------
                                           Premier    Real Estate               Small-Cap                             Value
                                           Growth     Securities   S&P 500(R)     Value    Total Return U.S. Equity   Equity
                                         Equity Fund     Fund      Index Fund  Equity Fund     Fund        Fund        Fund
                                         -----------  ----------- -----------  ----------- ------------ ----------- ---------
                                                                     Year ended December 31, 2003
                                         ------------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends......... $   198,767   2,652,130    6,403,875      40,187    2,327,513     872,161    331,489
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...      18,214      52,938      194,867       1,151      111,546      12,831         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......     329,070     608,285    3,284,869      14,799      883,475     373,277         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     615,632     310,833    1,875,256     220,310      520,410     504,742     89,091
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......      77,140      25,422      212,091      31,612       49,460      50,484     33,569
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......         519         749        1,148          --          483         316         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......     272,295       9,591      762,029     374,676       43,924     223,481    137,067
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....     100,939       4,414      341,322     142,223       18,699     133,718     73,807
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....          --          --           --          --      325,187          --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......      24,333       7,578       45,843      15,287       63,255       9,600      5,880
                                         -----------  ----------  -----------  ----------   ----------  ----------  ---------
Net investment income (expense).........  (1,239,375)  1,632,320     (313,550)   (759,871)     311,074    (436,288)    (7,925)
                                         -----------  ----------  -----------  ----------   ----------  ----------  ---------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............  (1,354,467)  2,946,152  (47,389,162)        889   (1,807,460) (4,360,761)  (179,926)
   Unrealized appreciation
     (depreciation).....................  25,927,068  13,185,479  158,355,697  13,296,441   26,987,569  22,237,895  4,879,388
   Capital gain distributions...........          --   3,906,271           --          --           --          --         --
                                         -----------  ----------  -----------  ----------   ----------  ----------  ---------
Net realized and unrealized gain (loss)
  on investments........................  24,572,601  20,037,902  110,966,535  13,297,330   25,180,109  17,877,134  4,699,462
                                         -----------  ----------  -----------  ----------   ----------  ----------  ---------
Increase (decrease) in net assets from
  operations............................ $23,333,226  21,670,222  110,652,985  12,537,459   25,491,183  17,440,846  4,691,537
                                         ===========  ==========  ===========  ==========   ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                  Greenwich
                                                        Goldman Sachs Variable  Street Series
                                                            Insurance Trust          Fund
                                                        ----------------------  --------------
                                                                                   Salomon
                                                                                   Brothers
                                                         Goldman                   Variable
                                                          Sachs      Goldman       Emerging
                                                        Growth and    Sachs         Growth
                                                          Income     Mid Cap       Fund --
                                                           Fund     Value Fund     Class II
                                                        ----------  ----------  --------------
                                                                                 Period from
                                                                                May 1, 2003 to
                                                              Year ended         December 31,
                                                           December 31, 2003         2003
                                                        ----------------------  --------------
Investment income and expense:
   Income -- Ordinary dividends........................ $  262,659   1,239,661          --
   Expenses -- Mortality and expense risk charges --
     Type I (note 4a)..................................      7,514     107,328          --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type II (note 4a)......    129,792     966,576          --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type III (note 4a).....    120,257     888,174       2,731
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type IV (note 4a)......     16,273      76,365         376
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type V (note 4a).......         --          --          --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type VI (note 4a)......         --          --       7,139
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type VII (note 4a).....         --          --       3,129
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type VIII (note 4a)....         --          --          --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type IX (note 4a)......         --          --       1,786
                                                        ----------  ----------     -------
Net investment income (expense)........................    (11,177)   (798,782)    (15,161)
                                                        ----------  ----------     -------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)............................   (508,336)  5,486,781     105,500
   Unrealized appreciation (depreciation)..............  4,377,331  26,662,384     170,701
   Capital gain distributions..........................         --   1,627,201          --
                                                        ----------  ----------     -------
Net realized and unrealized gain (loss) on investments.  3,868,995  33,776,366     276,201
                                                        ----------  ----------     -------
Increase (decrease) in net assets from operations...... $3,857,818  32,977,584     261,040
                                                        ==========  ==========     =======


                                                                         Janus Aspen Series
                                                        ----------------------------------------------------


                                                                                      Capital      Capital
                                                          Balanced      Balanced   Appreciation  Appreciation
                                                        Portfolio --  Portfolio -- Portfolio --  Portfolio --
                                                        Institutional   Service    Institutional   Service
                                                           Shares        Shares       Shares        Shares
                                                        ------------- ------------ ------------- ------------



                                                                    Year ended December 31, 2003
                                                        ----------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends........................    9,067,340    1,988,057       755,439       47,296
   Expenses -- Mortality and expense risk charges --
     Type I (note 4a)..................................      319,635           --        82,722           --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type II (note 4a)......    3,598,632           --     1,128,927           --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type III (note 4a).....    1,928,219      385,130     1,029,292       82,107
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type IV (note 4a)......      156,130       51,894        85,696       11,849
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type V (note 4a).......           --           --            16           --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type VI (note 4a)......           --      784,006            --      156,267
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type VII (note 4a).....           --      365,850            --       49,091
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type VIII (note 4a)....           --           --            --           --
   Expenses -- Mortality and expense risk charges and
     administrative expenses -- Type IX (note 4a)......           --       16,724            --        3,401
                                                         -----------   ----------   -----------   ----------
Net investment income (expense)........................    3,064,724      384,453    (1,571,214)    (255,419)
                                                         -----------   ----------   -----------   ----------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)............................  (16,074,600)    (413,469)  (36,132,244)  (1,598,692)
   Unrealized appreciation (depreciation)..............   61,535,869   12,238,875    64,861,360    5,163,850
   Capital gain distributions..........................           --           --            --           --
                                                         -----------   ----------   -----------   ----------
Net realized and unrealized gain (loss) on investments.   45,461,269   11,825,406    28,729,116    3,565,158
                                                         -----------   ----------   -----------   ----------
Increase (decrease) in net assets from operations......   48,525,993   12,209,859    27,157,902    3,309,739
                                                         ===========   ==========   ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                         Janus Aspen Series (continued)
                                         --------------------------------------------------------------------------------
                                                         Flexible    Global Life     Global
                                          Core Equity     Income       Sciences    Technology     Growth        Growth
                                         Portfolio --  Portfolio --  Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                         Institutional Institutional   Service      Service    Institutional   Service
                                            Shares        Shares        Shares       Shares       Shares        Shares
                                         ------------- ------------- ------------ ------------ ------------- ------------
                                                                          Year ended December 31, 2003
                                         --------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........     $   4       4,154,839            --           --       200,385           --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...        --          69,846         5,469       10,705       313,974           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......        --         804,709        58,345       56,128     1,874,355           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....        --         458,482        85,360       73,730     1,033,018       69,363
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......        --          38,725         8,613       11,782       107,810        9,679
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......        19           5,311            --           --            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......        --              --        52,070       42,404            --      137,641
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....        --              --        11,813       15,659            --       51,408
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....        --              --            --           --            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......        --              --            --           --            --           --
                                             -----      ----------    ----------   ----------   -----------   ----------
Net investment income (expense).........       (15)      2,777,766      (221,670)    (210,408)   (3,128,772)    (268,091)
                                             -----      ----------    ----------   ----------   -----------   ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............      (130)      3,102,986    (2,111,851)  (5,562,604)  (52,859,279)  (2,547,271)
   Unrealized appreciation
     (depreciation).....................       687      (1,204,733)    5,642,778   10,882,379   117,113,119    7,296,628
   Capital gain distributions...........        --              --            --           --            --           --
                                             -----      ----------    ----------   ----------   -----------   ----------
Net realized and unrealized gain (loss)
  on investments........................       557       1,898,253     3,530,927    5,319,775    64,253,840    4,749,357
                                             -----      ----------    ----------   ----------   -----------   ----------
Increase (decrease) in net assets from
  operations............................     $ 542       4,676,019     3,309,257    5,109,367    61,125,068    4,481,266
                                             =====      ==========    ==========   ==========   ===========   ==========

                                         -------------
                                         International
                                            Growth
                                         Portfolio --
                                         Institutional
                                            Shares
                                         -------------

                                         -------------
Investment income and expense:
   Income -- Ordinary dividends.........    1,071,063
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...       61,525
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......      752,573
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....      375,618
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......       61,843
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......        2,045
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......           --
                                          -----------
Net investment income (expense).........     (182,541)
                                          -----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............  (12,495,460)
   Unrealized appreciation
     (depreciation).....................   38,222,502
   Capital gain distributions...........           --
                                          -----------
Net realized and unrealized gain (loss)
  on investments........................   25,727,042
                                          -----------
Increase (decrease) in net assets from
  operations............................   25,544,501
                                          ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4


                                                           Janus Aspen Series (continued)
                                         ------------------------------------------------------------------
                                         International    Mid Cap      Mid Cap      Worldwide    Worldwide
                                            Growth        Growth        Growth       Growth        Growth
                                         Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio --
                                            Service    Institutional   Service    Institutional   Service
                                            Shares        Shares        Shares       Shares        Shares
                                         ------------- ------------- ------------ ------------- ------------
                                                                        Year ended December 31, 2003
                                         -------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........  $  220,121             --           --     3,100,897      183,249
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...          --        136,564           --       397,934           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......          --        987,377           --     2,598,030           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....      61,766        642,594       51,289       871,216       87,166
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......      46,906         75,830        5,981       106,860       12,998
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......          --             --           --            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......     140,995             --      100,407            --      170,862
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....      44,271             --       26,567            --       69,657
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....          --             --           --            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......       4,154             --           --            --           --
                                          ----------   ------------   ----------   -----------   ----------
Net investment income (expense).........     (77,971)    (1,842,365)    (184,244)     (873,143)    (157,434)
                                          ----------   ------------   ----------   -----------   ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............   3,101,834   (107,125,873)  (1,263,523)  (65,238,753)  (2,222,890)
   Unrealized appreciation
     (depreciation).....................   4,835,337    145,894,301    4,865,717   121,705,488    6,825,872
   Capital gain distributions...........          --             --           --            --           --
                                          ----------   ------------   ----------   -----------   ----------
Net realized and unrealized gain (loss)
  on investments........................   7,937,171     38,768,428    3,602,194    56,466,735    4,602,982
                                          ----------   ------------   ----------   -----------   ----------
Increase (decrease) in net assets from
  operations............................  $7,859,200     36,926,063    3,417,950    55,593,592    4,445,548
                                          ==========   ============   ==========   ===========   ==========

                                               J.P. Morgan
                                             Series Trust II
                                         ----------------------


                                                   International
                                           Bond    Opportunities
                                         Portfolio   Portfolio
                                         --------- -------------

                                         -----------------------
Investment income and expense:
   Income -- Ordinary dividends.........    883         --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...     --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......     --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......     --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......     --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......    387          2
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....     --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....     --         --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......     --         --
                                           ----         --
Net investment income (expense).........    496         (2)
                                           ----         --
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............    (53)         3
   Unrealized appreciation
     (depreciation).....................   (437)        51
   Capital gain distributions...........    624         --
                                           ----         --
Net realized and unrealized gain (loss)
  on investments........................    134         54
                                           ----         --
Increase (decrease) in net assets from
  operations............................    630         52
                                           ====         ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         J.P. Morgan
                                           Series
                                          Trust II
                                         (continued)                 MFS(R) Variable Insurance Trust
                                         ----------- ---------------------------------------------------------------
                                                        MFS(R)       MFS(R)       MFS(R)       MFS(R)
                                                      Investors    Investors       New         Total        MFS(R)
                                                     Growth Stock    Trust      Discovery      Return     Utilities
                                           Mid Cap    Series --    Series --    Series --    Series --    Series --
                                            Value      Service      Service      Service      Service      Service
                                          Portfolio  Class Shares Class Shares Class Shares Class Shares Class Shares
                                         ----------- ------------ ------------ ------------ ------------ ------------
                                                                 Year ended December 31, 2003
                                         ---------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........   $   60             --      70,720           --        416        416,686
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...       --             --          --        1,043         --             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......       --             --          --       17,145         --             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....       --         65,616      64,628      132,304         --         82,442
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......       --         12,612      11,163       13,113         --          5,792
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......       --             --          --           --         --             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......      231        172,359     119,187      192,070        301        152,819
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....       --         56,913      51,693       65,859         --         67,882
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....       --             --          --           --         --             --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......       --          8,505       4,200        9,313         --          5,154
                                           ------     ----------   ---------    ---------      -----      ---------
Net investment income (expense).........     (171)      (316,005)   (180,151)    (430,847)       115        102,597
                                           ------     ----------   ---------    ---------      -----      ---------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............      985     (1,581,632)   (442,323)      17,066         21       (916,779)
   Unrealized appreciation
     (depreciation).....................    3,794      5,732,067   3,758,246    7,603,890      3,712      6,765,881
   Capital gain distributions...........       --             --          --           --         --             --
                                           ------     ----------   ---------    ---------      -----      ---------
Net realized and unrealized gain (loss)
  on investments........................    4,779      4,150,435   3,315,923    7,620,956      3,733      5,849,102
                                           ------     ----------   ---------    ---------      -----      ---------
Increase (decrease) in net assets from
  operations............................   $4,608      3,834,430   3,135,772    7,190,109      3,848      5,951,699
                                           ======     ==========   =========    =========      =====      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Nations Separate
                                                 Account Trust                       Oppenheimer Variable Account Funds
                                         ----------------------------  -------------------------------------------------
                                                                                    Oppenheimer
                                                           Nations                  Aggressive
                                            Nations        Marsico     Oppenheimer    Growth                Oppenheimer
                                            Marsico     International  Aggressive   Fund/VA --  Oppenheimer   Capital
                                             Growth     Opportunities    Growth       Service      Bond     Appreciation
                                           Portfolio      Portfolio      Fund/VA      Shares      Fund/VA     Fund/VA
                                         -------------- -------------- -----------  ----------- ----------- ------------
                                          Period from    Period from
                                         May 1, 2003 to May 1, 2003 to
                                          December 31,   December 31,
                                              2003           2003                       Year ended December 31, 2003
                                         -------------- -------------- -------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........   $       --          304              --        --     7,551,324      658,915
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...           --           --         290,069        --       125,647      250,787
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......           --           --         826,750        --     1,068,662    1,458,984
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....        7,144        4,718         288,020     3,346       532,879      593,462
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......        1,948        1,530          27,801       150        40,983       71,647
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......           --           --              --        --            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......       20,908        8,513              --     1,976            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....       20,699        6,530              --     1,362            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....           --           --              --        --            --           --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......       15,087        6,436              --     2,421            --           --
                                           ----------      -------     -----------    ------     ---------  -----------
Net investment income (expense).........      (65,786)     (27,423)     (1,432,640)   (9,255)    5,783,153   (1,715,965)
                                           ----------      -------     -----------    ------     ---------  -----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............      105,009      191,396     (46,670,609)   16,228       994,550  (17,481,761)
   Unrealized appreciation
     (depreciation).....................      939,883      754,103      70,135,856    48,911      (401,178)  62,718,810
   Capital gain distributions...........           --           --              --        --            --           --
                                           ----------      -------     -----------    ------     ---------  -----------
Net realized and unrealized gain (loss)
  on investments........................    1,044,892      945,499      23,465,247    65,139       593,372   45,237,049
                                           ----------      -------     -----------    ------     ---------  -----------
Increase (decrease) in net assets from
  operations............................   $  979,106      918,076      22,032,607    55,884     6,376,525   43,521,084
                                           ==========      =======     ===========    ======     =========  ===========


                                         ------------
                                         Oppenheimer
                                           Capital
                                         Appreciation
                                          Fund/VA --
                                           Service
                                            Shares
                                         ------------




                                         ------------
Investment income and expense:
   Income -- Ordinary dividends.........        26
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     8,191
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......     1,604
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......     7,477
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....     4,261
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....        --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......     8,873
                                           -------
Net investment income (expense).........   (30,380)
                                           -------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............    65,638
   Unrealized appreciation
     (depreciation).....................   544,217
   Capital gain distributions...........        --
                                           -------
Net realized and unrealized gain (loss)
  on investments........................   609,855
                                           -------
Increase (decrease) in net assets from
  operations............................   579,475
                                           =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                                          PBHG Insurance
                                                Oppenheimer Variable Account Funds (continued)           Series Fund, Inc.
                                         -----------------------------------------------------------  ----------------------
                                         Oppenheimer                          Oppenheimer
                                           Global                 Oppenheimer Main Street
                                         Securities               Main Street  Small Cap  Oppenheimer                PBHG
                                         Fund/VA --   Oppenheimer Fund/VA --  Fund/VA --   Multiple      PBHG      Large Cap
                                           Service    High Income   Service     Service   Strategies   Growth II    Growth
                                           Shares       Fund/VA     Shares      Shares      Fund/VA    Portfolio   Portfolio
                                         -----------  ----------- ----------- ----------- ----------- ----------  ----------
                                                                     Year ended December 31, 2003
                                         -----------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends......... $   250,792   7,505,733     303,721         --    2,110,900          --          --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...          --     185,283          --         --      169,733      11,318      17,746
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......          --     927,985          --         --      529,415     184,374     244,870
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....     172,956     324,327     142,682      7,537      235,687          --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IV (note 4a)......      37,089      46,587      23,644      1,595       19,462          --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type V (note 4a).......          --          --          --         --           --          --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......     365,391          --     298,781     11,001           --          --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VII (note 4a).....     114,745          --     147,134      9,802           --          --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VIII (note 4a)....          --          --          --         --           --          --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type IX (note 4a)......      17,151          --      10,469      8,491           --          --          --
                                         -----------  ----------  ----------    -------   ----------  ----------  ----------
Net investment income (expense).........    (456,540)  6,021,551    (318,989)   (38,426)   1,156,603    (195,692)   (262,616)
                                         -----------  ----------  ----------    -------   ----------  ----------  ----------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............       6,406  (7,648,698)   (674,767)   244,204   (2,654,977) (1,883,145) (8,228,688)
   Unrealized appreciation
     (depreciation).....................  18,054,212  22,851,165  10,382,149    735,614   15,883,735   5,011,706  13,355,969
   Capital gain distributions...........          --          --          --         --           --          --          --
                                         -----------  ----------  ----------    -------   ----------  ----------  ----------
Net realized and unrealized gain (loss)
  on investments........................  18,060,618  15,202,467   9,707,382    979,818   13,228,758   3,128,561   5,127,281
                                         -----------  ----------  ----------    -------   ----------  ----------  ----------
Increase (decrease) in net assets from
  operations............................ $17,604,078  21,224,018   9,388,393    941,392   14,385,361   2,932,869   4,864,665
                                         ===========  ==========  ==========    =======   ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       PIMCO Variable Insurance Trust
                                         ----------------------------------------------------------
                                                                       Long-Term U.S.
                                          Foreign Bond    High Yield     Government    Total Return
                                          Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Administrative Administrative Administrative Administrative
                                          Class Shares   Class Shares   Class Shares   Class Shares
                                         -------------- -------------- -------------- --------------



                                                        Year ended December 31, 2003
                                         ----------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........   $ 290,661       4,492,276      2,416,764     6,030,061
 Expenses -- Mortality and expense risk
   charges -- Type I (note 4a)..........          --              --             --         2,021
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................          --              --             --        69,678
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................      54,049         283,311        413,349       799,819
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IV (note 4a).................       5,215          39,108         45,845       176,488
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type V (note 4a)..................          --              --             --            --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................      82,491         416,825        480,759     1,420,100
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VII (note 4a)................      30,030         207,140        293,375       813,414
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VIII (note 4a)...............          --              --             --            --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IX (note 4a).................          --          30,970         15,488        57,515
                                           ---------      ----------     ----------     ---------
Net investment income (expense).........     118,876       3,514,922      1,167,948     2,691,026
                                           ---------      ----------     ----------     ---------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............      96,041       1,772,986        610,025     1,792,216
 Unrealized appreciation (depreciation).    (202,048)      6,070,757     (1,489,148)     (208,896)
 Capital gain distributions.............          --              --      1,107,205     1,947,400
                                           ---------      ----------     ----------     ---------
Net realized and unrealized gain (loss)
 on investments.........................    (106,007)      7,843,743        228,082     3,530,720
                                           ---------      ----------     ----------     ---------
Increase (decrease) in net assets from
 operations.............................   $  12,869      11,358,665      1,396,030     6,221,746
                                           =========      ==========     ==========     =========

                                                     The Prudential Series Fund, Inc.
                                         --------------------------------------------------------
                                                                        SP Jennison  SP Prudential
                                            Jennison       Jennison    International U.S. Emerging
                                          Portfolio --   20/20 Focus      Growth        Growth
                                            Class II     Portfolio --  Portfolio --  Portfolio --
                                             Shares        Class II      Class II      Class II
                                         -------------- -------------- ------------- -------------
                                          Period from    Period from
                                         May 1, 2003 to May 1, 2003 to
                                          December 31,   December 31,          Year ended
                                              2003           2003           December 31, 2003
                                         -------------- -------------- --------------------------
Investment income and expense:
 Income -- Ordinary dividends...........         --             --             --           --
 Expenses -- Mortality and expense risk
   charges -- Type I (note 4a)..........         --             --             --           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................         --             --             --           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................      1,669            418          1,235        1,062
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IV (note 4a).................         38             --             --           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type V (note 4a)..................         --             --             --           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................         50             75             --           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VII (note 4a)................         23             61             --           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VIII (note 4a)...............         --             --             --           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IX (note 4a).................        317             32             --           --
                                             ------         ------        -------       ------
Net investment income (expense).........     (2,097)          (586)        (1,235)      (1,062)
                                             ------         ------        -------       ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............     (1,818)           635        115,131       (1,092)
 Unrealized appreciation (depreciation).     35,176         14,101           (174)      24,293
 Capital gain distributions.............         --             --             --           --
                                             ------         ------        -------       ------
Net realized and unrealized gain (loss)
 on investments.........................     33,358         14,736        114,957       23,201
                                             ------         ------        -------       ------
Increase (decrease) in net assets from
 operations.............................     31,261         14,150        113,722       22,139
                                             ======         ======        =======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Rydex                                                        Scudder
                                          Variable                                                      Variable
                                           Trust       Salomon Brothers Variable Series Funds, Inc     Series II
                                         ----------  -----------------------------------------------  ------------
                                                                                 Salomon    Salomon
                                                       Salomon                  Brothers    Brothers    Scudder
                                                      Brothers      Salomon     Variable    Variable   Technology
                                                      Variable      Brothers    Strategic    Total       Growth
                                                      Investors   Variable All    Bond       Return   Portfolio --
                                            OTC        Fund --    Cap Fund --    Fund --    Fund --     Class B
                                            Fund       Class I      Class II     Class I    Class I      Shares
                                         ----------  ----------  -------------- ---------  ---------  ------------
                                                                  Period from
                                                                 May 1, 2003 to
                                               Year ended         December 31,              Year ended
                                            December 31, 2003         2003              December 31, 2003
                                         ----------------------  -------------- ---------------------------------
Investment income and expense:
 Income -- Ordinary dividends........... $       --     662,501          --     2,665,273    282,972       --
 Expenses -- Mortality and expense risk
   charges -- Type I (note 4a)..........         --      43,137          --        35,258      5,473       --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................         --     247,412          --       348,672    107,988       --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................     28,026     335,801       5,751       348,009    134,025       --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IV (note 4a).................      2,479      29,598         190        39,412      9,295       --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type V (note 4a)..................         --          --          --            --         --       --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................     65,885          --      11,487            --         --        7
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VII (note 4a)................     28,758          --       8,470            --         --       --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VIII (note 4a)...............         --          --          --            --         --       --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IX (note 4a).................      3,937          --       3,338            --         --       --
                                         ----------  ----------     -------     ---------  ---------      ---
Net investment income (expense).........   (129,085)      6,553     (29,236)    1,893,922     26,191       (7)
                                         ----------  ----------     -------     ---------  ---------      ---
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............   (880,952) (3,305,045)     50,864     3,320,791     (4,660)       2
 Unrealized appreciation (depreciation).  3,894,505  15,342,042     632,103      (476,633) 2,108,750      218
 Capital gain distributions.............         --          --          --     1,117,503    215,308       --
                                         ----------  ----------     -------     ---------  ---------      ---
Net realized and unrealized gain (loss)
 on investments.........................  3,013,553  12,036,997     682,967     3,961,661  2,319,398      220
                                         ----------  ----------     -------     ---------  ---------      ---
Increase (decrease) in net assets from
 operations............................. $2,884,468  12,043,550     653,731     5,855,583  2,345,589      213
                                         ==========  ==========     =======     =========  =========      ===

                                              Van Kampen Life
                                             Investment Trust
                                         ------------------------


                                                        Emerging
                                           Comstock      Growth
                                         Portfolio -- Portfolio --
                                           Class II     Class II
                                            Shares       Shares
                                         ------------ ------------


                                                Year ended
                                             December 31, 2003
                                         ------------------------
Investment income and expense:
 Income -- Ordinary dividends...........     48,121          --
 Expenses -- Mortality and expense risk
   charges -- Type I (note 4a)..........         --          --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................         --          --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................     21,717       4,769
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IV (note 4a).................      5,503         361
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type V (note 4a)..................         --          --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................     96,293      30,687
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VII (note 4a)................     66,503      14,770
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VIII (note 4a)...............         --          --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type IX (note 4a).................     16,846       4,833
                                          ---------     -------
Net investment income (expense).........   (158,741)    (55,420)
                                          ---------     -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    432,826      82,607
 Unrealized appreciation (depreciation).  3,776,299     751,563
 Capital gain distributions.............         --          --
                                          ---------     -------
Net realized and unrealized gain (loss)
 on investments.........................  4,209,125     834,170
                                          ---------     -------
Increase (decrease) in net assets from
 operations.............................  4,050,384     778,750
                                          =========     =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                                            AIM Variable Insurance Funds
                                             ------------------------------------------------------------------------------
                                             AIM V.I. Aggressive  AIM V.I. Basic      AIM V.I. Capital     AIM V.I. Capital
                                                  Growth               Value            Appreciation        Appreciation
                                             Fund -- Series I    Fund -- Series II    Fund -- Series I     Fund -- Series I
                                                  Shares              Shares               Shares              Shares
                                             ------------------  ----------------- ----------------------  --------------
                                                                    Period from
                                                Year ended          May 1, 2003          Year ended          Year ended
                                               December 31,       to December 31,       December 31,        December 31,
                                             ------------------  ----------------- ----------------------  --------------
                                               2003      2002          2003           2003        2002      2003     2002
                                             -------   -------   ----------------- ----------  ----------  ------   ------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $   (14)     (114)        (26,862)      (272,142)   (228,447)    (53)     (36)
   Net realized gain (loss) on
     investments............................     379    (9,943)         47,938     (1,081,971) (1,252,886)    498       (3)
   Unrealized appreciation
     (depreciation) on investments..........      99      (455)        596,743      5,682,372  (2,886,768)  1,917   (1,020)
   Capital gain distributions...............      --        --              --             --          --      --       --
                                             -------   -------       ---------     ----------  ----------  ------   ------
       Increase (decrease) in net
         assets from operations.............     464   (10,512)        617,819      4,328,259  (4,368,101)  2,362   (1,059)
                                             -------   -------       ---------     ----------  ----------  ------   ------
From capital transactions:
   Net premiums.............................     365       705       4,484,538      3,785,769   3,361,198      --       --
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................      --        --              --       (215,136)    (90,500)     --       --
     Surrenders.............................  (1,341)     (244)        (44,613)      (898,247)   (936,488)   (150)      --
     Cost of insurance and
       administrative expense (note 4a).....      --       705            (461)       (27,925)    (13,304)     --       --
     Capital contribution...................      --        --              --             --          --      --       --
     Transfers (to) from the Guarantee
       Account..............................    (237)     (702)        480,422        778,186   3,541,435  (4,000)       2
     Transfers (to) from other
       subaccounts..........................      31     2,859       2,105,947     (1,077,472) (1,856,784)  2,216      866
                                             -------   -------       ---------     ----------  ----------  ------   ------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (1,182)    3,323       7,025,833      2,345,175   4,005,557  (1,934)     868
                                             -------   -------       ---------     ----------  ----------  ------   ------
Increase (decrease) in net assets...........    (718)   (7,189)      7,643,652      6,673,434    (362,544)    428     (191)
Net assets at beginning of year.............   1,842     9,031              --     15,429,711  15,792,255   4,711    4,902
                                             -------   -------       ---------     ----------  ----------  ------   ------
Net assets at end of period................. $ 1,124     1,842       7,643,652     22,103,145  15,429,711   5,139    4,711
                                             =======   =======       =========     ==========  ==========  ======   ======
Changes in units (note 5):
   Units purchased..........................      60       600         597,699        749,588   1,301,411     134      117
   Units redeemed...........................    (241)   (1,571)         (5,274)      (377,492)   (546,194)   (251)      --
                                             -------   -------       ---------     ----------  ----------  ------   ------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended
     December 31, 2003 and 2002.............    (181)     (971)        592,425        372,096     755,217    (117)     117
                                             =======   =======       =========     ==========  ==========  ======   ======

                                             ---------------
                                             AIM V.I. Core
                                                 Equity
                                             Fund -- Series I
                                                 Shares
                                             ---------------

                                               Year ended
                                              December 31,
                                             ---------------
                                              2003     2002
                                             ------   -----
Increase (decrease) in net assets
From operations:
   Net investment income (expense)..........     (2)     --
   Net realized gain (loss) on
     investments............................    479     (15)
   Unrealized appreciation
     (depreciation) on investments..........    188     (94)
   Capital gain distributions...............     --      --
                                             ------   -----
       Increase (decrease) in net
         assets from operations.............    665    (109)
                                             ------   -----
From capital transactions:
   Net premiums.............................  1,534   1,088
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................     --      --
     Surrenders.............................     --      --
     Cost of insurance and
       administrative expense (note 4a).....     --      --
     Capital contribution...................     --      --
     Transfers (to) from the Guarantee
       Account..............................  1,409      --
     Transfers (to) from other
       subaccounts.......................... (3,614)    155
                                             ------   -----
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............   (671)  1,243
                                             ------   -----
Increase (decrease) in net assets...........     (6)  1,134
Net assets at beginning of year.............  1,404     270
                                             ------   -----
Net assets at end of period.................  1,398   1,404
                                             ======   =====
Changes in units (note 5):
   Units purchased..........................    204     201
   Units redeemed...........................   (250)     --
                                             ------   -----
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended
     December 31, 2003 and 2002.............    (46)    201
                                             ======   =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                 AIM Variable Insurance Funds (continued)
                                             -------------------------------------------------------------------------------
                                             AIM V.I. Global                                                    AIM V.I. New
                                                Utilities      AIM V.I. Government        AIM V.I. Growth        Technology
                                             Fund -- Series I       Securities           Fund -- Series I     Fund -- Series I
                                                 Shares       Fund -- Series I Shares         Shares               Shares
                                             --------------   ---------------------   ----------------------  ----------------
                                               Year ended           Year ended              Year ended           Year ended
                                              December 31,         December 31,            December 31,         December 31,
                                             --------------   ---------------------   ----------------------  ----------------
                                               2003     2002     2003         2002       2003        2002       2003     2002
                                             -------   -----  ----------   ---------  ----------  ----------  -------  -------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $    37      42      27,709      (3,334)   (141,537)   (124,544)    (526)    (198)
   Net realized gain (loss) on
     investments............................  (1,163)    102      19,902      36,073    (604,925) (1,059,055)  20,766  (41,968)
   Unrealized appreciation
     (depreciation) on investments..........      52    (526)    (10,649)      3,187   3,139,432  (1,949,608)     585   26,317
   Capital gain distributions...............      --      --         513          --          --          --       --       --
                                             -------   -----  ----------   ---------  ----------  ----------  -------  -------
       Increase (decrease) in net
         assets from operations.............  (1,074)   (382)     37,475      35,926   2,392,970  (3,133,207)  20,825  (15,849)
                                             -------   -----  ----------   ---------  ----------  ----------  -------  -------
From capital transactions:
   Net premiums.............................      90     855         300       1,935     890,810   2,122,936    8,569   15,994
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................      --      --          --          --     (46,157)    (30,397)      --       --
     Surrenders.............................    (140)     --    (998,525)   (508,186)   (464,715)   (398,150)    (226)    (375)
     Cost of insurance and
       administrative expense (note 4a).....      --      --          --          --     (14,823)     (7,906)      --       --
     Capital contribution...................      --      --          --          --          --          --       --       --
     Transfers (to) from the Guarantee
       Account..............................  (1,829)      2  (1,401,312)        109     568,272   2,011,516   32,550        4
     Transfers (to) from other
       subaccounts..........................   3,179       1   1,272,157   1,985,835     (83,336)   (681,930)  45,524  (46,115)
                                             -------   -----  ----------   ---------  ----------  ----------  -------  -------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............   1,300     858  (1,127,380)  1,479,693     850,051   3,016,069   86,417  (30,492)
                                             -------   -----  ----------   ---------  ----------  ----------  -------  -------
Increase (decrease) in net assets...........     226     476  (1,089,905)  1,515,619   3,243,021    (117,138) 107,242  (46,341)
Net assets at beginning of year.............   1,526   1,050   1,524,707       9,088   7,692,912   7,810,050    7,106   53,447
                                             -------   -----  ----------   ---------  ----------  ----------  -------  -------
Net assets at end of period................. $ 1,752   1,526     434,802   1,524,707  10,935,933   7,692,912  114,348    7,106
                                             =======   =====  ==========   =========  ==========  ==========  =======  =======
Changes in units (note 5):
   Units purchased..........................      21     147     102,564     169,453     388,698     899,312   36,197    6,070
   Units redeemed...........................     (13)     --    (193,434)    (43,322)   (162,245)   (242,795)     (94) (17,644)
                                             -------   -----  ----------   ---------  ----------  ----------  -------  -------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................       8     147     (90,870)    126,131     226,453     656,517   36,103  (11,574)
                                             =======   =====  ==========   =========  ==========  ==========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              AIM Variable Insurance
                                                 Funds (continued)                   The Alger American Fund
                                             ------------------------  ---------------------------------------------------
                                                                                                    Alger American Small
                                                                         Alger American Growth         Capitalization
                                              AIM V.I. Premier Equity     Portfolio -- Class O      Portfolio -- Class O
                                              Fund -- Series I Shares            Shares                    Shares
                                             ------------------------  -------------------------  ------------------------
                                              Year ended December 31,   Year ended December 31,    Year ended December 31,
                                             ------------------------  -------------------------  ------------------------
                                                 2003         2002         2003         2002          2003         2002
                                             -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $  (405,021)    (412,949)  (1,972,725)   (2,821,261)    (929,539)  (1,061,924)
   Net realized gain (loss) on
     investments............................  (2,899,513)  (2,961,918) (46,655,664)  (62,466,759) (19,328,674) (31,257,385)
   Unrealized appreciation
     (depreciation) on investments..........  10,106,028   (9,972,946)  87,800,403   (20,012,342)  41,980,979    7,930,141
   Capital gain distributions...............          --           --           --            --           --           --
                                             -----------  -----------  -----------  ------------  -----------  -----------
       Increase (decrease) in net
         assets from operations.............   6,801,494  (13,347,813)  39,172,014   (85,300,362)  21,722,766  (24,389,168)
                                             -----------  -----------  -----------  ------------  -----------  -----------
From capital transactions:
   Net premiums.............................   1,743,372    9,012,833      360,504       909,694      329,059      586,620
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................    (387,392)    (497,976)  (1,194,022)   (1,475,793)    (661,980)    (639,937)
     Surrenders.............................  (1,704,182)  (1,823,347) (14,489,912)  (22,029,506)  (7,845,864)  (8,931,595)
     Cost of insurance and
       administrative expense (note 4a).....     (61,511)     (31,542)    (185,187)     (245,816)     (85,150)     (93,538)
     Capital contribution...................          --           --           --            --           --           --
     Transfers (to) from the Guarantee
       Account..............................     897,395    7,610,994   (1,532,106)   (2,837,383)    (138,700)    (356,054)
     Transfers (to) from other
       subaccounts..........................  (2,526,878)  (3,938,928)    (649,475)  (42,079,361)  12,015,626   (3,917,284)
                                             -----------  -----------  -----------  ------------  -----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (2,039,196)  10,332,034  (17,690,198)  (67,758,165)   3,612,991  (13,351,788)
                                             -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets...........   4,762,298   (3,015,779)  21,481,816  (153,058,527)  25,335,757  (37,740,956)
Net assets at beginning of year.............  31,027,890   34,043,669  131,539,835   284,598,362   56,262,086   94,003,042
                                             -----------  -----------  -----------  ------------  -----------  -----------
Net assets at end of period................. $35,790,188   31,027,890  153,021,651   131,539,835   81,597,843   56,262,086
                                             ===========  ===========  ===========  ============  ===========  ===========
Changes in units (note 5):
   Units purchased..........................     551,823    2,321,149       33,176        82,999    1,468,473       91,433
   Units redeemed...........................    (971,115)    (877,434)  (1,661,152)   (6,266,315)  (1,039,174)  (2,179,377)
                                             -----------  -----------  -----------  ------------  -----------  -----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................    (419,292)   1,443,715   (1,627,976)   (6,183,316)     429,299   (2,087,944)
                                             ===========  ===========  ===========  ============  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4


                                                             AllianceBernstein Variable Products Series Fund, Inc.
                                           --------------------------------------------------------------------------


                                               Growth and Income           Premier Growth              Quasar
                                              Portfolio -- Class B      Portfolio -- Class B    Portfolio -- Class B
                                           -------------------------  -----------------------  ---------------------
                                                   Year ended                Year ended              Year ended
                                                  December 31,              December 31,            December 31,
                                           -------------------------  -----------------------  ---------------------
                                               2003          2002        2003         2002        2003       2002
                                           ------------  -----------  ----------  -----------  ---------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $   (878,324)    (819,071)   (419,844)    (416,691)   (91,312)    (68,278)
 Net realized gain (loss) on investments..   (2,197,951)  (4,637,518) (2,708,795)  (2,472,645)   (85,858)   (314,272)
 Unrealized appreciation (depreciation)
   on investments.........................   35,325,473  (19,001,826)  8,321,449   (7,480,012) 2,517,933  (1,474,752)
 Capital gain distributions...............           --    2,642,353          --           --         --          --
                                           ------------  -----------  ----------  -----------  ---------  ----------
    Increase (decrease) in net assets
     from operations......................   32,249,198  (21,816,062)  5,192,810  (10,369,348) 2,340,763  (1,857,302)
                                           ------------  -----------  ----------  -----------  ---------  ----------
From capital transactions:
 Net premiums.............................   23,879,307   27,373,163   3,086,070    6,069,512    619,256   1,149,491
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (1,673,888)    (381,133)   (355,996)    (296,124)  (119,684)     (1,969)
   Surrenders.............................   (6,891,771)  (3,793,676) (1,809,247)  (1,299,693)  (196,284)   (122,777)
   Cost of insurance and administrative
    expense (note 4a).....................     (172,130)     (67,979)    (50,340)     (24,230)    (9,653)     (3,348)
   Capital contribution...................           --           --          --           --         --          --
   Transfers (to) from the Guarantee
    Account...............................   10,108,326   29,167,836     679,557    5,973,124    773,328     828,542
   Transfers (to) from other subaccounts..   19,423,968   (3,301,402) (2,055,291)  (2,235,041) 1,042,436    (346,699)
                                           ------------  -----------  ----------  -----------  ---------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   44,673,812   48,996,809    (505,247)   8,187,548  2,109,399   1,503,240
                                           ------------  -----------  ----------  -----------  ---------  ----------
Increase (decrease) in net assets.........   76,923,010   27,180,747   4,687,563   (2,181,800) 4,450,162    (354,062)
Net assets at beginning of year...........   88,719,278   61,538,531  24,994,042   27,175,842  4,036,452   4,390,514
                                           ------------  -----------  ----------  -----------  ---------  ----------
Net assets at end of period............... $165,642,288   88,719,278  29,681,605   24,994,042  8,486,614   4,036,452
                                           ============  ===========  ==========  ===========  =========  ==========
Changes in units (note 5):
 Units purchased..........................    5,401,094    5,940,517   1,568,862    2,009,644    380,969     281,760
 Units redeemed...........................     (883,939)    (792,999) (1,779,189)    (643,376)   (51,267)    (67,668)
                                           ------------  -----------  ----------  -----------  ---------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    4,517,155    5,147,518    (210,327)   1,366,268    329,702     214,092
                                           ============  ===========  ==========  ===========  =========  ==========

                                                               American Century
                                                           Variable Portfolios, Inc.
                                           --------------- ------------------------
                                                           VP Income &
                                             Technology       Growth      VP Ultra
                                            Portfolio --     Fund --      Fund --
                                               Class B       Class I      Class I
                                           --------------- ------------ ------------
                                             Period from
                                             May 1, 2003    Year ended   Year ended
                                           to December 31, December 31, December 31,
                                                2003           2003         2003
                                           --------------- ------------ ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........      (10,695)        (26)         (11)
 Net realized gain (loss) on investments..       23,538         (15)         (22)
 Unrealized appreciation (depreciation)
   on investments.........................      180,071         743          227
 Capital gain distributions...............           --          --           --
                                              ---------       -----        -----
    Increase (decrease) in net assets
     from operations......................      192,914         702          194
                                              ---------       -----        -----
From capital transactions:
 Net premiums.............................    1,365,529       2,364          334
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................      (15,305)         --           --
   Surrenders.............................      (20,891)         --           --
   Cost of insurance and administrative
    expense (note 4a).....................         (202)         --           --
   Capital contribution...................           --          --           --
   Transfers (to) from the Guarantee
    Account...............................      141,269          34          883
   Transfers (to) from other subaccounts..    1,058,492          --           --
                                              ---------       -----        -----
    Increase (decrease) in net assets
     from capital transactions (note 5)...    2,528,892       2,398        1,217
                                              ---------       -----        -----
Increase (decrease) in net assets.........    2,721,806       3,100        1,411
Net assets at beginning of year...........           --          --           --
                                              ---------       -----        -----
Net assets at end of period...............    2,721,806       3,100        1,411
                                              =========       =====        =====
Changes in units (note 5):
 Units purchased..........................      209,268         247          119
 Units redeemed...........................       (2,969)         --           --
                                              ---------       -----        -----
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      206,299         247          119
                                              =========       =====        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                Dreyfus                            Eaton Vance Variable Trust
                                             ----------------------------------------------------  --------------------------
                                               Dreyfus Investment
                                               Portfolios-Emerging         The Dreyfus Socially
                                             Markets Portfolio -- Initial Responsible Growth Fund,
                                                     Shares               Inc. -- Initial Shares   VT Floating-Rate Income Fund
                                             ---------------------------  -----------------------  --------------------------
                                                   Year ended                   Year ended                        Period from
                                                  December 31,                 December 31,         Year ended   May 1, 2002 to
                                             ---------------------------  -----------------------  December 31,   December 31,
                                                 2003           2002         2003        2002          2003           2002
                                              -----------     ---------   ---------   ----------   ------------  --------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $   (81,902)      (32,540)     (74,449)     (72,934)      12,309           (1)
   Net realized gain (loss) on
     investments............................   2,471,095      (132,734)    (409,779)    (181,107)       2,989            1
   Unrealized appreciation
     (depreciation) on investments..........     142,809      (236,074)   1,638,293   (1,748,112)      32,641            1
   Capital gain distributions...............          --            --           --           --           --           --
                                              -----------     ---------   ---------   ----------    ---------        -----
       Increase (decrease) in net
         assets from operations.............   2,532,002      (401,348)   1,154,065   (2,002,153)      47,939            1
                                              -----------     ---------   ---------   ----------    ---------        -----
From capital transactions:
   Net premiums.............................     759,288     2,250,364      270,282      759,010    8,132,627           --
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................     (98,937)      (29,339)     (68,592)      (4,945)          --           --
     Surrenders.............................    (629,620)     (868,486)    (147,433)    (114,198)    (127,478)          --
     Cost of insurance and
       administrative expense (note 4a).....      (7,891)       (3,576)     (22,798)     (10,265)        (580)          --
     Capital contribution...................          --            --           --           --           --           --
     Transfers (to) from the Guarantee
       Account..............................     627,615     1,128,810      171,807      612,162      438,848        2,069
     Transfers (to) from other
       subaccounts..........................  (8,860,918)      378,974     (366,134)    (136,723)   1,088,642           --
                                              -----------     ---------   ---------   ----------    ---------        -----
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (8,210,463)    2,856,747     (162,868)   1,105,041    9,532,059        2,069
                                              -----------     ---------   ---------   ----------    ---------        -----
Increase (decrease) in net assets...........  (5,678,461)    2,455,399      991,197     (897,112)   9,579,998        2,070
Net assets at beginning of year.............   5,678,461     3,223,062    4,923,737    5,820,849        2,070           --
                                              -----------     ---------   ---------   ----------    ---------        -----
Net assets at end of period................. $        --     5,678,461    5,914,934    4,923,737    9,582,068        2,070
                                              ===========     =========   =========   ==========    =========        =====
Changes in units (note 5):
   Units purchased..........................     119,748       438,438       86,631      226,042      960,450          208
   Units redeemed...........................    (828,659)     (105,101)    (118,016)     (43,969)     (14,293)          --
                                              -----------     ---------   ---------   ----------    ---------        -----
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................    (708,911)      333,337      (31,385)     182,073      946,157          208
                                              ===========     =========   =========   ==========    =========        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                    Eaton Vance Variable Trust (continued)
                                           --------------------------------------------------------


                                                    VT Income               VT Worldwide Health
                                                  Fund of Boston               Sciences Fund
                                           ---------------------------- ---------------------------
                                                          Period from                  Period from
                                            Year ended   September 13,   Year ended    May 1, 2002
                                           December 31, to December 31, December 31, to December 31,
                                               2003          2002           2003          2002
                                           ------------ --------------- ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   $  (256)           --         (29,380)          (6)
 Net realized gain (loss) on investments..         5            --          25,467           --
 Unrealized appreciation (depreciation)
   on investments.........................     2,764            --         224,588         (644)
 Capital gain distributions...............        --            --              --           --
                                             -------        ------       ---------       ------
    Increase (decrease) in net assets
     from operations......................     2,513            --         220,675         (650)
                                             -------        ------       ---------       ------
From capital transactions:
 Net premiums.............................    21,208            --       2,741,378       31,041
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................        --            --              --           --
   Surrenders.............................        --            --         (68,699)          --
   Cost of insurance and administrative
    expense (note 4a).....................        --            --          (1,611)          --
   Capital contribution...................        --            --              --           --
   Transfers (to) from the Guarantee
    Account...............................        11            --         555,437           (9)
   Transfers (to) from other subaccounts..        --            --       3,073,673           --
                                             -------        ------       ---------       ------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    21,219            --       6,300,178       31,032
                                             -------        ------       ---------       ------
Increase (decrease) in net assets.........    23,732            --       6,520,853       30,382
Net assets at beginning of year...........        --            --          30,382           --
                                             -------        ------       ---------       ------
Net assets at end of period...............   $23,732            --       6,551,235       30,382
                                             =======        ======       =========       ======
Changes in units (note 5):
 Units purchased..........................     2,134            --         530,929        3,029
 Units redeemed...........................        --            --          (7,088)          --
                                             -------        ------       ---------       ------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................     2,134            --         523,841        3,029
                                             =======        ======       =========       ======

                                                       Federated Insurance Series
                                           -------------------------------------------------
                                              Federated American
                                                    Leaders
                                              Fund II -- Primary        Federated Capital
                                                    Shares                Income Fund II
                                           ------------------------  -----------------------
                                                  Year ended                Year ended
                                                 December 31,              December 31,
                                           ------------------------  -----------------------
                                               2003         2002        2003         2002
                                           -----------  -----------  ----------  -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     100,766     (225,448)  1,293,048    1,483,805
 Net realized gain (loss) on investments..  (5,944,264)  (5,794,037) (6,877,849)  (7,750,548)
 Unrealized appreciation (depreciation)
   on investments.........................  20,835,057  (15,258,183)  9,915,284   (4,229,150)
 Capital gain distributions...............          --           --          --           --
                                           -----------  -----------  ----------  -----------
    Increase (decrease) in net assets
     from operations......................  14,991,559  (21,277,668)  4,330,483  (10,495,893)
                                           -----------  -----------  ----------  -----------
From capital transactions:
 Net premiums.............................     148,228      327,653      48,918       97,911
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................    (664,104)  (1,324,524)   (559,664)    (430,195)
   Surrenders.............................  (7,769,414)  (8,959,259) (2,718,546)  (5,177,323)
   Cost of insurance and administrative
    expense (note 4a).....................     (87,712)    (103,367)    (31,226)     (41,193)
   Capital contribution...................          --           --          --           --
   Transfers (to) from the Guarantee
    Account...............................    (219,229)  (2,065,035)   (131,685)    (788,522)
   Transfers (to) from other subaccounts..  (1,630,230)  (3,341,702) (1,566,250)  (2,048,175)
                                           -----------  -----------  ----------  -----------
    Increase (decrease) in net assets
     from capital transactions (note 5)... (10,222,461) (15,466,234) (4,958,453)  (8,387,497)
                                           -----------  -----------  ----------  -----------
Increase (decrease) in net assets.........   4,769,098  (36,743,902)   (627,970) (18,883,390)
Net assets at beginning of year...........  66,257,131  103,001,033  26,744,947   45,628,337
                                           -----------  -----------  ----------  -----------
Net assets at end of period...............  71,026,229   66,257,131  26,116,977   26,744,947
                                           ===========  ===========  ==========  ===========
Changes in units (note 5):
 Units purchased..........................      11,832       27,559       4,447        9,168
 Units redeemed...........................    (827,762)  (1,326,299)   (455,343)    (792,356)
                                           -----------  -----------  ----------  -----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    (815,930)  (1,298,740)   (450,896)    (783,188)
                                           ===========  ===========  ==========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                        Federated Insurance Series (continued)
                                           -----------------------------------------------------------------------------
                                            Federated High Income    Federated High Income           Federated
                                               Bond Fund II --          Bond Fund II --         International Small
                                                Primary Shares           Service Shares           Company Fund II
                                           -----------------------  ----------------------  ---------------------------
                                                  Year ended              Year ended          Period from
                                                 December 31,            December 31,       January 1, 2003  Year ended
                                           -----------------------  ----------------------  to November 14, December 31,
                                               2003        2002        2003        2002          2003           2002
                                           -----------  ----------  ----------  ----------  --------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ 3,954,379   5,642,758   1,365,045     894,021       (63,521)      (47,202)
 Net realized gain (loss) on investments..   3,674,852  (7,536,375)  1,217,308    (700,252)    1,518,141      (107,021)
 Unrealized appreciation (depreciation)
   on investments.........................   5,331,295   2,444,257   2,861,176      85,510       236,321      (106,734)
 Capital gain distributions...............          --          --          --          --            --            --
                                           -----------  ----------  ----------  ----------    ----------     ---------
    Increase (decrease) in net assets
     from operations......................  12,960,526     550,640   5,443,529     279,279     1,690,941      (260,957)
                                           -----------  ----------  ----------  ----------    ----------     ---------
From capital transactions:
 Net premiums.............................     214,230     396,063  10,807,215   5,078,647     1,005,731     1,508,761
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................    (621,901) (1,028,580)   (584,736)   (136,784)      (25,509)           --
   Surrenders.............................  (9,918,139) (7,727,366) (4,156,374) (1,354,161)     (177,849)     (382,784)
   Cost of insurance and administrative
    expense (note 4a).....................     (74,167)    (53,992)    (40,956)    (13,040)       (5,827)       (1,039)
   Capital contribution...................          --          --          --          --            --            --
   Transfers (to) from the Guarantee
    Account...............................   1,041,954    (426,972)  3,310,163   4,256,098       266,785       343,073
   Transfers (to) from other subaccounts..  14,338,928   7,253,120   8,906,871   4,213,927    (5,508,498)      231,449
                                           -----------  ----------  ----------  ----------    ----------     ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   4,980,905  (1,587,727) 18,242,183  12,044,687    (4,445,167)    1,699,460
                                           -----------  ----------  ----------  ----------    ----------     ---------
Increase (decrease) in net assets.........  17,941,431  (1,037,087) 23,685,712  12,323,966    (2,754,226)    1,438,503
Net assets at beginning of year...........  57,948,023  58,985,110  19,636,821   7,312,855     2,754,226     1,315,723
                                           -----------  ----------  ----------  ----------    ----------     ---------
Net assets at end of period............... $75,889,454  57,948,023  43,322,533  19,636,821            --     2,754,226
                                           ===========  ==========  ==========  ==========    ==========     =========
Changes in units (note 5):
 Units purchased..........................   2,205,077      62,488   2,200,577   1,463,866       161,120       431,785
 Units redeemed...........................  (1,501,325)    (75,405)   (463,618)   (162,745)     (723,940)      (80,852)
                                           -----------  ----------  ----------  ----------    ----------     ---------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................     703,752     (12,917)  1,736,959   1,301,121      (562,820)      350,933
                                           ===========  ==========  ==========  ==========    ==========     =========

                                           ------------------
                                           Federated Kaufmann
                                           Fund II -- Service
                                                 Shares
                                           ------------------
                                              Period from
                                              May 1, 2003
                                            to December 31,
                                                  2003
                                           ------------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........        (51,058)
 Net realized gain (loss) on investments..        125,297
 Unrealized appreciation (depreciation)
   on investments.........................        648,953
 Capital gain distributions...............             --
                                               ----------
    Increase (decrease) in net assets
     from operations......................        723,192
                                               ----------
From capital transactions:
 Net premiums.............................      5,008,964
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................         (3,988)
   Surrenders.............................       (231,576)
   Cost of insurance and administrative
    expense (note 4a).....................         (3,602)
   Capital contribution...................             --
   Transfers (to) from the Guarantee
    Account...............................      1,838,360
   Transfers (to) from other subaccounts..      6,521,350
                                               ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...     13,129,508
                                               ----------
Increase (decrease) in net assets.........     13,852,700
Net assets at beginning of year...........             --
                                               ----------
Net assets at end of period...............     13,852,700
                                               ==========
Changes in units (note 5):
 Units purchased..........................      1,060,261
 Units redeemed...........................        (19,043)
                                               ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      1,041,218
                                               ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4


                            ---------------------------
                                        VIP
                                   Equity-Income
                                   Portfolio --
                                   Initial Class
                            --------------------------
                                    Year ended
                                   December 31,
                            --------------------------
                                2003          2002
                            ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  1,980,364     2,220,389
 Net realized gain
   (loss) on investments...  (18,278,840)  (26,990,261)
 Unrealized appreciation
   (depreciation) on
   investments.............  118,163,157   (90,309,199)
 Capital gain
   distributions...........           --    12,458,476
                            ------------  ------------
    Increase (decrease)
     in net assets from
     operations............  101,864,681  (102,620,595)
                            ------------  ------------
From capital
 transactions:
 Net premiums..............    1,466,235     2,064,861
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits..........   (3,277,372)   (5,894,836)
   Surrenders..............  (57,822,398)  (71,524,823)
   Cost of insurance and
    administrative
    expense (note 4a)......     (507,195)     (591,340)
   Capital contribution....           --            --
   Transfers (to) from
    the Guarantee Account..   (2,340,630)   (9,675,136)
   Transfers (to) from
    other subaccounts......   12,011,576     4,213,332
                            ------------  ------------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  (50,469,784)  (81,407,942)
                            ------------  ------------
Increase (decrease) in
 net assets................   51,394,897  (184,028,537)
Net assets at beginning
 of year...................  397,750,255   581,778,792
                            ------------  ------------
Net assets at end of
 period.................... $449,145,152   397,750,255
                            ============  ============
Changes in units (note
 5):
 Units purchased...........      344,915       176,710
 Units redeemed............   (1,636,506)   (2,433,548)
                            ------------  ------------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................   (1,291,591)   (2,256,838)
                            ============  ============

                                          Fidelity Variable Insurance Products Fund (VIP)
                            ------------------------------------------------------------------------------------------------------
                                       VIP                       VIP                       VIP
                                  Equity-Income                 Growth                    Growth
                                  Portfolio --               Portfolio --              Portfolio --
                                 Service Class 2            Initial Class            Service Class 2
                            ------------------------  -------------------------  -----------------------
                                   Year ended                 Year ended                Year ended
                                  December 31,               December 31,              December 31,
                            ------------------------  -------------------------  -----------------------
                                2003         2002         2003         2002         2003         2002
                            -----------  -----------  -----------  ------------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............    (140,052)    (180,670)  (2,677,765)   (3,756,939)   (553,295)    (442,776)
 Net realized gain
   (loss) on investments...    (798,779)  (2,870,603) (49,551,027)  (71,114,136) (1,899,734)  (3,307,522)
 Unrealized appreciation
   (depreciation) on
   investments.............  21,844,821   (8,077,999) 117,974,995   (55,882,133) 12,711,359   (8,287,501)
 Capital gain
   distributions...........          --      810,817           --            --          --           --
                            -----------  -----------  -----------  ------------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations............  20,905,990  (10,318,455)  65,746,203  (130,753,208) 10,258,330  (12,037,799)
                            -----------  -----------  -----------  ------------  ----------  -----------
From capital
 transactions:
 Net premiums..............  22,581,971   18,440,514      808,782     1,584,011  10,554,098    7,659,301
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits..........    (589,808)    (288,408)  (1,777,449)   (2,936,193)   (449,458)    (136,507)
   Surrenders..............  (4,053,624)  (2,337,306) (25,996,220)  (43,820,727) (2,219,418)  (1,527,159)
   Cost of insurance and
    administrative
    expense (note 4a)......     (99,255)     (35,411)    (376,144)     (489,389)    (51,163)     (25,469)
   Capital contribution....          --           --           --            --          --           --
   Transfers (to) from
    the Guarantee Account..   6,293,499   15,009,322   (1,619,774)   (5,598,663)  2,553,245    7,041,420
   Transfers (to) from
    other subaccounts......   4,874,688    2,630,925    6,004,213   (47,411,539)  2,921,634      298,166
                            -----------  -----------  -----------  ------------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  29,007,471   33,419,636  (22,956,592)  (98,672,500) 13,308,938   13,309,752
                            -----------  -----------  -----------  ------------  ----------  -----------
Increase (decrease) in
 net assets................  49,913,461   23,101,181   42,789,611  (229,425,708) 23,567,268    1,271,953
Net assets at beginning
 of year...................  56,773,936   33,672,755  234,096,929   463,522,637  30,696,322   29,424,369
                            -----------  -----------  -----------  ------------  ----------  -----------
Net assets at end of
 period.................... 106,687,397   56,773,936  276,886,540   234,096,929  54,263,590   30,696,322
                            ===========  ===========  ===========  ============  ==========  ===========
Changes in units (note
 5):
 Units purchased...........   3,613,560    3,839,337      155,661        90,345   2,286,034    2,435,137
 Units redeemed............    (508,792)    (283,218)    (680,163)   (5,699,671)   (387,929)    (248,070)
                            -----------  -----------  -----------  ------------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................   3,104,768    3,556,119     (524,502)   (5,609,326)  1,898,105    2,187,067
                            ===========  ===========  ===========  ============  ==========  ===========

                            ------------------------
                                      VIP
                                    Overseas
                                  Portfolio --
                                 Initial Class
                            -----------------------
                                   Year ended
                                  December 31,
                            -----------------------
                               2003         2002
                            ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............   (265,441)    (306,843)
 Net realized gain
   (loss) on investments...  6,142,067  (30,904,282)
 Unrealized appreciation
   (depreciation) on
   investments............. 11,873,456   20,654,924
 Capital gain
   distributions...........         --           --
                            ----------  -----------
    Increase (decrease)
     in net assets from
     operations............ 17,750,082  (10,556,201)
                            ----------  -----------
From capital
 transactions:
 Net premiums..............    205,616      104,711
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits..........   (499,474)    (497,928)
   Surrenders.............. (7,124,228)  (7,423,256)
   Cost of insurance and
    administrative
    expense (note 4a)......    (69,855)     (84,255)
   Capital contribution....         --           --
   Transfers (to) from
    the Guarantee Account..  2,209,611   (2,388,226)
   Transfers (to) from
    other subaccounts...... 17,606,040   (3,992,961)
                            ----------  -----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5).............. 12,327,710  (14,281,915)
                            ----------  -----------
Increase (decrease) in
 net assets................ 30,077,792  (24,838,116)
Net assets at beginning
 of year................... 38,302,234   63,140,350
                            ----------  -----------
Net assets at end of
 period.................... 68,380,026   38,302,234
                            ==========  ===========
Changes in units (note
 5):
 Units purchased...........  1,713,762        6,818
 Units redeemed............   (658,546)    (813,369)
                            ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................  1,055,216     (806,551)
                            ==========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Fidelity Variable Insurance Products
                                                                         Fund II (VIP II)
                                           ----------------------------------------------------------------------------


                                                     VIP II                     VIP II                   VIP II
                                               Asset Manager/SM/            Contrafund(R)             Contrafund(R)
                                                  Portfolio --               Portfolio --             Portfolio --
                                                 Initial Class              Initial Class            Service Class 2
                                           -------------------------  -------------------------  ----------------------
                                                   Year ended                 Year ended               Year ended
                                                  December 31,               December 31,             December 31,
                                           -------------------------  -------------------------  ----------------------
                                               2003          2002         2003         2002         2003        2002
                                           ------------  -----------  -----------  ------------  ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  4,933,821    7,038,611   (2,871,531)   (2,018,536)   (753,738)   (349,227)
 Net realized gain (loss) on investments..   (8,185,528) (13,225,813)  (9,319,912)  (22,661,457)    350,712    (860,466)
 Unrealized appreciation (depreciation)
   on investments.........................   33,141,434  (20,459,486)  85,542,202   (16,307,912) 15,167,803  (3,118,607)
 Capital gain distributions...............           --           --           --            --          --          --
                                           ------------  -----------  -----------  ------------  ----------  ----------
    Increase (decrease) in net assets
     from operations......................   29,889,727  (26,646,688)  73,350,759   (40,987,905) 14,764,777  (4,328,300)
                                           ------------  -----------  -----------  ------------  ----------  ----------
From capital transactions:
 Net premiums.............................      661,046      824,806    1,013,373     1,087,687  19,721,660  13,753,126
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (1,659,880)  (2,573,512)  (2,505,506)   (3,010,964)   (557,223)   (555,012)
   Surrenders.............................  (25,537,169) (35,873,187) (36,915,426)  (45,891,019) (2,623,972) (1,624,706)
   Cost of insurance and administrative
    expense (note 4a).....................     (362,440)    (486,372)    (398,046)     (439,424)    (70,192)    (24,795)
   Capital contribution...................           --           --           --            --          --          --
   Transfers (to) from the Guarantee
    Account...............................   (3,492,609)  (4,425,345)  (2,490,878)   (6,198,177)  6,086,271   6,828,114
   Transfers (to) from other subaccounts..    1,482,804   (6,469,934)  11,894,575    (7,932,223)  5,122,352     662,760
                                           ------------  -----------  -----------  ------------  ----------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  (28,908,248) (49,003,544) (29,401,908)  (62,384,120) 27,678,896  19,039,487
                                           ------------  -----------  -----------  ------------  ----------  ----------
Increase (decrease) in net assets.........      981,479  (75,650,232)  43,948,851  (103,372,025) 42,443,673  14,711,187
Net assets at beginning of year...........  201,810,496  277,460,728  301,848,925   405,220,950  40,962,674  26,251,487
                                           ------------  -----------  -----------  ------------  ----------  ----------
Net assets at end of period............... $202,791,975  201,810,496  345,797,776   301,848,925  83,406,347  40,962,674
                                           ============  ===========  ===========  ============  ==========  ==========
Changes in units (note 5):
 Units purchased..........................       84,364       34,048      534,737        58,192   3,633,243   2,659,043
 Units redeemed...........................   (1,221,953)  (2,058,298)  (1,752,771)   (3,391,692)   (383,633)   (276,049)
                                           ------------  -----------  -----------  ------------  ----------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (1,137,589)  (2,024,250)  (1,218,034)   (3,333,500)  3,249,610   2,382,994
                                           ============  ===========  ===========  ============  ==========  ==========

                                             Fidelity Variable Insurance Products
                                                      Fund III (VIP III)
                                           ----------------------------------------
                                               VIP III
                                               Dynamic              VIP III
                                               Capital             Growth &
                                            Appreciation            Income
                                            Portfolio --         Portfolio --
                                           Service Class 2       Initial Class
                                           --------------- ------------------------
                                             Period from          Year ended
                                           May 1, 2003 to        December 31,
                                            December 31,   ------------------------
                                                2003           2003         2002
                                           --------------- -----------  -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........        (833)       (234,938)     (19,060)
 Net realized gain (loss) on investments..         856      (7,294,707) (11,960,687)
 Unrealized appreciation (depreciation)
   on investments.........................      13,013      26,038,023  (10,793,024)
 Capital gain distributions...............          --              --           --
                                               -------     -----------  -----------
    Increase (decrease) in net assets
     from operations......................      13,036      18,508,378  (22,772,771)
                                               -------     -----------  -----------
From capital transactions:
 Net premiums.............................     163,111         419,951      393,144
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................          --        (954,575)  (1,386,576)
   Surrenders.............................         (92)     (8,114,363)  (9,301,577)
   Cost of insurance and administrative
    expense (note 4a).....................          --        (130,195)    (130,991)
   Capital contribution...................          --              --           --
   Transfers (to) from the Guarantee
    Account...............................       2,291         242,408   (1,561,316)
   Transfers (to) from other subaccounts..      48,853       6,593,404   (3,894,073)
                                               -------     -----------  -----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...     214,163      (1,943,370) (15,881,389)
                                               -------     -----------  -----------
Increase (decrease) in net assets.........     227,199      16,565,008  (38,654,160)
Net assets at beginning of year...........          --      88,457,658  127,111,818
                                               -------     -----------  -----------
Net assets at end of period...............     227,199     105,022,666   88,457,658
                                               =======     ===========  ===========
Changes in units (note 5):
 Units purchased..........................      19,199         534,540       39,164
 Units redeemed...........................          (8)       (677,183)  (1,632,540)
                                               -------     -----------  -----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      19,191        (142,643)  (1,593,376)
                                               =======     ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Fidelity Variable Insurance Products Fund III (VIP III) (continued)
                            ------------------------------------------------------------------------------------------
                                    VIP III                  VIP III
                                    Growth &                  Growth              VIP III              VIP III
                                     Income               Opportunities           Mid Cap              Mid Cap
                                  Portfolio --             Portfolio --         Portfolio --         Portfolio --
                                Service Class 2           Initial Class        Initial Class       Service Class 2
                            -----------------------  -----------------------  ---------------  -----------------------
                                   Year ended               Year ended           Year ended           Year ended
                                  December 31,             December 31,         December 31,         December 31,
                            -----------------------  -----------------------  ---------------  -----------------------
                                2003        2002        2003         2002       2003    2002       2003        2002
                            -----------  ----------  ----------  -----------  -------  ------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  (144,231)    (66,229)   (200,982)    (119,133)    (145)     58   (1,002,329)   (398,149)
 Net realized gain
   (loss) on investments...    (127,193)   (822,405) (9,460,193)  (9,255,837)   1,106  (1,029)   1,846,594    (636,367)
 Unrealized appreciation
   (depreciation) on
   investments.............   4,511,688  (2,209,558) 17,920,957   (2,884,303)  13,326    (564)  25,744,841  (4,686,153)
 Capital gain
   distributions...........          --          --          --           --       --      --           --          --
                            -----------  ----------  ----------  -----------  -------  ------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations............   4,240,264  (3,098,192)  8,259,782  (12,259,273)  14,287  (1,535)  26,589,106  (5,720,669)
                            -----------  ----------  ----------  -----------  -------  ------  -----------  ----------
From capital
 transactions:
 Net premiums..............   6,081,495   5,208,975     169,732      154,821    1,790   1,685   21,411,856  15,981,056
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits..........    (260,014)   (395,607)   (351,841)    (417,856)      --      --     (745,857)   (249,090)
   Surrenders..............  (1,923,051)   (789,210) (3,394,255)  (4,045,649)    (579)     --   (3,863,376) (2,142,496)
   Cost of insurance and
    administrative
    expense (note 4a)......     (30,619)    (13,184)    (49,063)     (56,990)      --      --     (101,948)    (34,831)
   Capital contribution....          --          --          --           --       --      --           --          --
   Transfers (to) from
    the Guarantee Account..   1,859,784   3,478,106    (633,863)  (1,041,312) (34,871)     --    6,861,370  11,739,839
   Transfers (to) from
    other subaccounts......   2,222,098    (598,866) (1,477,611)  (6,939,866)  50,472   8,248   22,391,099     670,051
                            -----------  ----------  ----------  -----------  -------  ------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................   7,949,693   6,890,214  (5,736,901) (12,346,852)  16,812   9,933   45,953,144  25,964,529
                            -----------  ----------  ----------  -----------  -------  ------  -----------  ----------
Increase (decrease) in
 net assets................  12,189,957   3,792,022   2,522,881  (24,606,125)  31,099   8,398   72,542,250  20,243,860
Net assets at beginning
 of year...................  16,626,436  12,834,414  33,699,094   58,305,219   30,177  21,779   52,471,715  32,227,855
                            -----------  ----------  ----------  -----------  -------  ------  -----------  ----------
Net assets at end of
 period.................... $28,816,393  16,626,436  36,221,975   33,699,094   61,276  30,177  125,013,965  52,471,715
                            ===========  ==========  ==========  ===========  =======  ======  ===========  ==========
Changes in units (note
 5):
 Units purchased...........   1,190,682   1,070,730      22,011       18,922    4,710   1,125    4,631,403   2,892,870
 Units redeemed............    (260,527)   (221,612)   (765,963)  (1,526,660)  (3,195)     --     (446,094)   (242,410)
                            -----------  ----------  ----------  -----------  -------  ------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................     930,155     849,118    (743,952)  (1,507,738)   1,515   1,125    4,185,309   2,650,460
                            ===========  ==========  ==========  ===========  =======  ======  ===========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Franklin Templeton Variable Insurance Products Trust    GE Investments Funds, Inc.
                              ------------------------------------------------------  -------------------------
                              Templeton Foreign Securities   Templeton Global Asset
                                       Fund --                 Allocation Fund --
                                    Class 2 Shares               Class 2 Shares         Global Income Fund
                              ---------------------------- -------------------------  -------------------------
                                             Period from                 Period from
                                            September 13,               September 13,
                               Year ended      2002 to      Year ended     2002 to    Year ended December 31,
                              December 31,  December 31,   December 31, December 31,  -------------------------
                                  2003          2002           2003         2002         2003          2002
                              ------------  -------------  ------------ -------------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $    68            --             48           (5)       415,779        18,801
   Net realized gain
     (loss) on
     investments.............        27            --            917           30      1,034,176       633,062
   Unrealized
     appreciation
     (depreciation) on
     investments.............     4,385            --              8          (11)       342,964     1,025,884
   Capital gain
     distributions...........        --            --             --           --             --            --
                                -------        ------         ------        -----      ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     4,480            --            973           14      1,792,919     1,677,747
                                -------        ------         ------        -----      ----------   ----------
From capital
  transactions:
   Net premiums..............    11,000            --             --        3,783         28,526        48,415
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........        --            --             --           --        (20,342)      (28,157)
     Surrenders..............        --            --         (4,731)          --     (1,883,222)   (1,039,277)
     Cost of insurance
       and
       administrative
       expense (note 4a).....        --            --            (11)          --        (16,920)       (6,924)
     Capital contribution....        --            --             --           --             --            --
     Transfers (to) from
       the Guarantee
       Account...............        10            --             (2)         (26)       153,824      (381,841)
     Transfers (to) from
       other subaccounts.....        --            --             --           --       (630,902)    8,307,634
                                -------        ------         ------        -----      ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    11,010            --         (4,744)       3,757     (2,369,036)    6,899,850
                                -------        ------         ------        -----      ----------   ----------
Increase (decrease) in
  net assets.................    15,490            --         (3,771)       3,771       (576,117)    8,577,597
Net assets at beginning
  of year....................        --            --          3,771           --     17,114,364     8,536,767
                                -------        ------         ------        -----      ----------   ----------
Net assets at end of
  period.....................   $15,490            --             --        3,771     16,538,247    17,114,364
                                =======        ======         ======        =====      ==========   ==========
Changes in units (note
  5):
   Units purchased...........     1,243            --             --          374         15,064     1,414,065
   Units redeemed............        --            --           (374)          --       (206,938)     (248,770)
                                -------        ------         ------        -----      ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2003
     and 2002................     1,243            --           (374)         374       (191,874)    1,165,295
                                =======        ======         ======        =====      ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                            GE Investments Funds, Inc. (continued)
                                           ----------------------------------------------------------------------------
                                                                           International               Mid-Cap
                                                  Income Fund               Equity Fund           Value Equity Fund
                                           -------------------------  ----------------------  ------------------------
                                                   Year ended               Year ended               Year ended
                                                  December 31,             December 31,             December 31,
                                           -------------------------  ----------------------  ------------------------
                                               2003          2002        2003        2002         2003         2002
                                           ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  3,874,279    3,398,436      63,546      25,504     (112,163)  (1,042,994)
 Net realized gain (loss) on investments..    3,455,343    2,051,646     712,223  (5,750,195)      50,745   (5,595,301)
 Unrealized appreciation (depreciation)
   on investments.........................   (6,487,793)   2,780,354   8,710,030    (941,053)  48,691,534  (25,105,622)
 Capital gain distributions...............    2,669,616    2,266,382          --          --           --      901,324
                                           ------------  -----------  ----------  ----------  -----------  -----------
    Increase (decrease) in net assets
     from operations......................    3,511,445   10,496,818   9,485,799  (6,665,744)  48,630,116  (30,842,593)
                                           ------------  -----------  ----------  ----------  -----------  -----------
From capital transactions:
 Net premiums.............................   16,718,015    6,097,797      80,346     149,421   15,702,740   17,009,914
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (2,649,260)  (2,199,879)   (135,855)   (134,468)  (1,974,015)  (1,065,848)
   Surrenders.............................  (25,422,959) (18,893,922) (2,101,782) (2,323,898) (14,671,622) (14,932,396)
   Cost of insurance and administrative
    expense (note 4a).....................     (235,058)    (151,821)    (19,066)    (20,115)    (224,087)    (187,698)
   Capital contribution...................           --           --          --          --   (6,040,562)          --
   Transfers (to) from the Guarantee
    Account...............................   (2,454,106)  (1,400,822)    451,309    (186,768)   6,298,607   11,028,736
   Transfers (to) from other subaccounts..  (21,718,875) 104,746,722   3,433,011   1,158,577   10,265,740   11,447,728
                                           ------------  -----------  ----------  ----------  -----------  -----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  (35,762,243)  88,198,075   1,707,963  (1,357,251)   9,356,801   23,300,437
                                           ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets.........  (32,250,798)  98,694,893  11,193,762  (8,022,995)  57,986,917   (7,542,157)
Net assets at beginning of year...........  189,588,378   90,893,485  24,676,742  32,699,737  154,951,143  162,493,300
                                           ------------  -----------  ----------  ----------  -----------  -----------
Net assets at end of period............... $157,337,580  189,588,378  35,870,504  24,676,742  212,938,060  154,951,143
                                           ============  ===========  ==========  ==========  ===========  ===========
Changes in units (note 5):
 Units purchased..........................    1,193,867    9,322,316     430,753     246,311    5,244,270    3,764,033
 Units redeemed...........................   (3,747,723)  (1,907,626)   (245,187)   (210,917)  (3,728,924)  (1,537,602)
                                           ------------  -----------  ----------  ----------  -----------  -----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (2,553,856)   7,414,690     185,566      35,394    1,515,346    2,226,431
                                           ============  ===========  ==========  ==========  ===========  ===========

                                           ---------------------------

                                                Money Market Fund
                                           --------------------------
                                                   Year ended
                                                  December 31,
                                           --------------------------
                                               2003          2002
                                           ------------  ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   (3,222,675)      (33,307)
 Net realized gain (loss) on investments..           --            --
 Unrealized appreciation (depreciation)
   on investments.........................           --            --
 Capital gain distributions...............           --         3,180
                                           ------------  ------------
    Increase (decrease) in net assets
     from operations......................   (3,222,675)      (30,127)
                                           ------------  ------------
From capital transactions:
 Net premiums.............................  127,178,464   157,595,692
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................  (10,256,644)   (4,764,503)
   Surrenders............................. (199,018,887) (273,311,984)
   Cost of insurance and administrative
    expense (note 4a).....................     (589,301)     (695,515)
   Capital contribution...................           --            --
   Transfers (to) from the Guarantee
    Account...............................  (82,598,560)  (71,074,326)
   Transfers (to) from other subaccounts.. (113,196,174)  162,485,172
                                           ------------  ------------
    Increase (decrease) in net assets
     from capital transactions (note 5)... (278,481,102)  (29,765,464)
                                           ------------  ------------
Increase (decrease) in net assets......... (281,703,777)  (29,795,591)
Net assets at beginning of year...........  644,668,488   674,464,079
                                           ------------  ------------
Net assets at end of period...............  362,964,711   644,668,488
                                           ============  ============
Changes in units (note 5):
 Units purchased..........................   10,051,981    44,405,150
 Units redeemed...........................  (31,656,024)  (44,268,671)
                                           ------------  ------------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................  (21,604,043)      136,479
                                           ============  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                           GE Investments Funds, Inc. (continued)
                                           ------------------------------------------------------------------------------
                                                 Premier Growth             Real Estate
                                                  Equity Fund             Securities Fund        S&P 500(R) Index Fund
                                           -------------------------  -----------------------  -------------------------
                                                   Year ended                Year ended                Year ended
                                                  December 31,              December 31,              December 31,
                                           -------------------------  -----------------------  -------------------------
                                               2003          2002        2003         2002         2003         2002
                                           ------------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (1,239,375)  (1,107,244)  1,632,320    2,062,450     (313,550)   (1,388,388)
 Net realized gain (loss) on investments..   (1,354,467) (14,813,675)  2,946,152    3,780,373  (47,389,162)  (68,168,422)
 Unrealized appreciation (depreciation)
   on investments.........................   25,927,068   (3,764,413) 13,185,479  (12,377,639) 158,355,697   (75,161,318)
 Capital gain distributions...............           --          366   3,906,271    3,638,615           --       774,181
                                           ------------  -----------  ----------  -----------  -----------  ------------
    Increase (decrease) in net assets
     from operations......................   23,333,226  (19,684,966) 21,670,222   (2,896,201) 110,652,985  (143,943,947)
                                           ------------  -----------  ----------  -----------  -----------  ------------
From capital transactions:
 Net premiums.............................   15,930,757    8,866,098   4,113,838      268,840   41,682,707    28,342,656
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (1,241,936)    (612,317)   (737,360)    (334,780)  (4,995,899)   (5,350,800)
   Surrenders.............................   (7,710,173)  (5,220,449) (8,575,725)  (9,990,366) (43,962,616)  (49,724,266)
   Cost of insurance and administrative
    expense (note 4a).....................     (108,182)     (66,868)    (89,847)     (91,435)    (652,166)     (628,728)
   Capital contribution...................           --           --          --  (21,832,094)          --            --
   Transfers (to) from the Guarantee
    Account...............................    4,847,796    4,740,213     832,418   (1,820,259)   6,990,928    12,874,041
   Transfers (to) from other subaccounts..   26,361,242      819,871   8,295,054   19,212,041   24,084,057   (38,147,622)
                                           ------------  -----------  ----------  -----------  -----------  ------------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   38,079,504    8,526,548   3,838,378  (14,588,053)  23,147,011   (52,634,719)
                                           ------------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets.........   61,412,730  (11,158,418) 25,508,600  (17,484,254) 133,799,996  (196,578,666)
Net assets at beginning of year...........   71,017,126   82,175,544  67,567,061   85,051,315  419,258,784   615,837,450
                                           ------------  -----------  ----------  -----------  -----------  ------------
Net assets at end of period............... $132,429,856   71,017,126  93,075,661   67,567,061  553,058,780   419,258,784
                                           ============  ===========  ==========  ===========  ===========  ============
Changes in units (note 5):
 Units purchased..........................    5,554,672    1,896,026   1,181,243    1,124,979   19,037,352     6,580,971
 Units redeemed...........................   (1,080,923)    (777,014)   (841,352)    (762,675) (13,003,634)   (5,879,879)
                                           ------------  -----------  ----------  -----------  -----------  ------------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    4,473,749    1,119,012     339,891      362,304    6,033,718       701,092
                                           ============  ===========  ==========  ===========  ===========  ============

                                           -----------------------
                                               Small-Cap Value
                                                 Equity Fund
                                           ----------------------
                                                 Year ended
                                                December 31,
                                           ----------------------
                                              2003        2002
                                           ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   (759,871)   (393,684)
 Net realized gain (loss) on investments..        889  (1,133,264)
 Unrealized appreciation (depreciation)
   on investments......................... 13,296,441  (4,602,081)
 Capital gain distributions...............         --     186,039
                                           ----------  ----------
    Increase (decrease) in net assets
     from operations...................... 12,537,459  (5,942,990)
                                           ----------  ----------
From capital transactions:
 Net premiums............................. 13,589,801  16,843,382
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (641,594)   (164,684)
   Surrenders............................. (3,472,568) (1,644,802)
   Cost of insurance and administrative
    expense (note 4a).....................    (73,408)    (21,459)
   Capital contribution...................         --          --
   Transfers (to) from the Guarantee
    Account...............................  6,008,326  10,706,569
   Transfers (to) from other subaccounts..  8,554,997    (988,208)
                                           ----------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)... 23,965,554  24,730,798
                                           ----------  ----------
Increase (decrease) in net assets......... 36,503,013  18,787,808
Net assets at beginning of year........... 38,978,311  20,190,503
                                           ----------  ----------
Net assets at end of period............... 75,481,324  38,978,311
                                           ==========  ==========
Changes in units (note 5):
 Units purchased..........................  2,579,990   2,339,854
 Units redeemed...........................   (383,754)   (238,904)
                                           ----------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................  2,196,236   2,100,950
                                           ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                GE Investments Funds, Inc. (continued)
                                             ---------------------------------------------------------------------------
                                                 Total Return Fund          U.S. Equity Fund         Value Equity Fund
                                             -------------------------  ------------------------  ----------------------
                                              Year ended December 31,    Year ended December 31,  Year ended December 31,
                                             -------------------------  ------------------------  ----------------------
                                                 2003          2002         2003         2002        2003        2002
                                             ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $    311,074      986,678     (436,288)    (492,127)     (7,925)    (62,243)
   Net realized gain (loss) on
     investments............................   (1,807,460)  (4,194,322)  (4,360,761)  (8,584,531)   (179,926)   (665,891)
   Unrealized appreciation
     (depreciation) on investments..........   26,987,569  (11,279,113)  22,237,895  (10,976,280)  4,879,388  (2,127,728)
   Capital gain distributions...............           --    1,109,468           --           --          --          --
                                             ------------  -----------  -----------  -----------  ----------  ----------
       Increase (decrease) in net
         assets from operations.............   25,491,183  (13,377,289)  17,440,846  (20,052,938)  4,691,537  (2,855,862)
                                             ------------  -----------  -----------  -----------  ----------  ----------
From capital transactions:
   Net premiums.............................   46,567,782    2,135,169   10,229,408    9,675,813   7,420,928   7,049,937
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................   (1,236,936)    (993,135)    (693,361)    (977,422)   (296,252)   (158,620)
     Surrenders.............................  (12,548,400) (13,333,546)  (7,114,253)  (5,328,849) (1,623,380)   (510,244)
     Cost of insurance and
       administrative expense (note 4a).....     (133,719)    (126,830)    (115,627)     (83,653)    (32,911)    (11,325)
     Capital contribution...................           --           --           --           --          --          --
     Transfers (to) from the Guarantee
       Account..............................   28,714,399    1,844,282    2,466,894    5,509,911   2,080,232   3,377,212
     Transfers (to) from other
       subaccounts..........................   24,310,941    6,297,692    1,896,648    5,107,641    (537,694)    371,486
                                             ------------  -----------  -----------  -----------  ----------  ----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............   85,674,067   (4,176,368)   6,669,709   13,903,441   7,010,923  10,118,446
                                             ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets...........  111,165,250  (17,553,657)  24,110,555   (6,149,497) 11,702,460   7,262,584
Net assets at beginning of year.............  108,116,666  125,670,323   79,299,041   85,448,538  16,201,070   8,938,486
                                             ------------  -----------  -----------  -----------  ----------  ----------
Net assets at end of period................. $219,281,916  108,116,666  103,409,596   79,299,041  27,903,530  16,201,070
                                             ============  ===========  ===========  ===========  ==========  ==========
Changes in units (note 5):
   Units purchased..........................    9,680,431    1,085,818    1,718,284    2,397,711   1,180,310   1,306,126
   Units redeemed...........................   (1,353,600)  (1,531,676)    (935,597)    (755,938)   (309,357)    (82,275)
                                             ------------  -----------  -----------  -----------  ----------  ----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................    8,326,831     (445,858)     782,687    1,641,773     870,953   1,223,851
                                             ============  ===========  ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                              Greenwich Street
                                                 Goldman Sachs Variable Insurance Trust         Series Fund
                                           -------------------------------------------------  ----------------
                                                                                              Salomon Brothers
                                                                                                  Variable
                                                                                                  Emerging
                                             Goldman Sachs Growth         Goldman Sachs            Growth
                                               and Income Fund         Mid Cap Value Fund     Fund -- Class II
                                           -----------------------  ------------------------  ----------------
                                                                                                Period from
                                           Year ended December 31,   Year ended December 31,   May 1, 2003 to
                                           -----------------------  ------------------------    December 31,
                                               2003        2002         2003         2002           2003
                                           -----------  ----------  -----------  -----------  ----------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $   (11,177)     26,931     (798,782)    (870,112)      (15,161)
 Net realized gain (loss) on investments..    (508,336) (1,722,679)   5,486,781      872,467       105,500
 Unrealized appreciation (depreciation)
   on investments.........................   4,377,331    (850,453)  26,662,384  (14,638,775)      170,701
 Capital gain distributions...............          --          --    1,627,201      493,700            --
                                           -----------  ----------  -----------  -----------     ---------
    Increase (decrease) in net assets
     from operations......................   3,857,818  (2,546,201)  32,977,584  (14,142,720)      261,040
                                           -----------  ----------  -----------  -----------     ---------
From capital transactions:
 Net premiums.............................      82,454      91,469      329,445    1,002,612       754,308
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................     (41,269)   (157,125)  (1,316,469)  (1,649,244)           --
   Surrenders.............................  (1,978,616) (1,757,870) (15,047,721) (23,400,231)      (74,084)
   Cost of insurance and administrative
    expense (note 4a).....................     (21,736)    (17,946)    (188,385)    (206,582)         (572)
   Capital contribution...................          --          --           --           --            --
   Transfers (to) from the Guarantee
    Account...............................     307,602    (275,096)  (1,463,994)  (3,803,308)      139,572
   Transfers (to) from other subaccounts..   1,997,780   4,622,363   (7,206,926)  44,343,861     1,249,655
                                           -----------  ----------  -----------  -----------     ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...     346,215   2,505,795  (24,894,050)  16,287,108     2,068,879
                                           -----------  ----------  -----------  -----------     ---------
Increase (decrease) in net assets.........   4,204,033     (40,406)   8,083,534    2,144,388     2,329,919
Net assets at beginning of year...........  18,100,333  18,140,739  149,956,725  147,812,337            --
                                           -----------  ----------  -----------  -----------     ---------
Net assets at end of period............... $22,304,366  18,100,333  158,040,259  149,956,725     2,329,919
                                           ===========  ==========  ===========  ===========     =========
Changes in units (note 5):
 Units purchased..........................     108,875     591,473       30,789    2,845,749       192,078
 Units redeemed...........................     (93,102)   (276,145)  (2,098,584)  (1,824,267)       (6,690)
                                           -----------  ----------  -----------  -----------     ---------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      15,773     315,328   (2,067,795)   1,021,482       185,388
                                           ===========  ==========  ===========  ===========     =========

                                               Janus Aspen Series
                                           -------------------------



                                             Balanced Portfolio --
                                              Institutional Shares
                                           -------------------------

                                            Year ended December 31,
                                           -------------------------
                                               2003         2002
                                           -----------  ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   3,064,724     4,484,920
 Net realized gain (loss) on investments.. (16,074,600)  (19,707,165)
 Unrealized appreciation (depreciation)
   on investments.........................  61,535,869   (26,963,386)
 Capital gain distributions...............          --            --
                                           -----------  ------------
    Increase (decrease) in net assets
     from operations......................  48,525,993   (42,185,631)
                                           -----------  ------------
From capital transactions:
 Net premiums.............................   1,438,780     2,350,674
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................  (4,475,542)   (5,541,375)
   Surrenders............................. (45,324,311)  (54,565,146)
   Cost of insurance and administrative
    expense (note 4a).....................    (539,055)     (587,792)
   Capital contribution...................          --            --
   Transfers (to) from the Guarantee
    Account...............................  (8,974,164)  (13,127,745)
   Transfers (to) from other subaccounts.. (26,551,425)   (4,189,166)
                                           -----------  ------------
    Increase (decrease) in net assets
     from capital transactions (note 5)... (84,425,717)  (75,660,550)
                                           -----------  ------------
Increase (decrease) in net assets......... (35,899,724) (117,846,181)
Net assets at beginning of year........... 437,774,339   555,620,520
                                           -----------  ------------
Net assets at end of period............... 401,874,615   437,774,339
                                           ===========  ============
Changes in units (note 5):
 Units purchased..........................      92,184       145,996
 Units redeemed...........................  (5,501,487)   (4,841,911)
                                           -----------  ------------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................  (5,409,303)   (4,695,915)
                                           ===========  ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                        Janus Aspen Series (continued)
                                 ----------------------------------------------------------------------------------------
                                         Balanced               Capital Appreciation            Capital Appreciation
                                 Portfolio -- Service Shares Portfolio -- Institutional Shares Portfolio -- Service Shares
                                 --------------------------  --------------------------------  --------------------------
                                  Year ended December 31,     Year ended December 31,          Year ended December 31,
                                 --------------------------  --------------------------------  --------------------------
                                     2003          2002          2003             2002            2003          2002
                                 ------------   ----------     -----------     ------------     ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $    384,453      444,430    (1,571,214)       (2,069,714)      (255,419)     (237,090)
   Net realized gain
     (loss) on
     investments................     (413,469)  (1,161,093)  (36,132,244)      (43,435,586)    (1,598,692)     (816,057)
   Unrealized
     appreciation
     (depreciation) on
     investments................   12,238,875   (5,368,914)   64,861,360         3,564,458      5,163,850    (2,553,418)
   Capital gain
     distributions..............           --           --            --                --             --            --
                                 ------------   ----------     -----------     ------------     ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations.............   12,209,859   (6,085,577)   27,157,902       (41,940,842)     3,309,739    (3,606,565)
                                 ------------   ----------     -----------     ------------     ----------    ----------
From capital
  transactions:
   Net premiums.................   31,521,852   21,165,035       497,050           899,754      3,276,861     2,428,104
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
   Death benefits...............   (1,589,434)    (679,732)   (1,689,658)       (1,337,400)      (194,922)      (63,600)
   Surrenders...................   (5,902,956)  (3,674,320)  (12,835,885)      (20,335,888)    (1,697,501)     (837,736)
   Cost of insurance and
     administrative
     expense (note 4a)..........     (134,953)     (57,165)     (242,140)         (307,516)       (26,844)      (15,986)
   Capital contribution.........           --           --            --                --             --            --
   Transfers (to) from
     the Guarantee
     Account....................    5,270,414   18,622,767    (2,604,404)       (3,819,215)     1,194,127     3,275,584
   Transfers (to) from
     other subaccounts..........   (5,353,521)   1,073,488   (21,347,817)      (48,416,398)    (2,167,196)   (1,534,507)
                                 ------------   ----------     -----------     ------------     ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................   23,811,402   36,450,073   (38,222,854)      (73,316,663)       384,525     3,251,859
                                 ------------   ----------     -----------     ------------     ----------    ----------
Increase (decrease) in
  net assets....................   36,021,261   30,364,496   (11,064,952)     (115,257,505)     3,694,264      (354,706)
Net assets at beginning
  of year.......................   81,985,968   51,621,472   169,211,018       284,468,523     18,241,638    18,596,344
                                 ------------   ----------     -----------     ------------     ----------    ----------
Net assets at end of
  period........................ $118,007,229   81,985,968   158,146,066       169,211,018     21,935,902    18,241,638
                                 ============   ==========     ===========     ============     ==========    ==========
Changes in units (note
  5):
   Units purchased..............    4,490,699    4,624,002        41,733            76,153          5,290       858,362
   Units redeemed...............   (1,740,618)    (498,636)   (3,250,998)       (6,246,379)        (4,835)     (368,867)
                                 ------------   ----------     -----------     ------------     ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2003
     and 2002...................    2,750,081    4,125,366    (3,209,265)       (6,170,226)           455       489,675
                                 ============   ==========     ===========     ============     ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                           Janus Aspen Series (continued)
                                             ------------------------------------------------------------------
                                               Core Equity
                                              Portfolio --           Flexible            Global Life Sciences
                                              Institutional     Income Portfolio --          Portfolio --
                                                 Shares        Institutional Shares         Service Shares
                                             --------------  ------------------------  -----------------------
                                               Year ended           Year ended                Year ended
                                              December 31,         December 31,              December 31,
                                             --------------  ------------------------  -----------------------
                                               2003    2002      2003         2002        2003         2002
                                             -------  -----  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $   (15)   (10)   2,777,766    3,066,784    (221,670)    (305,227)
   Net realized gain (loss) on
     investments............................    (130)  (314)   3,102,986    2,348,159  (2,111,851)  (3,347,160)
   Unrealized appreciation
     (depreciation) on investments..........     687   (316)  (1,204,733)   2,417,334   5,642,778   (4,206,465)
   Capital gain distributions...............      --     --           --           --          --           --
                                             -------  -----  -----------  -----------  ----------  -----------
       Increase (decrease) in net
         assets from operations.............     542   (640)   4,676,019    7,832,277   3,309,257   (7,858,852)
                                             -------  -----  -----------  -----------  ----------  -----------
From capital transactions:
   Net premiums.............................     205  1,245      363,524      506,459     336,995    1,711,645
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................      --     --   (1,396,734)  (1,204,020)   (327,793)    (161,298)
     Surrenders.............................      --   (837) (14,185,905) (11,807,168) (1,784,432)  (1,995,039)
     Cost of insurance and
       administrative expense (note 4a).....      --     --     (101,242)     (88,298)    (23,729)     (25,079)
     Capital contribution...................      --     --           --           --          --           --
     Transfers (to) from the Guarantee
       Account..............................  (1,525)    (1)  (5,490,780)     313,760     (72,508)     854,470
     Transfers (to) from other
       subaccounts..........................   1,504     87  (11,320,881)  21,529,464    (612,295)  (6,333,589)
                                             -------  -----  -----------  -----------  ----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............     184    494  (32,132,018)   9,250,197  (2,483,762)  (5,948,890)
                                             -------  -----  -----------  -----------  ----------  -----------
Increase (decrease) in net assets...........     726   (146) (27,455,999)  17,082,474     825,495  (13,807,742)
Net assets at beginning of year.............   2,227  2,373  103,886,893   86,804,419  14,518,054   28,325,796
                                             -------  -----  -----------  -----------  ----------  -----------
Net assets at end of period................. $ 2,953  2,227   76,430,894  103,886,893  15,343,549   14,518,054
                                             =======  =====  ===========  ===========  ==========  ===========
Changes in units (note 5):
   Units purchased..........................     261    121       24,423    1,961,631      45,930      333,586
   Units redeemed...........................    (233)   (76)  (2,183,242)  (1,228,256)   (384,451)  (1,119,627)
                                             -------  -----  -----------  -----------  ----------  -----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................      28     45   (2,158,819)     733,375    (338,521)    (786,041)
                                             =======  =====  ===========  ===========  ==========  ===========

                                             ------------------------

                                                Global Technology
                                                   Portfolio --
                                                  Service Shares
                                             -----------------------
                                                    Year ended
                                                   December 31,
                                             -----------------------
                                                2003         2002
                                             ----------  -----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)..........   (210,408)    (238,997)
   Net realized gain (loss) on
     investments............................ (5,562,604)  (9,282,404)
   Unrealized appreciation
     (depreciation) on investments.......... 10,882,379      147,665
   Capital gain distributions...............         --           --
                                             ----------  -----------
       Increase (decrease) in net
         assets from operations.............  5,109,367   (9,373,736)
                                             ----------  -----------
From capital transactions:
   Net premiums.............................    355,170    1,028,295
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................    (89,828)    (222,823)
     Surrenders............................. (1,744,347)  (1,501,549)
     Cost of insurance and
       administrative expense (note 4a).....    (23,379)     (18,687)
     Capital contribution...................         --           --
     Transfers (to) from the Guarantee
       Account..............................    697,655      668,834
     Transfers (to) from other
       subaccounts..........................  7,253,273   (1,954,095)
                                             ----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  6,448,544   (2,000,025)
                                             ----------  -----------
Increase (decrease) in net assets........... 11,557,911  (11,373,761)
Net assets at beginning of year............. 11,316,324   22,690,085
                                             ----------  -----------
Net assets at end of period................. 22,874,235   11,316,324
                                             ==========  ===========
Changes in units (note 5):
   Units purchased..........................  2,396,071      643,559
   Units redeemed...........................   (538,859)  (1,405,658)
                                             ----------  -----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................  1,857,212     (762,099)
                                             ==========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                              Janus Aspen Series (continued)
                                           -----------------------------------------------------------------------------
                                                                                                 International Growth
                                               Growth Portfolio --       Growth Portfolio --         Portfolio --
                                              Institutional Shares         Service Shares        Institutional Shares
                                           --------------------------  ----------------------  ------------------------
                                                   Year ended                Year ended               Year ended
                                                  December 31,              December 31,             December 31,
                                           --------------------------  ----------------------  ------------------------
                                               2003          2002         2003        2002         2003         2002
                                           ------------  ------------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (3,128,772)   (4,903,689)   (268,091)   (321,823)    (182,541)    (765,661)
 Net realized gain (loss) on investments..  (52,859,279)  (99,920,991) (2,547,271) (1,765,277) (12,495,460) (41,836,662)
 Unrealized appreciation (depreciation)
   on investments.........................  117,113,119    (7,717,037)  7,296,628  (4,813,693)  38,222,502    5,324,774
 Capital gain distributions...............           --            --          --          --           --           --
                                           ------------  ------------  ----------  ----------  -----------  -----------
    Increase (decrease) in net assets
     from operations......................   61,125,068  (112,541,717)  4,481,266  (6,900,793)  25,544,501  (37,277,549)
                                           ------------  ------------  ----------  ----------  -----------  -----------
From capital transactions:
 Net premiums.............................      979,900     1,415,239     917,553   3,030,204      220,470      472,569
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (1,930,774)   (3,954,258)   (238,036)   (262,111)    (605,205)    (790,367)
   Surrenders.............................  (28,536,349)  (39,432,894) (1,457,229) (1,162,456)  (9,788,903) (14,358,128)
   Cost of insurance and administrative
    expense (note 4a).....................     (376,802)     (480,172)    (28,564)    (15,712)    (115,532)    (148,609)
   Capital contribution...................           --            --          --          --           --           --
   Transfers (to) from the Guarantee
    Account...............................   (5,089,081)   (6,465,868)     98,485   2,928,077   (1,016,738)  (1,558,493)
   Transfers (to) from other subaccounts..  (21,000,773)  (69,121,974)   (875,444) (2,962,138)  (9,733,391) (18,808,519)
                                           ------------  ------------  ----------  ----------  -----------  -----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  (55,953,879) (118,039,927) (1,583,235)  1,555,864  (21,039,299) (35,191,547)
                                           ------------  ------------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets.........    5,171,189  (230,581,644)  2,898,031  (5,344,929)   4,505,202  (72,469,096)
Net assets at beginning of year...........  238,533,271   469,114,915  16,886,278  22,231,207   92,013,961  164,483,057
                                           ------------  ------------  ----------  ----------  -----------  -----------
Net assets at end of period............... $243,704,460   238,533,271  19,784,309  16,886,278   96,519,163   92,013,961
                                           ============  ============  ==========  ==========  ===========  ===========
Changes in units (note 5):
 Units purchased..........................       80,837       114,028     219,586     712,378       18,417       35,305
 Units redeemed...........................   (4,696,770)   (9,630,052)   (556,187)   (526,688)  (1,775,979)  (2,680,856)
                                           ------------  ------------  ----------  ----------  -----------  -----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (4,615,933)   (9,516,025)   (336,601)    185,690   (1,757,562)  (2,645,551)
                                           ============  ============  ==========  ==========  ===========  ===========

                                           -----------------------
                                            International Growth
                                                Portfolio --
                                               Service Shares
                                           ----------------------
                                                 Year ended
                                                December 31,
                                           ----------------------
                                              2003        2002
                                           ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    (77,971)   (107,007)
 Net realized gain (loss) on investments..  3,101,834   1,675,647
 Unrealized appreciation (depreciation)
   on investments.........................  4,835,337  (1,538,425)
 Capital gain distributions...............         --          --
                                           ----------  ----------
    Increase (decrease) in net assets
     from operations......................  7,859,200      30,215
                                           ----------  ----------
From capital transactions:
 Net premiums.............................  4,385,717   4,878,241
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (178,982)    (80,967)
   Surrenders............................. (1,307,228) (1,969,765)
   Cost of insurance and administrative
    expense (note 4a).....................    (23,491)     (8,923)
   Capital contribution...................         --          --
   Transfers (to) from the Guarantee
    Account...............................  1,065,571   3,572,037
   Transfers (to) from other subaccounts.. (2,291,493) (4,856,612)
                                           ----------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  1,650,094   1,534,011
                                           ----------  ----------
Increase (decrease) in net assets.........  9,509,294   1,564,226
Net assets at beginning of year........... 13,348,080  11,783,854
                                           ----------  ----------
Net assets at end of period............... 22,857,374  13,348,080
                                           ==========  ==========
Changes in units (note 5):
 Units purchased..........................  2,293,339   1,533,615
 Units redeemed........................... (1,599,151)   (493,090)
                                           ----------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    694,188   1,040,526
                                           ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                               Janus Aspen Series (continued)
                                           -------------------------------------------------------------------------------
                                                  Mid Cap Growth            Mid Cap Growth           Worldwide Growth
                                                   Portfolio --              Portfolio --              Portfolio --
                                               Institutional Shares         Service Shares         Institutional Shares
                                           ---------------------------  ----------------------  -------------------------
                                                    Year ended                Year ended                Year ended
                                                   December 31,              December 31,              December 31,
                                           ---------------------------  ----------------------  -------------------------
                                                2003          2002         2003        2002         2003         2002
                                           -------------  ------------  ----------  ----------  -----------  ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (1,842,365)   (2,459,013)   (184,244)   (188,764)    (873,143)   (2,626,846)
 Net realized gain (loss) on investments..  (107,125,873) (116,460,403) (1,263,523) (1,335,546) (65,238,753)  (88,689,406)
 Unrealized appreciation (depreciation)
   on investments.........................   145,894,301    53,228,747   4,865,717  (2,815,167) 121,705,488   (49,777,584)
 Capital gain distributions...............            --            --          --          --           --            --
                                           -------------  ------------  ----------  ----------  -----------  ------------
    Increase (decrease) in net assets
     from operations......................    36,926,063   (65,690,669)  3,417,950  (4,339,477)  55,593,592  (141,093,836)
                                           -------------  ------------  ----------  ----------  -----------  ------------
From capital transactions:
 Net premiums.............................       580,508       970,445     545,775   2,176,457      873,384     1,591,882
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................    (1,237,618)   (1,071,153)    (46,466)    (79,722)  (2,524,468)   (3,215,971)
   Surrenders.............................   (12,807,058)  (20,207,625)   (852,214)   (614,514) (36,943,233)  (56,384,804)
   Cost of insurance and administrative
    expense (note 4a).....................      (210,373)     (250,677)    (19,255)    (10,903)    (406,174)     (568,667)
   Capital contribution...................            --            --          --          --           --            --
   Transfers (to) from the Guarantee
    Account...............................      (904,876)   (2,877,333)    299,293   1,805,610   (4,918,259)   (8,173,907)
   Transfers (to) from other subaccounts..    (6,319,476)  (38,193,082)   (394,979) (1,473,277) (42,272,061)  (67,194,776)
                                           -------------  ------------  ----------  ----------  -----------  ------------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (20,898,893)  (61,629,425)   (467,846)  1,803,651  (86,190,811) (133,946,243)
                                           -------------  ------------  ----------  ----------  -----------  ------------
Increase (decrease) in net assets.........    16,027,170  (127,320,094)  2,950,104  (2,535,826) (30,597,219) (275,040,079)
Net assets at beginning of year...........   123,967,942   251,288,036  10,607,612  13,143,438  314,223,896   589,263,975
                                           -------------  ------------  ----------  ----------  -----------  ------------
Net assets at end of period............... $ 139,995,112   123,967,942  13,557,716  10,607,612  283,626,677   314,223,896
                                           =============  ============  ==========  ==========  ===========  ============
Changes in units (note 5):
 Units purchased..........................        45,716        81,164     290,833     941,818       52,004        89,135
 Units redeemed...........................    (1,691,522)   (5,203,604)   (451,844)   (515,129)  (5,184,096)   (7,577,020)
                                           -------------  ------------  ----------  ----------  -----------  ------------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    (1,645,806)   (5,122,440)   (161,011)    426,689   (5,132,092)   (7,487,885)
                                           =============  ============  ==========  ==========  ===========  ============

                                           -----------------------
                                              Worldwide Growth
                                                Portfolio --
                                               Service Shares
                                           ----------------------
                                                 Year ended
                                                December 31,
                                           ----------------------
                                              2003        2002
                                           ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   (157,434)   (237,920)
 Net realized gain (loss) on investments.. (2,222,890) (2,925,905)
 Unrealized appreciation (depreciation)
   on investments.........................  6,825,872  (4,241,986)
 Capital gain distributions...............         --          --
                                           ----------  ----------
    Increase (decrease) in net assets
     from operations......................  4,445,548  (7,405,811)
                                           ----------  ----------
From capital transactions:
 Net premiums.............................  1,193,795   4,141,344
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (272,259)   (269,003)
   Surrenders............................. (1,264,169) (1,288,294)
   Cost of insurance and administrative
    expense (note 4a).....................    (32,443)    (17,796)
   Capital contribution...................         --          --
   Transfers (to) from the Guarantee
    Account...............................    761,299   4,205,224
   Transfers (to) from other subaccounts.. (2,791,658) (2,628,710)
                                           ----------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)... (2,405,435)  4,142,765
                                           ----------  ----------
Increase (decrease) in net assets.........  2,040,113  (3,263,046)
Net assets at beginning of year........... 21,576,696  24,839,742
                                           ----------  ----------
Net assets at end of period............... 23,616,809  21,576,696
                                           ==========  ==========
Changes in units (note 5):
 Units purchased..........................    361,789   1,451,203
 Units redeemed...........................   (806,764)   (730,653)
                                           ----------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (444,975)    720,550
                                           ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                        J.P. Morgan Series Trust II
                                             --------------------------------------------------------------------------------
                                                                        International International   Mid Cap       Mid Cap
                                                                        Opportunities Opportunities    Value         Value
                                                   Bond Portfolio         Portfolio     Portfolio    Portfolio     Portfolio
                                             -------------------------  ------------- ------------- ------------ -------------
                                                           Period from                 Period from                Period from
                                                          September 13,               September 13,              September 13,
                                              Year ended     2002 to     Year ended      2002 to     Year ended     2002 to
                                             December 31, December 31,  December 31,  December 31,  December 31, December 31,
                                                 2003         2002          2003          2002          2003         2002
                                             ------------ ------------- ------------- ------------- ------------ -------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)..........   $   496           (5)           (2)           --          (171)          (5)
   Net realized gain (loss) on
     investments............................       (53)           4             3            --           985           33
   Unrealized appreciation
     (depreciation) on investments..........      (437)          49            51            --         3,794          (42)
   Capital gain distributions...............       624           --            --            --            --           --
                                               -------        -----        ------        ------        ------        -----
       Increase (decrease) in net
         assets from operations.............       630           48            52            --         4,608          (14)
                                               -------        -----        ------        ------        ------        -----
From capital transactions:
   Net premiums.............................    23,654        3,795            --            --        12,980        3,783
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................        --           --            --            --            --           --
     Surrenders.............................    (3,916)          --            --            --        (4,645)          --
     Cost of insurance and
       administrative expense (note 4a).....        (9)          --            --            --           (11)          --
     Capital contribution...................        --           --            --            --            --           --
     Transfers (to) from the Guarantee
       Account..............................     7,549            8           253            --            36          (28)
     Transfers (to) from other
       subaccounts..........................        --           --            --            --            --           --
                                               -------        -----        ------        ------        ------        -----
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............    27,278        3,803           253            --         8,360        3,755
                                               -------        -----        ------        ------        ------        -----
Increase (decrease) in net assets...........    27,908        3,851           305            --        12,968        3,741
Net assets at beginning of year.............     3,851           --            --            --         3,741           --
                                               -------        -----        ------        ------        ------        -----
Net assets at end of period.................   $31,759        3,851           305            --        16,709        3,741
                                               =======        =====        ======        ======        ======        =====
Changes in units (note 5):
   Units purchased..........................     3,058          378            24            --         1,432          368
   Units redeemed...........................      (385)          --            --            --          (512)          --
                                               -------        -----        ------        ------        ------        -----
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................     2,673          378            24            --           920          368
                                               =======        =====        ======        ======        ======        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                 MFS(R) Variable Insurance Trust
                                             ----------------------------------------------------------------------------
                                             MFS(R) Investors Growth Stock MFS(R) Investors Trust   MFS(R) New Discovery
                                                    Series --                     Series --               Series --
                                               Service Class Shares         Service Class Shares    Service Class Shares
                                             ----------------------------  ----------------------  ----------------------
                                             Year ended December 31,       Year ended December 31, Year ended December 31,
                                             ----------------------------  ----------------------  ----------------------
                                                 2003           2002          2003        2002        2003        2002
                                              -----------     ----------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $  (316,005)      (265,735)     (180,151)   (141,304)   (430,847)   (226,659)
   Net realized gain (loss) on
     investments............................  (1,581,632)    (1,261,130)     (442,323)   (724,894)     17,066  (1,110,349)
   Unrealized appreciation
     (depreciation) on investments..........   5,732,067     (4,328,035)    3,758,246  (2,433,416)  7,603,890  (4,476,901)
   Capital gain distributions...............          --             --            --          --          --          --
                                              -----------     ----------   ----------  ----------  ----------  ----------
       Increase (decrease) in net
         assets from operations.............   3,834,430     (5,854,900)    3,135,772  (3,299,614)  7,190,109  (5,813,909)
                                              -----------     ----------   ----------  ----------  ----------  ----------
From capital transactions:
   Net premiums.............................   4,891,595      5,506,535     3,581,369   2,722,816   7,933,349   6,712,923
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................    (136,402)      (220,798)     (262,223)   (103,861)   (197,059)    (44,375)
     Surrenders.............................  (1,210,407)      (705,636)     (956,581)   (513,720) (2,682,639)   (504,494)
     Cost of insurance and
       administrative expense (note 4a).....     (28,905)       (13,368)      (29,083)    (11,390)    (38,023)    (11,222)
     Capital contribution...................          --             --            --          --          --          --
     Transfers (to) from the Guarantee
       Account..............................   1,696,128      3,868,768     1,851,636   4,147,091   2,724,695   5,503,725
     Transfers (to) from other
       subaccounts..........................    (292,666)    (1,306,666)      173,932    (625,508) 16,618,353    (733,091)
                                              -----------     ----------   ----------  ----------  ----------  ----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............   4,919,343      7,128,835     4,359,050   5,615,428  24,358,676  10,923,466
                                              -----------     ----------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets...........   8,753,773      1,273,935     7,494,822   2,315,814  31,548,785   5,109,557
Net assets at beginning of year.............  17,245,315     15,971,380    13,079,323  10,763,509  16,644,408  11,534,851
                                              -----------     ----------   ----------  ----------  ----------  ----------
Net assets at end of period................. $25,999,088     17,245,315    20,574,145  13,079,323  48,193,193  16,644,408
                                              ===========     ==========   ==========  ==========  ==========  ==========
Changes in units (note 5):
   Units purchased..........................     968,092      1,608,339       760,339     909,804   3,288,202   1,717,397
   Units redeemed...........................    (245,175)      (385,119)     (169,222)   (166,278)   (351,735)   (181,865)
                                              -----------     ----------   ----------  ----------  ----------  ----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................     722,917      1,223,220       591,117     743,526   2,936,467   1,535,532
                                              ===========     ==========   ==========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                                     Nations Separate
                                                MFS(R) Variable Insurance Trust (continued)           Account Trust
                                             -------------------------------------------------  -------------------------
                                                                                                                Nations
                                                                                                  Nations       Marsico
                                                       MFS(R)                   MFS(R)            Marsico    International
                                               Total Return Series --     Utilities Series --      Growth    Opportunities
                                                Service Class Shares     Service Class Shares    Portfolio     Portfolio
                                             -------------------------- ----------------------  ------------ -------------
                                                           Period from                          Period from   Period from
                                                          September 31,       Year ended           May 1,       May 1,
                                              Year ended     2002 to         December 31,         2003 to       2003 to
                                             December 31, December 31,  ----------------------  December 31, December 31,
                                                 2003         2002         2003        2002         2003         2003
                                             ------------ ------------- ----------  ----------  ------------ -------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)..........   $   115           --        102,597     130,943      (65,786)     (27,423)
   Net realized gain (loss) on
     investments............................        21           --       (916,779) (1,669,571)     105,009      191,396
   Unrealized appreciation
     (depreciation) on investments..........     3,712           --      6,765,881  (2,574,748)     939,883      754,103
   Capital gain distributions...............        --           --             --          --           --           --
                                               -------       ------     ----------  ----------   ----------    ---------
       Increase (decrease) in net
         assets from operations.............     3,848           --      5,951,699  (4,113,376)     979,106      918,076
                                               -------       ------     ----------  ----------   ----------    ---------
From capital transactions:
   Net premiums.............................    23,500           --      4,156,674   3,219,520    7,515,564    2,848,824
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................        --           --       (460,260)   (171,060)      (7,122)      (5,602)
     Surrenders.............................        --           --     (1,215,530)   (718,457)     (78,641)     (28,541)
     Cost of insurance and
       administrative expense (note 4a).....        --           --        (28,711)    (14,056)      (2,211)      (1,074)
     Capital contribution...................        --           --             --          --           --           --
     Transfers (to) from the Guarantee
       Account..............................        11           --      1,096,332   4,751,787    1,451,247      823,009
     Transfers (to) from other
       subaccounts..........................        --           --      1,968,531  (1,134,920)   5,632,644    4,175,307
                                               -------       ------     ----------  ----------   ----------    ---------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............    23,511           --      5,517,036   5,932,814   14,511,481    7,811,923
                                               -------       ------     ----------  ----------   ----------    ---------
Increase (decrease) in net assets...........    27,359           --     11,468,735   1,819,438   15,490,587    8,729,999
Net assets at beginning of year.............        --           --     15,954,186  14,134,748           --           --
                                               -------       ------     ----------  ----------   ----------    ---------
Net assets at end of period.................   $27,359           --     27,422,921  15,954,186   15,490,587    8,729,999
                                               =======       ======     ==========  ==========   ==========    =========
Changes in units (note 5):
   Units purchased..........................     2,387           --        945,964   1,208,021    1,270,755      655,203
   Units redeemed...........................        --           --       (223,448)   (309,307)     (16,831)      (2,940)
                                               -------       ------     ----------  ----------   ----------    ---------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................     2,387           --        722,516     898,714    1,253,924      652,263
                                               =======       ======     ==========  ==========   ==========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                               Oppenheimer Variable Account Funds
                                             ---------------------------------------------------------------------
                                                                           Oppenheimer
                                                                        Aggressive Growth
                                                    Oppenheimer            Fund/VA --         Oppenheimer Bond
                                             Aggressive Growth Fund/VA   Service Shares            Fund/VA
                                             -------------------------  ----------------- ------------------------
                                                                           Year ended
                                              Year ended December 31,     December 31,     Year ended December 31,
                                             -------------------------  ----------------- ------------------------
                                                 2003          2002        2003     2002      2003         2002
                                             ------------  -----------  ---------  ------ -----------  -----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $ (1,432,640)    (919,794)    (9,255)     --   5,783,153    7,324,004
   Net realized gain (loss) on
     investments............................  (46,670,609) (42,699,762)    16,228      --     994,550   (2,290,860)
   Unrealized appreciation
     (depreciation) on investments..........   70,135,856   (8,201,440)    48,911      --    (401,178)   4,194,633
   Capital gain distributions...............           --           --         --      --          --           --
                                             ------------  -----------  ---------  ------ -----------  -----------
Increase (decrease) in net assets from
  operations................................   22,032,607  (51,820,996)    55,884      --   6,376,525    9,227,777
                                             ------------  -----------  ---------  ------ -----------  -----------
From capital transactions:
   Net premiums.............................      790,710      424,830  1,855,247      --     336,346      333,741
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................     (760,971)  (1,454,599)   (27,633)     --  (1,190,649)  (1,100,434)
     Surrenders.............................  (14,128,996) (18,415,563)   (25,593)     -- (17,991,802) (17,806,279)
     Cost of insurance and
       administrative expense (note 4a).....     (157,153)    (198,500)      (139)     --    (151,454)    (137,485)
     Capital contribution...................           --           --         --      --          --           --
     Transfers (to) from the Guarantee
       Account..............................   (1,484,201)  (2,208,000)   136,583      --  (3,500,030)  (1,988,023)
     Transfers (to) from other
       subaccounts..........................   (3,116,371) (16,738,421)   656,951      -- (11,552,432)  16,127,428
                                             ------------  -----------  ---------  ------ -----------  -----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (18,856,982) (38,590,253) 2,595,416      -- (34,050,021)  (4,571,052)
                                             ------------  -----------  ---------  ------ -----------  -----------
Increase (decrease) in net assets...........    3,175,625  (90,411,249) 2,651,300      -- (27,673,494)   4,656,725
Net assets at beginning of year.............  105,207,505  195,618,754         --      -- 132,821,716  128,164,991
                                             ------------  -----------  ---------  ------ -----------  -----------
Net assets at end of period................. $108,383,130  105,207,505  2,651,300      -- 105,148,222  132,821,716
                                             ============  ===========  =========  ====== ===========  ===========
Changes in units (note 5):
   Units purchased..........................       33,579       18,334    225,667      --      17,560      510,769
   Units redeemed...........................     (834,374)  (1,693,005)    (4,547)     --  (1,795,165)    (652,520)
                                             ------------  -----------  ---------  ------ -----------  -----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................     (800,795)  (1,674,671)   221,120      --  (1,777,605)    (141,751)
                                             ============  ===========  =========  ====== ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                             Oppenheimer Variable Account Funds (continued)
                                             -----------------------------------------------------------------------------
                                                                            Oppenheimer Capital       Oppenheimer Global
                                                 Oppenheimer Capital      Appreciation Fund/VA --    Securities Fund/VA --
                                                Appreciation Fund/VA           Service Shares           Service Shares
                                             --------------------------  -------------------------  ----------------------
                                                                                       Period from
                                                     Year ended                       September 31,       Year ended
                                                    December 31,          Year ended     2002 to         December 31,
                                             --------------------------  December 31, December 31,  ----------------------
                                                 2003          2002          2003         2002         2003        2002
                                             ------------  ------------  ------------ ------------- ----------  ----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $ (1,715,965)   (1,772,007)    (30,380)         (1)      (456,540)   (321,546)
   Net realized gain (loss) on
     investments............................  (17,481,761)  (48,362,276)     65,638          18          6,406  (1,589,922)
   Unrealized appreciation
     (depreciation) on investments..........   62,718,810   (33,111,732)    544,217         (33)    18,054,212  (5,608,851)
   Capital gain distributions...............           --            --          --          --             --          --
                                             ------------  ------------   ---------       -----     ----------  ----------
       Increase (decrease) in net
         assets from operations.............   43,521,084   (83,246,015)    579,475         (16)    17,604,078  (7,520,319)
                                             ------------  ------------   ---------       -----     ----------  ----------
From capital transactions:
   Net premiums.............................      732,373     1,321,610   3,572,773       1,000     14,376,562  13,299,853
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................   (1,181,374)   (1,609,570)    (42,740)         --       (747,213)    (98,941)
     Surrenders.............................  (18,866,152)  (30,157,858)   (155,783)         --     (1,915,065) (1,075,308)
     Cost of insurance and
       administrative expense (note 4a).....     (232,524)     (285,990)     (1,329)         --        (60,846)    (19,629)
     Capital contribution...................           --            --          --          --             --          --
     Transfers (to) from the Guarantee
       Account..............................   (1,117,118)   (2,965,173)    342,200         (18)     3,991,066   7,802,844
     Transfers (to) from other
       subaccounts..........................       72,692   (18,129,640)  2,480,717          --      3,752,107     164,149
                                             ------------  ------------   ---------       -----     ----------  ----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (20,592,103)  (51,826,621)  6,195,838         982     19,396,611  20,072,968
                                             ------------  ------------   ---------       -----     ----------  ----------
Increase (decrease) in net assets...........   22,928,981  (135,072,636)  6,775,313         966     37,000,689  12,552,649
Net assets at beginning of year.............  167,110,932   302,183,568         966          --     32,507,109  19,954,460
                                             ------------  ------------   ---------       -----     ----------  ----------
Net assets at end of period................. $190,039,913   167,110,932   6,776,279         966     69,507,798  32,507,109
                                             ============  ============   =========       =====     ==========  ==========
Changes in units (note 5):
   Units purchased..........................       32,848        61,837     562,975         100      2,770,156   2,854,615
   Units redeemed...........................     (873,045)   (2,487,996)    (17,592)         --       (341,029)   (159,167)
                                             ------------  ------------   ---------       -----     ----------  ----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended
     December 31, 2003 and 2002.............     (840,197)   (2,426,159)    545,383         100      2,429,127   2,695,448
                                             ============  ============   =========       =====     ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4


                                                                       Oppenheimer Variable Account Funds (continued)
                                           -----------------------------------------------------------------------------
                                                                                               Oppenheimer Main Street
                                                                         Oppenheimer Main             Small Cap
                                            Oppenheimer High Income      Street Fund/VA --            Fund/VA --
                                                    Fund/VA               Service Shares            Service Shares
                                           -------------------------  ----------------------  --------------------------
                                                                                                            Period from
                                                                            Year ended                     September 13,
                                            Year ended December 31,        December 31,        Year ended     2002 to
                                           -------------------------  ----------------------  December 31, December 31,
                                               2003          2002        2003        2002         2003         2002
                                           ------------  -----------  ----------  ----------  ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  6,021,551   10,362,690    (318,989)   (273,634)    (38,426)         --
 Net realized gain (loss) on investments..   (7,648,698) (13,523,864)   (674,767)   (995,387)    244,204          --
 Unrealized appreciation (depreciation)
   on investments.........................   22,851,165   (1,394,111) 10,382,149  (5,231,300)    735,614          --
 Capital gain distributions...............           --           --          --          --          --          --
                                           ------------  -----------  ----------  ----------   ---------      ------
    Increase (decrease) in net assets
     from operations......................   21,224,018   (4,555,285)  9,388,393  (6,500,321)    941,392          --
                                           ------------  -----------  ----------  ----------   ---------      ------
From capital transactions:
 Net premiums.............................      323,516      302,905  11,400,665   9,628,345   4,005,309          --
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (1,061,454)  (1,038,921)   (261,771)   (156,607)      1,423          --
   Surrenders.............................  (17,226,273) (17,477,191) (2,729,014) (1,190,964)   (189,507)         --
   Cost of insurance and administrative
    expense (note 4a).....................     (127,406)    (133,044)    (55,604)    (21,821)     (1,215)         --
   Capital contribution...................           --           --          --          --          --          --
   Transfers (to) from the Guarantee
    Account...............................      706,375   (1,401,423)  4,123,014   9,314,136     564,551          --
   Transfers (to) from other subaccounts..   11,539,009    1,717,738     200,917  (1,629,626)  3,295,672          --
                                           ------------  -----------  ----------  ----------   ---------      ------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (5,846,233) (18,029,936) 12,678,207  15,943,463   7,676,233          --
                                           ------------  -----------  ----------  ----------   ---------      ------
Increase (decrease) in net assets.........   15,377,785  (22,585,221) 22,066,600   9,443,142   8,617,625          --
Net assets at beginning of year...........   99,031,774  121,616,995  30,484,495  21,041,353          --          --
                                           ------------  -----------  ----------  ----------   ---------      ------
Net assets at end of period............... $114,409,559   99,031,774  52,551,095  30,484,495   8,617,625          --
                                           ============  ===========  ==========  ==========   =========      ======
Changes in units (note 5):
 Units purchased..........................      227,632       33,421   2,112,321   2,507,057     651,494          --
 Units redeemed...........................     (333,300)    (331,715)   (409,228)   (397,368)    (15,794)         --
                                           ------------  -----------  ----------  ----------   ---------      ------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................     (105,668)    (298,294)  1,703,093   2,109,689     635,700          --
                                           ============  ===========  ==========  ==========   =========      ======


                                           ------------------------


                                             Oppenheimer Multiple
                                              Strategies Fund/VA
                                           -----------------------

                                                  Year ended
                                                 December 31,
                                           -----------------------
                                              2003         2002
                                           ----------  -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........  1,156,603    1,810,856
 Net realized gain (loss) on investments.. (2,654,977)  (4,377,605)
 Unrealized appreciation (depreciation)
   on investments......................... 15,883,735   (8,886,121)
 Capital gain distributions...............         --    1,206,403
                                           ----------  -----------
    Increase (decrease) in net assets
     from operations...................... 14,385,361  (10,246,467)
                                           ----------  -----------
From capital transactions:
 Net premiums.............................    455,803      233,328
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (656,797)    (771,558)
   Surrenders............................. (8,963,484)  (9,684,520)
   Cost of insurance and administrative
    expense (note 4a).....................    (97,860)    (100,309)
   Capital contribution...................         --           --
   Transfers (to) from the Guarantee
    Account............................... (1,271,305)  (1,420,126)
   Transfers (to) from other subaccounts..  3,155,117    1,831,617
                                           ----------  -----------
    Increase (decrease) in net assets
     from capital transactions (note 5)... (7,378,526)  (9,911,568)
                                           ----------  -----------
Increase (decrease) in net assets.........  7,006,835  (20,158,035)
Net assets at beginning of year........... 70,456,593   90,614,628
                                           ----------  -----------
Net assets at end of period............... 77,463,428   70,456,593
                                           ==========  ===========
Changes in units (note 5):
 Units purchased..........................    207,744       29,059
 Units redeemed...........................   (632,246)    (169,207)
                                           ----------  -----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (424,502)    (140,148)
                                           ==========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                                    PIMCO Variable
                                                      PBHG Insurance Series Fund, Inc.             Insurance Trust
                                             -------------------------------------------------  ------------------------
                                                                                                Foreign Bond Portfolio --
                                                                            PBHG Large Cap          Administrative
                                             PBHG Growth II Portfolio      Growth Portfolio          Class Shares
                                             ------------------------  -----------------------  ------------------------
                                                    Year ended                Year ended              Year ended
                                                   December 31,              December 31,            December 31,
                                             ------------------------  -----------------------  ------------------------
                                                 2003         2002        2003         2002        2003          2002
                                             -----------  -----------  ----------  -----------   ----------   ---------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $  (195,692)    (297,967)   (262,616)    (410,193)    118,876      102,329
   Net realized gain (loss) on
     investments............................  (1,883,145)  (4,442,783) (8,228,688) (12,049,095)     96,041       32,697
   Unrealized appreciation
     (depreciation) on investments..........   5,011,706   (3,716,947) 13,355,969    1,566,981    (202,048)     214,621
   Capital gain distributions...............          --           --          --           --          --       29,547
                                             -----------  -----------  ----------  -----------   ----------   ---------
       Increase (decrease) in net
         assets from operations.............   2,932,869   (8,457,697)  4,864,665  (10,892,307)     12,869      379,194
                                             -----------  -----------  ----------  -----------   ----------   ---------
From capital transactions:
   Net premiums.............................       9,694       86,411      43,402      158,609   2,864,477    2,534,119
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................     (71,762)    (167,479)   (270,190)    (304,121)   (108,418)     (78,514)
     Surrenders.............................  (1,582,375)  (2,531,439) (2,666,909)  (3,046,102)   (710,228)    (629,627)
     Cost of insurance and
       administrative expense (note 4a).....     (23,986)     (33,720)    (29,342)     (39,333)    (12,661)      (3,584)
     Capital contribution...................          --           --          --           --          --           --
     Transfers (to) from the Guarantee
       Account..............................    (436,624)    (263,278)    (53,691)    (244,641)  1,263,742    1,766,103
     Transfers (to) from other
       subaccounts..........................  (1,201,053)  (3,755,993) (1,501,872)  (9,286,510)   (211,071)   1,580,968
                                             -----------  -----------  ----------  -----------   ----------   ---------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (3,306,106)  (6,665,498) (4,478,602) (12,762,098)  3,085,841    5,169,465
                                             -----------  -----------  ----------  -----------   ----------   ---------
Increase (decrease) in net assets...........    (373,237) (15,123,195)    386,063  (23,654,405)  3,098,710    5,548,659
Net assets at beginning of year.............  14,811,156   29,934,351  19,664,091   43,318,496   8,205,734    2,657,075
                                             -----------  -----------  ----------  -----------   ----------   ---------
Net assets at end of period................. $14,437,919   14,811,156  20,050,154   19,664,091  11,304,444    8,205,734
                                             ===========  ===========  ==========  ===========   ==========   =========
Changes in units (note 5):
   Units purchased..........................       1,263       10,042       4,210       11,101     346,790      522,916
   Units redeemed...........................    (432,103)    (786,381)   (358,809)    (904,867)    (88,051)     (63,086)
                                             -----------  -----------  ----------  -----------   ----------   ---------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................    (430,840)    (776,339)   (354,599)    (893,766)    258,739      459,830
                                             ===========  ===========  ==========  ===========   ==========   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4


                                                           PIMCO Variable Insurance Trust (continued)
                                           --------------------------------------------------------------------------
                                                                         Long-Term U.S.
                                                  High Yield               Government              Total Return
                                                 Portfolio --             Portfolio --             Portfolio  --
                                             Administrative Class     Administrative Class      Administrative Class
                                                    Shares                   Shares                   Shares
                                           -----------------------  -----------------------  ------------------------
                                                  Year ended               Year ended               Year ended
                                                 December 31,             December 31,             December 31,
                                           -----------------------  -----------------------  ------------------------
                                               2003        2002         2003        2002         2003         2002
                                           -----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ 3,514,922   1,416,704    1,167,948   2,517,813    2,691,026    2,732,972
 Net realized gain (loss) on investments..   1,772,986    (591,390)     610,025     485,655    1,792,216      177,209
 Unrealized appreciation (depreciation)
   on investments.........................   6,070,757    (524,325)  (1,489,148)  2,464,132     (208,896)   3,656,979
 Capital gain distributions...............          --          --    1,107,205   1,578,385    1,947,400    1,465,042
                                           -----------  ----------  -----------  ----------  -----------  -----------
    Increase (decrease) in net assets
     from operations......................  11,358,665     300,989    1,396,030   7,045,985    6,221,746    8,032,202
                                           -----------  ----------  -----------  ----------  -----------  -----------
From capital transactions:
 Net premiums.............................  33,090,449  12,994,194   29,794,714  21,145,091   75,153,679   51,790,340
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................  (1,139,939)   (145,288)    (431,025)   (242,802)  (2,090,699)  (1,115,666)
   Surrenders.............................  (3,798,762) (1,404,912)  (7,116,423) (4,550,260) (12,485,393)  (4,996,708)
   Cost of insurance and administrative
    expense (note 4a).....................     (73,579)    (13,394)    (104,205)    (36,310)    (274,968)     (69,623)
   Capital contribution...................          --          --           --          --           --           --
   Transfers (to) from the Guarantee
    Account...............................   6,595,488   7,031,680    3,982,466  14,415,575   20,679,095   37,370,371
   Transfers (to) from other subaccounts..   9,766,343   2,500,144  (29,341,069) 12,315,026    8,496,413   16,114,191
                                           -----------  ----------  -----------  ----------  -----------  -----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  44,440,000  20,962,424   (3,215,542) 43,046,320   89,478,127   99,092,905
                                           -----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets.........  55,798,665  21,263,413   (1,819,512) 50,092,305   95,699,873  107,125,107
Net assets at beginning of year...........  34,306,297  13,042,884   72,964,525  22,872,220  155,040,346   47,915,239
                                           -----------  ----------  -----------  ----------  -----------  -----------
Net assets at end of period............... $90,104,962  34,306,297   71,145,013  72,964,525  250,740,219  155,040,346
                                           ===========  ==========  ===========  ==========  ===========  ===========
Changes in units (note 5):
 Units purchased..........................   4,686,933   2,371,199    2,035,239   3,953,613    9,067,959    9,169,893
 Units redeemed...........................    (516,906)   (162,910)  (2,228,991)   (396,711)  (1,295,098)    (535,432)
                                           -----------  ----------  -----------  ----------  -----------  -----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   4,170,027   2,208,289     (193,752)  3,556,902    7,772,861    8,634,461
                                           ===========  ==========  ===========  ==========  ===========  ===========

                                            The Prudential
                                           Series Fund, Inc.
                                           ----------------


                                               Jennison
                                             Portfolio --
                                               Class II
                                           ----------------
                                              Year ended
                                             December 31,
                                           ----------------
                                             2003     2002
                                           -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........  (2,097)    (530)
 Net realized gain (loss) on investments..  (1,818)     (77)
 Unrealized appreciation (depreciation)
   on investments.........................  35,176  (12,635)
 Capital gain distributions...............      --       --
                                           -------  -------
    Increase (decrease) in net assets
     from operations......................  31,261  (13,242)
                                           -------  -------
From capital transactions:
 Net premiums............................. 334,643       --
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................      --       --
   Surrenders............................. (14,265)    (873)
   Cost of insurance and administrative
    expense (note 4a).....................     (91)     (42)
   Capital contribution...................      --       --
   Transfers (to) from the Guarantee
    Account...............................  26,680      904
   Transfers (to) from other subaccounts..  74,248    1,330
                                           -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)... 421,215    1,319
                                           -------  -------
Increase (decrease) in net assets......... 452,476  (11,923)
Net assets at beginning of year...........  28,350   40,273
                                           -------  -------
Net assets at end of period............... 480,826   28,350
                                           =======  =======
Changes in units (note 5):
 Units purchased..........................  51,610      302
 Units redeemed...........................  (2,245)    (124)
                                           -------  -------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................  49,365      178
                                           =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                        The Prudential Series Fund, Inc.                Rydex Variable Trust
                                             --------------------------------------------------------  ----------------------
                                                                    SP Jennison     SP Prudential U.S.
                                               Jennison 20/20      International    Emerging Growth
                                             Focus Portfolio -- Growth Portfolio --   Portfolio --
                                                  Class II            Class II          Class II              OTC Fund
                                             ------------------ ------------------  -----------------  ----------------------
                                                Period from         Year ended         Year ended            Year ended
                                               May 1, 2003 to      December 31,       December 31,          December 31,
                                                December 31,    ------------------  -----------------  ----------------------
                                                    2003          2003      2002     2003      2002       2003        2002
                                             ------------------ --------  --------  ------   -------   ----------  ----------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)..........      $   (586)       (1,235)   (1,233) (1,062)   (1,143)    (129,085)    (81,489)
   Net realized gain (loss) on
     investments............................           635       115,131    96,716  (1,092)  (10,193)    (880,952) (1,214,189)
   Unrealized appreciation
     (depreciation) on investments..........        14,101          (174)    4,183  24,293   (24,612)   3,894,505  (1,613,739)
   Capital gain distributions...............            --            --        --      --        --           --          --
                                                  --------      --------  --------  ------   -------   ----------  ----------
       Increase (decrease) in net
         assets from operations.............        14,150       113,722    99,666  22,139   (35,948)   2,884,468  (2,909,417)
                                                  --------      --------  --------  ------   -------   ----------  ----------
From capital transactions:
   Net premiums.............................        86,414            --     1,277      --     3,751    5,383,663   1,000,334
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................            --            --        --      --        --     (122,845)   (147,559)
     Surrenders.............................        (2,148)         (667)     (687) (1,129)     (970)    (459,642)   (246,637)
     Cost of insurance and
       administrative expense (note 4a).....          (104)          (23)      (25)   (120)     (211)     (12,398)     (4,296)
     Capital contribution...................            --            --        --      --        --           --          --
     Transfers (to) from the Guarantee
       Account..............................        (7,927)            3    12,692     (12)  (16,626)     739,417     963,813
     Transfers (to) from other
       subaccounts..........................        97,068      (109,282) (117,674)  2,267    25,140     (663,629)    290,281
                                                  --------      --------  --------  ------   -------   ----------  ----------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............       173,303      (109,969) (104,417)  1,006    11,084    4,864,566   1,855,936
                                                  --------      --------  --------  ------   -------   ----------  ----------
Increase (decrease) in net assets...........       187,453         3,753    (4,751) 23,145   (24,864)   7,749,034  (1,053,481)
Net assets at beginning of year.............            --        12,436    17,187  57,104    81,968    5,132,705   6,186,186
                                                  --------      --------  --------  ------   -------   ----------  ----------
Net assets at end of period.................      $187,453        16,189    12,436  80,249    57,104   12,881,739   5,132,705
                                                  ========      ========  ========  ======   =======   ==========  ==========
Changes in units (note 5):
   Units purchased..........................        16,099            --         1     180     1,226    1,775,647     640,164
   Units redeemed...........................          (893)         (111)     (109)   (100)     (782)    (364,960)   (113,977)
                                                  --------      --------  --------  ------   -------   ----------  ----------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................        15,206          (111)     (108)     80       444    1,410,687     526,187
                                                  ========      ========  ========  ======   =======   ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                   Salomon Brothers Variable Series Fund Inc
                                           ------------------------------------------------------------------
                                                                                              Salomon
                                                    Salomon              Salomon             Brothers
                                                   Brothers              Brothers            Variable
                                              Variable Investors     Variable All Cap     Strategic Bond
                                                Fund -- Class I      Fund -- Class II     Fund -- Class I
                                           ------------------------  ---------------- ----------------------
                                                  Year ended           Period from          Year ended
                                                 December 31,         May 1, 2003 to       December 31,
                                           ------------------------    December 31,   ----------------------
                                               2003         2002           2003          2003        2002
                                           -----------  -----------  ---------------- ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $     6,553     (231,364)      (29,236)     1,893,922   1,585,850
 Net realized gain (loss) on investments..  (3,305,045)  (7,068,735)       50,864      3,320,791     314,932
 Unrealized appreciation (depreciation)
   on investments.........................  15,342,042  (10,510,993)      632,103       (476,633)    916,210
 Capital gain distributions...............          --           --            --      1,117,503          --
                                           -----------  -----------     ---------     ----------  ----------
    Increase (decrease) in net assets
     from operations......................  12,043,550  (17,811,092)      653,731      5,855,583   2,816,992
                                           -----------  -----------     ---------     ----------  ----------
From capital transactions:
 Net premiums.............................     181,229      268,246     4,336,529        208,356     338,554
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................    (302,041)    (365,214)           --       (424,122)   (327,742)
   Surrenders.............................  (4,547,900)  (5,236,850)      (19,353)    (6,966,411) (6,232,629)
   Cost of insurance and administrative
    expense (note 4a).....................     (59,549)     (64,363)       (1,031)       (61,558)    (36,902)
   Capital contribution...................          --           --            --             --          --
   Transfers (to) from the Guarantee
    Account...............................     (88,882)    (327,421)      341,249       (707,601) (1,287,406)
   Transfers (to) from other subaccounts..     746,923    5,085,756     1,803,975      7,070,157  23,271,597
                                           -----------  -----------     ---------     ----------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  (4,070,220)    (639,846)    6,461,369       (881,179) 15,725,472
                                           -----------  -----------     ---------     ----------  ----------
Increase (decrease) in net assets.........   7,973,330  (18,450,938)    7,115,100      4,974,404  18,542,464
Net assets at beginning of year...........  45,819,657   64,270,595            --     45,854,842  27,312,378
                                           -----------  -----------     ---------     ----------  ----------
Net assets at end of period............... $53,792,987   45,819,657     7,115,100     50,829,246  45,854,842
                                           ===========  ===========     =========     ==========  ==========
Changes in units (note 5):
 Units purchased..........................     109,490    2,264,539       552,197        210,880   2,075,514
 Units redeemed...........................    (589,640)  (2,537,779)       (1,737)      (236,411)   (693,797)
                                           -----------  -----------     ---------     ----------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    (480,150)    (273,240)      550,460        (25,531)  1,381,717
                                           ===========  ===========     =========     ==========  ==========

                                           -----------------------
                                                   Salomon
                                                  Brothers
                                                  Variable
                                                Total Return
                                               Fund -- Class I
                                           ----------------------
                                                 Year ended
                                                December 31,
                                           ----------------------
                                              2003        2002
                                           ----------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     26,191      12,298
 Net realized gain (loss) on investments..     (4,660)   (406,813)
 Unrealized appreciation (depreciation)
   on investments.........................  2,108,750  (1,032,748)
 Capital gain distributions...............    215,308          --
                                           ----------  ----------
    Increase (decrease) in net assets
     from operations......................  2,345,589  (1,427,263)
                                           ----------  ----------
From capital transactions:
 Net premiums.............................    178,560     240,921
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (142,592)   (151,522)
   Surrenders............................. (1,420,034) (1,835,498)
   Cost of insurance and administrative
    expense (note 4a).....................    (18,048)    (20,220)
   Capital contribution...................         --          --
   Transfers (to) from the Guarantee
    Account...............................   (126,810)   (300,524)
   Transfers (to) from other subaccounts..    346,920   5,448,543
                                           ----------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)... (1,182,004)  3,381,700
                                           ----------  ----------
Increase (decrease) in net assets.........  1,163,585   1,954,437
Net assets at beginning of year........... 17,415,107  15,460,670
                                           ----------  ----------
Net assets at end of period............... 18,578,692  17,415,107
                                           ==========  ==========
Changes in units (note 5):
 Units purchased..........................     52,944     552,147
 Units redeemed...........................   (172,033)   (221,237)
                                           ----------  ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (119,089)    330,910
                                           ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                             Scudder Variable Series II          Van Kampen Life Investment Trust
                                             -------------------------- --------------------------------------------------
                                                 Scudder Technology             Comstock                  Emerging
                                                Growth Portfolio --           Portfolio --           Growth Portfolio --
                                                    Class B Shares           Class II Shares           Class II Shares
                                             -------------------------- ------------------------  ------------------------
                                                           Period from               Period from               Period from
                                                          September 13,                 May 1,                    May 1,
                                              Year ended     2002 to     Year ended    2002 to     Year ended    2002 to
                                             December 31, December 31,  December 31, December 31, December 31, December 31,
                                                 2003         2002          2003         2002         2003         2002
                                             ------------ ------------- ------------ ------------ ------------ ------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)..........    $   (7)          --        (158,741)    (13,532)     (55,420)     (3,372)
   Net realized gain (loss) on
     investments............................         2           --         432,826     (23,395)      82,607     (18,620)
   Unrealized appreciation
     (depreciation) on investments..........       218           --       3,776,299       8,230      751,563     (62,467)
   Capital gain distributions...............        --           --              --          --           --          --
                                                ------       ------      ----------   ---------    ---------     -------
       Increase (decrease) in net
         assets from operations.............       213           --       4,050,384     (28,697)     778,750     (84,459)
                                                ------       ------      ----------   ---------    ---------     -------
From capital transactions:
   Net premiums.............................       500           --      12,912,713   2,418,009    3,945,283     807,871
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................        --           --        (122,507)         --      (92,720)         --
     Surrenders.............................        --           --        (455,602)    (32,260)    (141,720)     (4,662)
     Cost of insurance and
       administrative expense (note 4a).....        --           --         (13,633)        (43)      (3,884)         --
     Capital contribution...................        --           --              --          --           --          --
     Transfers (to) from the Guarantee
       Account..............................     1,011           --       3,830,858     242,290      701,796      33,090
     Transfers (to) from other
       subaccounts..........................        --           --       5,081,154     781,769    1,083,965     100,237
                                                ------       ------      ----------   ---------    ---------     -------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............     1,511           --      21,232,983   3,409,765    5,492,720     936,536
                                                ------       ------      ----------   ---------    ---------     -------
Increase (decrease) in net assets...........     1,724           --      25,283,367   3,381,068    6,271,470     852,077
Net assets at beginning of year.............        --           --       3,381,068          --      852,077          --
                                                ------       ------      ----------   ---------    ---------     -------
Net assets at end of period.................    $1,724           --      28,664,435   3,381,068    7,123,547     852,077
                                                ======       ======      ==========   =========    =========     =======
Changes in units (note 5):
   Units purchased..........................       115           --       2,330,671     424,410      665,935     117,990
   Units redeemed...........................        --           --         (63,192)     (3,992)     (27,858)       (585)
                                                ------       ------      ----------   ---------    ---------     -------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended December
     31, 2003 and 2002......................       115           --       2,267,479     420,418      638,077     117,405
                                                ======       ======      ==========   =========    =========     =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2003

(1)Description of Entity

   GE Life & Annuity Separate Account 4 (the Account) is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity contracts issued by GE Life & Annuity.

   GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation (GE Capital) acquired GE Life & Annuity from Aon Corporation on April 1, 1996. GE Capital subsequently contributed GE Life & Annuity to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. (GE Financial Assurance) and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company (GECA). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, The Harvest Life Insurance Company (Harvest) merged into the Company on January 1, 1999. At this time The Life Insurance Company of Virginia was renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company (Federal), received common stock of the GE Life & Annuity in exchange for its interest in Harvest.

   GE Life & Annuity is a wholly owned indirect subsidiary of GE Financial Assurance. The stock is owned directly by GECA, which owns approximately 85% of GE Life and Annuity's outstanding common stock, Federal, which owns approximately 12% of GE Life and Annuity's outstanding common stock and GE Financial Assurance, which directly owns the remaining 3% of outstanding common stock. All outstanding non-voting preferred stock is owned by Brookfield Life Assurance Company Limited (Brookfield). Brookfield is partially owned directly by GE Financial Assurance and owned indirectly by GE Capital. GE Financial Assurance is a wholly owned subsidiary of GE Insurance, Inc. (GEI). GEI is a wholly owned subsidiary of GE Capital, which in turn is wholly owned, directly or indirectly, by General Electric Company.

   On November 18, 2003, GE announced its intention to pursue an initial public offering (IPO) of a new company named Genworth Financial, Inc. (Genworth Financial). In connection with the IPO, GE will transfer, among other things, substantially all of the life insurance businesses currently operating within GE Financial Assurance Holdings, Inc., including GE Life & Annuity, to Genworth Financial. GE expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals

   GE Life & Annuity principally offers annuity contracts, institutional stable value products and life insurance. GE Life & Annuity does business in the District of Columbia and all states except New York. GE Life & Annuity's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   Effective May 1, 2003, the following portfolios were made available to the Account.

AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II Shares     Greenwich Street Series Fund
AllianceBernstein Variable Products Series Fund,     Salomon Brothers Variable Emerging Growth Fund -- Class II
 Inc                                               Nations Separate Account Trust
 Technology Portfolio -- Class B                     Nations Marsico Growth Portfolio
Federated Insurance Series                           Nations Marsico International Opportunities Portfolio
 Federated Kaufmann Fund II -- Service Shares      The Prudential Series Fund, Inc.
Fidelity Variable Insurance Products Fund III        Jennison Portfolio -- Class II
 (VIP III)                                           Jennison 20/20 Focus Portfolio -- Class II
 VIP III Dynamic Capital Appreciation Portfolio    Salomon Brothers Variable Series Fund, Inc
   -- Service Class 2                                Salomon Brothers Variable All Cap Fund -- Class II

   All designated portfolios described above are series type mutual funds.

   On November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio Initial Shares and Federated International Small Company Fund II were liquidated in accordance with a decision made by the respective portfolio's Board of Trustees.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


   For 2003 the following portfolios did not reflect any activity and thus were omitted from the presentation of the financial statements:

AIM Variable Insurance Funds                       J.P. Morgan Series Trust II
 AIM V.I. Blue Chip Fund -- Series I Shares          Small Company Portfolio
American Century Variable Portfolios, Inc.           U.S. Large Cap Core Equity Portfolio
 VP International Fund -- Class I                  MFS(R) Variable Insurance Trust
 VP Value Fund -- Class I                            MFS(R) Strategic Income Series -- Service Class Shares
Dreyfus                                            The Prudential Series Fund, Inc.
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares                       Equity Portfolio -- Class II
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio                                       Scudder Variable Series II
Franklin Templeton Variable Insurance Products
 Trust                                               SVS Dreman High Return Equity Portfolio -- Class B Shares
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares                                    SVS Dreman Small Cap Value Portfolio -- Class B Shares
 Mutual Shares Securities Fund -- Class 2 Shares

   All designated portfolios described above are series type mutual funds.

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II. In addition, Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund to Salomon Brothers Variable Strategic Bond fund -- Class I, and its Total Return Fund to Salomon Brothers Variable Total Return Fund -- Class I.

   During 2002, AIM Variable Insurance Funds changed the name of its AIM V. I. Value Fund -- Series I Shares to AIM V. I. Premier Equity Fund -- Series I Shares and its AIM V.I. Growth and Income Fund -- Series I Shares to AIM V.I. Core Equity Fund -- Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio -- Administrative Class Shares to High Yield Portfolio, its Long-Term U. S. Government Bond
Portfolio --Administrative Class Shares to Long-Term U. S. Government Portfolio Administrative Class shares and its Total Return Bond
Portfolio -- Administrative Class Shares to Total Return Portfolio Administrative Class Shares. Additionally, The Prudential Series Fund, Inc. changed the name of its Prudential Jennison Portfolio Class II to Jennison Portfolio Class II.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period

  (b) Unit Classes

   There are nine unit classes of subaccounts based on the annuity contract through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure. Type I units are sold under contract forms P1098 and P1140. Type II units are sold under contract forms P1142, P1143, and P1150. Type III units are sold under contract form P1152. Type IV units are sold under contract form P1151. Type V units are sold under contract form P1153. Types VI and VII units are sold under contract form P1154. Type VIII units are sold under contract form P1611. Type IX units are sold under contract form P1156. Contract form numbers P1140, P1142, P1143 and P1150 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contracts.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Life & Annuity. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Life & Annuity is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with generally accepted accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2003 were:

                                                                                Cost of     Proceeds
                                                                                 Shares       from
                                Fund/Portfolio                                  Acquired   Shares Sold
                                --------------                                 ----------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I Shares........................... $    23,017 $    24,212
 AIM V.I. Basic Value Fund -- Series II Shares................................   8,397,560   1,453,499
 AIM V.I. Capital Appreciation Fund -- Series I Shares........................   9,378,061   7,383,216
 AIM V.I. Capital Development Fund -- Series I Shares.........................      37,596      39,583
 AIM V.I. Core Equity Fund -- Series I Shares.................................      21,426      22,099
 AIM V.I. Global Utilities Fund -- Series I Shares............................     586,096     584,759
 AIM V.I. Government Securities Fund -- Series I Shares.......................  18,343,711  19,186,851
 AIM V.I. Growth Fund -- Series I Shares......................................   3,781,784   3,063,786
 AIM V.I. New Technology Fund -- Series I Shares..............................     402,273     316,383
 AIM V.I. Premier Equity Fund -- Series I Shares..............................  10,084,601  12,548,601
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares............................  56,422,470  76,154,519
 Alger American Small Capitalization Portfolio -- Class O Shares..............  60,706,676  57,973,237
AllianceBernstein Variable Products Series Fund, Inc.:
 Growth and Income Portfolio -- Class B.......................................  85,959,157  42,539,330
 Premier Growth Portfolio -- Class B..........................................  11,382,251  12,305,776
 Quasar Portfolio -- Class B..................................................   7,160,750   5,029,802
 Technology Portfolio -- Class B..............................................   3,237,985     648,842
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I...........................................       2,798         424
 VP Ultra Fund -- Class I.....................................................       1,664         457
Dreyfus:
 Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares  15,078,323  23,395,318
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.........     748,936     987,162
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund.................................................  12,416,325   2,859,680
 VT Income Fund of Boston.....................................................      21,889         925
 VT Worldwide Health Sciences Fund............................................   7,729,771   1,791,747

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                      Cost of       Proceeds
                                                                       Shares         from
                          Fund/Portfolio                              Acquired     Shares Sold
                          --------------                           -------------- --------------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares............. $   26,688,540 $   36,726,149
 Federated Capital Income Fund II.................................     11,426,688     15,208,741
 Federated High Income Bond Fund II -- Primary Shares.............    130,109,798    121,224,644
 Federated High Income Bond Fund II -- Service Shares.............     70,043,425     50,483,537
 Federated International Small Company Fund II....................     33,193,281     37,702,598
 Federated Kaufmann Fund II -- Service Shares.....................     17,134,334      3,960,631
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Initial Class.....................    115,486,483    164,001,217
 VIP Equity-Income Portfolio -- Service Class 2...................     56,522,908     28,102,488
 VIP Growth Portfolio -- Initial Class............................     87,142,323    116,137,890
 VIP Growth Portfolio -- Service Class 2..........................     29,511,700     17,540,302
 VIP Overseas Portfolio -- Initial Class..........................    152,078,368    144,460,863
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Asset Manager/SM/ Portfolio -- Initial Class..............     31,642,698     55,494,943
 VIP II Contrafund(R) Portfolio -- Initial Class..................     94,107,542    126,422,435
 VIP II Contrafund(R) Portfolio -- Service Class 2................     50,113,169     23,332,716
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Dynamic Capital Appreciation Portfolio -- Service Class 2        277,099         65,758
 VIP III Growth & Income Portfolio -- Initial Class...............     41,190,710     43,458,881
 VIP III Growth & Income Portfolio -- Service Class 2.............     17,625,570      9,880,705
 VIP III Growth Opportunities Portfolio -- Initial Class..........     17,521,247     23,502,666
 VIP III Mid Cap Portfolio -- Initial Class.......................         22,781          6,117
 VIP III Mid Cap Portfolio -- Service Class 2.....................     79,754,335     34,998,697
Franklin Templeton Variable Insurance Products Trust:
 Templeton Foreign Securities Fund -- Class 2 Shares..............         11,237            159
 Templeton Global Asset Allocation Fund -- Class 2 Shares.........            111          4,808
GE Investments Funds, Inc.:
 Global Income Fund...............................................     18,348,560     20,492,454
 Income Fund......................................................    164,413,681    193,272,486
 International Equity Fund........................................     83,419,532     81,359,491
 Mid-Cap Value Equity Fund........................................    115,376,147    105,315,983
 Money Market Fund................................................  1,555,928,777  1,838,372,164
 Premier Growth Equity Fund.......................................     90,402,526     53,271,072
 Real Estate Securities Fund......................................     93,915,980     85,396,658
 S&P 500(R) Index Fund............................................    251,025,863    229,697,073
 Small-Cap Value Equity Fund......................................     59,421,494     33,318,485
 Total Return Fund................................................    137,885,132     52,174,885
 U.S. Equity Fund.................................................     55,957,712     46,187,220
 Value Equity Fund................................................     15,639,062      8,506,967
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund.............................     13,290,589     12,959,320
 Goldman Sachs Mid Cap Value Fund.................................     99,706,656    123,944,786
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund -- Class II.......      4,416,188      2,371,810
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares.......................    112,205,059    192,397,549

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                      Cost of     Proceeds
                                                                       Shares       from
                          Fund/Portfolio                              Acquired   Shares Sold
                          --------------                            ------------ ------------
 Balanced Portfolio -- Service Shares.............................. $ 71,216,310 $ 46,414,834
 Capital Appreciation Portfolio -- Institutional Shares............   56,202,259   96,111,670
 Capital Appreciation Portfolio -- Service Shares..................   11,950,875   11,785,868
 Core Equity Portfolio -- Institutional Shares.....................        2,617        2,447
 Flexible Income Portfolio -- Institutional Shares.................  113,193,185  141,277,074
 Global Life Sciences Portfolio -- Service Shares..................   15,949,807   18,655,356
 Global Technology Portfolio -- Service Shares.....................   22,734,211   20,244,284
 Growth Portfolio -- Institutional Shares..........................   69,823,732  128,152,747
 Growth Portfolio -- Service Shares................................    7,549,991    9,437,510
 International Growth Portfolio -- Institutional Shares............   94,703,416  115,494,497
 International Growth Portfolio -- Service Shares..................  208,891,391  207,025,388
 Mid Cap Growth Portfolio -- Institutional Shares..................   75,484,029   98,130,920
 Mid Cap Growth Portfolio -- Service Shares........................    4,155,356    4,806,050
 Worldwide Growth Portfolio -- Institutional Shares................   61,582,759  148,142,182
 Worldwide Growth Portfolio -- Service Shares......................    9,134,769   11,696,227
J.P. Morgan Series Trust II:
 Bond Portfolio....................................................       34,461        6,063
 International Opportunities Portfolio.............................          280           26
 Mid Cap Value Portfolio...........................................       13,082        4,893
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class Shares......   14,626,252   10,158,299
 MFS(R) Investors Trust Series -- Service Class Shares.............   10,082,156    5,914,933
 MFS(R) New Discovery Series -- Service Class Shares...............   45,774,448   21,258,669
 MFS(R) Total Return Series -- Service Class Shares................       23,928          300
 MFS(R) Utilities Series -- Service Class Shares...................   14,617,985    8,999,278
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio..................................   18,302,475    3,914,482
 Nations Marsico International Opportunities Portfolio.............   20,040,014   12,288,863
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA.............................   67,590,978   87,853,809
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...........    3,052,758      468,893
 Oppenheimer Bond Fund/VA..........................................   81,259,706  110,198,711
 Oppenheimer Capital Appreciation Fund/VA..........................   76,190,617   98,842,086
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares........    7,784,847    1,636,674
 Oppenheimer Global Securities Fund/VA -- Service Shares...........   45,039,752   26,164,079
 Oppenheimer High Income Fund/VA...................................  108,916,086  108,787,201
 Oppenheimer Main Street Fund/VA -- Service Shares.................   23,553,621   11,255,530
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares.......   12,509,907    4,896,233
 Oppenheimer Multiple Strategies Fund/VA...........................   29,274,775   34,589,164
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio..........................................   11,962,452   15,500,841
 PBHG Large Cap Growth Portfolio...................................   17,985,512   22,708,177
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class Shares.............   10,863,750    7,629,015
 High Yield Portfolio -- Administrative Class Shares...............  107,570,133   59,610,666
 Long-Term U.S. Government Portfolio -- Administrative Class Shares   73,252,314   74,051,131
 Total Return Portfolio -- Administrative Class Shares.............  214,757,522  120,540,156

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                           Cost of     Proceeds
                                                            Shares       from
                     Fund/Portfolio                        Acquired   Shares Sold
                     --------------                       ----------- -----------
Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II.......................... $ 1,333,150 $   920,022
 Jennison 20/20 Focus Portfolio -- Class II..............     188,077      15,349
 SP Jennison International Growth Portfolio -- Class II..  10,210,701  10,321,905
 SP Prudential U.S. Emerging Growth Portfolio -- Class II       3,267       3,332
Rydex Variable Trust:
 OTC Fund................................................  15,702,306  11,178,851
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable Investors Fund -- Class I.....  26,499,722  30,595,474
 Salomon Brothers Variable All Cap Fund -- Class II......   7,856,359   1,440,010
 Salomon Brothers Variable Strategic Bond Fund -- Class I  53,204,305  51,003,177
 Salomon Brothers Variable Total Return Fund -- Class I..   8,043,700   8,970,184
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares...         515          10
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares...................  27,405,266   6,422,667
 Emerging Growth Portfolio -- Class II Shares............   6,898,505   1,443,786

(4)Related Party Transactions

  (a) GE Life & Annuity

   Net purchase payments transferred from GE Life & Annuity represents gross purchase payments recorded by GE Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until surrender.

   Certain contract owners may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GE Life & Annuity assumes and the death benefit provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by the redemption of units. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. The table below discloses the fees described above by unit type.

                                                                                                 Administrative Mortality and
                                                                                                    Expense     Expense Risk
                                                                      Annual Contract             Charges as a  Charges as a
                                                                        Maintenance              percentage of  percentage of
                                                                        Charge as a              the daily net  the daily net
Unit Contract Form  Distribution                                       percentage of             assets of the  assets of the
Type    Number        Expense        Surrender Charges                Contract Value                Account        Account
---- -------------- ------------- ------------------------  ------------------------------------ -------------- -------------
I    P1098, P1140   0.20%         6% or less within seven   $30 if account value is $75,000 or          NA          1.15%
                    monthly for   years of any purchase     less at time charge taken
                    the first ten payment
                    years
                    following any
                    purchase
                    payment

II   P1142, P1143,       NA       6% or less within seven   $25 if account value $75,000 or less      0.15%         1.25%
     P1150*                       years of any purchase     at time charge taken
                                  payment

III  P1152*              NA       8% or less within nine    $25 if account value is $10,000 or        0.25%         1.30%
                                  years of any purchase     less at time charge taken
                                  payment

IV   P1151*              NA                  NA             $25 if account value is $25,000 or        0.25%         1.35%
                                                            less at time charge taken

V    P1153               NA                  NA                              NA                       0.35%         0.40%

VI   P1154 *(Age         NA       6% or less within seven   $30 if account values is $40,000 or       0.15%         1.35%
     70 or younger)               years of any purchase     less at the time the charge is taken
                                  payment

VII  P1154* (Over        NA       6% or less within seven   $30 if account value is $40,000 or        0.15%         1.55%
     age 70)                      years of any purchase     less at time charge is taken
                                  payment

VII  P1154*              NA       6% or less within seven   $30 if account value is $40,000 or        0.15%         1.30%
                                  years of any purchase     less at time charge is taken
                                  payment

VIII P1611               NA       Surrender Charge is 9%                     NA                       0.15%         1.35%
                                  declining to 1% for any
                                  purchase payments in the
                                  Guarantee or Variable
                                  Account depending on
                                  length of time in
                                  account.
                                  Access Charge is 6% or
                                  less of any purchase
                                  payment allocated to
                                  immediate installment
                                  account

IX   P1156*              N/A      6% or less within four                     NA                       0.15%         1.30%
                                  years

--------
N/A - Not Applicable
* Contract provides for optional death benefit riders which assess a charge as a percentage of the Contract Value at the time the charge is taken.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the contracts for services and benefits accrued and payable to GE Life & Annuity.

  (d) Capitalization

   Affiliates of the Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For Type III unit contracts, transfers from the general account include approximately $24 million of payments by GE Life & Annuity in the form of bonus credits for the year ended December 31, 2003.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Life & Annuity, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Life & Annuity are also officers and directors of CBC.

  (g) GE Investments Fund, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% Income Fund, maximum 1.00% for the International Equity Fund, .65% Mid-Cap Value Equity Fund, maximum .50% for the Money Market Fund, .65% Premier Growth Equity Fund, maximum .85% for the Real Estate Securities Fund, .35% for the S&P 500(R) Index Fund, .80% for the Small-Cap Value Equity Fund, maximum ..50% Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds: International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2003 and 2002 are reflected in the Statements of Changes in Net Assets

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003


(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2003, 2002, and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized policy expenses of the Account, consisting of mortality and expense risk charges, and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the total return for the year of lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below

--------------------------------------------------------------------------------------------------------------------

                                                                                   Expenses as a Investment
                                                                   Net Assets      % of Average    Income    Total
                       Type I:                          Units  Unit Value   000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------------
The Alger American Fund:
 Alger American Growth Portfolio --
   Class O Shares
   2003............................................... 444,453   $16.87    $ 7,500     1.15%        0.00%    33.61%
   2002............................................... 477,492    12.63      6,031     1.15%        0.04%   (33.76)%
   2001............................................... 723,585    19.07     13,799     1.15%        0.24%   (13.01)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2003............................................... 512,921     8.86      4,545     1.15%        0.00%    40.71%
   2002............................................... 477,762     6.30      3,010     1.15%        0.00%   (27.07)%
   2001............................................... 642,188     8.64      5,549     1.15%        0.05%   (30.47)%
AllianceBernstein Variable Products Series Fund, Inc.:
 Growth and Income Portfolio -- Class B
   2003............................................... 107,521    12.32      1,325     1.15%        0.82%    23.24%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2003............................................... 184,208    16.93      3,119     1.15%        1.57%    26.23%
   2002............................................... 211,139    13.41      2,831     1.15%        1.18%   (21.13)%
   2001............................................... 294,487    17.01      5,009     1.15%        1.38%    (5.51)%
 Federated Capital Income Fund II
   2003............................................... 127,652    13.15      1,679     1.15%        6.47%    19.28%
   2002............................................... 135,961    11.03      1,500     1.15%        5.74%   (24.82)%
   2001............................................... 202,066    14.67      2,964     1.15%        3.40%   (14.89)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

-----------------------------------------------------------------------------------------------------------------------

                                                                                      Expenses as a Investment
                                                                      Net Assets      % of Average    Income    Total
                       Type I:                           Units   Unit Value    000s    Net Assets     Ratio     Return
-----------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II --
   Primary Shares
   2003...............................................   198,390   $16.93    $  3,359     1.15%        7.23%    20.81%
   2002...............................................   224,680    14.02       3,150     1.15%       11.14%     0.22%
   2001...............................................   214,386    13.98       2,997     1.15%        9.59%     0.01%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Initial Class
   2003............................................... 1,721,470    46.15      79,439     1.15%        1.87%    28.83%
   2002............................................... 1,971,167    35.82      70,607     1.15%        1.83%   (17.90)%
   2001............................................... 2,514,863    43.63     109,723     1.15%        1.71%    (6.24)%
 VIP Growth Portfolio -- Initial Class
   2003............................................... 1,306,628    47.96      62,669     1.15%        0.28%    31.32%
   2002............................................... 1,457,038    36.52      53,211     1.15%        0.28%   (30.91)%
   2001............................................... 1,923,051    52.86     101,652     1.15%        0.08%   (18.77)%
 VIP Overseas Portfolio -- Initial Class
   2003...............................................   912,602    23.14      21,115     1.15%        0.77%    41.72%
   2002...............................................   999,509    16.33      16,322     1.15%        0.78%   (21.20)%
   2001............................................... 1,258,600    20.72      26,078     1.15%        5.29%   (22.24)%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Asset Manager/SM/ Portfolio -- Initial Class
   2003............................................... 4,663,074    29.02     135,320     1.15%        3.73%    16.62%
   2002............................................... 5,411,572    24.88     134,640     1.15%        4.25%    (9.78)%
   2001............................................... 6,746,394    27.58     186,066     1.15%        4.48%    (5.39)%
 VIP II Contrafund(R) Portfolio -- Initial Class
   2003............................................... 1,016,015    29.44      29,910     1.15%        0.48%    26.99%
   2002............................................... 1,098,703    23.18      25,468     1.15%        0.88%   (10.39)%
   2001............................................... 1,463,180    25.87      37,852     1.15%        0.85%   (13.43)%
Fidelity Variable Insurance Products Fund III
  (VIP III):
 VIP III Growth & Income Portfolio -- Initial Class
   2003...............................................   249,001    14.84       3,694     1.15%        1.19%    22.35%
   2002...............................................   228,556    12.13       2,772     1.15%        1.44%   (17.57)%
   2001...............................................   346,968    14.71       5,104     1.15%        1.34%    (9.98)%
 VIP III Growth Opportunities Portfolio --
   Initial Class
   2003...............................................   143,320    10.74       1,539     1.15%        0.83%    28.38%
   2002...............................................   169,857     8.36       1,420     1.15%        1.17%   (22.74)%
   2001...............................................   220,327    10.83       2,386     1.15%        0.43%   (15.58)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003...............................................    82,073    13.96       1,146     1.15%        0.21%    39.59%
GE Investments Funds, Inc.:
 Global Income Fund
   2003...............................................   113,030    12.77       1,443     1.15%        4.93%    10.41%
   2002...............................................   104,279    11.56       1,205     1.15%        0.88%    15.29%
   2001...............................................    26,072    10.03         262     1.15%        0.00%    (3.01)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

------------------------------------------------------------------------------------------------------

                                                                     Expenses as a Investment
                                                      Net Assets     % of Average    Income    Total
                Type I:                   Units   Unit Value  000s    Net Assets     Ratio     Return
------------------------------------------------------------------------------------------------------
 Income Fund
   2003................................   804,637   $13.46   $10,831     1.15%        3.51%     2.41%
   2002................................ 1,017,046    13.14    13,364     1.15%        3.97%     8.62%
   2001................................   964,324    12.10    11,668     1.15%        5.69%     5.97%
 International Equity Fund
   2003................................    76,892    12.98       998     1.15%        1.83%    36.32%
   2002................................    63,491     9.52       604     1.15%        0.95%   (24.71)%
   2001................................    69,869    12.65    14,382     1.15%        1.49%   (21.93)%
 Mid-Cap Value Equity Fund
   2003................................   341,811    19.12     6,536     1.15%        1.42%    31.41%
   2002................................   366,772    14.55     5,336     1.15%        0.84%   (14.76)%
   2001................................   370,507    17.07     6,325     1.15%        0.92%    (1.03)%
 Money Market Fund
   2003................................ 1,193,188    17.21    20,537     1.15%        0.82%    (0.38)%
   2002................................ 2,428,398    17.28    41,963     1.15%        1.49%     0.31%
   2001................................ 3,237,897    17.22    55,757     1.15%        3.77%     2.57%
 Premier Growth Equity Fund
   2003................................   284,977     9.85     2,807     1.15%        0.21%    27.43%
   2002................................    75,183     7.73       581     1.15%        0.05%   (21.93)%
   2001................................    72,776     9.90       720     1.15%        0.11%   (10.37)%
 Real Estate Securities Fund
   2003................................   200,954    28.42     5,711     1.15%        3.71%    35.80%
   2002................................   204,164    20.93     4,273     1.15%        4.04%    (2.48)%
   2001................................   182,258    21.46     3,911     1.15%        5.55%    10.32%
 S&P 500(R) Index Fund
   2003................................   443,753    45.25    20,081     1.15%        1.39%    26.80%
   2002................................   468,803    35.69    16,732     1.15%        1.19%   (23.26)%
   2001................................   603,299    46.51    28,059     1.15%        0.99%   (13.45)%
 Small-Cap Value Equity Fund
   2003................................    26,902    12.85       346     1.15%        0.08%    28.54%
 Total Return Fund
   2003................................   276,101    39.84    10,999     1.15%        1.69%    18.93%
   2002................................   275,659    33.49     9,232     1.15%        2.28%   (10.36)%
   2001................................   329,490    37.36    12,310     1.15%        2.57%    (4.20)%
 U.S. Equity Fund
   2003................................   116,718    10.91     1,274     1.15%        1.00%    21.86%
   2002................................   124,730     8.96     1,118     1.15%        0.92%   (20.19)%
   2001................................   148,206    11.22     1,663     1.15%        0.78%    (9.71)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2003................................    84,780     8.40       712     1.15%        1.40%    22.93%
   2002................................   104,286     6.83       712     1.15%        1.63%   (12.36)%
   2001................................    77,071     7.80       601     1.15%        0.50%   (10.56)%
 Goldman Sachs Mid Cap Value Fund
   2003................................   716,957    14.40    10,321     1.15%        0.87%    26.92%
   2002................................   829,759    11.34     9,409     1.15%        0.98%    (5.79)%
   2001................................   603,789    12.04     7,270     1.15%        1.14%    10.54%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

------------------------------------------------------------------------------------------------------------------

                                                                                 Expenses as a Investment
                                                                  Net Assets     % of Average    Income    Total
                      Type I:                         Units   Unit Value  000s    Net Assets     Ratio     Return
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2003............................................ 1,192,768   $23.26   $27,738     1.15%        2.14%    12.74%
   2002............................................ 1,421,344    20.63    29,322     1.15%        2.34%    (7.52)%
   2001............................................ 1,775,829    22.31    39,619     1.15%        1.28%    (5.95)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2003............................................   349,420    20.12     7,029     1.15%        0.47%    19.15%
   2002............................................   440,506    16.88     7,436     1.15%        0.54%   (16.64)%
   2001............................................   575,386    20.25    11,652     1.15%        0.39%   (22.73)%
 Flexible Income Portfolio -- Institutional Shares
   2003............................................   273,089    17.42     4,757     1.15%        4.28%     5.17%
   2002............................................   384,816    16.56     6,373     1.15%        4.75%     9.21%
   2001............................................   395,265    15.17     5,996     1.15%        3.05%     6.28%
 Global Life Sciences Portfolio -- Service Shares
   2003............................................    43,987     8.18       360     1.15%        0.00%    24.74%
   2002............................................    89,338     6.56       586     1.15%        0.00%   (30.36)%
   2001............................................   200,905     9.42     1,893     1.15%        0.00%   (17.88)%
 Global Technology Portfolio -- Service Shares
   2003............................................   410,355     3.57     1,465     1.15%        0.00%    44.79%
   2002............................................   131,809     2.47       326     1.15%        0.00%   (41.61)%
   2001............................................   150,593     4.22       636     1.15%        0.00%   (38.17)%
 Growth Portfolio -- Institutional Shares
   2003............................................ 1,298,348    21.73    28,213     1.15%        0.08%    30.22%
   2002............................................ 1,625,231    16.69    27,125     1.15%        0.00%   (27.36)%
   2001............................................ 2,307,263    22.97    52,998     1.15%        0.02%   (25.75)%
 International Growth Portfolio -- Institutional
   Shares
   2003............................................   308,435    17.68     5,453     1.15%        1.21%    33.37%
   2002............................................   455,711    13.26     6,043     1.15%        0.83%   (26.44)%
   2001............................................   594,436    18.02    10,712     1.15%        0.34%   (24.27)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2003............................................   552,573    22.99    12,703     1.15%        0.00%    33.55%
   2002............................................   675,661    17.21    11,628     1.15%        0.00%   (28.77)%
   2001............................................ 1,019,009    24.16    24,619     1.15%        0.00%   (40.27)%
 Worldwide Growth Portfolio -- Institutional Shares
   2003............................................ 1,222,607    27.61    33,750     1.15%        1.08%    22.57%
   2002............................................ 1,716,405    22.52    38,653     1.15%        0.82%   (26.36)%
   2001............................................ 2,399,672    30.58    73,382     1.15%        0.22%   (23.49)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2003............................................    21,213    12.76       271     1.15%        0.00%    27.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2003............................................   667,430    38.88    25,952     1.15%        0.00%    24.15%
   2002............................................   785,562    31.32    24,604     1.15%        0.73%   (28.62)%
   2001............................................ 1,046,981    43.88    45,942     1.15%        0.99%   (32.20)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

-------------------------------------------------------------------------------------------------------------------

                                                                                  Expenses as a Investment
                                                                   Net Assets     % of Average    Income    Total
                       Type I:                          Units  Unit Value  000s    Net Assets     Ratio     Return
-------------------------------------------------------------------------------------------------------------------
 Oppenheimer Bond Fund/VA
   2003............................................... 353,164   $27.35   $ 9,658     1.15%        6.02%     5.55%
   2002............................................... 459,577    25.91    11,908     1.15%        7.18%     7.83%
   2001............................................... 522,745    24.03    12,562     1.15%        6.51%     6.33%
 Oppenheimer Capital Appreciation Fund/VA
   2003............................................... 488,844    51.50    25,175     1.15%        0.39%    29.44%
   2002............................................... 510,800    39.79    20,325     1.15%        0.66%   (27.70)%
   2001............................................... 684,426    55.03    37,664     1.15%        0.65%   (13.76)%
 Oppenheimer High Income Fund/VA
   2003............................................... 464,434    36.30    16,859     1.15%        7.07%    22.53%
   2002............................................... 528,223    29.63    15,651     1.15%       11.01%    (3.52)%
   2001............................................... 682,884    30.71    20,971     1.15%       10.37%     0.59%
 Oppenheimer Multiple Strategies Fund/VA
   2003............................................... 443,367    35.82    15,879     1.15%        3.04%    23.52%
   2002............................................... 501,118    29.00    14,532     1.15%        3.69%   (11.43)%
   2001............................................... 609,630    32.74    19,959     1.15%        3.70%     0.83%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2003............................................... 104,805     9.26       970     1.15%        0.00%    24.26%
   2002............................................... 152,592     7.45     1,137     1.15%        0.00%   (31.23)%
   2001............................................... 274,022    10.83     2,968     1.15%        0.00%   (41.28)%
 PBHG Large Cap Growth Portfolio
   2003............................................... 106,905    15.47     1,654     1.15%        0.00%    29.68%
   2002............................................... 132,559    11.93     1,581     1.15%        0.00%   (30.13)%
   2001............................................... 193,697    17.08     3,308     1.15%        0.00%   (29.25)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2003...............................................  50,696    10.12       513     1.15%        2.87%     1.18%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2003............................................... 343,987    14.39     4,951     1.15%        1.46%    30.81%
   2002............................................... 296,773    11.00     3,264     1.15%        1.07%   (23.93)%
   2001............................................... 304,116    14.47     4,401     1.15%        0.86%    (5.44)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2003............................................... 240,851    13.72     3,304     1.15%        5.07%    11.93%
   2002............................................... 189,374    12.26     2,322     1.15%        5.67%     7.59%
   2001...............................................  71,246    11.39       811     1.15%        5.33%     5.47%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2003...............................................  47,015    11.73       552     1.15%        1.61%    14.58%
   2002...............................................  42,782    10.24       438     1.15%        1.58%    (7.94)%
   2001...............................................  30,465    11.12       339     1.15%        2.73%    (2.14)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

-----------------------------------------------------------------------------------------------------------------------

                                                                                      Expenses as a Investment
                                                                     Net Assets       % of Average    Income    Total
                       Type II:                          Units   Unit Value    000s    Net Assets     Ratio     Return
-----------------------------------------------------------------------------------------------------------------------
The Alger American Fund:
 Alger American Growth Portfolio --
   Class O Shares
   2003............................................... 5,247,344   $16.53    $ 86,728     1.40%        0.00%    33.27%
   2002............................................... 6,300,041    12.40      78,121     1.40%        0.04%   (33.93)%
   2001............................................... 9,078,703    18.77     170,407     1.40%        0.24%   (13.06)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2003............................................... 5,512,357     8.68      47,842     1.40%        0.00%    40.36%
   2002............................................... 5,837,332     6.18      36,075     1.40%        0.00%   (27.26)%
   2001............................................... 7,002,914     8.50      59,525     1.40%        0.05%   (30.51)%
AllianceBernstein Variable Products Series Fund, Inc.:
 Growth and Income Portfolio -- Class B
   2003...............................................   848,567    12.30      10,441     1.40%        0.82%    23.04%
Federated Insurance Series:
 Federated American Leaders Fund II --
   Primary Shares
   2003............................................... 2,902,267    16.61      48,197     1.40%        1.57%    25.91%
   2002............................................... 3,514,911    13.19      46,362     1.40%        1.18%   (21.33)%
   2001............................................... 4,307,323    16.77      72,234     1.40%        1.38%    (5.56)%
 Federated Capital Income Fund II
   2003............................................... 1,409,390    12.86      18,123     1.40%        6.47%    18.99%
   2002............................................... 1,835,551    10.81      19,842     1.40%        5.74%   (25.01)%
   2001............................................... 2,347,057    14.41      33,821     1.40%        3.40%   (14.93)%
 Federated High Income Bond Fund II --
   Primary Shares
   2003............................................... 2,601,893    16.55      43,074     1.40%        7.23%    20.51%
   2002............................................... 2,789,740    13.74      38,331     1.40%       11.14%    (0.03)%
   2001............................................... 2,986,440    13.74      41,034     1.40%        9.59%    (0.04)%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Initial Class
   2003............................................... 6,335,077    44.37     281,060     1.40%        1.87%    28.51%
   2002............................................... 7,512,400    34.52     259,328     1.40%        1.83%   (18.11)%
   2001............................................... 9,234,283    42.16     389,317     1.40%        1.71%    (6.29)%
 VIP Growth Portfolio -- Initial Class
   2003............................................... 2,970,668    46.11     136,982     1.40%        0.28%    30.99%
   2002............................................... 3,487,079    35.20     122,745     1.40%        0.28%   (31.08)%
   2001............................................... 4,744,104    51.08     242,329     1.40%        0.08%   (18.81)%
 VIP Overseas Portfolio -- Initial Class
   2003............................................... 1,385,197    22.24      30,812     1.40%        0.77%    41.37%
   2002...............................................   959,274    15.73      15,089     1.40%        0.78%   (21.40)%
   2001............................................... 1,347,035    20.02      29,968     1.40%        5.29%   (22.28)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

--------------------------------------------------------------------------------------------------------------------

                                                                                   Expenses as a Investment
                                                                  Net Assets       % of Average    Income    Total
                     Type II:                        Units    Unit Value    000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II
  (VIP II):
 VIP II Asset Manager/SM/ Portfolio --
   Initial Class
   2003...........................................  1,776,001   $28.00    $ 49,727     1.40%        3.73%    16.33%
   2002...........................................  2,151,180    24.07      51,779     1.40%        4.25%   (10.00)%
   2001...........................................  2,740,751    26.75      73,315     1.40%        4.48%    (5.44)%
 VIP II Contrafund(R) Portfolio -- Initial Class
   2003...........................................  7,362,788    28.78     211,912     1.40%        0.48%    26.67%
   2002...........................................  8,573,160    22.72     194,782     1.40%        0.88%   (10.62)%
   2001........................................... 10,463,953    25.42     265,994     1.40%        0.85%   (13.48)%
Fidelity Variable Insurance Products Fund III
  (VIP III):
 VIP III Growth & Income Portfolio -- Initial
   Class
   2003...........................................  4,271,595    14.59      62,324     1.40%        1.19%    22.05%
   2002...........................................  4,584,591    11.95      54,786     1.40%        1.44%   (17.78)%
   2001...........................................  5,388,110    14.54      78,343     1.40%        1.34%   (10.03)%
 VIP III Growth Opportunities Portfolio -- Initial
   Class
   2003...........................................  2,224,127    10.56      23,487     1.40%        0.83%    28.06%
   2002...........................................  2,675,446     8.25      22,072     1.40%        1.17%   (22.94)%
   2001...........................................  3,701,867    10.70      39,610     1.40%        0.43%   (15.63)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003...........................................    623,817    13.94       8,693     1.40%        0.21%    39.35%
GE Investments Funds, Inc.:
 Global Income Fund
   2003...........................................    653,367    12.55       8,202     1.40%        4.93%    10.13%
   2002...........................................    853,992    11.40       9,736     1.40%        0.88%    15.00%
   2001...........................................    300,934     9.91       2,982     1.40%        0.00%    (3.06)%
 Income Fund
   2003...........................................  4,841,528    13.26      64,185     1.40%        3.51%     2.15%
   2002...........................................  7,151,518    12.98      92,827     1.40%        3.97%     8.35%
   2001...........................................  4,478,530    11.98      53,653     1.40%        5.69%     5.92%
 International Equity Fund
   2003...........................................    966,614    12.76      12,333     1.40%        1.83%    35.98%
   2002...........................................    851,108     9.38       7,983     1.40%        0.95%   (24.90)%
   2001...........................................    919,209    12.49      11,481     1.40%        1.49%   (21.97)%
 Mid-Cap Value Equity Fund
   2003...........................................  3,645,855    18.80      68,553     1.40%        1.42%    31.08%
   2002...........................................  4,093,825    14.34      58,705     1.40%        0.84%   (14.97)%
   2001...........................................  4,353,777    16.87      73,448     1.40%        0.92%    (1.09)%
 Money Market Fund
   2003...........................................  7,774,666    16.55     128,654     1.40%        0.82%    (0.63)%
   2002........................................... 15,816,266    16.65     263,341     1.40%        1.49%     0.06%
   2001........................................... 17,320,111    16.64     288,207     1.40%        3.77%     2.51%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

--------------------------------------------------------------------------------------------------------------------

                                                                                   Expenses as a Investment
                                                                  Net Assets       % of Average    Income    Total
                     Type II:                        Units    Unit Value    000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------------
 Premier Growth Equity Fund
   2003...........................................  2,935,628   $ 9.73    $ 28,574     1.40%        0.21%    27.11%
   2002...........................................  2,588,994     7.66      19,832     1.40%        0.05%   (22.12)%
   2001...........................................  2,201,591     9.83      21,642     1.40%        0.11%   (10.42)%
 Real Estate Securities Fund
   2003...........................................  1,816,995    27.82      50,540     1.40%        3.71%    35.46%
   2002...........................................  1,999,763    20.53      41,055     1.40%        4.04%    (2.73)%
   2001...........................................  2,007,545    21.11      42,379     1.40%        5.55%    10.27%
 S&P 500(R) Index Fund
   2003...........................................  6,001,268    43.51     261,094     1.40%        1.39%    26.48%
   2002...........................................  6,766,704    34.40     232,775     1.40%        1.19%   (23.45)%
   2001...........................................  8,557,014    44.94     384,552     1.40%        0.99%   (13.50)%
 Small-Cap Value Equity Fund
   2003...........................................    250,698    12.83       3,217     1.40%        0.08%    28.33%
 Total Return Fund
   2003...........................................  1,851,000    38.30      70,891     1.40%        1.69%    18.63%
   2002...........................................  1,912,451    32.28      61,734     1.40%        2.28%   (10.58)%
   2001...........................................  2,104,312    36.10      75,966     1.40%        2.57%    (4.26)%
 U.S. Equity Fund
   2003...........................................  2,790,129    10.76      30,020     1.40%        1.00%    21.55%
   2002...........................................  2,883,878     8.85      25,522     1.40%        0.92%   (20.39)%
   2001...........................................  3,262,755    11.12      36,282     1.40%        0.78%    (9.76)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2003...........................................  1,361,960     8.28      11,279     1.40%        1.40%    22.62%
   2002...........................................  1,312,915     6.75       8,862     1.40%        1.63%   (12.58)%
   2001...........................................  1,149,638     7.73       8,887     1.40%        0.50%   (10.61)%
 Goldman Sachs Mid Cap Value Fund
   2003...........................................  5,480,927    14.19      77,788     1.40%        0.87%    26.60%
   2002...........................................  6,570,451    11.21      73,655     1.40%        0.98%    (6.03)%
   2001...........................................  5,607,364    11.93      66,896     1.40%        1.14%    10.48%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2003........................................... 10,944,920    22.78     249,310     1.40%        2.14%    12.46%
   2002........................................... 13,294,385    20.26     269,344     1.40%        2.34%    (7.75)%
   2001........................................... 15,654,099    21.96     343,764     1.40%        1.28%    (6.01)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2003...........................................  4,023,535    19.78      79,595     1.40%        0.47%    18.85%
   2002...........................................  5,208,969    16.64      86,677     1.40%        0.54%   (16.85)%
   2001...........................................  7,276,570    20.02     145,677     1.40%        0.39%   (22.78)%
 Flexible Income Portfolio -- Institutional Shares
   2003...........................................  2,837,246    17.06      48,405     1.40%        4.28%     4.91%
   2002...........................................  3,912,422    16.26      63,616     1.40%        4.75%     8.93%
   2001...........................................  3,772,527    14.93      56,324     1.40%        3.05%     6.22%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

-------------------------------------------------------------------------------------------------------------------

                                                                                  Expenses as a Investment
                                                                 Net Assets       % of Average    Income    Total
                    Type II:                        Units    Unit Value    000s    Net Assets     Ratio     Return
-------------------------------------------------------------------------------------------------------------------
 Global Life Sciences Portfolio -- Service Shares
   2003..........................................    536,136   $ 8.11    $  4,346     1.40%        0.00%    24.43%
   2002..........................................    628,264     6.52       4,096     1.40%        0.00%   (30.54)%
   2001..........................................  1,018,589     9.38       9,554     1.40%        0.00%   (17.93)%
 Global Technology Portfolio -- Service Shares
   2003..........................................  1,576,779     3.54       5,579     1.40%        0.00%    44.43%
   2002..........................................  1,165,738     2.45       2,856     1.40%        0.00%   (41.76)%
   2001..........................................  1,801,374     4.21       7,584     1.40%        0.00%   (38.20)%
 Growth Portfolio -- Institutional Shares
   2003..........................................  6,553,434    21.17     138,768     1.40%        0.08%    29.89%
   2002..........................................  8,452,760    16.30     137,780     1.40%        0.00%   (27.54)%
   2001.......................................... 12,018,045    22.50     270,406     1.40%        0.02%   (25.79)%
 International Growth Portfolio -- Institutional
   Shares
   2003..........................................  3,406,891    17.34      59,083     1.40%        1.21%    33.03%
   2002..........................................  4,341,645    13.04      56,615     1.40%        0.83%   (26.63)%
   2001..........................................  5,720,325    17.77     101,650     1.40%        0.34%   (24.32)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2003..........................................  3,365,664    22.40      75,396     1.40%        0.00%    33.22%
   2002..........................................  4,077,179    16.82      68,578     1.40%        0.00%   (28.94)%
   2001..........................................  5,965,824    23.67     141,211     1.40%        0.00%   (40.30)%
 Worldwide Growth Portfolio -- Institutional
   Shares
   2003..........................................  6,888,250    26.90     185,294     1.40%        1.08%    22.26%
   2002..........................................  9,455,301    22.00     208,017     1.40%        0.82%   (26.54)%
   2001.......................................... 13,140,429    29.95     393,556     1.40%        0.22%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2003..........................................    290,058    12.74       3,695     1.40%        0.00%    27.40%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2003..........................................  1,615,590    37.38      60,396     1.40%        0.00%    23.84%
   2002..........................................  2,011,156    30.19      60,717     1.40%        0.73%   (28.80)%
   2001..........................................  2,697,267    42.40     114,364     1.40%        0.99%   (32.24)%
 Oppenheimer Bond Fund/VA
   2003..........................................  2,467,307    26.29      64,873     1.40%        6.02%     5.29%
   2002..........................................  3,279,704    24.97      81,894     1.40%        7.18%     7.55%
   2001..........................................  3,460,570    23.22      80,354     1.40%        6.51%     6.27%
 Oppenheimer Capital Appreciation Fund/VA
   2003..........................................  2,339,204    49.51     115,820     1.40%        0.39%    29.11%
   2002..........................................  2,749,974    38.35     105,462     1.40%        0.66%   (27.88)%
   2001..........................................  3,602,443    53.17     191,542     1.40%        0.65%   (13.81)%
 Oppenheimer High Income Fund/VA
   2003..........................................  1,943,412    34.90      67,825     1.40%        7.07%    22.23%
   2002..........................................  2,202,687    28.55      62,887     1.40%       11.01%    (3.76)%
   2001..........................................  2,829,310    29.67      83,946     1.40%       10.37%     0.54%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

--------------------------------------------------------------------------------------------------------------------

                                                                                   Expenses as a Investment
                                                                   Net Assets      % of Average    Income    Total
                      Type II:                         Units   Unit Value   000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------------
 Oppenheimer Multiple Strategies Fund/VA
   2003............................................. 1,239,242   $34.43    $42,671     1.40%        3.04%    23.21%
   2002............................................. 1,361,408    27.95     38,051     1.40%        3.69%   (11.65)%
   2001............................................. 1,710,953    31.63     54,117     1.40%        3.70%     0.78%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2003............................................. 1,479,937     9.10     13,472     1.40%        0.00%    23.95%
   2002............................................. 1,862,990     7.34     13,674     1.40%        0.00%   (31.40)%
   2001............................................. 2,517,899    10.71     26,967     1.40%        0.00%   (41.31)%
 PBHG Large Cap Growth Portfolio
   2003............................................. 1,208,695    15.22     18,392     1.40%        0.00%    29.36%
   2002............................................. 1,537,642    11.76     18,083     1.40%        0.00%   (30.31)%
   2001............................................. 2,370,270    16.88     40,010     1.40%        0.00%   (29.29)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2003............................................. 1,121,098    10.10     11,324     1.40%        2.87%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2003............................................. 1,458,598    14.21     20,721     1.40%        1.46%    30.48%
   2002............................................. 1,659,852    10.89     18,076     1.40%        1.07%   (24.13)%
   2001............................................. 1,905,832    14.35     27,349     1.40%        0.86%    (5.50)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2003............................................. 1,751,506    13.54     23,716     1.40%        5.07%    11.65%
   2002............................................. 1,801,349    12.13     21,850     1.40%        5.67%     7.32%
   2001............................................. 1,168,074    11.30     13,199     1.40%        5.33%     5.42%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2003.............................................   709,502    11.58      8,215     1.40%        1.61%    14.30%
   2002.............................................   751,396    10.13      7,612     1.40%        1.58%    (8.17)%
   2001.............................................   598,880    11.03      6,606     1.40%        2.73%    (2.19)%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2003.............................................   218,124    12.90      2,814     1.55%        0.00%    28.99%
 AIM V.I. Capital Appreciation Fund -- Series I
   Shares
   2003.............................................   819,887     7.19      5,891     1.55%        0.00%    27.52%
   2002.............................................   912,403     5.63      5,137     1.55%        0.00%   (25.53)%
   2001.............................................   711,998     7.57      5,390     1.55%        0.00%   (24.48)%
 AIM V.I. Growth Fund -- Series I Shares
   2003.............................................   428,522     5.77      2,474     1.55%        0.00%    29.21%
   2002.............................................   432,922     4.47      1,935     1.55%        0.00%   (32.04)%
   2001.............................................   256,780     6.58      1,690     1.55%        0.38%   (34.92)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

----------------------------------------------------------------------------------------------------------------------

                                                                                     Expenses as a Investment
                                                                     Net Assets      % of Average    Income    Total
                      Type III:                          Units   Unit Value   000s    Net Assets     Ratio     Return
----------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003............................................... 1,650,553   $ 7.36    $12,148     1.55%        0.31%    23.15%
   2002............................................... 1,672,332     5.98     10,001     1.55%        0.37%   (31.34)%
   2001............................................... 1,239,767     8.70     10,786     1.55%        0.26%   (13.92)%
The Alger American Growth Fund:
 Alger American Growth Portfolio --
   Class O Shares
   2003............................................... 6,573,979     8.00     52,565     1.55%        0.00%    33.07%
   2002............................................... 6,996,520     6.01     42,049     1.55%        0.04%   (34.03)%
   2001............................................... 9,699,706     9.11     88,364     1.55%        0.24%   (13.19)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2003............................................... 3,662,079     7.16     26,208     1.55%        0.00%    40.14%
   2002............................................... 3,005,645     5.11     15,359     1.55%        0.00%   (27.37)%
   2001............................................... 3,603,281     7.03     25,331     1.55%        0.05%   (30.61)%
AllianceBernstein Variable Products Series Fund, Inc.:
 Growth and Income Portfolio -- Class B
   2003............................................... 4,535,288    10.47     47,470     1.55%        0.82%    30.14%
   2002............................................... 2,996,376     8.04     24,091     1.55%        0.55%   (23.47)%
   2001............................................... 2,101,249    10.51     22,084     1.55%        0.42%    (1.41)%
 Premier Growth Portfolio -- Class B
   2003............................................... 1,395,367     6.65      9,275     1.55%        0.00%    21.46%
   2002............................................... 1,384,298     5.47      7,572     1.55%        0.00%   (31.91)%
   2001...............................................   970,931     8.04      7,806     1.55%        0.00%   (18.69)%
 Quasar Portfolio -- Class B
   2003...............................................   221,495     8.85      1,960     1.55%        0.00%    46.38%
   2002...............................................   188,770     6.05      1,142     1.55%        0.00%   (33.12)%
   2001...............................................   158,564     9.04      1,433     1.55%        0.00%   (14.22)%
 Technology Portfolio -- Class B
   2003...............................................    57,664    13.17        760     1.55%        0.00%    31.74%
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
   Portfolio -- Initial Shares
   2002...............................................   151,102     9.89      1,494     1.55%        0.95%    (2.02)%
   2001...............................................    97,103    10.09        980     1.55%        2.16%     1.71%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2003...............................................    68,554     6.55        449     1.55%        0.11%    24.06%
   2002...............................................    80,469     5.28        425     1.55%        0.24%   (30.05)%
   2001...............................................    51,180     7.55        386     1.55%        0.08%   (23.78)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003...............................................   334,399    10.13      3,388     1.55%        2.23%     1.32%
 VT Worldwide Health Sciences Fund
   2003...............................................   170,772    11.90      2,032     1.55%        0.00%    18.98%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

------------------------------------------------------------------------------------------------------------------

                                                                                 Expenses as a Investment
                                                                Net Assets       % of Average    Income    Total
                   Type III:                       Units    Unit Value    000s    Net Assets     Ratio     Return
------------------------------------------------------------------------------------------------------------------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2003.........................................  1,803,370   $ 9.85    $ 17,765     1.55%        1.57%    25.72%
   2002.........................................  1,980,630     7.84      15,528     1.55%        1.18%   (21.45)%
   2001.........................................  2,224,709     9.98      22,203     1.55%        1.38%    (5.70)%
 Federated Capital Income Fund II
   2003.........................................    828,070     7.07       5,853     1.55%        6.47%    18.81%
   2002.........................................    812,332     5.95       4,833     1.55%        5.74%   (25.13)%
   2001.........................................    988,491     7.95       7,859     1.55%        3.40%   (15.06)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2003.........................................  2,387,220    10.62      25,361     1.55%        7.23%    20.33%
   2002.........................................  1,727,743     8.83      15,256     1.55%       11.14%    (0.18)%
   2001.........................................  1,497,811     8.85      13,256     1.55%        9.59%    (0.20)%
 Federated High Income Bond Fund II -- Service
   Shares
   2003.........................................  1,293,271    11.92      15,421     1.55%        6.21%    19.91%
   2002.........................................    774,123     9.94       7,695     1.55%        8.49%    (0.33)%
   2001.........................................    309,175     9.96       3,079     1.55%        4.03%    (0.20)%
 Federated International Small Company Fund II
   2002.........................................    109,299     5.66         619     1.55%        0.00%   (18.76)%
   2001.........................................     60,091     6.97         419     1.55%        0.00%   (31.10)%
 Federated Kaufmann Fund II -- Service Shares
   2003.........................................    249,724    13.30       3,322     1.55%        0.00%    33.04%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Initial Class
   2003.........................................  7,278,060    11.16      81,220     1.55%        1.87%    28.32%
   2002.........................................  7,065,062     8.70      61,466     1.55%        1.75%   (18.23)%
   2001.........................................  6,973,887    10.64      74,202     1.55%        1.71%    (6.43)%
 VIP Equity-Income Portfolio -- Service Class 2
   2003.........................................  3,196,181    10.23      32,698     1.55%        1.40%    28.02%
   2002.........................................  2,476,360     7.99      19,786     1.55%        1.20%   (18.43)%
   2001.........................................  1,400,128     9.80      13,721     1.55%        0.26%    (6.70)%
 VIP Growth Portfolio -- Initial Class
   2003.........................................  8,825,108     8.14      71,830     1.55%        0.28%    30.80%
   2002.........................................  8,672,752     6.22      53,945     1.55%        0.28%   (31.19)%
   2001......................................... 12,207,225     9.04     110,353     1.55%        0.08%   (18.93)%
 VIP Growth Portfolio -- Service Class 2
   2003.........................................  1,947,234     7.14      13,901     1.55%        0.10%    30.49%
   2002.........................................  1,648,860     5.47       9,019     1.55%        0.12%   (31.38)%
   2001.........................................  1,258,983     7.97      10,034     1.55%        0.02%   (19.15)%
 VIP Overseas Portfolio -- Initial Class
   2003.........................................  1,598,467     9.45      15,107     1.55%        0.77%    41.15%
   2002.........................................    945,528     6.70       6,335     1.55%        0.78%   (21.51)%
   2001.........................................  1,013,208     8.53       8,643     1.55%        5.29%   (22.40)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

----------------------------------------------------------------------------------------------------------------------

                                                                                     Expenses as a Investment
                                                                     Net Assets      % of Average    Income    Total
                      Type III:                          Units   Unit Value   000s    Net Assets     Ratio     Return
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Asset Manager/SM/ Portfolio -- Initial Class
   2003............................................... 1,637,889   $10.07    $16,497     1.55%        3.73%    16.15%
   2002............................................... 1,627,929     8.67     14,114     1.55%        4.25%   (10.14)%
   2001............................................... 1,657,965     9.65     15,999     1.55%        4.48%    (5.58)%
 VIP II Contrafund(R) Portfolio -- Initial Class
   2003............................................... 8,827,250    10.54     93,015     1.55%        0.48%    26.48%
   2002............................................... 8,850,693     8.33     73,726     1.55%        0.88%   (10.75)%
   2001............................................... 9,684,799     9.33     90,359     1.55%        0.85%   (13.61)%
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003............................................... 2,535,093     9.97     25,268     1.55%        0.25%    26.21%
   2002............................................... 1,678,407     7.90     13,259     1.55%        0.58%   (11.00)%
   2001............................................... 1,052,251     8.87      9,333     1.55%        0.25%   (13.83)%
Fidelity Variable Insurance Products Fund III
  (VIP III):
 VIP III Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2003...............................................     5,629    11.84         67     1.55%        0.00%    18.35%
 VIP III Growth & Income Portfolio -- Initial Class
   2003............................................... 3,790,517     9.12     34,560     1.55%        1.19%    21.86%
   2002............................................... 3,699,391     7.48     27,671     1.55%        1.44%   (17.90)%
   2001............................................... 4,216,916     9.11     38,416     1.55%        1.34%   (10.17)%
 VIP III Growth & Income Portfolio --
   Service Class 2
   2003............................................... 1,025,539     8.93      9,162     1.55%        0.90%    21.54%
   2002...............................................   725,106     7.35      5,330     1.55%        1.15%   (18.13)%
   2001...............................................   500,280     8.98      4,493     1.55%        0.45%   (10.42)%
 VIP III Growth Opportunities Portfolio --
   Initial Class
   2003............................................... 1,415,124     7.01      9,913     1.55%        0.83%    27.87%
   2002............................................... 1,667,785     5.48      9,139     1.55%        1.17%   (23.06)%
   2001............................................... 2,034,188     7.12     14,483     1.55%        0.43%   (15.75)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003............................................... 2,639,981    12.38     32,671     1.55%        0.21%    36.11%
   2002............................................... 1,420,253     9.09     12,910     1.55%        0.67%   (11.42)%
   2001...............................................   923,291    10.26      9,473     1.55%        0.00%    (5.02)%
GE Investments Funds, Inc.:
 Income Fund
   2003............................................... 4,344,698    12.35     53,674     1.55%        3.51%     2.00%
   2002............................................... 5,417,568    12.11     65,607     1.55%        3.97%     8.19%
   2001............................................... 2,019,964    11.20     22,624     1.55%        5.69%     5.76%
 International Equity Fund
   2003...............................................   859,060     8.42      7,237     1.55%        1.83%    35.78%
   2002...............................................   833,396     6.20      5,167     1.55%        0.95%   (25.01)%
   2001...............................................   707,187     8.27      5,848     1.55%        1.49%   (22.09)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

---------------------------------------------------------------------------------------------------------

                                                                        Expenses as a Investment
                                                       Net Assets       % of Average    Income    Total
               Type III:                  Units    Unit Value    000s    Net Assets     Ratio     Return
---------------------------------------------------------------------------------------------------------
 Mid-Cap Value Equity Fund
   2003................................  5,619,701   $13.07    $ 73,475     1.55%        1.42%    30.88%
   2002................................  5,163,925     9.99      51,588     1.55%        0.84%   (15.10)%
   2001................................  4,911,126    11.77      57,804     1.55%        0.92%    (1.24)%
 Money Market Fund
   2003................................ 11,477,000    10.95     125,646     1.55%        0.82%    (0.78)%
   2002................................ 20,588,287    11.03     227,089     1.55%        1.49%    (0.10)%
   2001................................ 22,228,201    11.04     245,399     1.55%        3.77%     2.35%
 Premier Growth Equity Fund
   2003................................  5,595,417     9.67      54,083     1.55%        0.21%    26.92%
   2002................................  4,161,689     7.62      31,712     1.55%        0.05%   (22.24)%
   2001................................  4,926,747     9.79      48,233     1.55%        0.11%   (10.55)%
 Real Estate Securities Fund
   2003................................  1,482,565    18.82      27,908     1.55%        3.71%    35.25%
   2002................................  1,496,540    13.92      20,832     1.55%        4.04%    (2.87)%
   2001................................  1,162,740    14.33      16,662     1.55%        5.55%    10.10%
 S&P 500(R) Index Fund
   2003................................ 17,702,513     8.61     152,484     1.55%        1.39%    26.29%
   2002................................ 15,768,039     6.82     107,538     1.55%        1.19%   (23.57)%
   2001................................ 17,208,862     8.92     153,503     1.55%        0.99%   (13.63)%
 Small-Cap Value Equity Fund
   2003................................  1,737,620    12.50      21,720     1.55%        0.08%    22.20%
   2002................................  1,059,252    10.23      10,836     1.55%        0.31%   (15.19)%
   2001................................    764,830    12.06       9,224     1.55%        1.00%     8.26%
 Total Return Fund
   2003................................  4,468,512    11.43      51,076     1.55%        1.69%    18.45%
   2002................................  2,969,218     9.65      28,653     1.55%        2.28%   (10.72)%
   2001................................  3,102,244    10.81      33,535     1.55%        2.57%    (4.40)%
 U.S. Equity Fund
   2003................................  3,883,332     9.83      38,188     1.55%        1.00%    21.37%
   2002................................  3,959,667     8.10      32,073     1.55%        0.92%   (20.51)%
   2001................................  3,528,046    10.19      35,951     1.55%        0.78%    (9.90)%
 Value Equity Fund
   2003................................    781,657     9.10       7,112     1.55%        1.55%    22.14%
   2002................................    662,957     7.45       4,939     1.55%        1.11%   (18.84)%
   2001................................    375,400     9.18       3,446     1.55%        1.35%   (10.17)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2003................................    981,533     9.34       9,172     1.55%        1.40%    22.44%
   2002................................    987,170     7.63       7,532     1.55%        1.63%   (12.71)%
   2001................................    831,759     8.74       7,270     1.55%        0.50%   (10.75)%
 Goldman Sachs Mid Cap Value Fund
   2003................................  3,787,195    16.91      64,057     1.55%        0.87%    26.41%
   2002................................  4,634,645    13.38      62,012     1.55%        0.98%    (6.17)%
   2001................................  4,778,066    14.26      68,135     1.55%        1.14%    10.31%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

--------------------------------------------------------------------------------------------------------------------

                                                                                   Expenses as a Investment
                                                                  Net Assets       % of Average    Income    Total
                    Type III:                        Units    Unit Value    000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth
   Fund -- Class II
   2003...........................................     43,030   $12.57    $    541     1.55%        0.00%    25.66%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2003........................................... 10,392,686    11.14     115,820     1.55%        2.14%    12.29%
   2002........................................... 12,992,438     9.92     128,885     1.55%        2.34%    (7.89)%
   2001........................................... 14,470,083    10.78     155,987     1.55%        1.28%    (6.15)%
 Balanced Portfolio -- Service Shares
   2003...........................................  2,863,634     9.85      28,198     1.55%        1.95%    11.96%
   2002...........................................  2,496,532     8.79      21,945     1.55%        2.24%    (8.12)%
   2001...........................................  1,718,954     9.57      16,450     1.55%        1.81%    (6.38)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2003...........................................  7,203,025     9.22      66,426     1.55%        0.47%    18.67%
   2002...........................................  8,929,956     7.77      69,386     1.55%        0.54%   (16.98)%
   2001........................................... 12,492,110     9.36     116,926     1.55%        0.39%   (22.89)%
 Capital Appreciation Portfolio -- Service Shares
   2003...........................................    756,481     7.63       5,775     1.55%        0.24%    18.37%
   2002...........................................    733,417     6.45       4,731     1.55%        0.31%   (17.23)%
   2001...........................................    543,083     7.79       4,231     1.55%        0.31%   (23.05)%
 Flexible Income Portfolio -- Institutional Shares
   2003...........................................  1,676,494    12.60      21,122     1.55%        4.28%     4.75%
   2002...........................................  2,507,313    12.03      30,163     1.55%        4.75%     8.77%
   2001...........................................  2,013,676    11.06      22,271     1.55%        3.05%     6.06%
 Global Life Sciences Portfolio -- Service Shares
   2003...........................................    717,420     8.06       5,784     1.55%        0.00%    24.24%
   2002...........................................    830,680     6.49       5,391     1.55%        0.00%   (30.64)%
   2001...........................................  1,091,617     9.36      10,218     1.55%        0.00%   (18.05)%
 Global Technology Portfolio -- Service Shares
   2003...........................................  2,684,043     3.52       9,444     1.55%        0.00%    44.21%
   2002...........................................  1,683,152     2.44       4,107     1.55%        0.00%   (41.85)%
   2001...........................................  2,037,391     4.20       8,557     1.55%        0.00%   (38.29)%
 Growth Portfolio -- Institutional Shares
   2003...........................................  8,857,926     7.87      69,746     1.55%        0.08%    29.70%
   2002........................................... 11,016,827     6.07      66,872     1.55%        0.00%   (27.65)%
   2001........................................... 15,640,723     8.39     131,226     1.55%        0.02%   (25.91)%
 Growth Portfolio -- Service Shares
   2003...........................................    708,457     6.72       4,763     1.55%        0.00%    29.46%
   2002...........................................    904,504     5.19       4,694     1.55%        0.00%   (27.86)%
   2001...........................................    839,635     7.20       6,045     1.55%        0.00%   (26.07)%
 International Growth Portfolio -- Institutional
   Shares
   2003...........................................  2,671,383    10.42      27,825     1.55%        1.21%    32.83%
   2002...........................................  3,184,335     7.84      24,965     1.55%        0.83%   (26.74)%
   2001...........................................  4,093,422    10.70      43,800     1.55%        0.34%   (24.43)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

--------------------------------------------------------------------------------------------------------------------

                                                                                   Expenses as a Investment
                                                                 Net Assets        % of Average    Income    Total
                    Type III:                       Units    Unit Value     000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------------
 International Growth Portfolio -- Service Shares
   2003..........................................    780,184   $ 7.30     $  5,692     1.55%        1.16%    32.45%
   2002..........................................    569,029     5.51        3,135     1.55%        0.90%   (26.91)%
   2001..........................................    484,214     7.54        3,651     1.55%        0.35%   (24.62)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2003..........................................  5,921,992     7.91       46,839     1.55%        0.00%    33.01%
   2002..........................................  6,608,676     5.95       39,322     1.55%        0.00%   (29.05)%
   2001..........................................  9,149,067     8.38       76,669     1.55%        0.00%   (40.40)%
 Mid Cap Growth Portfolio -- Service Shares
   2003..........................................    716,420     5.52        3,954     1.55%        0.00%    32.68%
   2002..........................................    659,720     4.16        2,744     1.55%        0.00%   (29.23)%
   2001..........................................    595,649     5.88        3,502     1.55%        0.00%   (40.53)%
 Worldwide Growth Portfolio --
   Institutional Shares
   2003..........................................  6,681,323     8.67       57,943     1.55%        1.08%    22.07%
   2002..........................................  8,491,439     7.10       60,289     1.55%        0.82%   (26.66)%
   2001.......................................... 11,168,696     9.69      108,225     1.55%        0.22%   (23.64)%
 Worldwide Growth Portfolio -- Service Shares
   2003..........................................    898,747     6.75        6,070     1.55%        0.83%    21.77%
   2002..........................................    981,626     5.55        5,448     1.55%        0.61%   (26.86)%
   2001..........................................    793,669     7.58        6,016     1.55%        0.12%   (23.82)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series --
   Service Class Shares
   2003..........................................    842,912     6.33        5,333     1.55%        0.00%    20.71%
   2002..........................................    700,945     5.24        3,673     1.55%        0.00%   (28.84)%
   2001..........................................    546,216     7.37        4,026     1.55%        0.05%   (26.00)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2003..........................................    635,728     7.79        4,952     1.55%        0.44%    19.95%
   2002..........................................    574,565     6.49        3,729     1.55%        0.44%   (22.37)%
   2001..........................................    414,666     8.37        3,471     1.55%        0.21%   (17.41)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2003..........................................  1,909,855     8.74       16,683     1.55%        0.00%    31.37%
   2002..........................................    695,512     6.65        4,625     1.55%        0.00%   (32.86)%
   2001..........................................    422,279     9.90        4,181     1.55%        0.00%    (6.73)%
 MFS(R) Utilities Series -- Service Class Shares
   2003..........................................    786,019     7.87        6,187     1.55%        2.09%    33.48%
   2002..........................................    817,699     5.90        4,824     1.55%        2.45%   (24.09)%
   2001..........................................    527,906     7.77        4,102     1.55%        1.81%   (25.62)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2003..........................................    180,228    12.35        2,227     1.55%        0.00%    23.54%
 Nations Marsico International Opportunities
   Portfolio
   2003..........................................    115,502    13.38        1,546     1.55%        0.01%    33.82%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

--------------------------------------------------------------------------------------------------------------

                                                                             Expenses as a Investment
                                                              Net Assets     % of Average    Income    Total
                   Type III:                      Units   Unit Value  000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2003........................................ 2,256,796   $ 8.93   $20,147     1.55%        0.00%    23.65%
   2002........................................ 2,524,137     7.22    18,224     1.55%        0.73%   (28.91)%
   2001........................................ 3,160,573    10.16    32,111     1.55%        0.99%   (32.34)%
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2003........................................    94,989    11.99     1,139     1.55%        0.00%    19.94%
 Oppenheimer Bond Fund/VA
   2003........................................ 2,355,271    12.10    28,497     1.55%        6.02%     5.13%
   2002........................................ 3,144,719    11.51    36,196     1.55%        7.18%     7.39%
   2001........................................ 2,996,459    10.72    32,122     1.55%        6.51%     6.11%
 Oppenheimer Capital Appreciation Fund/VA
   2003........................................ 4,204,036    10.39    43,667     1.55%        0.39%    28.92%
   2002........................................ 4,572,961     8.06    36,858     1.55%        0.66%   (27.99)%
   2001........................................ 5,813,569    11.19    65,054     1.55%        0.65%   (13.94)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2003........................................   144,909    12.30     1,783     1.55%        0.00%    23.01%
 Oppenheimer Global Securities Fund/VA --
   Service Shares
   2003........................................ 1,728,160     9.90    17,104     1.55%        0.56%    40.65%
   2002........................................ 1,234,629     7.04     8,692     1.55%        0.39%   (23.57)%
   2001........................................   797,433     9.21     7,344     1.55%        0.19%   (13.54)%
 Oppenheimer High Income Fund/VA
   2003........................................ 2,190,615    11.26    24,677     1.55%        7.07%    22.04%
   2002........................................ 2,032,332     9.23    18,758     1.55%       11.01%    (3.90)%
   2001........................................ 1,565,613     9.61    15,046     1.55%       10.37%     0.38%
 Oppenheimer Main Street Fund/VA --
   Service Shares
   2003........................................ 1,400,956     8.78    12,307     1.55%        0.77%    24.48%
   2002........................................ 1,058,564     7.06     7,473     1.55%        0.57%   (20.29)%
   2001........................................   684,833     8.85     6,061     1.55%        0.20%   (11.67)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2003........................................   175,323    13.70     2,402     1.55%        0.00%    37.00%
 Oppenheimer Multiple Strategies Fund/VA
   2003........................................ 1,392,720    12.53    17,456     1.55%        3.04%    23.03%
   2002........................................ 1,634,137    10.19    16,652     1.55%        3.69%   (11.79)%
   2001........................................ 1,253,764    11.55    14,481     1.55%        3.70%     0.63%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class
   Shares
   2003........................................   308,007    11.66     3,590     1.55%        2.67%     0.68%
   2002........................................   267,370    11.58     3,096     1.55%        3.57%     6.52%
   2001........................................   143,308    10.87     1,558     1.55%        4.24%     5.92%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

--------------------------------------------------------------------------------------------------------------------

                                                                                   Expenses as a Investment
                                                                   Net Assets      % of Average    Income    Total
                     Type III:                         Units   Unit Value   000s    Net Assets     Ratio     Return
--------------------------------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative Class Shares
   2003............................................. 2,029,710   $11.98    $24,325     1.55%        7.39%    20.95%
   2002............................................. 1,311,594     9.91     12,998     1.55%        8.21%    (2.72)%
   2001.............................................   561,545    10.19      5,722     1.55%        8.36%     0.76%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2003............................................. 1,835,364    12.81     23,515     1.55%        3.05%     2.29%
   2002............................................. 1,989,035    12.53     24,923     1.55%        7.19%    15.76%
   2001.............................................   783,091    10.82      8,473     1.55%        4.95%     4.21%
 Total Return Portfolio -- Administrative Class
   Shares
   2003............................................. 5,014,594    12.09     60,615     1.55%        2.87%     3.41%
   2002............................................. 3,335,980    11.69     38,998     1.55%        4.44%     7.38%
   2001............................................. 1,441,065    10.89     15,693     1.55%        4.69%     6.69%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II
   2003.............................................    38,702     7.59        294     1.55%        0.00%    27.60%
   2002.............................................     4,765     5.95         28     1.55%        0.00%   (32.23)%
   2001.............................................     4,587     8.78         40     1.55%        0.00%   (22.65)%
 Jennison 20/20 Focus Portfolio -- Class II
   2003.............................................    11,574    12.33        143     1.55%        0.00%    23.27%
 SP Prudential Jennison International Growth
   Portfolio -- Class II
   2003.............................................     2,094     7.73         16     1.55%        0.00%    36.99%
   2002.............................................     2,205     5.64         12     1.55%        0.00%   (24.03)%
   2001.............................................     2,313     7.43         17     1.55%        0.00%   (38.62)%
 SP Prudential U.S. Emerging Growth
   Portfolio -- Class II
   2003.............................................     9,775     8.21         80     1.55%        0.00%    39.32%
   2002.............................................     9,695     5.89         57     1.55%        0.00%   (33.46)%
   2001.............................................     9,251     8.86         82     1.55%        0.00%    (9.67)%
Rydex Variable Trust:
 OTC Fund
   2003.............................................   458,773     4.81      2,206     1.55%        0.00%    43.17%
   2002.............................................   374,080     3.36      1,257     1.55%        0.00%   (39.80)%
   2001.............................................   236,367     5.58      1,319     1.55%        0.00%   (36.19)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2003.............................................   118,583    12.93      1,533     1.55%        0.00%    29.25%
 Salomon Brothers Variable Investors Fund -- Class I
   2003............................................. 2,228,090    11.61     25,865     1.55%        1.46%    30.29%
   2002............................................. 2,548,468     8.91     22,707     1.55%        1.07%   (24.24)%
   2001............................................. 2,548,515    11.76     29,971     1.55%        0.86%    (5.64)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2003............................................. 1,636,493    13.15     21,527     1.55%        5.07%    11.48%
   2002............................................. 1,631,536    11.80     19,252     1.55%        5.67%     7.16%
   2001............................................. 1,091,102    11.01     12,013     1.55%        5.33%     5.26%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

-----------------------------------------------------------------------------------------------------------------------

                                                                                      Expenses as a Investment
                                                                     Net Assets      % of Average    Income     Total
                      Type III:                          Units   Unit Value    000s    Net Assets     Ratio     Return
-----------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Variable Total Return Fund --
   Class I
   2003...............................................   852,267   $10.76     $ 9,173     1.55%        1.61%    14.12%
   2002...............................................   929,915     9.43       8,769     1.55%        1.58%    (8.31)%
   2001...............................................   780,272    10.29       8,029     1.55%        2.73%    (2.34)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003...............................................   375,479    10.35       3,888     1.55%        0.38%    28.75%
   2002...............................................    31,822     8.04         256     1.55%        0.00%   (20.68)%
 Emerging Growth Portfolio -- Class II Shares
   2003...............................................    94,221     9.08         856     1.55%        0.00%    25.07%
   2002...............................................    13,078     7.26          95     1.55%        0.00%   (33.70)%

Type IV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2003...............................................     9,830    12.90         127     1.60%        0.00%    28.95%
 AIM V.I. Capital Appreciation Fund -- Series I
   Shares
   2003...............................................    73,176     7.17         525     1.60%        0.00%    27.45%
   2002...............................................    70,462     5.63         397     1.60%        0.00%   (25.57)%
   2001...............................................    80,573     7.56         609     1.60%        0.00%   (24.51)%
 AIM V.I. Growth Fund -- Series I Shares
   2003...............................................    45,289     5.77         261     1.60%        0.00%    29.15%
   2002...............................................    31,521     4.46         141     1.60%        0.00%   (32.08)%
   2001...............................................    29,164     6.57         192     1.60%        0.38%   (34.95)%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003...............................................   135,714     7.35         997     1.60%        0.31%    23.08%
   2002...............................................   155,557     5.97         929     1.60%        0.37%   (31.37)%
   2001...............................................   165,666     8.70       1,441     1.60%        0.26%   (13.97)%
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2003...............................................   817,059     7.58       6,190     1.60%        0.00%    33.01%
   2002...............................................   936,757     5.70       5,340     1.60%        0.04%   (34.06)%
   2001............................................... 1,392,133     8.64      12,028     1.60%        0.24%   (13.23)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2003...............................................   430,824     6.93       2,984     1.60%        0.00%    40.07%
   2002...............................................   368,144     4.94       1,819     1.60%        0.00%   (27.40)%
   2001...............................................   528,445     6.81       3,599     1.60%        0.05%   (30.65)%
AllianceBernstein Variable Products Series Fund, Inc.:
 Growth and Income Portfolio -- Class B
   2003...............................................   564,379    10.45       5,898     1.60%        0.82%    30.08%
   2002...............................................   471,081     8.03       3,783     1.60%        0.55%   (23.51)%
   2001...............................................   340,210    10.50       3,572     1.60%        0.42%    (1.46)%
 Premier Growth Portfolio -- Class B
   2003...............................................    80,499     6.64         534     1.60%        0.00%    21.40%
   2002...............................................    73,936     5.47         404     1.60%        0.00%   (31.95)%
   2001...............................................    68,468     8.03         550     1.60%        0.00%   (18.73)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

------------------------------------------------------------------------------------------------------------------

                                                                                 Expenses as a Investment
                                                                 Net Assets      % of Average    Income    Total
                      Type IV:                         Units  Unit Value   000s   Net Assets     Ratio     Return
------------------------------------------------------------------------------------------------------------------
 Quasar Portfolio -- Class B
   2003..............................................  87,421   $ 8.84    $  772     1.60%        0.00%    46.30%
   2002..............................................   4,615     6.04        28     1.60%        0.00%   (33.15)%
   2001..............................................   2,245     9.03        20     1.60%        0.00%   (14.26)%
 Technology Portfolio -- Class B
   2003..............................................   3,490    13.17        46     1.60%        0.00%    31.70%
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
   Portfolio -- Initial Shares
   2002..............................................  44,620     9.88       441     1.60%        0.95%    (2.07)%
   2001..............................................  64,379    10.09       650     1.60%        2.16%     1.66%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2003..............................................  15,113     6.54        99     1.60%        0.11%    23.99%
   2002..............................................  12,416     5.28        66     1.60%        0.24%   (30.08)%
   2001..............................................  21,440     7.55       162     1.60%        0.08%   (23.82)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003..............................................  50,865    10.13       515     1.60%        2.23%     1.29%
 VT Worldwide Health Sciences Fund
   2003..............................................  10,439    11.89       124     1.60%        0.00%    18.94%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2003.............................................. 219,699     8.82     1,939     1.60%        1.57%    25.66%
   2002.............................................. 218,794     7.02     1,536     1.60%        1.18%   (21.49)%
   2001.............................................. 397,695     8.94     3,555     1.60%        1.38%    (5.75)%
 Federated Capital Income Fund II
   2003..............................................  68,122     6.74       459     1.60%        6.47%    18.75%
   2002.............................................. 100,284     5.68       570     1.60%        5.74%   (25.16)%
   2001.............................................. 129,702     7.59       984     1.60%        3.40%   (15.11)%
 Federated High Income Bond Fund II --
   Primary Shares
   2003.............................................. 399,719    10.30     4,118     1.60%        7.23%    20.27%
   2002.............................................. 141,307     8.57     1,211     1.60%       11.14%    (0.23)%
   2001.............................................. 197,752     8.59     1,699     1.60%        9.59%    (0.25)%
 Federated High Income Bond Fund II -- Service Shares
   2003.............................................. 356,817    11.90     4,248     1.60%        6.21%    19.85%
   2002.............................................. 115,436     9.93     1,146     1.60%        8.49%    (0.38)%
   2001..............................................  45,977     9.96       458     1.60%        4.03%    (0.25)%
 Federated International Small Company Fund II
   2002..............................................   6,379     5.65        36     1.60%        0.00%   (18.80)%
   2001..............................................  16,924     6.96       118     1.60%        0.00%   (31.14)%
 Federated Kaufmann Fund II -- Service Shares
   2003..............................................  41,392    13.30       551     1.60%        0.00%    33.00%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

------------------------------------------------------------------------------------------------------------------------

                                                                                       Expenses as a Investment
                                                                       Net Assets      % of Average    Income    Total
                        Type IV:                           Units   Unit Value   000s    Net Assets     Ratio     Return
------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Initial Class
   2003.................................................   757,822   $ 9.75    $ 7,387     1.60%        1.87%    28.25%
   2002.................................................   835,392     7.60      6,349     1.60%        1.83%   (18.27)%
   2001.................................................   917,825     9.30      8,536     1.60%        1.71%    (6.48)%
 VIP Equity-Income Portfolio -- Service Class 2
   2003.................................................   396,193    10.21      4,047     1.60%        1.40%    27.95%
   2002.................................................   367,278     7.98      2,931     1.60%        1.20%   (18.48)%
   2001.................................................   124,443     9.79      1,218     1.60%        0.26%    (6.75)%
 VIP Growth Portfolio -- Initial Class
   2003.................................................   687,007     7.87      5,410     1.60%        0.28%    30.73%
   2002.................................................   697,045     6.02      4,196     1.60%        0.28%   (31.22)%
   2001................................................. 1,048,860     8.76      9,188     1.60%        0.08%   (18.97)%
 VIP Growth Portfolio -- Service Class 2
   2003.................................................   352,465     7.13      2,512     1.60%        0.10%    30.43%
   2002.................................................   282,662     5.46      1,543     1.60%        0.12%   (31.41)%
   2001.................................................   272,129     7.97      2,169     1.60%        0.02%   (19.19)%
 VIP Overseas Portfolio -- Initial Class
   2003.................................................   150,134     8.94      1,342     1.60%        0.77%    41.08%
   2002.................................................    87,301     6.33        553     1.60%        0.78%   (21.55)%
   2001.................................................   179,907     8.07      1,452     1.60%        5.29%   (22.43)%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Asset Manager/SM/ Portfolio -- Initial Class
   2003.................................................   126,958     9.83      1,248     1.60%        3.73%    16.09%
   2002.................................................   150,830     8.47      1,278     1.60%        4.25%   (10.19)%
   2001.................................................   220,652     9.43      2,081     1.60%        4.48%    (5.63)%
 VIP II Contrafund(R) Portfolio -- Initial Class
   2003................................................. 1,083,766    10.10     10,950     1.60%        0.48%    26.41%
   2002.................................................   985,297     7.99      7,873     1.60%        0.88%   (10.80)%
   2001................................................. 1,229,421     8.96     11,016     1.60%        0.85%   (13.65)%
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003.................................................   337,586     9.95      3,360     1.60%        0.25%    26.15%
   2002.................................................   229,420     7.89      1,810     1.60%        0.58%   (11.05)%
   2001.................................................   215,181     8.87      1,909     1.60%        0.25%   (13.88)%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Growth & Income Portfolio -- Initial Class
   2003.................................................   515,611     8.54      4,403     1.60%        1.19%    21.80%
   2002.................................................   458,068     7.01      3,211     1.60%        1.44%   (17.95)%
   2001.................................................   607,616     8.54      5,189     1.60%        1.34%   (10.21)%
 VIP III Growth & Income Portfolio -- Service Class 2
   2003.................................................    83,729     8.92        747     1.60%        0.90%    21.47%
   2002.................................................    66,265     7.34        486     1.60%        1.15%   (18.17)%
   2001.................................................   103,917     8.97        932     1.60%        0.45%   (10.47)%
 VIP III Growth Opportunities Portfolio -- Initial Class
   2003.................................................   190,777     6.68      1,274     1.60%        0.83%    27.80%
   2002.................................................   204,162     5.22      1,066     1.60%        1.17%   (23.09)%
   2001.................................................   268,664     6.79      1,824     1.60%        0.43%   (15.80)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

------------------------------------------------------------------------------------------------------------

                                                                           Expenses as a Investment
                                                            Net Assets     % of Average    Income    Total
                  Type IV:                      Units   Unit Value  000s    Net Assets     Ratio     Return
------------------------------------------------------------------------------------------------------------
 VIP III Mid Cap Portfolio -- Service Class 2
   2003......................................   345,059   $12.36   $ 4,263     1.60%        0.21%    36.05%
   2002......................................   184,618     9.08     1,676     1.60%        0.67%   (11.46)%
   2001......................................    82,604    10.26       848     1.60%        0.00%    (5.06)%
GE Investments Funds, Inc.:
 Income Fund
   2003......................................   529,614    12.43     6,580     1.60%        3.51%     1.95%
   2002......................................   814,908    12.19     9,934     1.60%        3.97%     8.13%
   2001......................................   257,747    11.27     2,905     1.60%        5.69%     5.70%
 International Equity Fund
   2003......................................   136,373     8.25     1,124     1.60%        1.83%    35.71%
   2002......................................   103,984     6.08       632     1.60%        0.95%   (25.05)%
   2001......................................   121,898     8.11       989     1.60%        1.49%   (22.13)%
 Mid-Cap Value Equity Fund
   2003......................................   582,397    11.35     6,610     1.60%        1.42%    30.82%
   2002......................................   524,430     8.68     4,552     1.60%        0.84%   (15.14)%
   2001......................................   532,256    10.22     5,440     1.60%        0.92%    (1.29)%
 Money Market Fund
   2003...................................... 2,170,916    10.83    23,519     1.60%        0.82%    (0.83)%
   2002...................................... 3,714,284    10.92    40,560     1.60%        1.49%    (0.15)%
   2001...................................... 4,564,152    10.94    49,932     1.60%        3.77%     2.30%
 Premier Growth Equity Fund
   2003......................................   727,014     9.64     7,010     1.60%        0.21%    26.86%
   2002......................................   482,041     7.60     3,664     1.60%        0.05%   (22.28)%
   2001......................................   419,925     9.78     4,107     1.60%        0.11%   (10.60)%
 Real Estate Securities Fund
   2003......................................   160,984    17.19     2,767     1.60%        3.71%    35.19%
   2002......................................   103,220    12.71     1,312     1.60%        4.04%    (2.92)%
   2001......................................    93,831    13.10     1,229     1.60%        5.55%    10.04%
 S&P 500(R) Index Fund
   2003...................................... 2,033,863     8.02    16,309     1.60%        1.39%    26.23%
   2002...................................... 1,905,073     6.35    12,097     1.60%        1.19%   (23.61)%
   2001...................................... 2,084,126     8.32    17,340     1.60%        0.99%   (13.68)%
 Small-Cap Value Equity Fund
   2003......................................   205,028    12.48     2,559     1.60%        0.08%    22.14%
   2002......................................   192,153    10.22     1,964     1.60%        0.31%   (15.23)%
   2001......................................   108,992    12.05     1,313     1.60%        1.00%     8.20%
 Total Return Fund
   2003......................................   499,190    10.95     5,466     1.60%        1.69%    18.39%
   2002......................................   298,082     9.25     2,757     1.60%        2.28%   (10.76)%
   2001......................................   372,552    10.36     3,860     1.60%        2.57%    (4.45)%
 U.S. Equity Fund
   2003......................................   342,666     8.96     3,069     1.60%        1.00%    21.31%
   2002......................................   425,255     7.38     3,138     1.60%        0.92%   (20.55)%
   2001......................................   313,046     9.29     2,908     1.60%        0.78%    (9.94)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

------------------------------------------------------------------------------------------------------------------

                                                                                 Expenses as a Investment
                                                                 Net Assets      % of Average    Income    Total
                     Type IV:                        Units   Unit Value   000s    Net Assets     Ratio     Return
------------------------------------------------------------------------------------------------------------------
 Value Equity Fund
   2003...........................................   250,640   $ 9.08    $ 2,277     1.60%        1.55%    22.07%
   2002...........................................   261,674     7.44      1,947     1.60%        1.11%   (18.88)%
   2001...........................................   118,284     9.17      1,085     1.60%        1.35%   (10.22)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income
   2003...........................................   134,861     8.51      1,148     1.60%        1.40%    22.38%
   2002...........................................   142,990     6.95        994     1.60%        1.63%   (12.76)%
   2001...........................................   173,565     7.97      1,383     1.60%        0.50%   (10.79)%
 Goldman Sachs Mid Cap Value Fund
   2003...........................................   393,875    14.98      5,899     1.60%        0.87%    26.34%
   2002...........................................   411,894    11.85      4,881     1.60%        0.98%    (6.22)%
   2001...........................................   436,048    12.64      5,512     1.60%        1.14%    10.25%
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund
   -- Class II
   2003...........................................     5,942    12.56         75     1.60%        0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2003...........................................   856,023    10.55      9,028     1.60%        2.14%    12.23%
   2002........................................... 1,087,532     9.40     10,223     1.60%        2.34%    (7.94)%
   2001........................................... 1,591,602    10.21     16,250     1.60%        1.28%    (6.20)%
 Balanced Portfolio -- Service Shares
   2003...........................................   294,903     9.83      2,899     1.60%        1.95%    11.91%
   2002...........................................   337,154     8.79      2,964     1.60%        2.24%    (8.17)%
   2001...........................................   236,619     9.57      2,264     1.60%        1.81%    (6.43)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2003...........................................   633,901     8.07      5,116     1.60%        0.47%    18.61%
   2002...........................................   839,663     6.80      5,710     1.60%        0.54%   (17.02)%
   2001........................................... 1,245,067     8.20     10,210     1.60%        0.39%   (22.93)%
 Capital Appreciation Portfolio -- Service Shares
   2003...........................................    82,050     7.62        625     1.60%        0.24%    18.32%
   2002...........................................    91,023     6.44        586     1.60%        0.31%   (17.27)%
   2001...........................................    96,923     7.79        755     1.60%        0.31%   (23.09)%
 Flexible Income Portfolio -- Institutional Shares
   2003...........................................   138,865    12.50      1,735     1.60%        4.28%     4.69%
   2002...........................................   265,752    11.94      3,173     1.60%        4.75%     8.71%
   2001...........................................   200,610    10.98      2,203     1.60%        3.05%     6.01%
 Global Life Sciences Portfolio -- Service Shares
   2003...........................................    58,090     8.05        467     1.60%        0.00%    24.18%
   2002...........................................    64,305     6.48        417     1.60%        0.00%   (30.68)%
   2001...........................................   154,798     9.35      1,447     1.60%        0.00%   (18.09)%
 Global Technology Portfolio -- Service Shares
   2003...........................................   266,513     3.51        936     1.60%        0.00%    44.14%
   2002...........................................   291,205     2.44        711     1.60%        0.00%   (41.88)%
   2001...........................................   275,684     4.19      1,155     1.60%        0.00%   (38.33)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

-----------------------------------------------------------------------------------------------------------------------

                                                                                      Expenses as a Investment
                                                                      Net Assets      % of Average    Income    Total
                       Type IV:                           Units   Unit Value   000s    Net Assets     Ratio     Return
-----------------------------------------------------------------------------------------------------------------------
 Growth Portfolio -- Institutional Shares
   2003................................................   944,140   $ 7.46    $ 7,041     1.60%        0.08%    29.63%
   2002................................................ 1,174,963     5.75      6,756     1.60%        0.00%   (27.69)%
   2001................................................ 1,819,775     7.96     14,485     1.60%        0.02%   (25.95)%
 Growth Portfolio -- Service Shares
   2003................................................   140,493     6.71        943     1.60%        0.00%    29.39%
   2002................................................    85,220     5.19        442     1.60%        0.00%   (27.89)%
   2001................................................   121,973     7.19        877     1.60%        0.00%   (26.11)%
 International Growth Portfolio -- Institutional Shares
   2003................................................   403,108    10.30      4,152     1.60%        1.21%    32.76%
   2002................................................   565,435     7.76      4,388     1.60%        0.83%   (26.77)%
   2001................................................   784,857    10.60      8,319     1.60%        0.34%   (24.47)%
 International Growth Portfolio -- Service Shares
   2003................................................   150,551     7.28      1,097     1.60%        1.16%    32.39%
   2002................................................    49,363     5.50        271     1.60%        0.90%   (26.95)%
   2001................................................    48,624     7.53        366     1.60%        0.35%   (24.66)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2003................................................   742,675     6.81      5,057     1.60%        0.00%    32.95%
   2002................................................   867,195     5.12      4,440     1.60%        0.00%   (29.09)%
   2001................................................ 1,217,251     7.22      8,789     1.60%        0.00%   (40.43)%
 Mid Cap Growth Portfolio -- Service Shares
   2003................................................    57,225     5.51        315     1.60%        0.00%    32.61%
   2002................................................    70,678     4.16        294     1.60%        0.00%   (29.27)%
   2001................................................    46,629     5.88        274     1.60%        0.00%   (40.56)%
 Worldwide Growth Portfolio -- Institutional Shares
   2003................................................   784,140     8.48      6,649     1.60%        1.08%    22.01%
   2002................................................ 1,045,267     6.95      7,265     1.60%        0.82%   (26.69)%
   2001................................................ 1,487,500     9.48     14,101     1.60%        0.22%   (23.68)%
 Worldwide Growth Portfolio -- Service Shares
   2003................................................    84,265     6.74        568     1.60%        0.83%    21.71%
   2002................................................   158,083     5.54        876     1.60%        0.61%   (26.90)%
   2001................................................   227,777     7.58      1,727     1.60%        0.12%   (23.86)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2003................................................   163,862     6.32      1,035     1.60%        0.00%    20.65%
   2002................................................   120,571     5.24        632     1.60%        0.00%   (28.87)%
   2001................................................    84,171     7.36        619     1.60%        0.05%   (26.04)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2003................................................   107,825     7.78        839     1.60%        0.44%    19.89%
   2002................................................    93,687     6.49        608     1.60%        0.44%   (22.41)%
   2001................................................    61,876     8.36        517     1.60%        0.21%   (17.45)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2003................................................   284,319     8.72      2,480     1.60%        0.00%    31.30%
   2002................................................    61,553     6.64        409     1.60%        0.00%   (32.89)%
   2001................................................    67,674     9.90        670     1.60%        0.00%    (6.78)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

-------------------------------------------------------------------------------------------------------------------

                                                                                  Expenses as a Investment
                                                                  Net Assets      % of Average    Income    Total
                       Type IV:                         Units  Unit Value   000s   Net Assets     Ratio     Return
-------------------------------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service Class Shares
   2003...............................................  53,344   $ 7.86    $  419     1.60%        2.09%    33.41%
   2002...............................................  45,786     5.89       270     1.60%        2.45%   (24.13)%
   2001...............................................  41,040     7.76       318     1.60%        1.81%   (25.66)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2003...............................................  30,362    12.35       375     1.60%        0.00%    23.50%
 Nations Marsico International Opportunities Portfolio
   2003...............................................  35,656    13.38       477     1.60%        0.01%    33.77%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2003............................................... 226,559     8.34     1,890     1.60%        0.00%    23.59%
   2002............................................... 246,315     6.75     1,660     1.60%        0.73%   (28.95)%
   2001............................................... 337,019     9.50     3,202     1.60%        0.99%   (32.37)%
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2003...............................................  11,755    11.99       141     1.60%        0.00%    19.90%
 Oppenheimer Bond Fund/VA
   2003............................................... 174,744    12.16     2,124     1.60%        6.02%     5.07%
   2002............................................... 244,092    11.57     2,824     1.60%        7.18%     7.34%
   2001............................................... 290,069    10.78     3,127     1.60%        6.51%     6.06%
 Oppenheimer Capital Appreciation Fund/VA
   2003............................................... 537,049    10.00     5,371     1.60%        0.39%    28.86%
   2002............................................... 575,596     7.76     4,467     1.60%        0.66%   (28.03)%
   2001............................................... 735,051    10.78     7,924     1.60%        0.65%   (13.98)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2003...............................................  35,817    12.30       440     1.60%        0.00%    22.97%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2003............................................... 316,736     9.88     3,130     1.60%        0.56%    40.58%
   2002............................................... 236,062     7.03     1,660     1.60%        0.39%   (23.61)%
   2001...............................................  86,595     9.20       797     1.60%        0.19%   (13.59)%
 Oppenheimer High Income Fund/VA
   2003............................................... 465,002    10.88     5,057     1.60%        7.07%    21.98%
   2002............................................... 194,552     8.92     1,735     1.60%       11.01%    (3.95)%
   2001............................................... 178,281     9.28     1,654     1.60%       10.37%     0.33%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2003............................................... 222,322     8.77     1,950     1.60%        0.77%    24.42%
   2002............................................... 176,987     7.05     1,248     1.60%        0.57%   (20.33)%
   2001............................................... 140,805     8.84     1,245     1.60%        0.20%   (11.72)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2003...............................................  24,434    13.70       335     1.60%        0.00%    36.95%
 Oppenheimer Multiple Strategies Fund/VA
   2003............................................... 125,354    11.68     1,464     1.60%        3.04%    22.96%
   2002............................................... 128,522     9.50     1,221     1.60%        3.69%   (11.83)%
   2001............................................... 190,985    10.77     2,057     1.60%        3.70%     0.58%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003



                                                                    Net Assets             Expenses as a Investment
                                                                ------------------         % of Average    Income    Total
Type IV:                                                 Units  Unit Value          000s    Net Assets     Ratio     Return
--------                                                ------- ----------         ------- ------------- ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class Shares
   2003................................................  31,753   $11.64           $   370     1.60%        2.67%     0.63%
   2002................................................  21,171    11.56               245     1.60%        3.57%     6.46%
   2001................................................  23,078    10.86               251     1.60%        4.24%     5.87%
 High Yield Portfolio -- Administrative Class Shares
   2003................................................ 363,833    11.97             4,354     1.60%        7.39%    20.89%
   2002................................................  87,630     9.90               868     1.60%        8.21%    (2.77)%
   2001................................................  67,250    10.18               685     1.60%        8.36%     0.71%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2003................................................ 191,002    12.79             2,443     1.60%        3.05%     2.24%
   2002................................................ 249,990    12.51             3,127     1.60%        7.19%    15.71%
   2001................................................ 132,087    10.81             1,428     1.60%        4.95%     4.16%
 Total Return Portfolio -- Administrative Class Shares
   2003................................................ 983,366    12.07            11,868     1.60%        2.87%     3.36%
   2002................................................ 807,952    11.68             9,437     1.60%        4.44%     7.33%
   2001................................................ 397,634    10.88             4,326     1.60%        4.69%     6.63%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II
   2003................................................   1,838    12.12                22     1.60%        0.00%    21.16%
Rydex Variable Trust:
 OTC Fund
   2003................................................  44,380     4.80               213     1.60%        0.00%    43.10%
   2002................................................  58,597     3.36               197     1.60%        0.00%   (39.83)%
   2001................................................  18,702     5.58               104     1.60%        0.00%   (36.22)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2003................................................ 213,912    10.51             2,247     1.60%        1.46%    30.22%
   2002................................................ 219,643     8.07             1,773     1.60%        1.07%   (24.28)%
   2001................................................ 239,512    10.65             2,551     1.60%        0.86%    (5.69)%
 Salomon Brothers Variable All Cap Fund -- Class II
   2003................................................   9,251    12.92               120     1.60%        0.00%    29.21%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2003................................................ 175,980    13.01             2,290     1.60%        5.07%    11.42%
   2002................................................ 208,102    11.68             2,431     1.60%        5.67%     7.10%
   2001................................................ 118,221    10.90             1,289     1.60%        5.33%     5.20%
 Salomon Brothers Variable Total Return Fund -- Class I
   2003................................................  61,672    10.39               641     1.60%        1.61%    14.07%
   2002................................................  65,454     9.11               596     1.60%        1.58%    (8.36)%
   2001................................................  49,020     9.94               487     1.60%        2.73%    (2.39)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003................................................  56,733    10.35               587     1.60%        0.38%    28.68%
   2002................................................  36,666     8.04               295     1.60%        0.00%   (20.72)%
 Emerging Growth Portfolio -- Class II Shares
   2003................................................   4,867     9.08                44     1.60%        0.00%    25.01%
   2002................................................   1,248     7.26                 9     1.60%        0.00%   (33.73)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                               Net Assets     Expenses as a Investment
                                                            ----------------- % of Average    Income    Total
Type V:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                             ------- ---------- ------ ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I Shares
   2003............................................     171   $ 6.59   $    1     0.75%        0.00%    25.73%
   2002............................................     352     5.24        2     0.75%        0.00%   (23.24)%
   2001............................................   1,322     6.83        9     0.75%        0.00%   (26.62)%
 AIM V.I. Capital Appreciation Fund --
   Series I Shares
   2003............................................     319     6.11        2     0.75%        0.00%    28.55%
   2002............................................     451     4.75        2     0.75%        0.00%   (24.92)%
   2001............................................   1,177     6.33        7     0.75%        0.00%   (23.86)%
 AIM V.I. Capital Development Fund --
   Series I Shares
   2003............................................     506    10.15        5     0.75%        0.00%    34.34%
   2002............................................     623     7.56        5     0.75%        0.00%   (21.95)%
   2001............................................     506     9.68        5     0.75%        0.00%    (8.78)%
 AIM V.I. Core Equity Fund -- Series I Shares
   2003............................................     194     7.21        1     0.75%        0.62%    23.48%
   2002............................................     240     5.84        1     0.75%        0.72%   (16.22)%
 AIM V.I. Global Utilities Fund -- Series I Shares
   2003............................................     292     6.00        2     0.75%        1.55%    18.14%
   2002............................................     300     5.08        2     0.75%        3.97%   (26.09)%
   2001............................................     153     6.87        1     0.75%        1.00%   (28.48)%
 AIM V.I. Government Securities Fund --
   Series I Shares
   2003............................................  36,083    12.05      435     0.75%        4.30%     0.31%
   2002............................................ 126,953    12.01    1,525     0.75%        0.12%     8.77%
   2001............................................     822    11.05        9     0.75%        5.79%     4.87%
 AIM V.I. New Technology Fund -- Series I Shares
   2003............................................  39,843     2.87      114     0.75%        0.00%    51.24%
   2002............................................   3,740     1.90        7     0.75%        0.00%   (45.54)%
   2001............................................  15,314     3.49       53     0.75%        9.04%   (47.86)%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Overseas Portfolio -- Initial Class
   2003............................................   1,015     7.82        8     0.75%        0.77%    42.29%
   2002............................................     586     5.49        3     0.75%        0.78%   (20.88)%
Fidelity Variable Insurance Products Fund III
  (VIP III):
 VIP III Growth & Income Portfolio --
   Initial Class
   2003............................................   3,518     9.12       32     0.75%        1.19%    22.85%
   2002............................................   2,279     7.42       17     0.75%        1.44%   (17.24)%
   2001............................................   6,651     8.97       60     0.75%        1.34%    (9.44)%
 VIP III Growth Opportunities Portfolio --
   Initial Class
   2003............................................     201     7.54        2     0.75%        0.83%    28.90%
   2002............................................     251     5.85        1     0.75%        1.17%   (22.43)%
   2001............................................     194     7.54        1     0.75%        0.43%   (15.07)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                         Net Assets     Expenses as a Investment
                                                      ----------------- % of Average    Income    Total
Type V:                                       Units   Unit Value  000s   Net Assets     Ratio     Return
-------                                     --------- ---------- ------ ------------- ---------- ------
 VIP III Mid Cap Portfolio -- Initial Class
   2003....................................     4,695   $13.05   $   61     0.75%        0.41%    37.60%
   2002....................................     3,180     9.49       30     0.75%        0.98%   (10.50)%
   2001....................................     2,055    10.60       22     0.75%        0.00%    (3.94)%
GE Investments Funds, Inc.:
 Income Fund...............................
   2003....................................     3,144    12.63       40     0.75%        3.51%     2.82%
   2002....................................     3,525    12.28       43     0.75%        3.97%     9.06%
   2001....................................     3,905    11.26       44     0.75%        5.69%     6.62%
 International Equity Fund
   2003....................................       185     7.19        1     0.75%        1.83%    36.87%
   2002....................................     1,579     5.25        8     0.75%        0.95%   (24.40)%
 Mid-Cap Value Equity Fund
   2003....................................     2,726    12.45       34     0.75%        1.42%    31.94%
   2002....................................     1,841     9.43       17     0.75%        0.84%   (14.41)%
   2001....................................     2,066    11.02       23     0.75%        0.92%    (0.43)%
 Money Market Fund
   2003.................................... 2,313,412     1.06    2,461     0.75%        0.82%     0.02%
   2002.................................... 3,495,756     1.06    3,706     0.75%        1.49%     0.71%
   2001.................................... 1,890,168     1.06    2,004     0.75%        3.77%     3.19%
 Premier Growth Equity Fund
   2003....................................     1,089     8.78       10     0.75%        0.21%    27.95%
   2002....................................    10,053     6.86       69     0.75%        0.05%   (21.61)%
   2001....................................       207     8.75        2     0.75%        0.11%    (9.82)%
 Real Estate Securities Fund
   2003....................................     7,434    15.74      117     0.75%        3.71%    36.35%
   2002....................................     8,225    11.55       95     0.75%        4.04%    (2.09)%
   2001....................................     3,236    11.79       38     0.75%        5.55%    10.99%
 S&P 500(R) Index Fund
   2003....................................    20,532     7.85      161     0.75%        1.39%    27.31%
   2002....................................    24,977     6.16      154     0.75%        1.19%   (22.95)%
   2001....................................     6,754     8.00       54     0.75%        0.99%   (12.93)%
 Total Return Fund
   2003....................................     5,419    10.58       57     0.75%        1.69%    19.41%
   2002....................................     7,330     8.86       65     0.75%        2.28%    (9.99)%
 U.S. Equity Fund
   2003....................................     5,542     8.86       49     0.75%        1.00%    22.35%
   2002....................................     5,033     7.24       36     0.75%        0.92%   (19.87)%
   2001....................................     4,772     9.04       43     0.75%        0.78%    (9.16)%
Janus Aspen Series:
 Capital Appreciation Portfolio --
   Institutional Shares
   2003....................................       410     6.68        3     0.75%        0.47%    19.63%
   2002....................................       462     5.59        3     0.75%        0.54%   (16.30)%
   2001....................................       649     6.67        4     0.75%        0.39%   (22.26)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                      Net Assets     Expenses as a Investment
                                                                  ------------------ % of Average    Income    Total
Type V:                                                   Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                                 --------- ---------- ------- ------------- ---------- ------
 Core Equity Portfolio -- Institutional Shares
   2003................................................       360   $ 8.20   $     3     0.75%        0.17%    22.18%
   2002................................................       332     6.71         2     0.75%        0.35%   (18.88)%
   2001................................................       287     8.27         2     0.75%        0.59%   (12.42)%
 Flexible Income Portfolio -- Institutional Shares
   2003................................................    31,881    12.88       411     0.75%        4.28%     5.60%
   2002................................................    46,091    12.20       562     0.75%        4.75%     9.65%
   2001................................................       941    11.13        10     0.75%        3.05%     6.93%
 International Growth Portfolio -- Institutional Shares
   2003................................................       430     6.31         3     0.75%        1.21%    33.90%
   2002................................................       683     4.71         3     0.75%        0.83%   (26.14)%
   2001................................................       320     6.38         2     0.75%        0.34%   (23.81)%

Type VI:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2003................................................   105,970    12.90     1,367     1.50%        0.00%    29.04%
 AIM V.I. Capital Appreciation Fund -- Series I
   Shares
   2003................................................ 1,804,935     5.87    10,591     1.50%        0.00%    27.58%
   2002................................................ 1,662,052     4.60     7,645     1.50%        0.00%   (25.49)%
   2001................................................ 1,178,042     6.17     7,269     1.50%        0.00%   (24.44)%
 AIM V.I. Growth Fund -- Series I Shares
   2003................................................ 1,407,142     4.31     6,059     1.50%        0.00%    29.27%
   2002................................................ 1,259,858     3.33     4,195     1.50%        0.00%   (32.01)%
   2001................................................   860,251     4.90     4,215     1.50%        0.38%   (34.88)%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003................................................ 2,590,484     6.19    16,037     1.50%        0.31%    23.21%
   2002................................................ 2,944,086     5.02    14,779     1.50%        0.37%   (31.31)%
   2001................................................ 2,168,360     7.31    15,851     1.50%        0.26%   (13.88)%
AllianceBernstein Variable Products Series
  Fund, Inc.:
 Growth and Income Portfolio -- Class B
   2003................................................ 6,291,612    10.56    66,449     1.50%        0.82%    30.20%
   2002................................................ 5,560,666     8.11    45,097     1.50%        0.55%   (23.43)%
   2001................................................ 2,564,812    10.59    27,161     1.50%        0.42%    (1.36)%
 Premier Growth Portfolio -- Class B
   2003................................................ 2,454,099     5.40    13,259     1.50%        0.00%    21.52%
   2002................................................ 2,672,956     4.45    11,895     1.50%        0.00%   (31.88)%
   2001................................................ 2,070,574     6.53    13,521     1.50%        0.00%   (18.65)%
 Quasar Portfolio -- Class B
   2003................................................   594,269     7.29     4,333     1.50%        0.00%    46.45%
   2002................................................   441,575     4.98     2,199     1.50%        0.00%   (33.09)%
   2001................................................   332,400     7.44     2,473     1.50%        0.00%   (14.18)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type VI:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                         --------- ---------- ------- ------------- ---------- ------
 Technology Portfolio -- Class B
   2003.........................................    61,807   $13.18   $   815     1.50%        0.00%    31.78%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2003.........................................       247    12.54         3     1.50%        0.20%    27.42%
 VP Ultra Fund -- Class I
   2003.........................................       119    11.85         1     1.50%        0.00%    23.03%
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
   Portfolio -- Initial Shares
   2002.........................................   436,606     7.30     3,187     1.50%        0.95%    (1.98)%
   2001.........................................   150,127     7.45     1,118     1.50%        2.16%     1.76%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2003.........................................   805,524     5.70     4,594     1.50%        0.11%    24.11%
   2002.........................................   818,129     4.60     3,763     1.50%        0.24%   (30.01)%
   2001.........................................   675,418     6.57     4,437     1.50%        0.08%   (23.74)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003.........................................    76,569    10.11       774     1.50%        2.23%     1.42%
 VT Income Fund of Boston
   2003.........................................     2,134    11.12        24     1.50%        0.00%    11.70%
 VT Worldwide Health Sciences Fund
   2003.........................................   158,231    13.32     2,107     1.50%        0.00%    28.03%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2003......................................... 1,277,996    11.01    14,072     1.50%        6.21%    19.97%
   2002.........................................   809,652     9.18     7,433     1.50%        8.49%    (0.29)%
   2001.........................................   267,415     9.19     2,458     1.50%        4.03%    (0.15)%
 Federated International Small Company Fund II
   2002.........................................   379,708     4.70     1,785     1.50%        0.00%   (18.72)%
   2001.........................................   111,247     5.78       643     1.50%        0.00%   (31.07)%
 Federated Kaufmann Fund II -- Service Shares
   2003.........................................   342,976    13.31     4,565     1.50%        0.00%    33.09%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Service Class 2
   2003......................................... 3,817,787    10.77    41,128     1.50%        1.40%    28.08%
   2002......................................... 2,766,772     8.41    23,269     1.50%        1.20%   (18.40)%
   2001......................................... 1,247,800    10.31    12,865     1.50%        0.26%    (6.66)%
 VIP Growth Portfolio -- Service Class 2
   2003......................................... 3,867,958     6.09    23,543     1.50%        0.10%    30.55%
   2002......................................... 3,350,454     4.66    15,613     1.50%        0.12%   (31.34)%
   2001......................................... 1,934,977     6.79    13,138     1.50%        0.02%   (19.11)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                       Net Assets     Expenses as a Investment
                                                                   ------------------ % of Average    Income    Total
Type VI:                                                   Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                                 --------- ---------- ------- ------------- ---------- ------
Fidelity Variable Insurance Products Fund II
  (VIP II):
 VIP II Contrafund(R) Portfolio -- Service
   Class 2
   2003................................................. 3,764,847   $ 9.09   $34,221     1.50%        0.25%    26.27%
   2002................................................. 2,682,748     7.20    19,316     1.50%        0.58%   (10.96)%
   2001................................................. 1,382,517     8.08    11,171     1.50%        0.25%   (13.79)%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2003.................................................     2,147    11.84        25     1.50%        0.00%    18.39%
 VIP III Growth & Income Portfolio -- Service
   Class 2
   2003................................................. 1,296,093     8.73    11,310     1.50%        0.90%    21.59%
   2002................................................. 1,005,224     7.18     7,218     1.50%        1.15%   (18.09)%
   2001.................................................   566,471     8.76     4,962     1.50%        0.45%   (10.38)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003................................................. 4,191,431    12.28    51,472     1.50%        0.21%    36.18%
   2002................................................. 3,315,853     9.02    29,909     1.50%        0.67%   (11.38)%
   2001................................................. 1,749,762    10.18    17,813     1.50%        0.00%    (4.97)%
Franklin Templeton Variable Insurance Products Trust:
 Templeton Foreign Securities Fund -- Class 2 Shares
   2003.................................................     1,243    12.46        15     1.50%        1.70%    30.23%
GE Investments Funds, Inc.:
 Income Fund
   2003.................................................   966,837    10.86    10,501     1.50%        3.51%     2.05%
   2002.................................................   518,423    10.64     5,516     1.50%        3.97%     8.24%
 Mid-Cap Value Equity Fund
   2003................................................. 3,087,251    12.34    38,109     1.50%        1.42%    30.95%
   2002................................................. 2,414,851     9.43    22,772     1.50%        0.84%   (15.06)%
   2001.................................................   952,179    11.10    10,569     1.50%        0.92%    (1.19)%
 Money Market Fund
   2003................................................. 3,852,162    10.41    40,088     1.50%        0.82%    (0.73)%
   2002................................................. 4,808,269    10.48    50,391     1.50%        1.49%    (0.05)%
   2001................................................. 2,491,737    10.49    26,138     1.50%        3.77%     2.40%
 Premier Growth Equity Fund
   2003................................................. 2,898,879     8.36    24,234     1.50%        0.21%    26.98%
   2002................................................. 1,851,265     6.58    12,181     1.50%        0.05%   (22.20)%
   2001.................................................   679,903     8.46     5,752     1.50%        0.11%   (10.51)%
 Real Estate Securities Fund
   2003.................................................   213,635    12.49     2,668     1.50%        3.71%    24.88%
 S&P 500(R) Index Fund
   2003................................................. 8,649,924     7.55    65,312     1.50%        1.39%    26.35%
   2002................................................. 6,212,679     5.98    37,152     1.50%        1.19%   (23.53)%
   2001................................................. 3,034,072     7.82    23,726     1.50%        0.99%   (13.59)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2003.......................................... 2,484,150   $12.77   $31,724     1.50%        0.08%    22.26%
   2002.......................................... 1,979,892    10.45    20,690     1.50%        0.31%   (15.15)%
   2001..........................................   603,771    12.31     7,432     1.50%        1.00%     8.31%
 Total Return Fund
   2003..........................................   614,846    10.90     6,702     1.50%        1.69%     9.00%
 U.S. Equity Fund
   2003.......................................... 2,081,073     8.57    17,831     1.50%        1.00%    21.43%
   2002.......................................... 1,679,606     7.06    11,858     1.50%        0.92%   (20.48)%
   2001..........................................   596,270     8.87     5,289     1.50%        0.78%    (9.85)%
 Value Equity Fund
   2003.......................................... 1,290,905     8.86    11,434     1.50%        1.55%    22.19%
   2002..........................................   886,780     7.25     6,429     1.50%        1.11%   (18.80)%
   2001..........................................   321,742     8.93     2,873     1.50%        1.35%   (10.13)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund
   -- Class II
   2003..........................................    76,470    12.57       961     1.50%        0.00%    25.70%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2003.......................................... 6,256,244     9.28    58,049     1.50%        1.95%    12.02%
   2002.......................................... 4,985,061     8.28    41,276     1.50%        2.24%    (8.07)%
   2001.......................................... 2,682,847     9.01    24,172     1.50%        1.81%    (6.34)%
 Capital Appreciation Portfolio -- Service Shares
   2003.......................................... 1,782,763     6.38    11,370     1.50%        0.24%    18.43%
   2002.......................................... 1,974,833     5.39    10,644     1.50%        0.31%   (17.19)%
   2001.......................................... 1,732,144     6.50    11,259     1.50%        0.31%   (23.01)%
 Global Life Sciences Portfolio -- Service Shares
   2003..........................................   478,853     7.58     3,630     1.50%        0.00%    24.30%
   2002..........................................   559,790     6.10     3,415     1.50%        0.00%   (30.61)%
   2001..........................................   490,003     8.79     4,307     1.50%        0.00%   (18.01)%
 Global Technology Portfolio -- Service Shares
   2003.......................................... 1,112,740     3.45     3,840     1.50%        0.00%    44.28%
   2002.......................................... 1,071,043     2.39     2,560     1.50%        0.00%   (41.82)%
   2001..........................................   972,418     4.11     3,997     1.50%        0.00%   (38.26)%
 Growth Portfolio -- Service Shares
   2003.......................................... 1,863,544     5.76    10,730     1.50%        0.00%    29.52%
   2002.......................................... 2,035,353     4.45     9,057     1.50%        0.00%   (27.82)%
   2001.......................................... 1,965,673     6.16    12,109     1.50%        0.00%   (26.03)%
 International Growth Portfolio -- Service Shares
   2003.......................................... 1,930,931     5.92    11,428     1.50%        1.16%    32.52%
   2002.......................................... 1,779,820     4.47     7,956     1.50%        0.90%   (26.87)%
   2001.......................................... 1,007,056     6.11     6,153     1.50%        0.35%   (24.59)%
 Mid Cap Growth Portfolio -- Service Shares
   2003.......................................... 2,012,209     3.72     7,485     1.50%        0.00%    32.74%
   2002.......................................... 2,245,993     2.80     6,289     1.50%        0.00%   (29.20)%
   2001.......................................... 1,979,779     3.96     7,840     1.50%        0.00%   (40.50)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Service Shares
   2003............................................ 2,228,431   $ 5.56   $12,384     1.50%        0.83%    21.83%
   2002............................................ 2,503,755     4.56    11,417     1.50%        0.61%   (26.82)%
   2001............................................ 2,117,193     6.23    13,190     1.50%        0.12%   (23.79)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2003............................................     3,051    10.41        32     1.50%        3.62%     2.16%
   2002............................................       378    10.19         4     1.50%        0.00%     1.84%
 International Opportunities Portfolio
   2003............................................        24    12.88         0     1.50%        0.32%    30.47%
 Mid Cap Value Portfolio
   2003............................................     1,288    12.97        17     1.50%        0.41%    27.68%
   2002............................................       368    10.16         4     1.50%        0.00%     1.55%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2003............................................ 2,370,780     5.72    13,568     1.50%        0.00%    20.77%
   2002............................................ 2,157,083     4.74    10,225     1.50%        0.00%   (28.80)%
   2001............................................ 1,370,095     6.66     9,125     1.50%        0.05%   (25.97)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2003............................................ 1,311,182     7.58     9,942     1.50%        0.44%    20.01%
   2002............................................ 1,008,165     6.32     6,372     1.50%        0.44%   (22.34)%
   2001............................................   591,306     8.14     4,813     1.50%        0.21%   (17.37)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2003............................................ 2,279,851     7.39    16,854     1.50%        0.00%    31.43%
   2002............................................ 1,656,107     5.62     9,307     1.50%        0.00%   (32.83)%
   2001............................................   643,039     8.37     5,382     1.50%        0.00%    (6.68)%
 MFS(R) Total Return Series -- Service Class Shares
   2003............................................     2,387    11.46        27     1.50%        1.64%    14.27%
 MFS(R) Utilities Series -- Service Class Shares
   2003............................................ 1,772,464     7.72    13,683     1.50%        2.09%    33.54%
   2002............................................ 1,379,854     5.78     7,976     1.50%        2.45%   (24.06)%
   2001............................................   973,433     7.61     7,408     1.50%        1.81%   (25.59)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2003............................................   406,446    12.36     5,023     1.50%        0.00%    23.58%
 Nations Marsico International Opportunities
   Portfolio
   2003............................................   230,441    13.39     3,085     1.50%        0.01%    33.86%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2003............................................    31,218    12.00       375     1.50%        0.00%    19.98%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VI:                                                       Unit Value  000s    Net Assets     Ratio     Return
--------                                               Units   ---------- ------- ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2003.............................................   123,947   $12.76   $ 1,581     1.50%        0.00%    28.73%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2003............................................. 3,920,479     8.76    34,348     1.50%        0.56%    40.72%
   2002............................................. 2,869,699     6.23    17,878     1.50%        0.39%   (23.53)%
   2001............................................. 1,175,084     8.14     9,565     1.50%        0.19%   (13.50)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2003............................................. 3,157,518     7.93    25,035     1.50%        0.77%    24.54%
   2002............................................. 2,417,368     6.37    15,399     1.50%        0.57%   (20.25)%
   2001............................................. 1,249,865     7.98     9,974     1.50%        0.20%   (11.63)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2003.............................................   153,150    13.39     2,051     1.50%        0.00%    42.08%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class
   Shares
   2003.............................................   467,831    11.82     5,530     1.50%        2.67%     0.73%
   2002.............................................   332,618    11.74     3,905     1.50%        3.57%     6.57%
   2001.............................................    60,992    11.01       672     1.50%        4.24%     5.97%
 High Yield Portfolio -- Administrative Class Shares
   2003............................................. 3,059,826    11.79    36,065     1.50%        7.39%    21.01%
   2002............................................. 1,559,690     9.74    15,191     1.50%        8.21%    (2.67)%
   2001.............................................   455,975    10.01     4,564     1.50%        8.36%     0.81%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2003............................................. 1,894,983    13.73    26,012     1.50%        3.05%     2.34%
   2002............................................. 2,265,357    13.41    30,378     1.50%        7.19%    15.82%
   2001.............................................   734,864    11.58     8,510     1.50%        4.95%     4.26%
 Total Return Portfolio -- Administrative Class
   Shares
   2003............................................. 7,871,654    12.55    98,801     1.50%        2.87%     3.46%
   2002............................................. 6,050,592    12.13    73,394     1.50%        4.44%     7.43%
   2001............................................. 1,662,057    11.29    18,765     1.50%        4.69%     6.74%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II
   2003.............................................     1,465    12.12        18     1.50%        0.00%    21.24%
 Jennison 20/20 Focus Portfolio -- Class II
   2003.............................................     1,058    12.33        13     1.50%        0.00%    23.31%
Rydex Variable Trust:
 OTC Fund
   2003............................................. 2,012,893     3.35     6,752     1.50%        0.00%    43.24%
   2002............................................. 1,244,185     2.34     2,911     1.50%        0.00%   (39.77)%
   2001.............................................   985,138     3.89     3,832     1.50%        0.00%   (36.16)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VI:                                                 Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                               --------- ---------- ------- ------------- ---------- ------
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2003...............................................   227,655   $12.93   $ 2,943     1.50%        0.00%    29.29%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2003...............................................       115    14.98         2     1.50%        0.00%    43.99%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003............................................... 1,196,175    10.36    12,396     1.50%        0.38%    28.81%
   2002...............................................   221,211     8.05     1,781     1.50%        0.00%   (20.65)%
 Emerging Growth Portfolio -- Class II Shares
   2003...............................................   398,198     9.09     3,620     1.50%        0.00%    25.13%
   2002...............................................    74,860     7.26       543     1.50%        0.00%   (33.67)%

Type VII:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2003...............................................    60,892    12.89       785     1.70%        0.00%    28.86%
 AIM V.I. Capital Appreciation Fund -- Series I
   Shares
   2003...............................................   753,640     5.83     4,391     1.70%        0.00%    27.32%
   2002...............................................   490,960     4.58     2,249     1.70%        0.00%   (25.64)%
   2001...............................................   409,321     6.15     2,517     1.70%        0.00%   (24.59)%
 AIM V.I. Growth Fund -- Series I Shares
   2003...............................................   499,360     4.28     2,135     1.70%        0.00%    29.01%
   2002...............................................   429,559     3.31     1,422     1.70%        0.00%   (32.15)%
   2001...............................................   351,148     4.88     1,714     1.70%        0.38%   (35.02)%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003............................................... 1,001,733     6.15     6,157     1.70%        0.31%    22.96%
   2002............................................... 1,063,872     5.00     5,319     1.70%        0.37%   (31.45)%
   2001...............................................   818,340     7.29     5,966     1.70%        0.26%   (14.06)%
AllianceBernstein Variable Products Series Fund, Inc.:
 Growth and Income Portfolio -- Class B
   2003............................................... 2,585,197    10.49    27,110     1.70%        0.82%    29.94%
   2002............................................... 1,951,504     8.07    15,749     1.70%        0.55%   (23.59)%
   2001...............................................   825,837    10.56     8,721     1.70%        0.42%    (1.56)%
 Premier Growth Portfolio -- Class B
   2003............................................... 1,076,259     5.36     5,773     1.70%        0.00%    21.27%
   2002............................................... 1,159,015     4.42     5,123     1.70%        0.00%   (32.02)%
   2001...............................................   813,964     6.51     5,299     1.70%        0.00%   (18.81)%
 Quasar Portfolio -- Class B
   2003...............................................   196,320     7.24     1,421     1.70%        0.00%    46.15%
   2002...............................................   134,844     4.95       667     1.70%        0.00%   (33.22)%
   2001...............................................    62,503     7.42       464     1.70%        0.00%   (14.35)%
 Technology Portfolio -- Class B
   2003...............................................    10,640    13.50       144     1.70%        0.00%    41.35%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VII:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets
   Portfolio -- Initial Shares
   2002...............................................    76,583   $ 7.26   $   556     1.70%        0.95%    (2.17)%
   2001...............................................    63,965     7.43       475     1.70%        2.16%     1.55%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2003...............................................   137,028     5.66       776     1.70%        0.11%    23.86%
   2002...............................................   146,590     4.57       670     1.70%        0.24%   (30.16)%
   2001...............................................   127,492     6.55       835     1.70%        0.08%   (23.90)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003...............................................   132,120    10.08     1,332     1.70%        2.23%     1.21%
   2002...............................................       208     9.96         2     1.70%        0.00%    (0.41)%
 VT Worldwide Health Sciences Fund
   2003...............................................    61,139    12.81       783     1.70%        0.00%    27.77%
   2002...............................................     3,029    10.03        30     1.70%        0.00%     (.29)%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2003...............................................   705,085    10.93     7,709     1.70%        6.21%    19.72%
   2002...............................................   368,364     9.13     3,363     1.70%        8.49%    (0.49)%
   2001...............................................   143,887     9.16     1,318     1.70%        4.03%    (0.36)%
 Federated International Small Company Fund II
   2002...............................................    67,435     4.67       315     1.70%        0.00%   (18.88)%
   2001...............................................    23,627     5.76       136     1.70%        0.00%   (31.21)%
 Federated Kaufmann Fund II -- Service Shares
   2003...............................................   150,615    13.29     2,002     1.70%        0.00%    32.91%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Service Class 2
   2003............................................... 2,023,475    10.70    21,644     1.70%        1.40%    27.82%
   2002............................................... 1,288,935     8.37    10,788     1.70%        1.20%   (18.56)%
   2001...............................................   570,855    10.28     5,868     1.70%        0.26%    (6.85)%
 VIP Growth Portfolio -- Service Class 2
   2003............................................... 1,629,161     6.04     9,846     1.70%        0.10%    30.29%
   2002...............................................   974,269     4.64     4,521     1.70%        0.12%   (31.48)%
   2001...............................................   603,088     6.77     4,083     1.70%        0.02%   (19.27)%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003............................................... 1,707,386     9.03    15,409     1.70%        0.25%    26.02%
   2002...............................................   918,624     7.16     6,577     1.70%        0.58%   (11.14)%
   2001...............................................   476,256     8.06     3,839     1.70%        0.25%   (13.97)%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2003...............................................     1,184    11.82        14     1.70%        0.00%    18.23%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                            Net Assets     Expenses as a Investment
                                                        ------------------ % of Average    Income    Total
Type VII:                                       Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                     --------- ---------- ------- ------------- ---------- ------
 VIP III Growth & Income Portfolio -- Service
   Class 2
   2003......................................   661,374   $ 8.66   $ 5,730     1.70%        0.90%    21.35%
   2002......................................   503,223     7.14     3,593     1.70%        1.15%   (18.26)%
   2001......................................   280,032     8.74     2,447     1.70%        0.45%   (10.56)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003...................................... 1,539,654    12.19    18,773     1.70%        0.21%    35.90%
   2002......................................   889,218     8.97     7,976     1.70%        0.67%   (11.56)%
   2001......................................   403,825    10.14     4,096     1.70%        0.00%    (5.16)%
GE Investments Funds, Inc.:
 Income Fund
   2003......................................   693,037    10.82     7,502     1.70%        3.51%     1.84%
   2002......................................   216,173    10.63     2,298     1.70%        3.97%     8.02%
 Mid-Cap Value Equity Fund
   2003...................................... 1,248,595    12.26    15,303     1.70%        1.42%    30.68%
   2002......................................   785,521     9.38     7,368     1.70%        0.84%   (15.23)%
   2001......................................   319,791    11.06     3,537     1.70%        0.92%    (1.39)%
 Money Market Fund
   2003...................................... 1,519,238    10.33    15,698     1.70%        0.82%    (0.93)%
   2002...................................... 1,689,357    10.43    17,620     1.70%        1.49%    (0.25)%
   2001......................................   671,871    10.46     7,028     1.70%        3.77%     2.19%
 Premier Growth Equity Fund
   2003...................................... 1,138,946     8.30     9,454     1.70%        0.21%    26.73%
   2002......................................   454,718     6.55     2,978     1.70%        0.05%   (22.36)%
   2001......................................   203,781     8.44     1,720     1.70%        0.11%   (10.69)%
 Real Estate Securities Fund
   2003......................................    75,216    12.47       938     1.70%        3.71%    24.71%
 S&P 500(R) Index Fund
   2003...................................... 3,607,380     7.50    27,045     1.70%        1.39%    26.10%
   2002...................................... 2,153,221     5.95    12,812     1.70%        1.19%   (23.69)%
   2001...................................... 1,104,277     7.79     8,602     1.70%        0.99%   (13.77)%
 Small-Cap Value Equity Fund
   2003......................................   917,681    12.68    11,636     1.70%        0.08%    22.01%
   2002......................................   528,246    10.39     5,488     1.70%        0.31%   (15.32)%
   2001......................................   181,000    12.27     2,221     1.70%        1.00%     8.09%
 Total Return Fund
   2003......................................   492,594    11.42     5,624     1.70%        1.69%    14.17%
 U.S. Equity Fund
   2003...................................... 1,186,382     8.51    10,093     1.70%        1.00%    21.18%
   2002......................................   791,025     7.02     5,553     1.70%        0.92%   (20.64)%
   2001......................................   374,328     8.85     3,313     1.70%        0.78%   (10.04)%
 Value Equity Fund
   2003......................................   629,017     8.79     5,532     1.70%        1.55%    21.95%
   2002......................................   400,281     7.21     2,886     1.70%        1.11%   (18.97)%
   2001......................................   172,412     8.90     1,534     1.70%        1.35%   (10.31)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VII:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund
   -- Class II
   2003...............................................    17,895   $12.55   $   225     1.70%        0.00%    25.53%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2003............................................... 2,748,253     9.21    25,319     1.70%        1.95%    11.79%
   2002............................................... 1,917,665     8.24    15,802     1.70%        2.24%    (8.26)%
   2001...............................................   972,626     8.98     8,734     1.70%        1.81%    (6.53)%
 Capital Appreciation Portfolio -- Service Shares
   2003...............................................   537,768     6.33     3,405     1.70%        0.24%    18.19%
   2002...............................................   425,478     5.36     2,281     1.70%        0.31%   (17.36)%
   2001...............................................   362,926     6.48     2,352     1.70%        0.31%   (23.17)%
 Global Life Sciences Portfolio -- Service Shares
   2003...............................................   100,391     7.53       756     1.70%        0.00%    24.05%
   2002...............................................   101,020     6.07       613     1.70%        0.00%   (30.75)%
   2001...............................................   103,526     8.76       907     1.70%        0.00%   (18.18)%
 Global Technology Portfolio -- Service Shares
   2003...............................................   467,996     3.43     1,604     1.70%        0.00%    43.99%
   2002...............................................   318,267     2.38       757     1.70%        0.00%   (41.94)%
   2001...............................................   185,853     4.10       762     1.70%        0.00%   (38.39)%
 Growth Portfolio -- Service Shares
   2003...............................................   585,098     5.72     3,345     1.70%        0.00%    29.26%
   2002...............................................   609,116     4.42     2,692     1.70%        0.00%   (27.97)%
   2001...............................................   521,222     6.14     3,200     1.70%        0.00%   (26.19)%
 International Growth Portfolio -- Service Shares
   2003...............................................   593,422     5.88     3,487     1.70%        1.16%    32.25%
   2002...............................................   447,171     4.44     1,985     1.70%        0.90%   (27.02)%
   2001...............................................   264,963     6.09     1,614     1.70%        0.35%   (24.74)%
 Mid Cap Growth Portfolio -- Service Shares
   2003...............................................   488,442     3.69     1,804     1.70%        0.00%    32.48%
   2002...............................................   458,916     2.79     1,280     1.70%        0.00%   (29.34)%
   2001...............................................   386,562     3.95     1,527     1.70%        0.00%   (40.63)%
 Worldwide Growth Portfolio -- Service Shares
   2003...............................................   831,929     5.52     4,590     1.70%        0.83%    21.58%
   2002...............................................   844,883     4.54     3,836     1.70%        0.61%   (26.97)%
   2001...............................................   629,158     6.21     3,907     1.70%        0.12%   (23.94)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2003...............................................   736,265     5.68     4,184     1.70%        0.00%    20.52%
   2002...............................................   576,645     4.71     2,716     1.70%        0.00%   (28.95)%
   2001...............................................   331,541     6.64     2,201     1.70%        0.05%   (26.12)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2003...............................................   492,435     7.53     3,707     1.70%        0.44%    19.77%
   2002...............................................   376,910     6.29     2,371     1.70%        0.44%   (22.50)%
   2001...............................................   241,953     8.11     1,962     1.70%        0.21%   (17.54)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VII:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
 MFS(R) New Discovery Series -- Service Class Shares
   2003...............................................   781,828   $ 7.34   $ 5,739     1.70%        0.00%    31.16%
   2002...............................................   411,289     5.60     2,303     1.70%        0.00%   (32.96)%
   2001...............................................   155,938     8.35     1,302     1.70%        0.00%    (6.88)%
 MFS(R) Utilities Series -- Service Class Shares
   2003...............................................   730,480     7.66     5,599     1.70%        2.09%    33.27%
   2002...............................................   501,656     5.75     2,885     1.70%        2.45%   (24.21)%
   2001...............................................   303,903     7.59     2,307     1.70%        1.81%   (25.74)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2003...............................................   290,217    12.34     3,582     1.70%        0.00%    23.41%
 Nations Marsico International Opportunities Portfolio
   2003...............................................   115,018    13.37     1,538     1.70%        0.01%    33.68%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2003...............................................    17,789    11.94       212     1.70%        0.00%    23.34%
 Oppenheimer Bond Fund/VA
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2003...............................................    56,951    12.44       709     1.70%        0.00%    28.47%
   2002...............................................       100     9.69         1     1.70%        0.00%    (3.13)%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2003............................................... 1,142,590     8.70     9,939     1.70%        0.56%    40.43%
   2002...............................................   691,046     6.19     4,278     1.70%        0.39%   (23.69)%
   2001...............................................   276,877     8.12     2,248     1.70%        0.19%   (13.68)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2003............................................... 1,385,950     7.87    10,911     1.70%        0.77%    24.29%
   2002............................................... 1,005,473     6.33     6,365     1.70%        0.57%   (20.41)%
   2001...............................................   473,200     7.95     3,762     1.70%        0.20%   (11.81)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2003...............................................   120,040    13.32     1,599     1.70%        0.00%    41.79%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class
   Shares
   2003...............................................   154,491    11.74     1,813     1.70%        2.67%     0.52%
   2002...............................................    82,184    11.68       960     1.70%        3.57%     6.35%
   2001...............................................    16,136    10.98       177     1.70%        4.24%     5.76%
 High Yield Portfolio -- Administrative Class Shares
   2003............................................... 1,522,099    11.70    17,813     1.70%        7.39%    20.76%
   2002...............................................   541,743     9.69     5,249     1.70%        8.21%    (2.87)%
   2001...............................................   207,597     9.98     2,072     1.70%        8.36%     0.60%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2003............................................ 1,205,322   $13.63   $16,428     1.70%        3.05%     2.13%
   2002............................................ 1,088,846    13.35    14,536     1.70%        7.19%    15.58%
   2001............................................   386,285    11.55     4,462     1.70%        4.95%     4.05%
 Total Return Portfolio -- Administrative Class
   Shares
   2003............................................ 4,353,956    12.46    54,261     1.70%        2.87%     3.25%
   2002............................................ 2,751,630    12.07    33,212     1.70%        4.44%     7.22%
   2001............................................   810,937    11.26     9,131     1.70%        4.69%     6.52%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II
   2003............................................     1,832    12.11        22     1.70%        0.00%    21.08%
 Jennison 20/20 Focus Portfolio -- Class II
   2003............................................     2,027    12.31        25     1.70%        0.00%    23.14%
Rydex Variable Trust:
 OTC Fund
   2003............................................   825,009     3.33     2,748     1.70%        0.00%    42.95%
   2002............................................   329,408     2.33       768     1.70%        0.00%   (39.89)%
   2001............................................   239,875     3.88       931     1.70%        0.00%   (36.29)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2003............................................   112,510    12.91     1,453     1.70%        0.00%    29.12%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003............................................   667,800    10.33     6,897     1.70%        0.38%    28.55%
   2002............................................   130,719     8.03     1,050     1.70%        0.00%   (20.81)%
 Emerging Growth Portfolio -- Class II Shares
   2003............................................   162,892     9.06     1,476     1.70%        0.00%    24.88%
   2002............................................    28,218     7.25       205     1.70%        0.00%   (33.80)%

Type VIII:
----------
GE Investments Funds, Inc.:
 Total Return Fund
   2003............................................ 4,540,351    10.90    49,490     1.50%        1.69%    18.48%
   2002............................................   616,931     9.20     5,676     1.50%        2.28%    (8.01)%

Type IX:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2003............................................   197,609    12.91     2,551     1.45%        0.00%    29.08%
 AIM V.I. Capital Appreciation Fund -- Series I
   Shares
   2003............................................    56,467    12.27       693     1.45%        0.00%    22.74%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003............................................    38,071    11.79       449     1.45%        0.31%    17.91%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                  Units  Unit Value  000s    Net Assets     Ratio    Return
--------                                                 ------- ---------- ------- ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 Growth and Income Portfolio -- Class B
   2003................................................. 564,218   $12.30   $ 6,940     1.45%        0.82%   22.99%
 Premier Growth Portfolio -- Class B
   2003.................................................  73,654    11.50       847     1.45%        0.00%   14.99%
 Technology Portfolio -- Class B
   2003.................................................  72,698    13.18       958     1.45%        0.00%   31.83%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003................................................. 352,412    10.14     3,573     1.45%        2.23%    1.39%
 VT Worldwide Health Sciences Fund
   2003................................................. 126,289    11.91     1,504     1.45%        0.00%   19.06%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2003................................................. 171,365    10.99     1,884     1.45%        6.21%    9.92%
 Federated Kaufmann Fund II -- Service Shares
   2003................................................. 256,511    13.31     3,415     1.45%        0.00%   33.13%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Service Class 2
   2003................................................. 570,477    12.58     7,178     1.45%        1.40%   25.83%
 VIP Growth Portfolio -- Service Class 2
   2003................................................. 357,532    12.45     4,452     1.45%        0.10%   24.53%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003................................................. 413,897    12.40     5,130     1.45%        0.25%   23.95%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2003.................................................  10,231    11.84       121     1.45%        0.00%   18.43%
 VIP III Growth & Income Portfolio -- Service Class 2
   2003................................................. 163,238    11.45     1,869     1.45%        0.90%   14.51%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003................................................. 573,236    13.93     7,985     1.45%        0.21%   39.31%
GE Investments Funds, Inc.:
 Income Fund
   2003................................................. 401,810    10.03     4,032     1.45%        3.51%    0.34%
 Mid-Cap Value Equity Fund
   2003................................................. 338,175    12.90     4,363     1.45%        1.42%   29.03%
 Money Market Fund
   2003................................................. 635,992     9.95     6,327     1.45%        0.82%   (0.52)%
 Premier Growth Equity Fund
   2003................................................. 515,742    12.11     6,245     1.45%        0.21%   21.09%
 Real Estate Securities Fund
   2003................................................. 194,020    12.49     2,424     1.45%        3.71%   24.92%
 S&P 500(R) Index Fund
   2003................................................. 873,981    12.14    10,610     1.45%        1.39%   21.40%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2003...............................................   333,700   $12.83   $ 4,281     1.45%        0.08%   28.28%
 Total Return Fund
   2003............................................... 1,658,489    11.44    18,967     1.45%        1.69%   14.37%
 U.S. Equity Fund
   2003...............................................   246,040    11.75     2,890     1.45%        1.00%   17.47%
 Value Equity Fund
   2003...............................................   130,426    11.87     1,548     1.45%        1.55%   18.66%
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth
   Fund -- Class II
   2003...............................................    42,051    12.57       529     1.45%        0.00%   25.74%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2003...............................................   323,459    10.92     3,533     1.45%        1.95%    9.24%
 Capital Appreciation Portfolio -- Service Shares
   2003...............................................    65,234    11.66       760     1.45%        0.24%   16.56%
 International Growth Portfolio -- Service Shares
   2003...............................................    84,483    13.56     1,146     1.45%        1.16%   35.60%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2003...............................................   164,342    11.47     1,885     1.45%        0.00%   14.69%
 MFS(R) Investors Trust Series -- Service Class Shares
   2003...............................................    97,273    11.68     1,136     1.45%        0.44%   16.77%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2003...............................................   193,803    12.74     2,468     1.45%        0.00%   27.35%
 MFS(R) Utilities Series -- Service Class Shares
   2003...............................................   125,205    12.29     1,538     1.45%        2.09%   22.88%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2003...............................................   346,671    12.36     4,286     1.45%        0.00%   23.62%
 Nations Marsico International Opportunities
   Portfolio
   2003...............................................   155,646    13.39     2,084     1.45%        0.01%   33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2003...............................................    65,369    12.00       785     1.45%        0.00%   20.02%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2003...............................................   183,859    12.31     2,263     1.45%        0.00%   23.09%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2003...............................................   352,598    14.14     4,986     1.45%        0.56%   41.41%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2003

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type IX:                                               Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2003.............................................   194,738   $12.09   $ 2,355     1.45%        0.77%   20.94%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2003.............................................   162,753    13.71     2,231     1.45%        0.00%   37.09%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2003.............................................   695,216    10.86     7,553     1.45%        7.39%    8.64%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2003.............................................   272,805    10.06     2,743     1.45%        3.05%    0.55%
 Total Return Portfolio -- Administrative Class
   Shares
   2003............................................. 1,323,651    10.10    13,366     1.45%        2.87%    0.98%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II
   2003.............................................    10,293    12.13       125     1.45%        0.00%   21.28%
 Jennison 20/20 Focus Portfolio -- Class II
   2003.............................................       547    12.34         7     1.45%        0.00%   23.35%
Rydex Variable Trust:
 OTC Fund
   2003.............................................    75,902    12.80       972     1.45%        0.00%   28.02%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2003.............................................    82,461    12.93     1,067     1.45%        0.00%   29.34%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003.............................................   391,710    12.51     4,901     1.45%        0.38%   25.12%
 Emerging Growth Portfolio -- Class II Shares
   2003.............................................    95,304    11.84     1,128     1.45%        0.00%   18.41%

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of income, shareholders' interest and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

   As discussed in Notes 1 and 4 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002. As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities in 2001.

                                          /s/ KPMG LLP

Richmond, Virginia
February 6, 2004

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets
            (Dollar amounts in millions, except per share amounts)


                                                    December 31,
                                                -------------------
                                                  2003       2002
                                                --------- ---------
Assets
   Investments:
       Fixed maturities
         available-for-sale, at fair
         value................................. $ 9,640.7 $10,049.0
       Equity securities
         available-for-sale, at fair
         value
          Common stock.........................      24.7      41.3
          Preferred stock,
            non-redeemable.....................       1.3       3.6
       Mortgage loans, net of valuation
         allowance of $10.4 and $8.9 at
         December 31, 2003 and December
         31, 2002, respectively................   1,262.3   1,034.7
       Policy loans............................     138.5     123.9
       Short-term investments..................      99.6     278.0
       Other invested assets...................     162.1      60.5
                                                --------- ---------
          Total investments....................  11,329.2  11,591.0
   Cash and cash equivalents...................      12.4        --
   Accrued investment income...................     127.8     160.4
   Deferred acquisition costs..................     897.0     827.2
   Goodwill....................................     117.3     107.4
   Intangible assets...........................     144.6     207.7
   Reinsurance recoverable.....................     160.7     174.4
   Other assets................................      38.7      30.1
   Separate account assets.....................   8,034.9   7,182.8
                                                --------- ---------
          Total assets......................... $20,862.6 $20,281.0
                                                ========= =========
Liabilities and Shareholders' Interest
   Liabilities:
       Future annuity and contract
         benefits.............................. $10,241.2 $10,771.5
       Liability for policy and
         contract claims.......................      42.6     240.4
       Other policyholder liabilities..........     147.8     208.1
       Other liabilities.......................     399.4      69.1
       Deferred income tax liability...........     174.7     104.9
       Separate account liabilities............   8,034.9   7,182.8
                                                --------- ---------
          Total liabilities....................  19,040.6  18,576.8
                                                --------- ---------
   Shareholders' interest:
       Net unrealized investment gains
         (losses)..............................      87.7     (12.0)
       Derivatives qualifying as hedges........       0.4       2.3
                                                --------- ---------
       Accumulated non-owner changes in
         shareholders' interest................      88.1      (9.7)
       Preferred stock, Series A
         ($1,000 par value, $1,000
         redemption and liquidation
         value, 200,000 shares
         authorized, 120,000 shares
         issued and outstanding)...............     120.0     120.0
       Common stock ($1,000 par value,
         50,000 shares authorized,
         25,651 shares issued and
         outstanding)..........................      25.6      25.6
       Additional paid-in capital..............   1,060.6   1,050.7
       Retained earnings.......................     527.7     517.6
                                                --------- ---------
          Total shareholders' interest.........   1,822.0   1,704.2
                                                --------- ---------
          Total liabilities and
            shareholders' interest............. $20,862.6 $20,281.0
                                                ========= =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income
                         (Dollar amounts in millions)


                                          Years Ended December 31,
                                         -------------------------
                                          2003     2002     2001
                                         ------  -------- --------
Revenues:
   Net investment income................ $538.0  $  600.2 $  698.9
   Net realized investment gains........    3.9      55.3     29.1
   Premiums.............................  104.0     105.3    108.4
   Cost of insurance....................  153.1     125.8    126.1
   Variable product fees................  106.3     113.9    131.1
   Other income.........................   35.5      44.9     40.8
                                         ------  -------- --------
       Total revenues...................  940.8   1,045.4  1,134.4
                                         ------  -------- --------
Benefits and expenses:
   Interest credited....................  410.6     462.1    533.8
   Benefits and other changes in policy
     reserves...........................  245.7     178.2    182.3
   Underwriting, acquisition, and
     insurance expenses, net of
     deferrals..........................  149.0      99.3     87.3
   Amortization of deferred acquisition
     costs and intangibles..............  118.9     147.1    131.3
                                         ------  -------- --------
       Total benefits and expenses......  924.2     886.7    934.7
                                         ------  -------- --------
Income before income taxes and
  cumulative effect of change in
  accounting principle..................   16.6     158.7    199.7
Provision for income taxes..............   (3.1)     42.9     70.1
                                         ------  -------- --------
Income before cumulative effect of
  change in accounting principle........   19.7     115.8    129.6
Cumulative effect of change in
  accounting principle, net of tax......     --        --     (5.7)
                                         ------  -------- --------
Net income.............................. $ 19.7  $  115.8 $  123.9
                                         ======  ======== ========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest
              (Dollar amounts in millions, except share amounts)

                                                                                      Accumulated
                                             Preferred Stock Common Stock  Additional  Non-owner               Total
                                             --------------  -------------  Paid-In   Changes In  Retained Shareholders'
                                              Share   Amount Share  Amount  Capital     Equity    Earnings   Interest
                                             -------  ------ ------ ------ ---------- ----------- -------- -------------
Balances at January 1, 2001................. 120,000  $120.0 25,651 $25.6   $1,050.7    $(18.7)    $297.1    $1,474.7
Changes other than transactions with
  shareholders:
   Net income...............................      --      --     --    --         --        --      123.9       123.9
   Net unrealized gains on investment
     securities (a).........................      --      --     --    --         --       1.3         --         1.3
   Cumulative effect on adoption of
     SFAS 133 (b)...........................      --      --     --    --         --      (7.8)        --        (7.8)
   Derivatives qualifying as hedges (c).....      --      --     --    --         --      (0.3)        --        (0.3)
                                                                                                             --------
       Total changes other than
         transactions with shareholders.....                                                                    117.1
                                                                                                             --------
Cash dividends declared and paid............      --      --     --    --         --        --       (9.6)       (9.6)
                                             -------  ------ ------ -----   --------    ------     ------    --------
Balances at December 31, 2001............... 120,000  $120.0 25,651 $25.6   $1,050.7    $(25.5)    $411.4    $1,582.2
Changes other than transactions with
  shareholders:
   Net income...............................      --      --     --    --         --        --      115.8       115.8
   Net unrealized gains on investment
     securities (a).........................      --      --     --    --         --       5.4         --         5.4
   Derivatives qualifying as hedges (c).....      --      --     --    --         --      10.4         --        10.4
                                                                                                             --------
       Total changes other than
         transactions with shareholders.....                                                                    131.6
                                                                                                             --------
Cash dividends declared and paid............      --      --     --    --         --        --       (9.6)       (9.6)
                                             -------  ------ ------ -----   --------    ------     ------    --------
Balances at December 31, 2002............... 120,000  $120.0 25,651 $25.6   $1,050.7    $ (9.7)    $517.6    $1,704.2
Changes other than transactions with
  shareholders:
   Net income...............................      --      --     --    --         --        --       19.7        19.7
   Net unrealized gains on investment
     securities (a).........................      --      --     --    --         --      99.7         --        99.7
   Derivatives qualifying as hedges (c).....      --      --     --    --         --      (1.9)        --        (1.9)
                                                                                                             --------
       Total changes other than
         transactions with shareholders.....                                                                    117.5
Contributed capital.........................      --      --     --    --        9.9        --         --         9.9
Cash dividends declared and paid............      --      --     --    --         --        --       (9.6)       (9.6)
                                             -------  ------ ------ -----   --------    ------     ------    --------
Balances at December 31, 2003............... 120,000  $120.0 25,651 $25.6   $1,060.6    $ 88.1     $527.7    $1,822.0
                                             =======  ====== ====== =====   ========    ======     ======    ========

--------
(a)Presented net of deferred taxes of $(55.9), (1.8), and $0 in 2003, 2002, and 2001, respectively.
(b)Presented net of deferred taxes of $4.4.
(c)Presented net of deferred taxes of $1.0, $(5.9), and $0.2 in 2003, 2002, and 2001, respectively.

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                         (Dollar amounts in millions)


                                                    Years Ended December 31,
                                                -------------------------------
                                                   2003       2002       2001
                                                ---------  ---------  ---------
Cash flows from operating activities:
  Net income................................... $    19.7  $   115.8  $   123.9
                                                ---------  ---------  ---------
  Adjustments to reconcile net income
   to net cash provided by operating
   activities:
   Cumulative effect of change in
     accounting principle, net of tax..........        --         --        5.7
   Change in future policy benefits............     407.5      413.2      435.5
   Net realized investments gains..............      (3.9)     (55.3)     (29.1)
   Amortization of investment premiums
     and discounts.............................      46.5       29.9        6.8
   Acquisition costs deferred..................    (167.7)    (116.3)    (204.1)
   Amortization of deferred acquisition
     costs and intangibles.....................     118.9      147.1      131.3
   Deferred income taxes.......................      18.3       21.8       51.1
   Change in certain assets:
       Decrease (increase) in:
       Accrued investment income...............      32.6       48.0        7.5
       Other, net..............................     (39.8)       6.6      (47.5)
   Change in certain liabilities:
       Increase (decrease) in:
       Policy and contract claims..............    (183.9)      27.9       39.7
       Other policyholder liabilities..........     (59.6)     117.0      (71.5)
       Other liabilities.......................     339.0     (380.4)     107.5
                                                ---------  ---------  ---------
          Total adjustments....................     507.9      259.5      432.9
                                                ---------  ---------  ---------
   Net cash provided by operating
     activities................................     527.6      375.3      556.8
                                                ---------  ---------  ---------
Cash flows from investing activities:
   Short term investment activity, net.........     178.4     (237.5)     (22.9)
   Proceeds from sales and maturities
     of investment securities and other
     invested assets...........................   4,328.8    6,087.4    3,904.1
   Principal collected on mortgage and
     policy loans..............................     268.6      151.2      332.6
   Purchases of investment securities
     and other invested assets.................  (3,819.5)  (5,464.1)  (5,182.8)
   Mortgage loan originations and
     increase in policy loans..................    (512.3)    (252.8)    (167.9)
                                                ---------  ---------  ---------
          Net cash provided by (used
            in) investing activities...........     444.0      284.2   (1,136.9)
                                                ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment
     contracts.................................   3,107.0    3,495.1    3,642.8
   Redemption and benefit payments on
     investment contracts......................  (4,044.8)  (4,112.6)  (3,089.4)
   Proceeds from short-term borrowings.........     346.5      388.4      301.1
   Payments on short-term borrowings...........    (358.3)    (420.8)    (336.2)
   Cash dividends to shareholders..............      (9.6)      (9.6)      (9.6)
                                                ---------  ---------  ---------
          Net cash provided by (used
            in) financing activities...........    (959.2)    (659.5)     508.7
                                                ---------  ---------  ---------
          Net decrease in cash and cash
            equivalents........................      12.4         --      (71.4)
Cash and cash equivalents at beginning
  of year......................................        --         --       71.4
                                                ---------  ---------  ---------
Cash and cash equivalents at end of year....... $    12.4  $      --  $      --
                                                =========  =========  =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company ("GELAAC") and its subsidiary, Assigned Settlement, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

   All of GELAAC's outstanding common stock was owned directly and indirectly by GE Financial Assurance Holdings, Inc. ("GE Financial Assurance"). GE Financial Assurance acquired approximately three percent of our outstanding common stock, pursuant to a Stock Purchase Agreement, dated November 18, 2003 by and between Phoenix Life Insurance Company and GE Financial Assurance. General Electric Capital Assurance Company ("GE Capital Assurance") and Federal Home Life Insurance Company ("Federal"), both indirect subsidiaries of GE Financial Assurance, own approximately eighty-five percent and twelve percent of our outstanding common stock, respectively. GE Financial Assurance is a wholly owned, direct subsidiary of GEI, Inc., which in turn is a wholly owned direct subsidiary of General Electric Capital Corporation, which in turn is a wholly owned subsidiary of General Electric Capital Services, Inc., which in turn is a wholly owned direct subsidiary of General Electric Company ("GE"). At December 31, 2003, all of our outstanding non-voting preferred stock was owned by Brookfield Life Assurance Company Limited ("BLAC") as a result of a contribution on November 7, 2003 of our preferred shares by GE Financial Assurance. BLAC is a wholly owned direct subsidiary of GE Financial Assurance.

   On November 18, 2003, GE issued a press release announcing its intention to pursue an initial public offering ("IPO") of a new company named Genworth Financial, Inc. ("Genworth") that will comprise most of its life and mortgage insurance operations, including GELAAC. GE filed a registration statement with the U.S. Securities and Exchange Commission in January 2004 and expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investment products are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income during their retirement, and seek to protect against outliving their assets during retirement. Our principal product lines under the Retirement Income and Investments segment are deferred annuities (fixed or variable), variable life insurance, and GICs and funding agreement products.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured, and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are life insurance (universal and interest sensitive whole life) and accident and health insurance products.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms, and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

specialized brokers), and dedicated sales specialists (long term care sales agents and affiliated networks of both accountants and personal financial advisors). Approximately 21%, 26%, and 30% of our sales of life and annuity products in 2003, 2002, and 2001, respectively, have been through two national stock brokerage firms. Loss of all or a substantial portion of the business provided by these stock brokerage firms could have a material adverse effect on our business and operations. We do not believe, however, that the loss of such business would have a long-term adverse effect because of our competitive position in the marketplace, the availability of business from other distributors, and our mix of other products.

  (d) Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent annuities, when the contracts are issued. Premiums received on institutional stable value products, annuity contracts without significant mortality risk, and universal life products are not reported as revenues but as deposits and included in liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

  (e) Cash and Cash Equivalents

   Certificates, money market funds, and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short term investments.

  (f) Investment Securities

   We have designated all of our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated nonowner changes in shareholders' interest and, accordingly, have no effect on net income.

   Impairment of investment securities results in a charge to earnings when a market decline in the value of an investment to below cost is other than temporary. We regularly review each investment security for impairment based on criteria that include the extent to which the cost of the investment exceeds its market value, the length of the time that the market value of the investment has been reduced, our ability to hold until recovery and the financial health of and specific prospects for the issuer of the security. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks.

  (g) Securities Lending Activity

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Non-cash collateral, such as a security received by us,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

is not reflected in our assets in the Consolidated Balance Sheets, as we have no right to sell or repledge the collateral. The fair value of collateral held and included in other invested assets was $102.7 million at December 31, 2003. We had no non-cash collateral at December 31, 2003.

  (h) Net Investment Income

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income. Net interest income and/or expense from interest rate derivatives are included in investment income.

  (i) Mortgage and Policy Loans

   Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

  (j) Short-term Investments

   Short-term investments are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

  (k) Deferred Acquisition Costs

   Acquisition costs include costs and expenses, which vary with and are primarily related to the acquisition of insurance and investment contracts.

   Acquisition costs include commissions in excess of ultimate renewal commissions, certain support costs such as underwriting and contract and policy issue costs, and the bonus feature of certain variable annuity products. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed quarterly to determine if they are recoverable from future income, including investment income and, if not considered recoverable, are charged to expense.

  (l) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called Present Value of Future Profits ("PVFP"), represents the actuarially estimated present value of projected future cash flows from the acquired policies.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in our net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

   Goodwill -- As of January 1, 2002, we adopted Statement of Financial Accounting Standard No. 142, Goodwill and Other Intangible Assets (SFAS 142). Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value approach, at the "reporting unit" level. A reporting unit is the operating segment, or business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a report unit's goodwill exceeds its fair value. We used discounted cash flows to establish fair values. When available and as appropriate, we used comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the gain or loss on disposal using the relative fair value methodology.

   Before January 1, 2002, we amortized goodwill over our estimated period of benefit on a straight-line basis; we amortized other intangible assets on appropriate bases over their estimated lives. No amortization period exceeded 40 years. When an intangible asset's carrying value exceeded associated expected operating cash flows, we considered it to be impaired and wrote it down to fair value, which we determined based on either discounted future cash flows or appraised values.

   Software -- Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

   We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested for impairment, at least annually, and written down to fair value as required.

  (m) Income Taxes

   We file a consolidated life insurance federal income tax return with our parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

   Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

  (n) Reinsurance

   Premium revenue, benefits, underwriting, acquisition, and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

  (o) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense, and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

  (q) Separate Accounts

   The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity contractholders and variable life policyholders. We receive mortality risk and expense fees and administration charges from the underlying mutual fund portfolios available in the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders' equity in those assets.

  (r) Accounting Changes

   Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value methodology. We stopped amortizing goodwill effective January 1, 2002. Under SFAS 142, we were required to test all existing goodwill for impairment as of January 1, 2002, on a "reporting unit" basis. No goodwill impairment charge was taken as a result of our goodwill testing for impairment in accordance with SFAS 142.

   At January 1, 2001, we adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 10.

   At January 1, 2001, the cumulative effect of adopting this accounting change, was as follows:

                                                            Shareholders'
                                                   Earnings   Interest
                                                   -------- -------------
       Adjustment to fair value of derivatives (a)  $(8.7)     $(12.2)
       Income tax effects.........................    3.0         4.4
                                                    -----      ------
       Totals.....................................  $(5.7)     $ (7.8)
                                                    =====      ======

--------
(a)For earnings effect, amount shown is net of hedged items.

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge variable-rate borrowings. Decreases in the fair values of these instruments were attributable to declines in interest rates since inception of the hedging arrangement. As a matter of policy, we ensure that funding, including the effect of derivatives, of our investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

   In January 2003, the FASB issued FIN 46, Consolidation of Variable Interest Entities, which we adopted on July 1, 2003. No special purpose entities ("SPEs"), or assets previously sold to qualifying SPEs ("QSPEs"), were required to be consolidated on our books.

  (s) Accounting Pronouncements Not Yet Adopted

   In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we will adopt on January 1, 2004. This statement provides guidance on separate account presentation and valuation, the accounting for sales inducements and the classification and valuation of long-duration contract liabilities. We do not expect the adoption of SOP 03-1 to have a material impact on our results of operation or financial condition.

(2)Investment Securities

  (a) General

   For the years ended December 31, 2003, 2002, and 2001 the sources of our investment income were as follows:

                                         2003    2002    2001
                                        ------  ------  ------
                Fixed maturities....... $467.2  $528.8  $615.2
                Equity securities......    (.1)     .8     2.9
                Mortgage loans.........   81.8    73.2    80.9
                Policy loans...........   10.8     6.3     7.1
                Other investments......  (10.4)     .6      .6
                                        ------  ------  ------
                Gross investment income  549.3   609.7   706.7
                Investment expenses....  (11.3)   (9.5)   (7.8)
                                        ------  ------  ------
                Net investment income.. $538.0  $600.2  $698.9
                                        ======  ======  ======

   For the years ended December 31, 2003, 2002, and 2001, gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                2003     2002    2001
                                               ------  -------  ------
         Gross realized investments:
            Gains.............................   80.2    181.1   100.5
            Losses, including impairments (a).  (76.3)  (125.8)  (71.4)
                                               ------  -------  ------
         Net realized investments gains....... $  3.9  $  55.3  $ 29.1
                                               ======  =======  ======

--------
(a)Impairments were $(26.2), $(77.4), and $(24.1) in 2003, 2002, and 2001 respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, 2003, 2002, and 2001 are summarized as follows:

                                                                                     2003    2002    2001
                                                                                    ------  ------  ------
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
   Fixed maturities................................................................ $204.6  $ 18.6  $(41.2)
   Equity securities...............................................................    3.0    (9.7)  (11.8)
                                                                                    ------  ------  ------
       Subtotal....................................................................  207.6     8.9   (53.0)
                                                                                    ------  ------  ------
Adjustments to the present value of future profits and deferred acquisitions costs.  (72.6)  (29.5)   25.2
Deferred income taxes..............................................................  (47.3)    8.6    10.4
                                                                                    ------  ------  ------
       Net unrealized gains (losses) on available-for-sale investment securities................................................................ $ 87.7  $(12.0) $(17.4)
                                                                                    ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                                                 2003    2002    2001
                                                                                ------  ------  ------
Net unrealized losses on investment securities -- beginning of year............ $(12.0) $(17.4) $(18.7)
Unrealized gains on investment securities, net --..............................  102.2    41.3    20.2
Reclassification adjustments -- net of deferred taxes of $1.4, $19.4, and $10.2   (2.5)  (35.9)  (18.9)
                                                                                ------  ------  ------
Net unrealized gains (losses) on investment securities -- end of year.......... $ 87.7  $(12.0) $(17.4)
                                                                                ======  ======  ======

   At December 31, 2003, and 2002, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                     Gross      Gross
                                         Amortized Unrealized Unrealized
                                           Cost      Gains      Losses   Fair Value
                                         --------- ---------- ---------- ----------
2003
----
Fixed maturities:
   U.S. government and agency........... $   17.5    $  0.6     $ (0.1)   $   18.0
   State and municipal..................      0.9        --         --         0.9
   Non-U.S. government..................     67.8       4.9       (0.1)       72.6
   U.S. corporate.......................  5,437.3     194.9      (48.9)    5,583.3
   Non-U.S. corporate...................    874.5      27.2       (8.2)      893.5
   Mortgage-backed......................  1,819.1      33.6       (9.5)    1,843.2
   Asset-backed.........................  1,219.0      14.5       (4.3)    1,229.2
                                         --------    ------     ------    --------
       Total fixed maturities...........  9,436.1     275.7      (71.1)    9,640.7
Common stocks and non-redeemable
  preferred stocks......................     23.0       3.0         --        26.0
                                         --------    ------     ------    --------
Total available-for-sale securities..... $9,459.1    $278.7     $(71.1)   $9,666.7
                                         ========    ======     ======    ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)



                                                     Gross      Gross
                                         Amortized Unrealized Unrealized
2002                                       Cost      Gains      Losses   Fair Value
----                                     --------- ---------- ---------- ----------
Fixed maturities:
   U.S. government and agency........... $    29.4   $  0.6    $  (0.2)  $    29.8
   State and municipal..................       1.0       --         --         1.0
   Non-U.S. government..................      45.9      1.8       (0.1)       47.6
   U.S. corporate.......................   6,063.8    161.5     (207.3)    6,018.0
   Non-U.S. corporate...................     668.7     14.4      (15.9)      667.2
   Mortgage-backed......................   1,973.5     58.1       (3.9)    2,027.7
   Asset-backed.........................   1,248.1     18.0       (8.4)    1,257.7
                                         ---------   ------    -------   ---------
       Total fixed maturities...........  10,030.4    254.4     (235.8)   10,049.0
Common stocks and non-redeemable
  preferred stocks......................      54.6      5.2      (14.9)       44.9
                                         ---------   ------    -------   ---------
Total available-for-sale securities..... $10,085.0   $259.6    $(250.7)  $10,093.9
                                         =========   ======    =======   =========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position, and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance and risk teams as well as the portfolio management and research capabilities of GEAM. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2003, securities "at risk" of impairment had aggregate unrealized losses of $10 million.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book within a reasonable period. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2003, 2002 and 2001, we recognized impairment losses of $26.2 million, $77.4 million and $24.1 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31, 2003

                                               Less than 12 Months            12 Months of More
                                          ------------------------------ ----------------------------
                                           Fair    Unrealized    # of    Fair   Unrealized    # of
Description of Securities                  Value     Losses   Securities Value    Losses   Securities
-------------------------                 -------- ---------- ---------- ------ ---------- ----------
Fixed maturities:
   U.S. government and agencies.......... $    7.1   $  (.1)       2     $   --   $   --       --
   State and municipal...................       .9       --        2         --       --       --
   Government - non U.S..................     14.1      (.1)       4         --       --       --
   U.S. corporate........................  1,009.2    (30.2)     129      249.5    (18.7)      37
   Corporate - non U.S...................    172.4     (4.9)      41       42.8     (3.3)       4
   Asset Backed..........................    220.2     (3.9)      22       75.0      (.4)       6
   Mortgage Backed.......................    550.9     (9.4)      79        3.8      (.1)       6
                                          --------   ------      ---     ------   ------       --
Subtotal, fixed maturities...............  1,974.8    (48.6)     279      371.1    (22.5)      53
Equity securities........................       --       --       --         --       --       --
                                          --------   ------      ---     ------   ------       --
   Total temporarily impaired securities. $1,974.8   $(48.6)     279     $371.1   $(22.5)      53
                                          ========   ======      ===     ======   ======       ==
Investment Grade.........................  1,862.7    (42.4)     257      273.0     (9.9)      29
Below Investment Grade...................    112.1     (6.2)      22       98.1    (12.6)      24
                                          --------   ------      ---     ------   ------       --
   Total................................. $1,974.8   $(48.6)     279     $371.1   $(22.5)      53
                                          ========   ======      ===     ======   ======       ==

   The investment securities at December 31, 2003 in an unrealized loss position for less than twelve months, account for $48.6 million or 68% of the total unrealized losses. Of the securities in this category, there was one security with an unrealized loss in excess of $5 million. This security had aggregate unrealized losses totaling $6.8 million. The amount of the unrealized loss on this security is driven largely by the relative size of the holding, the par value of which is $40 million. This security matures in 2029 and is rated investment grade.

   The investment securities in an unrealized loss position for twelve months or more account for $22.5 million or 32% of the total unrealized losses. There is one issuer that accounts for $3.3 million or 15% of the unrealized losses in this category. This issuer, a national retail chain, is current on all terms, shows improving trends with regard to liquidity and security price, and is not considered at risk of impairment.

   Aside from this issuer, no other single issuer has an aggregate unrealized loss greater than $3 million.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2003 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized  Fair
                                                 Cost     Value
                                               --------- --------
              Due in one year less............ $  385.2  $  388.2
              Due one year through five years.  2,483.9   2,547.2
              Due five years through ten years  2,247.0   2,326.0
              Due after ten years.............  1,281.9   1,306.9
                                               --------  --------
                 Subtotals....................  6,398.0   6,568.3
              Mortgage-backed securities......  1,819.1   1,843.2
              Asset-backed securities.........  1,219.0   1,229.2
                                               --------  --------
                 Totals....................... $9,436.1  $9,640.7
                                               ========  ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   As of December 31, 2003, $1,078.2 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $5.7 million as of December 31, 2003 and 2002.

   As of December 31, 2003, approximately 24.9%, 11.7%, and 8.4% of our fixed maturity portfolio was comprised of securities issued by the financial and insurance, utility and energy, and consumer non-cyclicals industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of our fixed maturity portfolio. This portfolio is widely diversified among various geographic regions in the United States and is not dependent on the economic stability of one particular region.

   As of December 31, 2003, we did not hold any fixed maturity securities which individually exceeded 10% of shareholders' interest.

   The credit quality of the fixed maturity portfolio at December 31, 2003 and 2002 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                        2003               2002
                                 -----------------  -----------------
                                 Fair value Percent Fair value Percent
                                 ---------- ------- ---------- -------
         Agencies and treasuries  $  379.2     3.9% $   199.6     2.0%
         AAA/Aaa................   2,491.6    25.8    2,801.1    27.9
         AA/Aa..................     357.7     3.7      843.6     8.4
         A/A....................   2,335.6    24.2    2,842.6    28.3
         BBB/Baa................   2,521.8    26.2    2,170.9    21.6
         BB/Ba..................     245.4     2.6      370.7     3.7
         B/B....................     106.0     1.1       99.3     1.0
         CC and below...........      55.3     0.6       19.6     0.2
         Not rated..............   1,148.1    11.9      701.6     6.9
                                  --------   -----  ---------   -----
            Totals..............  $9,640.7   100.0% $10,049.0   100.0%
                                  ========   =====  =========   =====

   Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated". This has neither positive nor negative implications regarding the value of the security.

   At December 31, 2003 and 2002, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $58.9 and $19.1, respectively.

   We have limited partnership commitments outstanding of $7.4 and $11.6 at December 31, 2003 and December 31, 2002, respectively.

  (b) Mortgage and Real Estate Portfolio

   For the years ended December 31, 2003 and 2002, respectively, we originated $44.6 and $102.1 of mortgages secured by real estate in California, which represents 9% and 43% of our total originations for those years.

   We have certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding at December 31, 2003 and 2002 were $0 and $15.3, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

   Under these principles, we have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2003 and 2002) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($1.2 and $3.7 as of December 31, 2003 and 2002, respectively). Average investment in impaired loans during December 31, 2003, 2002, and 2001 was $2.8, $5.1, and $6.8 and interest income earned on these loans while they were considered impaired was $0.1, $0.5, and $0.9 for the years ended December 31, 2003, 2002, and 2001, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31, 2003, 2002, and 2001:

                                                         2003   2002  2001
                                                         ----- -----  -----
    Balance at January 1................................ $ 8.9 $18.2  $14.3
    (Benefit) provision (credited) charged to operations   1.5  (9.3)   2.3
    Amounts written off, net of recoveries..............    --    --    1.6
                                                         ----- -----  -----
    Balance at December 31.............................. $10.4 $ 8.9  $18.2
                                                         ===== =====  =====

   During 2002, as part of its on-going analysis of exposure to losses arising from mortgage loans, we recognized $11.6 reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2003, 2002, and 2001 represented 0.8%, 0.8%, and 1.9% of gross mortgage loans, respectively. There were no non-income producing mortgage loans as of December 31, 2003 and 2002.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, 2003, 2002, and 2001 was as follows:

                                                               2003     2002    2001
                                                              ------  -------  ------
Unamortized balance at January 1............................. $843.3  $ 838.2  $712.9
Cost deferred................................................  167.7    116.3   204.1
Amortization, net............................................  (87.2)  (111.2)  (78.8)
                                                              ------  -------  ------
Unamortized balance at December 31...........................  923.8    843.3   838.2
Cumulative effect of net unrealized investment gains (losses)  (26.8)   (16.1)   15.6
                                                              ------  -------  ------
Balance at December 31....................................... $897.0  $ 827.2  $853.8
                                                              ======  =======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2003 and 2002 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

                                                    2003                        2002
                                         --------------------------  --------------------------
                                         Gross Carrying Accumulated  Gross Carrying Accumulated
                                             Amount     Amortization     Amount     Amortization
                                         -------------- ------------ -------------- ------------
Present Value of Future Profits ("PVFP")     $508.8       $(380.7)       $541.0       $(352.2)
Capitalized Software....................       26.2         (10.1)         26.8          (8.7)
All Other...............................        1.0          (0.6)          1.3          (0.5)
                                             ------       -------        ------       -------
   Total................................     $536.0       $(391.4)       $569.1       $(361.4)
                                             ======       =======        ======       =======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31, 2003, 2002, and 2001:

                                                                                 2003    2002    2001
                                                                                ------  ------  ------
Unamortized balance at January 1............................................... $202.2  $235.1  $278.1
Interest accreted as 5.4%, 6.0% and 6.4% for December 31, 2003, 2002, and 2001,
  respectively.................................................................   10.2    13.2    16.3
Amortization...................................................................  (38.5)  (46.1)  (59.3)
                                                                                ------  ------  ------
Unamortized balance December 31................................................  173.9   202.2   235.1
Cumulative effect of net unrealized investment losses..........................  (45.8)  (13.4)    9.6
                                                                                ------  ------  ------
Balance at December 31......................................................... $128.1  $188.8  $244.7
                                                                                ======  ======  ======

   The estimated percentage of the December 31, 2003 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                                   2004 12.3%
                                   2005 12.0%
                                   2006 11.6%
                                   2007 11.2%
                                   2008 10.6%

  (b) Goodwill

   Goodwill amortization was $7.0 for the year ended December 31, 2001. The accumulated amortization at December 31, 2003, 2002 and 2001 was $43.3, $43.3, and $36.3, respectively. Under SFAS 142 (effective January 1, 2002), goodwill is no longer amortized but is tested for impairment using a fair value methodology.

   As of December 31, 2003 goodwill was comprised of the following:

                                            Retirement
                                             Income &
                                            Investments Protection Total
                                            ----------- ---------- ------
      Balance at January 1, 2001...........    $58.6      $55.8    $114.4
      Amortization.........................      3.8        3.2       7.0
                                               -----      -----    ------
      Balance at December 31, 2001 and 2002    $54.8      $52.6    $107.4
                                               =====      =====    ======
      Additions............................      5.0        4.9       9.9
                                               -----      -----    ------
      Balance at December 31, 2003.........    $59.8      $57.5    $117.3
                                               =====      =====    ======

   The effects on earnings excluding such goodwill amortization from 2001 was as follows:

                                                           2001
                                                          ------
               Net income as reported.................... $123.9
                                                          ======
               Net income excluding goodwill amortization $130.9
                                                          ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


(5)Reinsurance

   We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to and including 75 is $1 and for issue ages over 75 is $0.1. Certain accident and health insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. At December 31,2003, we had approximately 41% and 31%, respectively, of our variable annuity and life insurance net at risk exposures reinsured with one company.

   Net life insurance in force as of December 31 is summarized as follows:

                                             2003       2002       2001
                                          ---------  ---------  ---------
     Direct life insurance in force...... $26,889.2  $28,964.5  $31,199.2
     Amounts ceded to other companies....  (4,129.4)  (4,575.9)  (5,272.9)
     Amounts assumed from other companies   1,970.2    2,092.9    2,247.7
                                          ---------  ---------  ---------
     Net in force........................ $24,730.0  $26,481.5  $28,174.0
                                          =========  =========  =========
     Percentage of amount assumed to net.       8.0%       7.9%       8.0%
                                          =========  =========  =========

   The effects of reinsurance on premiums earned for the years ended December 31, 2003, 2002, and 2001 were as follows:

                                               2003    2002    2001
                                              ------  ------  ------
          Direct............................. $122.9  $117.9  $128.8
          Assumed............................    2.5     4.8     3.3
          Ceded..............................  (21.4)  (17.4)  (23.7)
                                              ------  ------  ------
          Net premiums earned................ $104.0  $105.3  $108.4
                                              ------  ------  ------
          Percentage of amount assumed to net    2.4%    4.6%    3.1%
                                              ======  ======  ======

   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $77.7, $87.6, and $58.0 for the years ended December 31, 2003, 2002, and 2001, respectively.

(6)Future Annuity and Contract Benefits

  (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001)
                         (Dollar amounts in millions)

premiums, based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on our experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following chart summarizes the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                                           Mortality/                  December 31,
                                                 Withdraw  Morbidity  Interest Rate -------------------
                                                Assumption Assumption  Assumption     2003      2002
                                                ---------- ---------- ------------- --------- ---------
Investment contracts...........................    N/A         N/A        N/A       $ 8,069.0 $ 8,592.0
Limited payment contracts......................    None        (a)       6.76%            6.3      30.3
Traditional life insurance contracts...........  Company              6.7% grading
                                                Experience     (b)      to 6.5%         319.6     316.6
Universal life type contracts..................    N/A         N/A        N/A         1,792.5   1,780.8
Accident and health............................  Company              7.5% grading
                                                Experience     (c)      to 4.5%          53.8      51.8
                                                                                    --------- ---------
   Total future annuity and contracts benefits.                                     $10,241.2 $10,771.5
                                                                                    ========= =========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, 2003, 2002, and 2001 consisted of the following components:

                                               2003   2002  2001
                                              ------  ----- -----
              Current federal income tax..... $(21.4) $19.8 $18.2
              Deferred federal income tax....   18.3   20.8  49.1
                                              ------  ----- -----
                 Subtotal-federal income tax.   (3.1)  40.6  67.3
                                              ------  ----- -----
              Current state income tax.......     --    1.3   0.8
              Deferred state income tax......     --    1.0   2.0
                                              ------  ----- -----
                 Subtotal-state income tax...     --    2.3   2.8
                                              ------  ----- -----
                     Total income tax........ $ (3.1) $42.9 $70.1
                                              ======  ===== =====

   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, 2003, 2002, and 2001 is as follows:

                                                         2003   2002  2001
                                                        -----   ----  ----
    Statutory U.S. federal income tax rate.............  35.0%  35.0% 35.0%
    State income tax, net of federal income tax benefit  (0.1)   0.5   0.5
    Non-deductible goodwill amortization...............    --     --   1.2
    Dividends-received deduction....................... (53.1)  (9.1) (2.9)
    Other, net.........................................  (0.8)   0.6   1.3
                                                        -----   ----  ----
       Effective rate.................................. (19.0)% 27.0% 35.1%
                                                        =====   ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   The components of the net deferred income tax liability at December 31, 2003 and 2002 are as follows:

                                                            2003   2002
                                                           ------ ------
       Assets:
          Insurance reserves amounts...................... $118.9 $146.8
          Investments.....................................    9.8     --
          Net unrealized losses on investment securities..     --    8.6
          Net unrealized losses on derivatives............    1.0     --
          Accruals........................................   21.9    3.5
          Other...........................................    0.6     --
                                                           ------ ------
              Total deferred income tax asset.............  152.2  158.9
                                                           ====== ======
       Liabilities:
          Net unrealized gains on investment securities...   47.3     --
          Investments.....................................     --    8.1
          Present value of future profits.................   39.7   43.7
          Deferred acquisition costs......................  234.6  203.6
          Other...........................................    5.3    8.4
                                                           ------ ------
              Total deferred income tax liability.........  326.9  263.8
                                                           ------ ------
                 Net deferred income tax liability........ $174.7 $104.9
                                                           ====== ======

   Based on an analysis of our tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $7.3 for the year ended December 31, 2003. For the years ended December 31, 2002 and 2001, we received refunds of $16.4 and $23.9, respectively.

   At December 31, 2003 and 2002, the deferred income tax liability was $174.7 and $104.9, respectively. At December 31, 2003 and 2002, the current income tax liability was $4.8 and $30.3, respectively.

(8)Related Party Transactions

   We pay investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $60.7, $36.8, and $18.3 for the years ended December 31, 2003, 2002, and 2001, respectively. We charge affiliates for certain services and for the use of facilities and equipment which aggregated $55.6, $58.4, and $68.1, for the years ended December 31, 2003, 2002, and 2001, respectively.

   In May 2002, we entered into an investment management agreement with GE Asset Management Incorporated ("GEAM") under which we paid $10.5 in 2003 and $8.9 in 2002 to GEAM as compensation for the investment services.

   During 2002, we sold certain assets to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $17.6.

   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. We have a credit line of $500 with GNA. Interest expense under this agreement was $0.1, $0.1, and $0.6 for the years ended December 31, 2003, 2002, and 2001 respectively. We pay interest at the cost of funds of GNA Corporation, which were 1.3% and 1.95%, as of December 31, 2003 and 2002, respectively. The amounts outstanding as of December 31, 2003 and 2002 were $6.3 and $18.1, respectively, and are included with other liabilities in the Consolidated Balance Sheets.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


(9)Litigation

   We, like other insurance companies, are subject to legal and regulatory actions in the ordinary course of our business, including class actions. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages. Given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in some of our matters could have a material adverse effect on our consolidated financial condition or results of operation.

   We were named as a defendant in a lawsuit in Georgia, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000 as a class action on behalf of all persons who purchased certain of our universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. No class has been certified. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003, to settle the case on a nationwide class action basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The settlement documents have not been finalized, nor has any proposed settlement been submitted to the proposed class or for court approval, and a final settlement is not certain. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon court approval of the class and related settlement, the number of individuals who ultimately will seek relief in the claim form process of any approved class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, and derivative financial instruments. Other financial assets and liabilities - those not carried at fair value - are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The bases on which we estimate fair values are as follows:

      Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

      Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and/or estimates of the cost to terminate or otherwise settle obligations.

      Borrowings. Based on market quotes or comparables.

      Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


      All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities at December 31,

                                                      2003                           2002
                                         -----------------------------  -----------------------------
                                              Assets (Liabilities)           Assets (Liabilities)
                                         -----------------------------  -----------------------------
                                         Notional  Carrying  Estimated  Notional  Carrying  Estimated
                                          Amount    Amount   Fair Value  Amount    Amount   Fair Value
                                         -------- ---------  ---------- -------- ---------  ----------
Assets:
   Mortgage loans.......................    (a)   $ 1,262.3  $ 1,309.7      (a)  $ 1,034.7  $ 1,124.7
   Other financial instruments..........    (a)         0.9        0.9      (a)        1.6        1.6
Liabilities:
   Borrowings and related instruments:
       Borrowings.......................    (a)        (6.3)      (6.3)     (a)      (18.1)     (18.1)
       Investment contract benefits.....    (a)    (8,069.0)  (8,134.4)     (a)   (8,592.0)  (8,711.1)
Other firm commitments:
   Ordinary course of business lending
     commitments........................    --           --         --    15.3          --         --
Commitments to fund limited partnerships   7.4           --         --    11.6          --         --

--------
(a)These financial instruments do not have notional amounts.

   A reconciliation of current period changes for the years ended December 31, 2003 and 2002, net of applicable income taxes in the separate component of shareholders' interest labeled "derivatives qualifying as hedges", follows:

                                                               2003   2002
                                                              -----  -----
    Net Other Comprehensive Income Balances as of January 1.. $ 2.3  $(8.1)
    Current period decreases (increases) in fair value -- net  (0.3)   9.2
    Reclassification to earnings, net........................  (1.6)   1.2
                                                              -----  -----
    Balance at December 31................................... $ 0.4  $ 2.3
                                                              =====  =====

Hedges of Future Cash Flows

   There was none and less than $.01 of ineffectiveness reported in the twelve months ended December 31, 2003 and 2002, respectively, in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2003 and 2002 related to the hedge of future cash flows.

   The $0.4, net of taxes, recorded in shareholders' interest at December 31, 2003 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount $1.7, net of income taxes, is expected to be reclassified to earnings over the twelve-month period ending December 31, 2004. Actual amounts may vary from this amount as a result of market conditions. The amount of $(1.6) net of income taxes was reclassified to income over the twelve months ended December 31, 2003. No amounts were reclassified to income during the twelve months ended December 31, 2003 and 2002 in connection with forecasted transactions that were no longer considered probable of occurring.

Derivatives Not Designated as Hedges

   At December 31, 2003, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


(11)Non-controlled Entities

   One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

   The following table summarizes the current balance of assets sold to Special Purpose Entities ("SPEs") at December 31:

                                                 2003   2002
                                                ------ ------
                  Assets secured by:
                     Commercial mortgage loans. $137.1 $162.4
                     Fixed maturities..........  105.4  129.9
                     Other receivables.........  107.3  117.2
                                                ------ ------
                         Total assets.......... $349.8 $409.5
                                                ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans -- loans on diversified commercial property; fixed maturities- domestic and foreign, corporate and government securities; other receivables -- primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPE's is provided under credit support agreements, in which GE Financial Assurance provides limited recourse for a maximum of $119 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. Sales resulted in net gains on securitizations of approximately $5.8 million, and $17 million in 2002, and 2001, respectively. There were no security transactions in 2003. The net realized gains and losses are included in net realized gains within our Consolidated Statements of Income Retained interests and recourse obligations related to such sales that are recognized in our consolidated financial statements are as follows:

                                                December 31,
                                           -----------------------
                                              2003        2002
                                           ----------- -----------
                                                 Fair        Fair
                                           Cost  Value Cost  Value
                                           ----- ----- ----- -----
              Retained interests -- assets $14.5 $15.6 $17.0 $20.9
              Servicing assets............    --    --    --    --
              Recourse liability..........    --    --    --    --
                                           ----- ----- ----- -----
                 Total.................... $14.5 $15.6 $17.0 $20.9
                                           ===== ===== ===== =====

   Retained interest. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and, as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(12)Restrictions on Dividends

   Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation Commission, Bureau of Insurance. Based on statutory results as of December 31, 2003, we are able to distribute $23.7 in dividends in 2004 without obtaining regulatory approval.

   We declared and paid dividends of $9.6 for each of the years ended December 31, 2003, 2002, and 2001.

(13)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, 2003, 2002, and 2001, statutory net (loss) income and statutory capital and surplus is summarized below:

                                            2003    2002    2001
                                           ------  ------  ------
             Statutory net loss........... $(28.0) $(48.8) $(20.5)
             Statutory capital and surplus $562.4  $550.7  $584.4

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2003 and 2002 we exceeded the minimum required RBC levels.

(14)Operating Segment Information

   During the fourth quarter 2003, we redefined our operating segments. Management realigned the business on a product line and market basis to intensify its focus on return on equity, optimum deployment of capital and distribution effectiveness. As a result of this change, our operations are conducted under two reporting segments corresponding to customer needs:
Retirement Income and Investments and Protection.

   Retirement Income and Investments comprised of products offered to consumers who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income during their retirement, and seek to protect against outliving their assets during retirement.

   Protection comprised of products offered to consumers to provide protection against financial hardship after the death of an insured and to protect income and assets from the adverse economic impacts of significant health care costs. See Note (1)(c) for further discussion of our principal product lines within these two segments.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   The following is a summary of industry segment activity for December 31, 2003, 2002, and 2001:

                                         Retirement
                                          Income &              Corporate
December 31, 2003 -- Segment Data        Investments Protection  & Other  Consolidated
---------------------------------        ----------- ---------- --------- ------------
Net investment income...................  $   402.7   $  152.5   $(17.2)   $   538.0
Net realized investment gains...........         --         --      3.9          3.9
Premiums................................       (1.7)     105.7       --        104.0
Other revenues..........................      150.8      143.8       .3        294.9
                                          ---------   --------   ------    ---------
   Total revenues.......................      551.8      402.0    (13.0)       940.8
                                          ---------   --------   ------    ---------
Interest credited, benefits, and other
  changes in policy reserves............      362.0      294.3       --        656.3
Underwriting, acquisition, and
  insurance expenses, net of deferrals..       46.4       55.3     47.3        149.0
Amortization of deferred acquisition
  costs and intangibles.................       84.9       34.0       --        118.9
                                          ---------   --------   ------    ---------
   Total benefits and expenses..........      493.3      383.6     47.3        924.2
                                          ---------   --------   ------    ---------
   Income before income taxes...........  $    58.5   $   18.4   $(60.3)   $    16.6
                                          =========   ========   ======    =========
   Provision (benefit) for income taxes.  $    14.7   $    6.5   $(24.3)   $    (3.1)
                                          =========   ========   ======    =========
   Net income (loss)....................  $    43.8   $   11.9   $(36.0)   $    19.7
                                          =========   ========   ======    =========
Total assets............................  $17,412.4   $2,758.1   $692.1    $20,862.6
                                          =========   ========   ======    =========


                                         Retirement
                                          Income &              Corporate
December 31, 2002 -- Segment Data        Investments Protection  & Other  Consolidated
---------------------------------        ----------- ---------- --------- ------------
Net investment income...................  $   457.1   $  160.5   $(17.4)   $   600.2
Net realized investment gains...........         --         --     55.3         55.3
Premiums................................        1.0      102.3      2.0        105.3
Other revenues..........................      157.3      123.7      3.6        284.6
                                          ---------   --------   ------    ---------
   Total revenues.......................      615.4      386.5     43.5      1,045.4
                                          ---------   --------   ------    ---------
Interest credited, benefits, and other
  changes in policy reserves............      392.6      247.1       .6        640.3
Underwriting, acquisition, and
  insurance expenses, net of deferrals..       37.1       57.8      4.4         99.3
Amortization of deferred acquisition
  costs and intangibles.................      113.6       30.6      2.9        147.1
                                          ---------   --------   ------    ---------
   Total benefits and expenses..........      543.3      335.5      7.9        886.7
                                          ---------   --------   ------    ---------
   Income before income taxes...........  $    72.1   $   51.0   $ 35.6    $   158.7
                                          =========   ========   ======    =========
   Provision (benefit) for income taxes.  $    26.0   $   18.1   $ (1.2)   $    42.9
                                          =========   ========   ======    =========
   Net income...........................  $    46.1   $   32.9   $ 36.8    $   115.8
                                          =========   ========   ======    =========
Total assets............................  $17,116.4   $2,777.5   $387.1    $20,281.0
                                          =========   ========   ======    =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


                                         Retirement
                                          Income &              Corporate
December 31, 2001 -- Segment Data        Investments Protection  & Other  Consolidated
---------------------------------        ----------- ---------- --------- ------------
Net investment income...................  $   529.8   $  168.1   $  1.0    $   698.9
Net realized investment gains...........         --         --     29.1         29.1
Premiums................................         .8      107.6       --        108.4
Other revenues..........................      167.6      125.2      5.2        298.0
                                          ---------   --------   ------    ---------
   Total revenues.......................      698.2      400.9     35.3      1,134.4
                                          ---------   --------   ------    ---------
Interest credited, benefits, and other
  changes in policy reserves............      481.4      234.7       --        716.1
Underwriting, acquisition, and
  insurance expenses, net of deferrals..       29.4       65.0     (7.1)        87.3
Amortization of deferred acquisition
  costs and intangibles.................       90.7       38.1      2.5        131.3
                                          ---------   --------   ------    ---------
   Total benefits and expenses..........      601.5      337.8     (4.6)       934.7
                                          ---------   --------   ------    ---------
   Income before income taxes and
     cumulative effect of change in
     accounting practice................  $    96.7   $   63.1   $ 39.9    $   199.7
                                          =========   ========   ======    =========
   Provision for income taxes...........  $    34.4   $   23.5   $ 12.2    $    70.1
                                          =========   ========   ======    =========
   Income before cumulative effect of
     change in accounting practice......  $    62.3   $   39.6     27.7    $   129.6
                                          =========   ========   ======    =========
   Cumulative effect of change in
     accounting practice................  $      --   $     --   $ (5.7)   $    (5.7)
                                          =========   ========   ======    =========
   Net income...........................  $    62.3   $   39.6   $ 22.0    $   123.9
                                          =========   ========   ======    =========
Total assets............................  $18,990.6   $2,802.3   $575.3    $22,368.2
                                          =========   ========   ======    =========

(15)Quarterly Financial Data (unaudited)

   Summarized quarterly financial data for the years ended December 31, 2003 and 2002 were as follows:

                                         First Quarter Second Quarter Third Quarter  Fourth Quarter
                                         ------------- -------------  -------------- -------------
                                          2003   2002   2003   2002    2003    2002   2003    2002
                                         ------ ------ ------ ------  ------  ------ ------  ------
Net investment income................... $137.9 $154.7 $137.1 $150.4  $137.9  $152.6 $125.1  $142.5
                                         ------ ------ ------ ------  ------  ------ ------  ------
Total revenues.......................... $250.9 $267.2 $227.7 $210.9  $227.1  $279.7 $235.1  $287.6
                                         ------ ------ ------ ------  ------  ------ ------  ------
Earnings (loss) before cumulative
 effect of change in accounting
 principle (1).......................... $ 24.9 $ 32.7 $  9.7 $ (0.4) $(21.9) $ 24.1 $  7.0  $ 59.4
                                         ------ ------ ------ ------  ------  ------ ------  ------
Net income (loss)....................... $ 24.9 $ 32.7 $  9.7 $ (0.4) $(21.9) $ 24.1 $  7.0  $ 59.4
                                         ------ ------ ------ ------  ------  ------ ------  ------

--------
(1)See note 1 (r) of the Consolidated Financial Statements.